UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2023

Date of reporting period: February 28, 2023

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI Brazil Small-Cap ETF | EWZS | NASDAQ

•	iShares MSCI China ETF | MCHI | NASDAQ

•	iShares MSCI China Small-Cap ETF | ECNS | NYSE Arca

•	iShares MSCI Indonesia ETF | EIDO | NYSE Arca

•	iShares MSCI Peru ETF | EPU | NYSE Arca

•	iShares MSCI Philippines ETF | EPHE | NYSE Arca

•	iShares MSCI Poland ETF | EPOL | NYSE Arca

•	iShares MSCI Qatar ETF | QAT | NASDAQ

•	iShares MSCI Saudi Arabia ETF | KSA | NYSE Arca

•	iShares MSCI UAE ETF | UAE | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® MSCI Brazil Small-Cap ETF

Investment Objective

The iShares MSCI Brazil Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Brazilian equities, as represented by the MSCI Brazil Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(13.30)%	(17.71)%	(5.10)%	(5.83)%	(17.71)%	(23.02)%	(45.14)%
Fund Market	(13.15)	(19.02)	(5.24)	(5.90)	(19.02)	(23.58)	(45.56)
Index	(13.18)	(17.40)	(4.32)	(5.27)	(17.40)	(19.83)	(41.80)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 867.00	$ 2.73		$ 1,000.00	$ 1,021.90	$ 2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	18.7%
Consumer Discretionary	17.9
Utilities	13.1
Consumer Staples	12.7
Materials	11.8
Real Estate	8.7
Health Care	5.5
Energy	4.7
Information Technology	4.3
Financials	2.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Embraer SA	4.6%
Metalurgica Gerdau SA (Preferred)	3.3
Transmissora Alianca de Energia Eletrica SA	2.9
Aliansce Sonae Shopping Centers SA	2.8
Multiplan Empreendimentos Imobiliarios SA	2.8
Bradespar SA (Preferred)	2.8
3R Petroleum Oleo E Gas SA	2.6
Cielo SA	2.3
SLC Agricola SA	2.3
EDP - Energias do Brasil SA	2.0

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI China ETF

Investment Objective

The iShares MSCI China ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors, as represented by the MSCI China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.44)%	(16.57)%	(5.96)%	1.92%	(16.57)%	(26.47)%	20.95%
Fund Market	(2.26)	(16.65)	(5.77)	1.93	(16.65)	(25.72)	21.10
Index	(2.83)	(16.14)	(5.49)	2.44	(16.14)	(24.58)	27.28

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 975.60	$ 2.89		$ 1,000.00	$ 1,021.90	$ 2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Consumer Discretionary	29.3%
Communication Services	19.0
Financials	15.7
Health Care	6.3
Information Technology	6.1
Consumer Staples	5.7
Industrials	5.5
Materials	3.7
Real Estate	3.5
Energy	2.6
Utilities	2.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Tencent Holdings Ltd.	13.3%
Alibaba Group Holding Ltd.	7.9
Meituan, Class B	4.3
China Construction Bank Corp., Class H	2.9
JD.com Inc., Class A	2.3
Pinduoduo Inc.	2.2
Ping An Insurance Group Co. of China Ltd., Class H	2.1
Baidu Inc.	1.9
NetEase Inc.	1.5
Bank of China Ltd., Class H	1.4

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023	iShares® MSCI China Small-Cap ETF

Investment Objective

The iShares MSCI China Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Chinese equities that are available to international investors, as represented by the MSCI China Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.67%	(14.05)%	(3.21)%	1.80%	(14.05)%	(15.04)%	19.49%
Fund Market	6.20	(14.57)	(3.10)	1.78	(14.57)	(14.58)	19.27
Index	4.93	(14.46)	(5.18)	0.24	(14.46)	(23.36)	2.44

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,056.70	$ 3.01		$ 1,000.00	$ 1,021.90	$ 2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Health Care	20.0%
Consumer Discretionary	15.1
Real Estate	13.5
Information Technology	10.8
Industrials	9.8
Materials	7.8
Communication Services	7.3
Financials	6.6
Utilities	3.9
Consumer Staples	3.8
Energy	1.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

JinkoSolar Holding Co. Ltd.	2.3%
International Alliance Financial Leasing Co. Ltd.	1.9
HUTCHMED China Ltd.	1.6
Lifetech Scientific Corp.	1.4
Hello Group Inc.	1.4
Jinxin Fertility Group Ltd.	1.3
Keymed Biosciences Inc.	1.3
Weimob Inc.	1.2
China Education Group Holdings Ltd.	1.1
RLX Technology Inc.	1.0

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Indonesia ETF

Investment Objective

The iShares MSCI Indonesia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Indonesian equities, as represented by the MSCI Indonesia IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(3.34)%	(2.91)%	(2.72)%	(2.31)%	(2.91)%	(12.87)%	(20.84)%
Fund Market	(2.60)	(3.54)	(2.56)	(2.31)	(3.54)	(12.15)	(20.86)
Index	(3.36)	(1.97)	(2.17)	(1.80)	(1.97)	(10.41)	(16.61)

Index performance through May 28, 2019 reflects the performance of MSCI Indonesia Investable Market Index. Index performance beginning on May 29, 2019 reflects the performance of the MSCI Indonesia IMI 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 966.60	$ 2.88		$ 1,000.00	$ 1,021.90	$ 2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	45.3%
Consumer Staples	11.3
Materials	11.0
Communication Services	9.2
Energy	7.7
Consumer Discretionary	6.7
Health Care	3.3
Real Estate	2.3
Industrials	1.9
Utilities	1.1
Information Technology	0.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Bank Central Asia Tbk PT	19.8%
Bank Rakyat Indonesia Persero Tbk PT	12.5
Telkom Indonesia Persero Tbk PT	6.8
Bank Mandiri Persero Tbk PT	6.1
Astra International Tbk PT	4.1
Bank Negara Indonesia Persero Tbk PT	3.4
Kalbe Farma Tbk PT	2.5
Merdeka Copper Gold Tbk PT	2.4
Adaro Energy Indonesia Tbk PT	2.4
Charoen Pokphand Indonesia Tbk PT	2.2

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023	iShares® MSCI Peru ETF

Investment Objective

The iShares MSCI Peru ETF (the “Fund”) seeks to track the investment results of an index composed of Peruvian equities, as represented by the MSCI All Peru Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

On March 29, 2023, the Board approved a proposal to change the name of MSCI Peru to MSCI Peru and Global Exposure as well as the Fund’s investment objective. These changes became effective on April 10, 2023.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	17.02%	(10.43)%	(4.16)%	(1.77)%	(10.43)%	(19.12)%	(16.35)%
Fund Market	16.16	(12.05)	(4.23)	(1.91)	(12.05)	(19.44)	(17.55)
Index	17.28	(9.87)	(3.91)	(1.30)	(9.87)	(18.08)	(12.23)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,170.20	$ 3.17		$ 1,000.00	$ 1,021.90	$ 2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Materials	47.8%
Financials	26.7
Consumer Staples	8.1
Consumer Discretionary	5.3
Industrials	4.6
Energy	2.8
Real Estate	2.7
Utilities	2.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Credicorp Ltd.	22.5%
Southern Copper Corp.	22.3
Cia. de Minas Buenaventura SAA	4.7
Alicorp SAA	4.2
Ferreycorp SAA	3.7
Sociedad Minera Cerro Verde SAA	3.5
InRetail Peru Corp.	2.9
PetroTal Corp.	2.8
Falabella SA	2.7
Parque Arauco SA	2.7

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Philippines ETF

Investment Objective

The iShares MSCI Philippines ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Philippine equities, as represented by the MSCI Philippines IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.77%	(16.66)%	(5.26)%	(3.21)%	(16.66)%	(23.69)%	(27.81)%
Fund Market	1.31	(18.53)	(5.22)	(3.24)	(18.53)	(23.50)	(28.06)
Index	0.92	(15.93)	(4.56)	(2.52)	(15.93)	(20.81)	(22.50)

Index performance through November 30, 2020 reflects the performance of the MSCI Philippines Investible Market Index (IMI). Index performance beginning on December 1, 2020 reflects the performance of the MSCI Philippines IMI 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,007.70	$ 2.94		$ 1,000.00	$ 1,021.90	$ 2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	28.4%
Financials	20.7
Real Estate	20.3
Consumer Staples	9.9
Consumer Discretionary	7.5
Communication Services	5.7
Utilities	5.4
Energy	1.1
Materials	1.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

SM Prime Holdings Inc.	11.5%
BDO Unibank Inc.	8.3
Ayala Land Inc.	5.9
SM Investments Corp.	5.9
Bank of the Philippine Islands	4.9
International Container Terminal Services Inc.	4.5
Ayala Corp.	4.2
PLDT Inc.	4.0
JG Summit Holdings Inc.	4.0
Jollibee Foods Corp.	3.9

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2023	iShares® MSCI Poland ETF

Investment Objective

The iShares MSCI Poland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Polish equities, as represented by the MSCI Poland IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	27.62%	(9.81)%	(8.08)%	(3.09)%	(9.81)%	(34.39)%	(26.95)%
Fund Market	27.86	(9.59)	(7.99)	(3.07)	(9.59)	(34.05)	(26.79)
Index	27.85	(10.21)	(7.98)	(2.88)	(10.21)	(34.01)	(25.31)

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,276.20	$ 3.33		$ 1,000.00	$ 1,021.90	$ 2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	39.9%
Energy	16.7
Consumer Discretionary	12.7
Materials	7.6
Communication Services	7.4
Consumer Staples	5.3
Utilities	4.6
Information Technology	3.0
Industrials	2.1
Health Care	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Polski Koncern Naftowy ORLEN SA	16.7%
Powszechna Kasa Oszczednosci Bank Polski SA	10.6
Powszechny Zaklad Ubezpieczen SA	8.6
Bank Polska Kasa Opieki SA	6.4
Dino Polska SA	4.6
KGHM Polska Miedz SA	4.3
Santander Bank Polska SA	4.3
Allegro.eu SA	4.2
LPP SA	4.1
CD Projekt SA	3.5

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Qatar ETF

Investment Objective

The iShares MSCI Qatar ETF (the “Fund”) seeks to track the investment results of an index composed of Qatar equities, as represented by the MSCI All Qatar Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(18.43)%	(16.44)%	6.47%	0.14%	(16.44)%	36.82%	1.27%
Fund Market	(18.75)	(17.19)	6.56	0.11	(17.19)	37.42	1.01
Index	(18.87)	(15.67)	7.20	0.76	(15.67)	41.59	6.94

The inception date of the Fund was April 29, 2014. The first day of secondary market trading was May 1, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 815.70	$ 2.66		$ 1,000.00	$ 1,021.90	$ 2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	52.3%
Industrials	14.4
Energy	8.9
Materials	8.2
Real Estate	5.0
Communication Services	4.9
Utilities	3.5
Consumer Staples	2.0
Health Care	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Qatar National Bank QPSC	23.4%
Qatar Islamic Bank SAQ	12.1
Industries Qatar QSC	8.3
Commercial Bank PSQC (The)	4.5
Masraf Al Rayan QSC	4.4
Mesaieed Petrochemical Holding Co.	4.1
Qatar Gas Transport Co. Ltd.	4.0
Qatar International Islamic Bank QSC	3.8
Qatar Fuel QSC	3.7
Qatar Electricity & Water Co. QSC	3.5

F U N D S U M M A R Y	11

Fund Summary as of February 28, 2023	iShares® MSCI Saudi Arabia ETF

Investment Objective

The iShares MSCI Saudi Arabia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Saudi Arabian equities, as represented by the MSCI Saudi Arabia IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(17.34)%	(19.46)%	8.54%	7.45%	(19.46)%	50.65%	70.87%
Fund Market	(17.30)	(20.71)	8.54	7.39	(20.71)	50.62	70.15
Index	(17.15)	(18.43)	9.30	8.27	(18.43)	55.96	80.89

The inception date of the Fund was September 16, 2015. The first day of secondary market trading was September 17, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 826.60	$ 3.35		$ 1,000.00	$ 1,021.10	$ 3.71		0.74%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	41.9%
Materials	22.6
Energy	8.1
Communication Services	7.6
Health Care	4.6
Consumer Staples	4.5
Consumer Discretionary	3.0
Utilities	3.0
Real Estate	2.2
Industrials	1.9
Information Technology	0.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Al Rajhi Bank	13.2%
Saudi National Bank (The)	9.9
Saudi Basic Industries Corp.	7.5
Saudi Arabian Oil Co.	7.1
Saudi Telecom Co.	4.5
Saudi Arabian Mining Co.	4.4
Riyad Bank	3.5
Saudi British Bank (The)	3.0
Alinma Bank	2.9
SABIC Agri-Nutrients Co.	2.4

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI UAE ETF

Investment Objective

The iShares MSCI UAE ETF (the “Fund”) seeks to track the investment results of an index composed of UAE equities, as represented by the MSCI All UAE Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(9.20)%	(14.24)%	1.49%	(2.11)%	(14.24)%	7.67%	(17.20)%
Fund Market	(10.04)	(14.40)	1.68	(2.10)	(14.40)	8.68	(17.10)
Index	(8.94)	(13.35)	2.41	(1.37)	(13.35)	12.64	(11.46)

The inception date of the Fund was April 29, 2014. The first day of secondary market trading was May 1, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 908.00	$ 2.79		$ 1,000.00	$ 1,021.90	$ 2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	40.1%
Communication Services	23.4
Real Estate	13.5
Industrials	12.7
Consumer Discretionary	5.1
Utilities	2.3
Energy	1.6
Consumer Staples	1.3
Health Care	0.0	(b)

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Emirates Telecommunications Group Co. PJSC	21.6%
First Abu Dhabi Bank PJSC	15.1
Emaar Properties PJSC	7.6
Abu Dhabi Islamic Bank PJSC	4.7
Emirates NBD Bank PJSC	4.6
Abu Dhabi National Oil Co. for Distribution PJSC	4.5
Dubai Islamic Bank PJSC	4.5
Abu Dhabi Commercial Bank PJSC	4.3
Multiply Group	4.1
Aldar Properties PJSC	4.0

F U N D S U M M A R Y	13

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.6%
Embraer SA(a)	1,099,739	$3,484,833

Auto Components — 0.5%
Mahle-Metal Leve SA	60,234	370,922

Biotechnology — 0.4%
Blau Farmaceutica SA(a)	56,144	305,629

Commercial Services & Supplies — 2.1%
Ambipar Participacoes e Empreendimentos SA	70,689	274,496
GPS Participacoes e Empreendimentos SA(a)(b)	419,187	944,791
Orizon Valorizacao de Residuos SA(a)	55,942	417,899

		1,637,186

Communications Equipment — 0.9%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	128,162	693,509

Diversified Consumer Services — 2.7%
Anima Holding SA(a)	473,984	288,802
Cogna Educacao(a)	2,936,534	1,133,007
YDUQS Participacoes SA	459,482	618,733

		2,040,542

Electric Utilities — 6.6%
Alupar Investimento SA	229,274	1,188,969
EDP - Energias do Brasil SA	409,236	1,534,405
Light SA	408,085	194,866
Transmissora Alianca de Energia Eletrica SA	320,485	2,172,500

		5,090,740

Food & Staples Retailing — 2.2%
Cia. Brasileira de Distribuicao	253,243	751,682
Grupo Mateus SA(a)	864,302	931,088

		1,682,770

Food Products — 10.4%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	72,090	357,183
BRF SA(a)	1,016,320	1,195,796
Camil Alimentos SA	197,166	302,408
Jalles Machado SA	161,401	240,771
M. Dias Branco SA	132,618	850,354
Marfrig Global Foods SA	516,388	628,292
Minerva SA	427,628	925,427
Sao Martinho SA	249,282	1,295,107
SLC Agricola SA	182,651	1,718,900
Tres Tentos Agroindustrial SA	194,122	472,379

		7,986,617

Health Care Providers & Services — 5.0%
Alliar Medicos A Frente SA(a)	74,042	293,456
CM Hospitalar SA	156,705	527,094
Fleury SA	365,116	989,599
Hospital Mater Dei SA	149,568	242,259
Instituto Hermes Pardini SA	71,735	263,896
Odontoprev SA	444,771	980,366
Oncoclinicas do Brasil Servicos Medicos SA(a)	233,870	339,496
Qualicorp Consultoria e Corretora de Seguros SA	222,214	198,214

		3,834,380

Hotels, Restaurants & Leisure — 1.4%
Smartfit Escola de Ginastica e Danca SA(a)	366,943	1,088,469

Household Durables — 4.3%
Cury Construtora e Incorporadora SA	205,528	494,638

Security	Shares	Value

Household Durables (continued)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	469,141	$1,342,336
Direcional Engenharia SA	152,569	448,488
Ez Tec Empreendimentos e Participacoes SA	172,903	419,753
MRV Engenharia e Participacoes SA	491,509	553,898

		3,259,113

Independent Power and Renewable Electricity Producers — 3.5%
AES Brasil Energia SA	376,761	713,877
Auren Energia SA	391,203	1,105,885
Omega Energia SA(a)	487,228	858,974

		2,678,736

Insurance — 0.5%
IRB Brasil Resseguros S/A(a)	115,853	417,787

IT Services — 3.1%
Cielo SA	1,913,086	1,753,968
Locaweb Servicos de Internet SA(a)(b)	695,375	649,492

		2,403,460

Machinery — 1.4%
Iochpe Maxion SA	216,488	466,019
Tupy SA	112,805	584,984

		1,051,003

Marine — 0.4%
Hidrovias do Brasil SA(a)	773,406	273,291

Metals & Mining — 1.2%
Bradespar SA	53,982	257,256
Cia. Brasileira de Aluminio	233,092	463,918
Metalurgica Gerdau SA	85,699	183,824

		904,998

Oil, Gas & Consumable Fuels — 4.6%
3R Petroleum Oleo E Gas SA(a)	285,318	1,984,248
Enauta Participacoes SA	166,375	437,908
Petroreconcavo SA	206,305	1,115,173

		3,537,329

Paper & Forest Products — 1.0%
Dexco SA	589,428	734,048

Professional Services — 0.6%
Boa Vista Servicos SA	333,131	482,951

Real Estate Management & Development — 8.7%
Aliansce Sonae Shopping Centers SA	651,790	2,126,383
BR Properties SA	7,420	340,528
Iguatemi SA	336,465	1,242,275
Iguatemi SA	364,659	170,647
JHSF Participacoes SA	531,510	429,436
LOG Commercial Properties e Participacoes SA	71,937	202,121
Multiplan Empreendimentos Imobiliarios SA	442,204	2,125,944

		6,637,334

Road & Rail — 2.9%
Movida Participacoes SA	226,774	285,013
SIMPAR SA	524,780	719,694
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	481,366	1,221,011

		2,225,718

Specialty Retail — 2.1%
Grupo SBF SA	152,473	238,810
Pet Center Comercio e Participacoes SA	541,788	667,475

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Via S/A(a)	2,000,994	$737,648

		1,643,933

Technology Hardware, Storage & Peripherals — 0.2%
Multilaser Industrial SA	320,997	141,018

Textiles, Apparel & Luxury Goods — 5.9%
Arezzo Industria e Comercio SA	103,452	1,474,089
Grendene SA	494,098	621,934
Grupo De Moda Soma SA	798,188	1,338,584
Guararapes Confeccoes SA	156,231	131,897
Vivara Participacoes SA	166,322	688,422
Vulcabras Azaleia SA	130,667	289,015

		4,543,941

Trading Companies & Distributors — 1.0%
Armac Locacao Logistica E Servicos SA	162,435	421,333
Mills Estruturas e Servicos de Engenharia SA	173,442	375,344

		796,677

Transportation Infrastructure — 2.8%
EcoRodovias Infraestrutura e Logistica SA	381,371	298,660
Santos Brasil Participacoes SA	810,872	1,240,597
Wilson Sons Holdings Brasil SA, NVS	308,518	602,251

		2,141,508

Water Utilities — 2.0%
Cia. de Saneamento de Minas Gerais-COPASA	297,512	808,072
Cia. de Saneamento do Parana	220,555	718,691

		1,526,763

Total Common Stocks — 83.0% (Cost: $67,250,420)		63,615,205

Preferred Stocks

Aerospace & Defense — 0.4%
Taurus Armas SA, Preference Shares, NVS	112,595	313,346

Airlines — 1.2%
Azul SA, Preference Shares, NVS	446,402	607,941
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	289,894	306,204

		914,145

Banks — 2.0%
Banco ABC Brasil SA, Preference Shares, NVS	132,201	458,308
Banco do Estado do Rio Grande do Sul SA, Class B,
Preference Shares, NVS	316,931	604,750
Banco Pan SA, Preference Shares, NVS	507,603	498,349

		1,561,407

Chemicals — 1.5%
Unipar Carbocloro SA, Class B, Preference Shares, NVS	76,660	1,161,003

Security	Shares	Value

Electric Utilities — 0.2%
Cia Energetica do Ceara, Class A, Preference Shares, NVS	22,105	$192,109

Machinery — 1.2%
Marcopolo SA, Preference Shares, NVS	757,703	457,333
Randon SA Implementos e Participacoes, Preference Shares, NVS	283,063	430,370

		887,703

Metals & Mining — 8.1%
Bradespar SA, Preference Shares, NVS	399,202	2,109,069
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares, NVS	55,282	606,624
Metalurgica Gerdau SA, Preference Shares, NVS	1,046,435	2,514,426
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	728,559	950,455

		6,180,574

Textiles, Apparel & Luxury Goods — 0.8%
Alpargatas SA, Preference Shares, NVS	349,436	629,398

Water Utilities — 0.6%
Cia de Saneamento do Parana, Preference Shares, NVS	694,282	452,206

Total Preferred Stocks — 16.0% (Cost: $12,492,964)		12,291,891

Total Long-Term Investments — 99.0% (Cost: $79,743,384)		75,907,096

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(c)(d)	50,000	50,000

Total Short-Term Securities — 0.1% (Cost: $50,000)		50,000

Total Investments — 99.1% (Cost: $79,793,384)		75,957,096

Other Assets Less Liabilities — 0.9%		692,015

Net Assets — 100.0%		$76,649,111

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Brazil Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$40,000	$10,000	(a)	$—	$—	$—	$50,000	50,000	$2,515	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	14	03/17/23	$ 651	$(27,011)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$ 27,011	$—	$ —	$—	$27,011

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$ 40,131	$—	$ —	$—	$40,131

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(54,066)	$—	$ —	$—	$(54,066)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$765,363

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Brazil Small-Cap ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$62,901,328	$713,877	$—	$63,615,205
Preferred Stocks	12,291,891	—	—	12,291,891
Short-Term Securities
Money Market Funds	50,000	—	—	50,000

	$75,243,219	$713,877	$—	$75,957,096

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(27,011)	$—	$—	$(27,011)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
AECC Aero-Engine Control Co. Ltd., Class A	74,800	$272,234
AECC Aviation Power Co. Ltd., Class A	694,476	4,583,859
AviChina Industry & Technology Co. Ltd., Class H	11,061,000	5,273,728
Kuang-Chi Technologies Co. Ltd., Class A	607,600	1,529,663

		11,659,484

Air Freight & Logistics — 0.7%
SF Holding Co. Ltd., Class A	1,215,283	9,411,117
YTO Express Group Co. Ltd., Class A	868,000	2,267,280
Yunda Holding Co. Ltd., Class A	868,557	1,592,751
ZTO Express Cayman Inc., ADR	1,713,317	41,222,407

		54,493,555

Airlines — 0.2%
Air China Ltd., Class A(a)	1,736,014	2,774,749
Air China Ltd., Class H(a)	6,966,000	6,422,879
China Eastern Airlines Corp. Ltd., Class A(a)	3,472,096	2,713,196
China Southern Airlines Co. Ltd., Class A(a)	3,385,234	3,847,681
China Southern Airlines Co. Ltd., Class H(a)(b)	6,966,000	5,079,372

		20,837,877

Auto Components — 0.4%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	86,895	1,886,369
Fuyao Glass Industry Group Co. Ltd., Class A	434,098	2,316,353
Fuyao Glass Industry Group Co. Ltd., Class H(c)	2,430,400	10,891,461
Huayu Automotive Systems Co. Ltd., Class A	954,872	2,597,820
Huizhou Desay Sv Automotive Co. Ltd., Class A	174,100	2,852,404
Minth Group Ltd.	3,472,000	9,022,311
Ningbo Tuopu Group Co. Ltd., Class A	260,400	2,507,701
Sailun Group Co. Ltd., Class A	768,361	1,228,904
Shandong Linglong Tyre Co. Ltd., Class A	434,028	1,407,177
Shenzhen Kedali Industry Co. Ltd., Class A	86,800	1,527,874

		36,238,374

Automobiles — 3.8%
BYD Co. Ltd., Class A	448,969	16,797,580
BYD Co. Ltd., Class H	3,306,000	88,879,286
Chongqing Changan Automobile Co. Ltd., Class A	2,182,620	4,206,728
Dongfeng Motor Group Co. Ltd., Class H	9,374,000	4,788,868
Geely Automobile Holdings Ltd.	24,336,000	31,616,784
Great Wall Motor Co. Ltd., Class A	520,800	2,583,820
Great Wall Motor Co. Ltd., Class H	12,175,500	16,157,593
Guangzhou Automobile Group Co. Ltd., Class A	1,128,400	1,862,610
Guangzhou Automobile Group Co. Ltd., Class H	11,728,400	7,478,316
Li Auto Inc.(a)	4,586,280	54,114,250
NIO Inc., ADR(a)(b)	5,558,977	52,198,794
SAIC Motor Corp. Ltd., Class A	2,256,804	4,879,827
XPeng Inc.(a)(b)	3,758,472	16,706,580
Yadea Group Holdings Ltd.(c)	5,208,000	11,177,370

		313,448,406

Banks — 9.6%
Agricultural Bank of China Ltd., Class A	21,092,400	8,891,573
Agricultural Bank of China Ltd., Class H	115,937,000	40,195,033
Bank of Beijing Co. Ltd., Class A	5,215,799	3,249,336
Bank of Chengdu Co. Ltd., Class A	1,215,293	2,513,441
Bank of China Ltd., Class A	8,853,600	4,115,001
Bank of China Ltd., Class H	320,310,000	117,474,245
Bank of Communications Co. Ltd., Class A	9,680,722	6,825,274
Bank of Communications Co. Ltd., Class H	34,754,200	20,548,696
Bank of Hangzhou Co. Ltd., Class A	1,822,828	3,182,887

Security	Shares	Value

Banks (continued)
Bank of Jiangsu Co. Ltd., Class A	3,985,215	$4,123,018
Bank of Nanjing Co. Ltd., Class A	3,088,804	4,404,392
Bank of Ningbo Co. Ltd., Class A	1,616,502	6,859,952
Bank of Shanghai Co. Ltd., Class A	4,340,010	3,734,239
China CITIC Bank Corp. Ltd., Class H	35,589,800	16,465,898
China Construction Bank Corp., Class A	2,129,514	1,728,378
China Construction Bank Corp., Class H	388,918,000	237,736,793
China Everbright Bank Co. Ltd., Class A	11,631,200	4,987,158
China Everbright Bank Co. Ltd., Class H	8,763,000	2,523,500
China Merchants Bank Co. Ltd., Class A	5,121,225	27,507,064
China Merchants Bank Co. Ltd., Class H	15,639,150	84,865,859
China Minsheng Banking Corp. Ltd., Class A	9,461,270	4,641,918
China Minsheng Banking Corp. Ltd., Class H	22,214,160	7,671,747
China Zheshang Bank Co. Ltd., Class A(a)	4,985,900	2,095,052
Chongqing Rural Commercial Bank Co. Ltd., Class A	829,000	431,812
Huaxia Bank Co. Ltd., Class A	4,340,061	3,259,653
Industrial & Commercial Bank of China Ltd., Class A	15,276,800	9,450,997
Industrial & Commercial Bank of China Ltd., Class H	227,575,000	113,551,210
Industrial Bank Co. Ltd., Class A	5,068,210	12,329,253
Ping An Bank Co. Ltd., Class A	4,693,655	9,291,188
Postal Savings Bank of China Co. Ltd., Class A	7,030,800	4,573,265
Postal Savings Bank of China Co. Ltd., Class H(c)	31,270,000	18,787,094
Shanghai Pudong Development Bank Co. Ltd., Class A	7,378,024	7,621,766
Shanghai Rural Commercial Bank Co. Ltd.	2,305,700	1,967,112

		797,603,804

Beverages — 3.4%
Anhui Gujing Distillery Co. Ltd., Class A	97,596	3,838,850
Anhui Gujing Distillery Co. Ltd., Class B	434,380	7,467,013
Anhui Kouzi Distillery Co. Ltd., Class A	145,200	1,439,496
Anhui Yingjia Distillery Co. Ltd., Class A	150,000	1,514,213
Beijing Yanjing Brewery Co. Ltd., Class A	682,100	1,323,990
China Resources Beer Holdings Co. Ltd.	6,598,000	48,812,474
Chongqing Brewery Co. Ltd., Class A	173,600	3,435,194
Jiangsu King’s Luck Brewery JSC Ltd., Class A	347,203	3,203,492
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	347,276	8,479,827
JiuGui Liquor Co. Ltd., Class A	87,400	1,907,301
Kweichow Moutai Co. Ltd., Class A	306,655	80,105,364
Luzhou Laojiao Co. Ltd., Class A	367,700	13,202,501
Nongfu Spring Co. Ltd., Class H(b)(c)	7,095,800	39,829,891
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	294,997	1,780,674
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	295,286	12,020,193
Sichuan Swellfun Co. Ltd., Class A	108,552	1,293,137
Tsingtao Brewery Co. Ltd., Class A	173,663	2,786,063
Tsingtao Brewery Co. Ltd., Class H	2,396,000	23,647,985
Wuliangye Yibin Co. Ltd., Class A	958,077	28,115,354

		284,203,012

Biotechnology — 1.5%
3SBio Inc.(c)	5,941,000	5,891,335
Akeso Inc.(a)(c)	1,865,000	9,503,911
BeiGene Ltd.(a)	2,527,534	43,810,543
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	114,475	2,089,718
BGI Genomics Co. Ltd., Class A	173,699	1,390,354
Bloomage Biotechnology Corp. Ltd.	68,688	1,253,942
Chongqing Zhifei Biological Products Co. Ltd., Class A	434,040	5,593,468
Hualan Biological Engineering Inc., Class A	475,872	1,517,862
Imeik Technology Development Co. Ltd., Class A	49,944	4,222,282
Innovent Biologics Inc.(a)(c)	4,051,500	19,704,979

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Legend Biotech Corp., ADR(a)(b)	199,714	$9,222,793
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	173,600	1,319,471
Shanghai RAAS Blood Products Co. Ltd., Class A	2,343,600	2,090,739
Shenzhen Kangtai Biological Products Co. Ltd., Class A	273,188	1,362,345
Walvax Biotechnology Co. Ltd., Class A	434,097	2,386,083
Zai Lab Ltd., ADR(a)(b)	357,616	13,285,434

		124,645,259

Building Products — 0.1%
Beijing New Building Materials PLC, Class A	520,870	2,251,841
China Lesso Group Holdings Ltd.	4,351,000	4,589,368
Guangdong Kinlong Hardware Products Co. Ltd., Class A	87,400	1,207,568
Zhejiang Weixing New Building Materials Co. Ltd., Class A	222,100	820,669
Zhuzhou Kibing Group Co. Ltd., Class A	694,400	1,093,431

		9,962,877

Capital Markets — 1.7%
Caitong Securities Co. Ltd., Class A	242,400	268,769
Changjiang Securities Co. Ltd., Class A	2,517,236	2,047,074
China Cinda Asset Management Co. Ltd., Class H	36,235,000	4,709,585
China Galaxy Securities Co. Ltd., Class A	1,235,800	1,710,043
China Galaxy Securities Co. Ltd., Class H	12,177,000	6,069,516
China International Capital Corp. Ltd., Class A	348,002	2,097,943
China International Capital Corp. Ltd., Class H(c)	5,696,400	12,264,771
China Merchants Securities Co. Ltd., Class A	1,996,468	4,016,196
CITIC Securities Co. Ltd., Class A	2,952,631	8,771,307
CITIC Securities Co. Ltd., Class H	7,870,800	16,674,443
CSC Financial Co. Ltd., Class A	1,215,299	4,681,401
Dongxing Securities Co. Ltd., Class A	1,215,211	1,502,024
East Money Information Co. Ltd., Class A	3,223,876	9,679,805
Everbright Securities Co. Ltd., Class A	1,041,699	2,343,857
First Capital Securities Co. Ltd., Class A	1,388,889	1,195,299
GF Securities Co. Ltd., Class A	1,507,399	3,534,629
GF Securities Co. Ltd., Class H	4,175,000	5,927,712
Guosen Securities Co. Ltd., Class A	2,083,233	2,892,091
Guotai Junan Securities Co. Ltd., Class A	2,135,759	4,390,214
Guoyuan Securities Co. Ltd., Class A	1,539,070	1,558,721
Haitong Securities Co. Ltd., Class A	2,517,259	3,313,084
Haitong Securities Co. Ltd., Class H	10,416,000	6,703,227
Hithink RoyalFlush Information Network Co. Ltd., Class A	118,587	2,016,620
Huatai Securities Co. Ltd., Class A	2,343,693	4,248,477
Huatai Securities Co. Ltd., Class H(c)	4,938,600	5,559,319
Huaxi Securities Co. Ltd., Class A	1,302,073	1,546,839
Industrial Securities Co. Ltd., Class A	2,619,792	2,423,157
Orient Securities Co. Ltd., Class A	2,137,321	3,136,425
SDIC Capital Co. Ltd., Class A	814,600	825,167
Sealand Securities Co. Ltd., Class A	2,690,837	1,349,682
Shanxi Securities Co. Ltd., Class A	1,441,341	1,201,149
Shenwan Hongyuan Group Co. Ltd., Class A	7,162,179	4,344,644
SooChow Securities Co. Ltd., Class A	1,773,435	1,795,931
Western Securities Co. Ltd., Class A	1,996,430	1,902,048
Zheshang Securities Co. Ltd., Class A	1,128,400	1,674,928
Zhongtai Securities Co. Ltd.	1,388,800	1,391,928

		139,768,025

Chemicals — 1.3%
Chengxin Lithium Group Co. Ltd., Class A	260,400	1,420,240
CNGR Advanced Material Co. Ltd.	86,776	876,879
Do-Fluoride New Materials Co. Ltd., Class A	260,400	1,365,438

Security	Shares	Value

Chemicals (continued)
Dongyue Group Ltd.(b)	5,701,000	$6,456,307
Ganfeng Lithium Co. Ltd., Class H(b)(c)	1,499,800	10,476,541
Ganfeng Lithium Group Co. Ltd., Class A	392,541	4,083,747
Guangzhou Tinci Materials Technology Co. Ltd., Class A	521,600	3,369,653
Hangzhou Oxygen Plant Group Co. Ltd., Class A	260,400	1,459,784
Hengli Petrochemical Co. Ltd., Class A	1,649,210	4,189,557
Hengyi Petrochemical Co. Ltd., Class A	1,562,476	1,824,238
Hoshine Silicon Industry Co. Ltd., Class A	173,600	2,447,676
Huafon Chemical Co. Ltd., Class A	1,518,000	1,780,584
Hubei Xingfa Chemicals Group Co. Ltd., Class A	347,200	1,753,333
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,830,170	1,799,922
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	1,041,600	1,414,181
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,130,100	2,521,398
Jiangsu Yangnong Chemical Co. Ltd., Class A	74,800	1,155,304
LB Group Co. Ltd., Class A	694,400	2,185,892
Ningbo Shanshan Co. Ltd.	749,791	1,928,286
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,864,700	4,240,020
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	1,215,200	4,329,010
Rongsheng Petrochemical Co. Ltd., Class A	2,691,292	5,233,373
Satellite Chemical Co. Ltd., Class A	938,043	2,346,198
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	694,400	3,609,284
Shanghai Putailai New Energy Technology Co. Ltd., Class A	347,200	2,509,961
Shenzhen Capchem Technology Co. Ltd., Class A	222,720	1,486,362
Shenzhen Dynanonic Co. Ltd.	13,200	429,260
Shenzhen Senior Technology Co. Ltd., Class A	316,997	967,460
Sichuan Yahua Industrial Group Co. Ltd., Class A	158,600	558,246
Sinoma Science & Technology Co. Ltd., Class A	520,800	1,723,928
Skshu Paint Co. Ltd., Class A(a)	104,200	1,834,997
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	173,600	1,433,264
Tianqi Lithium Corp., Class A(a)	347,200	4,087,529
Tongkun Group Co. Ltd., Class A	781,264	1,837,639
Wanhua Chemical Group Co. Ltd., Class A	781,273	11,723,906
Weihai Guangwei Composites Co. Ltd., Class A	173,600	1,663,118
Yunnan Energy New Material Co. Ltd., Class A	224,404	4,049,906
Yunnan Yuntianhua Co. Ltd.(a)	260,400	909,217
Zangge Mining Co. Ltd.	260,400	1,044,456
Zhejiang Juhua Co. Ltd., Class A	607,572	1,646,269
Zhejiang Yongtai Technology Co. Ltd., Class A	260,400	870,130

		111,042,493

Commercial Services & Supplies — 0.1%
China Everbright Environment Group Ltd.	14,756,148	5,984,603
Shanghai M&G Stationery Inc., Class A	260,400	2,029,847
Zhejiang Weiming Environment Protection Co. Ltd., Class A	161,600	456,089

		8,470,539

Communications Equipment — 0.3%
BYD Electronic International Co. Ltd.	2,610,500	7,611,942
Guangzhou Haige Communications Group Inc. Co., Class A	1,388,884	1,902,989
Hengtong Optic-Electric Co. Ltd., Class A	248,400	526,276
Yealink Network Technology Corp. Ltd., Class A	203,094	1,946,180
Zhongji Innolight Co. Ltd., Class A	260,477	1,328,704
ZTE Corp., Class A	984,064	4,557,632
ZTE Corp., Class H	3,124,840	9,284,236

		27,157,959

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.8%
China Communications Services Corp. Ltd., Class H	10,176,800	$3,956,690
China Conch Venture Holdings Ltd.	6,524,500	13,130,400
China Energy Engineering Corp. Ltd.	7,424,200	2,542,325
China National Chemical Engineering Co. Ltd., Class A	1,736,095	2,252,930
China Railway Group Ltd., Class A	4,342,098	3,774,457
China Railway Group Ltd., Class H	17,973,000	9,367,286
China State Construction Engineering Corp. Ltd., Class A	10,416,038	8,425,925
China State Construction International Holdings Ltd.	8,680,000	9,885,364
Metallurgical Corp. of China Ltd., Class A	5,989,200	2,939,260
Power Construction Corp. of China Ltd., Class A	4,253,297	4,394,223
Sichuan Road & Bridge Co. Ltd., Class A	1,128,400	2,063,234

		62,732,094

Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd., Class A	1,160,191	5,122,622
Anhui Conch Cement Co. Ltd., Class H	4,774,000	17,526,843
China Jushi Co. Ltd., Class A	1,302,005	2,838,631
China National Building Material Co. Ltd., Class H	15,624,000	13,852,597
China Resources Cement Holdings Ltd.(b)	10,416,000	5,604,638

		44,945,331

Consumer Finance — 0.2%
360 DigiTech Inc.(b)	440,734	8,973,344
Lufax Holding Ltd., ADR	2,758,594	5,958,563

		14,931,907

Distributors — 0.0%
Wuchan Zhongda Group Co. Ltd., Class A	1,649,203	1,160,190

Diversified Consumer Services — 0.6%
Koolearn Technology Holding Ltd.(a)(b)(c)	1,610,000	9,168,800
New Oriental Education & Technology Group Inc.(a)	6,249,690	24,100,546
Offcn Education Technology Co. Ltd., Class A(a)	1,492,500	1,226,239
TAL Education Group, ADR(a)	1,821,367	12,804,210

		47,299,795

Diversified Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	3,031,482	1,897,599
Far East Horizon Ltd.(b)	6,532,000	5,778,018

		7,675,617

Diversified Telecommunication Services — 0.2%
China Tower Corp. Ltd., Class H(c)	178,844,000	19,368,941

Electrical Equipment — 1.1%
Beijing Easpring Material Technology Co. Ltd., Class A	124,000	1,063,710
Contemporary Amperex Technology Co. Ltd., Class A	595,622	34,509,392
Dongfang Electric Corp. Ltd., Class A	781,200	2,216,909
Eve Energy Co. Ltd., Class A	529,236	5,524,702
Fangda Carbon New Material Co. Ltd., Class A(a)	1,388,847	1,336,775
Ginlong Technologies Co. Ltd., Class A(a)	118,400	2,699,823
Gotion High-tech Co. Ltd., Class A	471,892	2,003,181
Hongfa Technology Co. Ltd., Class A	326,791	1,647,792
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	20,126	1,124,743
Jiangsu Zhongtian Technology Co. Ltd., Class A	868,000	2,005,216
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	335,200	861,249
Ming Yang Smart Energy Group Ltd., Class A	518,452	1,893,730
NARI Technology Co. Ltd., Class A	1,765,012	6,668,029
Ningbo Orient Wires & Cables Co. Ltd.	236,731	1,873,442
Ningbo Ronbay New Energy Technology Co. Ltd.	110,180	1,142,827
Pylon Technologies Co. Ltd., NVS	22,142	854,297
Shanghai Electric Group Co. Ltd., Class A(a)	3,211,600	1,935,307
Sungrow Power Supply Co. Ltd., Class A	370,600	6,362,874

Security	Shares	Value

Electrical Equipment (continued)
Sunwoda Electronic Co. Ltd., Class A	520,808	$1,616,874
Suzhou Maxwell Technologies Co. Ltd., Class A	35,592	1,877,051
TBEA Co. Ltd., Class A	1,128,457	3,500,560
Titan Wind Energy Suzhou Co. Ltd., Class A	434,000	955,256
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	783,320	1,279,133
Zhejiang Chint Electrics Co. Ltd., Class A	607,621	2,622,834

		87,575,706

Electronic Equipment, Instruments & Components — 1.3%
AAC Technologies Holdings Inc.(a)	3,038,000	6,789,759
Avary Holding Shenzhen Co. Ltd., Class A	476,600	1,947,822
BOE Technology Group Co. Ltd., Class A	9,808,400	5,877,734
Chaozhou Three-Circle Group Co. Ltd., Class A	574,977	2,631,907
China Zhenhua Group Science & Technology Co. Ltd., Class A	142,700	2,132,987
Foxconn Industrial Internet Co. Ltd., Class A	2,343,686	3,237,641
GoerTek Inc., Class A	868,000	2,686,794
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	173,619	1,715,143
Hengdian Group DMEGC Magnetics Co. Ltd.	393,700	1,232,676
Kingboard Holdings Ltd.	2,613,000	9,328,760
Kingboard Laminates Holdings Ltd.	4,287,000	5,346,168
Lens Technology Co. Ltd., Class A	1,388,842	2,543,507
Lingyi iTech Guangdong Co., Class A(a)	2,343,813	1,930,330
Luxshare Precision Industry Co. Ltd., Class A	1,823,041	7,834,997
Maxscend Microelectronics Co. Ltd., Class A	133,852	2,254,009
Raytron Technology Co. Ltd., Class A	70,314	467,795
Shengyi Technology Co. Ltd., Class A	781,200	2,037,551
Shennan Circuits Co. Ltd., Class A	104,424	1,198,145
Sunny Optical Technology Group Co. Ltd.	2,865,500	32,585,969
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	434,000	1,819,148
Tianma Microelectronics Co. Ltd., Class A	1,041,636	1,432,897
Unisplendour Corp. Ltd., Class A	731,527	2,669,421
Westone Information Industry Inc., Class A	229,500	1,033,714
Wingtech Technology Co. Ltd., Class A	347,200	2,689,465
Wuhan Guide Infrared Co. Ltd., Class A	982,557	1,684,041
WUS Printed Circuit Kunshan Co. Ltd., Class A	868,018	2,045,877
Xiamen Faratronic Co. Ltd.	74,800	1,639,049
Zhejiang Dahua Technology Co. Ltd., Class A	958,000	1,994,873
Zhejiang Supcon Technology Co. Ltd.	82,616	1,164,442

		111,952,621

Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	7,160,000	7,640,380
Offshore Oil Engineering Co. Ltd., Class A	1,336,198	1,309,742
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	260,492	1,156,096

		10,106,218

Entertainment — 2.4%
37 Interactive Entertainment Network Technology
Group Co. Ltd., Class A	694,400	2,190,776
Beijing Enlight Media Co. Ltd., Class A	902,100	985,273
Bilibili Inc.(a)	735,365	14,233,194
China Ruyi Holdings Ltd.(a)(b)	19,752,000	4,908,787
iQIYI Inc., ADR(a)(b)	1,759,332	13,599,636
Kingsoft Corp. Ltd.	3,821,400	12,616,798
Mango Excellent Media Co. Ltd., Class A	520,880	2,508,808
NetEase Inc.	7,994,660	124,240,587
Perfect World Co. Ltd., Class A	628,000	1,284,446
Tencent Music Entertainment Group, ADR(a)	2,887,186	21,769,382

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	2,430,498	$1,536,468

		199,874,155

Food & Staples Retailing — 0.0%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	288,889	1,605,469
Yifeng Pharmacy Chain Co. Ltd., Class A	270,380	2,352,610

		3,958,079

Food Products — 1.9%
Angel Yeast Co. Ltd., Class A	260,411	1,515,260
Anjoy Foods Group Co. Ltd., Class A	87,400	2,058,605
Beijing Dabeinong Technology Group Co. Ltd., Class A(a)	1,388,800	1,645,442
China Feihe Ltd.(c)	13,050,000	10,459,675
China Mengniu Dairy Co. Ltd.	12,551,000	55,245,367
Chongqing Fuling Zhacai Group Co. Ltd., Class A	260,423	958,556
Dali Foods Group Co. Ltd.(b)(c)	9,384,500	3,795,734
Foshan Haitian Flavouring & Food Co. Ltd., Class A	937,121	11,087,794
Guangdong Haid Group Co. Ltd., Class A	468,097	4,275,914
Henan Shuanghui Investment & Development Co. Ltd., Class A	875,708	3,334,033
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,475,623	6,470,242
Juewei Food Co. Ltd., Class A	156,085	1,177,244
Muyuan Foods Co. Ltd., Class A	1,357,868	9,665,493
New Hope Liuhe Co. Ltd., Class A(a)	1,302,099	2,470,347
Tingyi Cayman Islands Holding Corp.(b)	8,680,000	14,023,246
Uni-President China Holdings Ltd.	5,970,000	5,234,374
Want Want China Holdings Ltd.	19,097,000	12,014,140
Wens Foodstuffs Group Co. Ltd., Class A	1,736,016	4,937,859
Yihai International Holding Ltd.	1,933,000	5,627,414
Yihai Kerry Arawana Holdings Co. Ltd., Class A	312,977	2,069,321

		158,066,060

Gas Utilities — 1.2%
Beijing Enterprises Holdings Ltd.	2,170,000	7,108,207
China Gas Holdings Ltd.	11,645,600	16,284,805
China Resources Gas Group Ltd.	3,744,800	15,801,837
ENN Energy Holdings Ltd.	3,213,800	45,750,841
ENN Natural Gas Co. Ltd., Class A	571,800	1,588,420
Kunlun Energy Co. Ltd.	15,646,000	12,536,270

		99,070,380

Health Care Equipment & Supplies — 0.6%
Autobio Diagnostics Co. Ltd., Class A	141,900	1,434,344
Jafron Biomedical Co. Ltd., Class A	260,420	1,213,525
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	366,300	1,660,794
Lepu Medical Technology Beijing Co. Ltd., Class A	492,351	1,662,056
Microport Scientific Corp.(a)(b)	2,665,300	7,561,556
Ovctek China Inc., Class A	208,640	1,032,896
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	10,255,600	16,554,233
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	293,395	13,236,723
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	161,600	1,424,226

		45,780,353

Health Care Providers & Services — 0.6%
Aier Eye Hospital Group Co. Ltd., Class A	1,797,027	8,067,751
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	520,895	2,366,579
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	120,994	1,467,704
Huadong Medicine Co. Ltd., Class A	520,880	3,596,570

Security	Shares	Value

Health Care Providers & Services (continued)
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	1,388,800	$10,118,264
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	1,215,225	1,147,610
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	575,597	1,636,114
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,385,200	5,969,755
Sinopharm Group Co. Ltd., Class H	5,212,400	13,960,433
Topchoice Medical Corp., Class A(a)	86,800	1,824,305

		50,155,085

Hotels, Restaurants & Leisure — 3.0%
H World Group Ltd., ADR	795,106	37,664,171
Haidilao International Holding Ltd.(a)(b)(c)	4,340,000	12,020,611
Jiumaojiu International Holdings Ltd.(b)(c)	3,472,000	8,389,761
Shanghai Jinjiang International Hotels Co. Ltd., Class A	173,600	1,549,674
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,430,438	1,854,476
Songcheng Performance Development Co. Ltd., Class A	868,077	1,958,532
Tongcheng Travel Holdings Ltd.(a)	5,106,000	10,135,294
Trip.com Group Ltd., ADR(a)(b)	2,219,584	78,906,211
Yum China Holdings Inc.(b)	1,703,297	100,034,633

		252,513,363

Household Durables — 0.6%
Ecovacs Robotics Co. Ltd., Class A	174,000	2,264,391
Gree Electric Appliances Inc. of Zhuhai, Class A	661,529	3,376,354
Haier Smart Home Co. Ltd., Class A	1,649,246	6,246,374
Haier Smart Home Co. Ltd., Class H	9,200,800	32,562,314
Jason Furniture Hangzhou Co. Ltd., Class A	239,750	1,625,061
Oppein Home Group Inc., Class A	173,620	3,537,491
TCL Technology Group Corp., Class A	4,079,600	2,603,210
Zhejiang Supor Co. Ltd., Class A	173,696	1,421,094

		53,636,289

Household Products — 0.1%
Vinda International Holdings Ltd.	1,736,000	4,781,534

Independent Power and Renewable Electricity Producers — 1.2%
CECEP Solar Energy Co. Ltd., Class A	781,200	796,731
CECEP Wind Power Corp, Class A	1,600,800	911,692
CGN Power Co. Ltd., Class H(c)	40,867,000	9,166,112
China Longyuan Power Group Corp. Ltd., Class H	14,136,000	17,340,413
China National Nuclear Power Co. Ltd., Class A	4,774,076	4,163,958
China Power International Development Ltd.	22,031,000	8,736,456
China Resources Power Holdings Co. Ltd.	8,680,000	17,723,903
China Three Gorges Renewables Group Co. Ltd., Class A	7,164,026	5,763,531
China Yangtze Power Co. Ltd., Class A	5,645,241	17,194,273
GD Power Development Co. Ltd., Class A(a)	4,166,400	2,354,945
Huadian Power International Corp. Ltd., Class A	1,610,200	1,328,356
Huaneng Power International Inc., Class A(a)	1,816,452	2,134,294
Huaneng Power International Inc., Class H(a)(b)	16,872,000	8,303,318
Shenzhen Energy Group Co. Ltd., Class A	1,128,480	1,010,982
Sichuan Chuantou Energy Co. Ltd., Class A	1,338,562	2,500,009

		99,428,973

Industrial Conglomerates — 0.4%
China Baoan Group Co. Ltd., Class A	781,200	1,436,227
CITIC Ltd.	24,315,000	26,828,186
Fosun International Ltd.(b)	9,734,500	7,964,213

		36,228,626

Insurance — 4.1%
China Life Insurance Co. Ltd., Class A	781,205	4,020,180
China Life Insurance Co. Ltd., Class H	29,573,000	50,165,026

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
China Pacific Insurance Group Co. Ltd., Class A	1,822,847	$7,247,166
China Pacific Insurance Group Co. Ltd., Class H	10,257,200	27,207,843
China Taiping Insurance Holdings Co. Ltd.	5,060,124	5,980,768
New China Life Insurance Co. Ltd., Class A	644,276	2,889,539
New China Life Insurance Co. Ltd., Class H	3,094,600	7,499,938
People’s Insurance Co. Group of China Ltd. (The), Class A	821,800	617,189
People’s Insurance Co. Group of China Ltd. (The), Class H	35,599,000	11,255,359
PICC Property & Casualty Co. Ltd., Class H	27,798,462	24,416,799
Ping An Insurance Group Co. of China Ltd., Class A	2,690,843	18,675,588
Ping An Insurance Group Co. of China Ltd., Class H	25,617,000	174,875,318
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)	2,832,300	8,154,832

		343,005,545

Interactive Media & Services — 16.1%
Autohome Inc., ADR	306,700	9,354,351
Baidu Inc.(a)	8,941,256	153,729,796
JOYY Inc., ADR	185,219	5,815,876
Kanzhun Ltd., ADR(a)(b)	737,679	14,864,232
Kuaishou Technology(a)(c)	7,091,800	47,525,450
Tencent Holdings Ltd.	25,127,600	1,103,815,104
Weibo Corp., ADR(a)	286,109	5,916,734

		1,341,021,543

Internet & Direct Marketing Retail — 17.6%
Alibaba Group Holding Ltd.(a)	59,931,668	658,735,447
Alibaba Health Information Technology Ltd.(a)	18,608,000	13,323,834
JD Health International Inc.(a)(c)	4,495,750	31,471,371
JD.com Inc., Class A	8,736,596	194,213,848
Meituan, Class B(a)(c)	20,331,240	352,847,165
Pinduoduo Inc., ADR(a)	2,047,221	179,602,698
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,971,600	4,518,303
Vipshop Holdings Ltd., ADR(a)	1,693,784	25,220,444

		1,459,933,110

IT Services — 0.3%
Chinasoft International Ltd.	11,664,000	8,376,981
DHC Software Co. Ltd., Class A	1,562,428	1,477,749
GDS Holdings Ltd., Class A(a)	3,523,620	8,523,865
TravelSky Technology Ltd., Class H	3,472,000	6,853,415

		25,232,010

Life Sciences Tools & Services — 1.9%
Genscript Biotech Corp.(a)	5,208,000	14,255,319
Hangzhou Tigermed Consulting Co. Ltd., Class A	86,837	1,439,584
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	540,700	6,209,583
Pharmaron Beijing Co. Ltd., Class A	261,150	2,242,864
Pharmaron Beijing Co. Ltd., Class H(c)	813,100	4,559,539
WuXi AppTec Co. Ltd., Class A	712,117	8,481,090
WuXi AppTec Co. Ltd., Class H(c)	1,388,881	14,817,899
Wuxi Biologics Cayman Inc., New(a)(c)	14,756,000	103,294,199

		155,300,077

Machinery — 1.0%
China CSSC Holdings Ltd., Class A	1,388,800	4,771,147
CRRC Corp. Ltd., Class A	5,286,010	4,335,495
CRRC Corp. Ltd., Class H	14,959,000	6,844,367
Haitian International Holdings Ltd.	2,604,000	6,806,249
Jiangsu Hengli Hydraulic Co. Ltd., Class A	364,956	3,618,950
Ningbo Deye Technology Co. Ltd., NVS	47,400	2,253,736
North Industries Group Red Arrow Co. Ltd., Class A	434,000	1,413,661
Sany Heavy Equipment International Holdings Co. Ltd.	5,814,000	5,802,240
Sany Heavy Industry Co. Ltd., Class A	2,215,593	5,971,341

Security	Shares	Value

Machinery (continued)
Shenzhen Inovance Technology Co. Ltd., Class A	694,430	$7,315,650
Weichai Power Co. Ltd., Class A	1,649,268	2,946,939
Weichai Power Co. Ltd., Class H	7,823,000	11,611,257
Wuxi Shangji Automation Co. Ltd., Class A	113,040	1,806,183
XCMG Construction Machinery Co. Ltd., Class A	2,711,999	2,768,158
Zhejiang Dingli Machinery Co. Ltd., Class A	190,909	1,608,170
Zhuzhou CRRC Times Electric Co. Ltd., NVS	149,600	1,113,544
Zhuzhou CRRC Times Electric Co. Ltd.	2,260,400	10,300,298
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,083,216	2,009,283

		83,296,668

Marine — 0.3%
COSCO SHIPPING Holdings Co. Ltd., Class A	3,261,670	5,058,145
COSCO SHIPPING Holdings Co. Ltd., Class H	13,036,600	13,521,863
Orient Overseas International Ltd.(b)	545,000	8,754,458

		27,334,466

Media — 0.1%
China Literature Ltd.(a)(c)	1,564,600	6,699,068
Focus Media Information Technology Co. Ltd., Class A	3,992,838	3,749,709

		10,448,777

Metals & Mining — 1.7%
Aluminum Corp. of China Ltd., Class A	3,472,000	2,762,592
Aluminum Corp. of China Ltd., Class H	15,624,000	7,978,125
Baoshan Iron & Steel Co. Ltd., Class A	5,955,093	5,637,425
Chengtun Mining Group Co. Ltd., Class A	1,215,200	1,091,164
China Hongqiao Group Ltd.	9,998,000	10,693,886
China Minmetals Rare Earth Co. Ltd., Class A(a)	305,850	1,771,655
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	954,800	3,990,937
CMOC Group Ltd., Class A	4,947,600	4,206,844
CMOC Group Ltd., Class H	14,238,000	8,017,385
GEM Co. Ltd., Class A	1,562,400	1,771,578
Henan Shenhuo Coal & Power Co. Ltd.	335,200	900,600
Hunan Valin Steel Co. Ltd., Class A	1,864,700	1,505,576
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	12,759,692	3,766,779
Jiangxi Copper Co. Ltd., Class A	487,600	1,377,101
Jiangxi Copper Co. Ltd., Class H	5,208,000	8,213,392
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	1,870,600	1,502,448
Shandong Gold Mining Co. Ltd., Class A	868,091	2,371,937
Shandong Gold Mining Co. Ltd., Class H(c)	3,126,500	5,361,427
Shandong Nanshan Aluminum Co. Ltd., Class A	4,860,800	2,524,895
Shanxi Meijin Energy Co. Ltd., Class A	1,302,206	1,760,339
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,996,400	1,372,700
Shenghe Resources Holding Co. Ltd., Class A	435,158	1,003,066
Sinomine Resource Group Co. Ltd., Class A	74,800	805,732
Tianshan Aluminum Group Co. Ltd., Class A	1,215,200	1,448,595
Tongling Nonferrous Metals Group Co. Ltd., Class A	3,401,800	1,652,003
Western Superconducting Technologies Co. Ltd., Class A	94,256	1,228,910
Yintai Gold Co. Ltd., Class A	321,600	536,272
YongXing Special Materials Technology Co. Ltd., Class A	86,800	1,144,775
Yunnan Aluminium Co. Ltd., Class A	1,215,200	2,327,490
Yunnan Tin Co. Ltd., Class A	694,400	1,544,458
Zhaojin Mining Industry Co. Ltd., Class H(a)	5,023,500	5,275,247
Zhejiang Huayou Cobalt Co. Ltd., Class A	384,806	3,274,459
Zijin Mining Group Co. Ltd., Class A	4,925,517	8,093,748
Zijin Mining Group Co. Ltd., Class H	23,396,000	35,406,597

		142,320,137

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.1%
MINISO Group Holding Ltd.	383,059	$6,856,756

Oil, Gas & Consumable Fuels — 2.5%
China Coal Energy Co. Ltd., Class H	8,436,000	6,528,097
China Merchants Energy Shipping Co. Ltd., Class A	1,676,200	1,696,977
China Petroleum & Chemical Corp., Class A	7,985,888	5,349,910
China Petroleum & Chemical Corp., Class H	103,669,000	52,889,522
China Shenhua Energy Co. Ltd., Class A	1,544,886	6,225,218
China Shenhua Energy Co. Ltd., Class H	13,893,500	41,789,939
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(a)	758,600	1,580,542
Guanghui Energy Co. Ltd., Class A	1,716,745	2,659,538
Inner Mongolia Yitai Coal Co. Ltd., Class B	4,651,000	6,271,441
PetroChina Co. Ltd., Class A	5,513,892	4,141,554
PetroChina Co. Ltd., Class H	85,086,000	43,405,599
Shaanxi Coal Industry Co. Ltd., Class A	2,601,689	7,487,059
Shan Xi Hua Yang Group New Energy Co. Ltd.	595,600	1,363,834
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,215,200	2,275,492
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	954,800	3,065,274
Yankuang Energy Group Co. Ltd., Class A	520,803	2,673,488
Yankuang Energy Group Co. Ltd., Class H	6,406,000	19,322,678

		208,726,162

Paper & Forest Products — 0.1%
Nine Dragons Paper Holdings Ltd.(b)	6,944,000	5,658,515

Personal Products — 0.2%
By-health Co. Ltd., Class A	520,800	1,718,496
Hengan International Group Co. Ltd.	2,604,000	11,976,537
Yunnan Botanee Bio-Technology Group Co. Ltd.	86,879	1,729,199

		15,424,232

Pharmaceuticals — 1.8%
Apeloa Pharmaceutical Co. Ltd., Class A	260,400	898,289
Asymchem Laboratories Tianjin Co. Ltd., Class A	52,220	1,074,214
Beijing Tongrentang Co. Ltd., Class A	335,188	2,361,152
Betta Pharmaceuticals Co. Ltd., Class A	120,998	1,014,437
Changchun High & New Technology Industry Group Inc., Class A	96,696	2,741,246
China Medical System Holdings Ltd.	5,219,000	7,856,955
China Resources Pharmaceutical Group Ltd.(c)	6,324,000	5,201,325
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	260,417	1,907,514
China Traditional Chinese Medicine Holdings Co. Ltd.	12,216,000	6,338,354
CSPC Pharmaceutical Group Ltd.	36,478,400	39,188,678
Dong-E-E-Jiao Co. Ltd., Class A	260,779	1,793,020
Hansoh Pharmaceutical Group Co. Ltd.(c)	5,208,000	9,362,603
Humanwell Healthcare Group Co. Ltd., Class A	434,300	1,666,973
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,562,480	9,779,860
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	730,962	1,387,266
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	391,055	971,800
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	607,684	2,946,599
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,752,000	5,125,682
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	314,431	1,677,054
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	460,542	1,987,982
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	520,865	2,161,984
Sino Biopharmaceutical Ltd.	41,666,000	21,511,804
Yunnan Baiyao Group Co. Ltd., Class A	461,342	3,774,207

Security	Shares	Value

Pharmaceuticals (continued)
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	155,509	$6,911,573
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	423,499	1,263,821
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	236,800	1,342,409
Zhejiang NHU Co. Ltd., Class A	954,831	2,604,729
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,706	945,292

		145,796,822

Real Estate Management & Development — 3.5%
C&D International Investment Group Ltd.	2,448,000	7,907,497
China Evergrande Group(a)(b)(d)	11,096,000	1,336,216
China Jinmao Holdings Group Ltd.	21,864,000	4,242,740
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,076,133	4,424,411
China Overseas Land & Investment Ltd.	15,629,500	38,800,038
China Overseas Property Holdings Ltd.	5,050,000	5,892,824
China Resources Land Ltd.	12,932,665	57,463,279
China Resources Mixc Lifestyle Services Ltd.(c)	2,726,600	14,969,175
China Vanke Co. Ltd., Class A	2,577,628	6,348,131
China Vanke Co. Ltd., Class H	6,431,631	11,244,986
Country Garden Holdings Co. Ltd.(b)	49,476,727	15,172,665
Country Garden Services Holdings Co. Ltd.	8,478,000	15,785,670
Gemdale Corp., Class A	1,216,297	1,692,695
Greentown China Holdings Ltd.	3,472,000	4,747,324
Greentown Service Group Co. Ltd.	6,944,000	4,633,488
KE Holdings Inc., ADR(a)(b)	2,700,770	49,289,052
Longfor Group Holdings Ltd.(c)	7,383,500	21,136,254
Poly Developments and Holdings Group Co. Ltd., Class A	3,038,075	6,598,130
Seazen Holdings Co. Ltd., Class A(a)	600,464	1,689,790
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	5,335,878	4,163,794
Shimao Group Holdings Ltd.(a)(b)	2,810,504	716,107
Sunac China Holdings Ltd.(a)(d)	9,076,000	1,647,622
Yuexiu Property Co. Ltd.	6,087,600	8,965,498

		288,867,386

Road & Rail — 0.0%
Daqin Railway Co. Ltd., Class A	3,696,100	3,610,542

Semiconductors & Semiconductor Equipment — 1.9%
3peak Inc.	15,738	577,142
Advanced Micro-Fabrication Equipment Inc., Class A(a)	173,788	2,632,746
Amlogic Shanghai Co. Ltd.(a)	70,265	804,687
China Resources Microelectronics Ltd.	244,628	1,906,724
Daqo New Energy Corp., ADR(a)(b)	248,325	10,970,999
Flat Glass Group Co. Ltd., Class A	434,000	2,156,021
Flat Glass Group Co. Ltd., Class H	1,736,000	4,598,580
GCL-Poly Energy Holdings Ltd.(a)	82,144,000	21,153,257
GigaDevice Semiconductor Inc., Class A	183,687	2,769,042
Hangzhou Chang Chuan Technology Co. Ltd.	74,800	475,019
Hangzhou First Applied Material Co. Ltd., Class A	360,240	3,559,335
Hangzhou Lion Electronics Co. Ltd.	149,180	956,944
Hangzhou Silan Microelectronics Co. Ltd., Class A	347,200	1,682,902
Hua Hong Semiconductor Ltd.(a)(c)	2,017,000	7,734,543
Ingenic Semiconductor Co. Ltd., Class A	174,000	1,890,761
JA Solar Technology Co. Ltd., Class A	607,640	5,329,823
JCET Group Co. Ltd., Class A	520,900	2,108,257
Jiangsu Pacific Quartz Co. Ltd., NVS	87,400	1,806,012
LONGi Green Energy Technology Co. Ltd., Class A	1,922,523	12,242,905
Montage Technology Co. Ltd., Class A	255,601	2,123,186
NAURA Technology Group Co. Ltd., Class A	109,200	3,654,273
SG Micro Corp., Class A	65,100	1,468,014

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Shanghai Aiko Solar Energy Co. Ltd.(a)	250,700	$1,319,901
Shanghai Fudan Microelectronics Group Co. Ltd.	82,616	855,153
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	1,118,000	4,587,465
Shenzhen SC New Energy Technology Corp., Class A	86,800	1,609,426
StarPower Semiconductor Ltd., Class A	22,000	933,486
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	781,298	4,897,538
Tianshui Huatian Technology Co. Ltd., Class A	954,829	1,314,610
TongFu Microelectronics Co. Ltd., Class A(a)	473,296	1,518,872
Tongwei Co. Ltd., Class A	1,128,499	6,805,922
Trina Solar Co. Ltd.	544,645	4,836,565
Unigroup Guoxin Microelectronics Co. Ltd., Class A	262,293	4,176,638
Will Semiconductor Co. Ltd. Shanghai, Class A	275,145	3,402,000
Xinyi Solar Holdings Ltd.	20,832,000	22,275,128
Yangzhou Yangjie Electronic Technology Co. Ltd.	74,800	587,917
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	401,893	3,961,339

		155,683,132

Software — 0.7%
360 Security Technology Inc., Class A	2,083,200	3,232,425
Beijing Kingsoft Office Software Inc., Class A	83,052	3,478,495
Beijing Shiji Information Technology Co. Ltd., Class A	486,745	1,162,643
China National Software & Service Co. Ltd., Class A	160,027	1,644,756
Hundsun Technologies Inc., Class A	504,640	3,224,866
Iflytek Co. Ltd., Class A	558,462	3,879,370
Kingdee International Software Group Co. Ltd.(a)(b)	10,416,000	19,461,914
NavInfo Co. Ltd., Class A	1,041,618	1,951,702
Sangfor Technologies Inc., Class A	98,200	2,016,228
Shanghai Baosight Software Co. Ltd., Class A	391,034	2,784,237
Shanghai Baosight Software Co. Ltd., Class B	1,903,272	6,203,995
Thunder Software Technology Co. Ltd., Class A	173,600	2,383,418
Yonyou Network Technology Co. Ltd., Class A	954,812	3,198,976

		54,623,025

Specialty Retail — 0.8%
China Meidong Auto Holdings Ltd.(b)	2,110,000	4,542,456
China Tourism Group Duty Free Corp. Ltd.(a)(b)(c)	244,800	6,191,237
China Tourism Group Duty Free Corp. Ltd., Class A	487,524	13,867,411
Chow Tai Fook Jewellery Group Ltd.(b)	8,353,800	16,190,934
Pop Mart International Group Ltd.(b)(c)	2,181,600	6,077,980
Topsports International Holdings Ltd.(c)	7,674,000	6,712,188
Zhongsheng Group Holdings Ltd.(b)	2,604,000	13,007,575

		66,589,781

Technology Hardware, Storage & Peripherals — 1.6%
China Greatwall Technology Group Co. Ltd., Class A	868,000	1,624,047
Inspur Electronic Information Industry Co. Ltd., Class A	448,216	2,510,927
Lenovo Group Ltd.	29,534,000	26,577,699
Ninestar Corp., Class A	401,226	3,112,566
Shenzhen Transsion Holding Co. Ltd., Class A	112,263	1,302,674
Xiaomi Corp., Class B(a)(c)	61,916,200	93,801,939

		128,929,852

Textiles, Apparel & Luxury Goods — 2.4%
ANTA Sports Products Ltd.	4,983,400	65,806,937
Bosideng International Holdings Ltd.	13,888,000	7,703,981
Li Ning Co. Ltd.	9,669,500	82,506,993
Shenzhou International Group Holdings Ltd.	3,302,400	36,133,408
Xtep International Holdings Ltd.	5,454,000	6,169,191

		198,320,510

Security	Shares	Value

Tobacco — 0.1%
Smoore International Holdings Ltd.(b)(c)	6,962,000	$8,631,660

Trading Companies & Distributors — 0.1%
Beijing United Information Technology Co. Ltd., Class A	142,150	1,652,089
BOC Aviation Ltd.(b)(c)	869,100	6,278,801
COSCO SHIPPING Development Co. Ltd., Class A	1,649,200	595,625
Xiamen C & D Inc., Class A	665,788	1,264,883

		9,791,398

Transportation Infrastructure — 0.5%
Beijing Capital International Airport Co. Ltd., Class H(a)	8,440,000	6,177,952
China Merchants Port Holdings Co. Ltd.	5,230,000	7,331,495
COSCO SHIPPING Ports Ltd.(b)	6,494,000	4,227,462
Jiangsu Expressway Co. Ltd., Class H	4,968,000	4,749,243
Shanghai International Airport Co. Ltd., Class A(a)	347,499	2,934,354
Shanghai International Port Group Co. Ltd., Class A	3,472,077	2,657,448
Shenzhen International Holdings Ltd.	5,208,000	4,526,491
Zhejiang Expressway Co. Ltd., Class H	6,456,000	5,206,891

		37,811,336

Water Utilities — 0.2%
Beijing Enterprises Water Group Ltd.	18,878,000	4,740,133
Guangdong Investment Ltd.	12,152,000	12,280,095

		17,020,228

Wireless Telecommunication Services — 0.1%

China United Network Communications Ltd., Class A	6,432,727	4,888,471

Total Common Stocks — 99.8% (Cost: $9,339,675,715)		8,295,895,122

Rights

Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)(a)	82,699	—

Total Rights — 0.0% (Cost: $0)		—

Total Long-Term Investments — 99.8% (Cost: $9,339,675,715)		8,295,895,122

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	182,418,980	182,528,431
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	1,820,000	1,820,000

Total Short-Term Securities — 2.2% (Cost: $184,214,967)		184,348,431

Total Investments — 102.0% (Cost: $9,523,890,682)		8,480,243,553

Liabilities in Excess of Other Assets — (2.0)%		(167,324,835)

Net Assets — 100.0%		$8,312,918,718

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI China ETF

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$211,036,965	$—	$(28,543,412	)(a)	$44,040	$(9,162)	$182,528,431	182,418,980	$1,238,922	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,230,000	—	(5,410,000	)(a)	—	—	1,820,000	1,820,000	184,477		13

					$44,040	$(9,162)	$184,348,431		$1,423,399		$13

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Index	705	03/17/23	$17,086	$(360,144)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$360,144	$—	$—	$—	$360,144

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(1,708,684)	$—	$—	$—	$(1,708,684)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$798,470	$—	$—	$—	$798,470

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI China ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$19,845,617

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$715,077,485	$7,577,833,799	$2,983,838	$8,295,895,122
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	184,348,431	—	—	184,348,431

	$899,425,916	$7,577,833,799	$2,983,838	$8,480,243,553

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(360,144)	$—	$(360,144)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 2.1%
Huazhong In-Vehicle Holdings Co. Ltd.(a)	420,000	$129,487
Intron Technology Holdings Ltd.	294,000	186,858
Nexteer Automotive Group Ltd.	672,000	426,909
Prinx Chengshan Holdings Ltd.	20,000	13,861
Tianneng Power International Ltd.(a)	530,000	679,927
Wuling Motors Holdings Ltd.(a)	950,000	112,732

		1,549,774

Beverages — 0.3%
China Foods Ltd.	672,000	237,355
China Huiyuan Juice Group Ltd.(b)	81,000	—

		237,355

Biotechnology — 5.1%
Alphamab Oncology(a)(c)(d)	336,000	622,056
Ascentage Pharma Group International(c)(d)	121,800	387,658
Ascletis Pharma Inc.(c)(d)	294,000	120,721
Brii Biosciences Ltd.(a)(d)	189,000	143,175
CARsgen Therapeutics Holdings Ltd., NVS(c)(d)	84,000	169,631
CStone Pharmaceuticals(c)(d)	420,000	210,590
Everest Medicines Ltd.(a)(c)(d)	117,500	254,963
I-Mab, ADR(d)	34,986	150,440
Jacobio Pharmaceuticals Group Co. Ltd. (c)(d)	176,400	197,048
Keymed Biosciences Inc.(c)(d)	120,000	965,058
Kintor Pharmaceutical Ltd. (a)(c)(d)	273,000	336,616
Shanghai Haohai Biological Technology Co. Ltd., Class H(c)	29,400	154,128
Shanghai Henlius Biotech Inc.(c)(d)	53,400	101,053
Untrade Cteg(b)	600,000	3,823

		3,816,960

Building Products — 0.5%
China State Construction Development Holdings Ltd.	504,000	129,806
Luoyang Glass Co. Ltd., Class H (d)	202,000	222,202

		352,008

Capital Markets — 2.1%
Bairong Inc. (c)(d)	147,000	199,775
China Everbright Ltd.(a)	726,000	520,180
China Renaissance Holdings Ltd.(a)(c)	151,200	140,575
Noah Holdings Ltd., ADR(a)(d)	23,940	447,918
Up Fintech Holding Ltd., ADR(a)(d)	76,745	286,259

		1,594,707

Chemicals — 3.3%
China BlueChemical Ltd., Class H	1,176,000	265,440
China Longevity Group Co. Ltd.(b)(d)	96,000	—
China XLX Fertiliser Ltd.	420,000	221,716
Fufeng Group Ltd.(a)	1,176,600	754,519
Global New Material International Holdings Ltd.	462,000	291,936
Guizhou Zhongyida Co. Ltd.(d)	277,200	149,663
Huabao International Holdings Ltd.(a)	756,000	379,042
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	310,893	208,647
Sinofert Holdings Ltd.	1,596,000	193,251
Untradelumena Newmat, NVS(b)	21,700	—

		2,464,214

Commercial Services & Supplies — 1.0%
Binjiang Service Group Co. Ltd.	68,500	211,541
China Conch Environment Protection Holdings Ltd.(d)	1,260,000	466,242
Dynagreen Environmental Protection Group Co. Ltd., Class H	294,000	100,097

		777,880

Security	Shares	Value

Communications Equipment — 0.1%
Eastern Communications Co. Ltd., Class B	226,800	$97,066

Construction & Engineering — 1.4%
Greentown Management Holdings Co. Ltd.(c)	462,000	371,768
ReneSola Ltd., ADR(a)(d)	25,578	115,868
Sinopec Engineering Group Co. Ltd., Class H	1,134,000	568,137

		1,055,773

Construction Materials — 0.5%
Asia Cement China Holdings Corp.	357,000	180,252
MH Development Ltd.(b)	112,000	3,209
West China Cement Ltd.	1,680,000	203,427

		386,888

Consumer Finance — 1.2%
FinVolution Group, ADR	103,824	526,388
LexinFintech Holdings Ltd., ADR(d)	79,000	218,830
Yixin Group Ltd.(a)(c)(d)	987,000	144,815

		890,033

Distributors — 0.6%
China Tobacco International HK Co. Ltd.	168,000	236,370
Xinhua Winshare Publishing and Media Co. Ltd., Class H	276,000	209,295

		445,665

Diversified Consumer Services — 3.7%
China East Education Holdings Ltd.(c)	420,000	316,372
China Education Group Holdings Ltd.	733,000	841,853
China Maple Leaf Educational Systems Ltd.(b)(d)	1,088,000	35,104
China New Higher Education Group Ltd.(c)	672,000	272,499
China Yuhua Education Corp. Ltd.(a)(c)(d)	1,326,000	221,298
Fu Shou Yuan International Group Ltd.	882,000	664,954
Hope Education Group Co. Ltd.(c)(d)	2,772,000	233,492
Youdao Inc., ADR(a)(d)	28,848	235,111

		2,820,683

Diversified Financial Services — 3.3%
CSSC Hong Kong Shipping Co. Ltd.	924,000	153,162
Genertec Universal Medical Group Co. Ltd.(c)	798,000	460,729
Haitong UniTrust International Leasing Co. Ltd., Class H(a)(c)	1,092,000	141,901
International Alliance Financial Leasing Co. Ltd. (a)(c)(d)	650,000	1,466,944
SY Holdings Group Ltd.(a)	315,000	238,105

		2,460,841

Electrical Equipment — 1.3%
China Fiber Optic Network System Group Ltd.(b)	181,600	—
China High Speed Transmission Equipment Group Co. Ltd.(d)	294,000	121,538
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	256,210	370,799
Harbin Electric Co. Ltd., Class H(d)	504,000	250,682
Sun King Technology Group Ltd.(d)	962,000	226,937
Trony Solar Holdings Co. Ltd.(b)	216,000	—

		969,956

Electronic Equipment, Instruments & Components — 1.3%
Anxin-China Holdings Ltd.(b)	672,000	1
BOE Varitronix Ltd.	242,000	536,250
FIH Mobile Ltd. (a)(d)	2,394,000	256,340
Truly International Holdings Ltd.	1,344,000	188,540

		981,131

Entertainment — 3.8%
Alibaba Pictures Group Ltd.(d)	9,240,000	582,405
CMGE Technology Group Ltd.(a)(d)	840,000	233,776
DouYu International Holdings Ltd., ADR(d)	109,326	136,658
Fire Rock Holdings Ltd.(a)(b)(d)	1,472,000	72,854

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
HUYA Inc., ADR(d)	64,951	$279,289
iDreamSky Technology Holdings Ltd.(a)(c)(d)	537,600	245,697
Maoyan Entertainment(a)(c)(d)	302,400	338,456
NetDragon Websoft Holdings Ltd.	189,000	430,172
Untrade SMI Holdings(b)	267,200	—
XD Inc.(d)	168,000	543,788

		2,863,095

Equity Real Estate Investment Trusts (REITs) — 0.7%
Yuexiu REIT(a)	1,806,000	545,817

Food & Staples Retailing — 0.4%
DingDong Cayman Ltd.(a)(d)	69,048	312,787

Food Products — 2.0%
Ausnutria Dairy Corp. Ltd.(a)	294,000	159,586
China Modern Dairy Holdings Ltd.(a)	2,394,000	326,500
China Youran Dairy Group Ltd.(a)(c)(d)	588,000	144,011
COFCO Joycome Foods Ltd.	1,806,000	527,314
Zhou Hei Ya International Holdings Co. Ltd.(a)(c)	735,000	371,306

		1,528,717

Gas Utilities — 0.5%
Towngas Smart Energy Co. Ltd.	756,000	382,525

Health Care Equipment & Supplies — 3.8%
AK Medical Holdings Ltd.(c)	420,000	501,462
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	73,500	194,585
Kangji Medical Holdings Ltd.	231,000	282,600
Lifetech Scientific Corp. (d)	2,856,000	1,063,667
Peijia Medical Ltd.(c)(d)	294,000	427,065
Untrade Hosa International Ltd.(b)	220,000	—
Venus MedTech Hangzhou Inc., Class H(a)(c)(d)	210,000	365,791

		2,835,170

Health Care Providers & Services — 3.7%
Arrail Group Ltd., NVS(a)	126,000	219,510
China Resources Medical Holdings Co. Ltd.	651,000	564,415
Gushengtang Holdings Ltd.(d)	63,000	443,886
Jinxin Fertility Group Ltd.(a)(c)	1,260,000	1,003,013
New Horizon Health Ltd.(c)(d)	134,500	562,842

		2,793,666

Health Care Technology — 0.6%
Medlive Technology Co. Ltd.(a)(c)	147,000	179,734
Yidu Tech Inc. (a)(c)(d)	226,800	248,558

		428,292

Hotels, Restaurants & Leisure — 2.9%
China Travel International Investment Hong Kong Ltd.(a)(d)	1,680,000	333,944
Haichang Ocean Park Holdings Ltd.(c)(d)	2,478,000	602,974
Helens International Holdings Co. Ltd. (a)(d)	198,500	348,721
Huangshan Tourism Development Co. Ltd., Class B	161,700	133,786
Nayuki Holdings Ltd.(a)(d)	252,000	233,360
Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	504,000	537,924

		2,190,709

Household Durables — 2.2%
Chervon Holdings Ltd.	75,600	381,881
Konka Group Co. Ltd., Class B	516,600	125,015
Q Technology Group Co. Ltd.(d)	378,000	228,034
Skyworth Group Ltd.	1,092,000	599,089
TCL Electronics Holdings Ltd.	672,000	290,424

		1,624,443

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 2.6%
Beijing Jingneng Clean Energy Co. Ltd., Class H	1,092,000	$272,850
Canvest Environmental Protection Group Co. Ltd.	378,000	186,300
CGN New Energy Holdings Co. Ltd.	1,008,000	351,080
China Datang Corp. Renewable Power Co. Ltd., Class H	1,722,000	599,546
China Everbright Greentech Ltd.(a)(c)	462,000	105,476
Concord New Energy Group Ltd.	4,620,000	441,640

		1,956,892

Industrial Conglomerates — 0.6%
Shanghai Industrial Holdings Ltd.	336,000	435,016

Interactive Media & Services — 2.9%
Hello Group Inc., ADR	115,388	1,016,568
Meitu Inc.(a)(c)(d)	1,701,000	635,017
Sohu.com Ltd., ADR(a)(d)	19,614	280,873
Tongdao Liepin Group(d)	142,800	236,121

		2,168,579

Internet & Direct Marketing Retail — 0.9%
Baozun Inc., ADR(d)	37,545	236,158
Dada Nexus Ltd., ADR(a)(d)	48,987	438,924

		675,082

IT Services — 2.8%
Chindata Group Holdings Ltd., ADR(a)(d)	100,422	679,857
Digital China Holdings Ltd.	630,000	293,098
Kingsoft Cloud Holdings Ltd., ADR(a)(d)	82,866	319,034
National Agricultural Holdings Ltd., NVS(b)	108,900	139
Vnet Group Inc., ADR(d)	76,818	304,967
Yeahka Ltd.(a)(d)	159,200	528,503

		2,125,598

Life Sciences Tools & Services — 0.2%
Viva Biotech Holdings(c)(d)	588,000	118,521

Machinery — 2.7%
China Yuchai International Ltd.	11,004	89,463
CIMC Enric Holdings Ltd.	556,000	570,683
First Tractor Co. Ltd., Class H	304,000	151,109
LK Technology Holdings Ltd.(a)	420,000	566,154
Lonking Holdings Ltd.	1,470,000	266,115
Shanghai Highly Group Co. Ltd., Class B	193,284	88,325
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	163,705	178,243
Shanghai New Power Automotive Technology Co. Ltd., Class B	260,465	111,246

		2,021,338

Media — 0.6%
Flowing Cloud Technology Ltd., NVS	336,000	175,076
Joy Spreader Group Inc.(a)(d)	924,000	143,941
Mobvista Inc.(c)(d)	294,000	151,028

		470,045

Metals & Mining — 3.3%
China Metal Recycling Holdings Ltd.(b)	184,800	—
China Nonferrous Mining Corp Ltd.	1,008,000	507,800
China Oriental Group Co. Ltd.	840,000	170,419
China Zhongwang Holdings Ltd.(a)(b)(d)	1,271,200	123,420
Jinchuan Group International Resources Co. Ltd.	2,394,000	186,209
MMG Ltd.(d)	2,352,000	663,384
Shougang Fushan Resources Group Ltd.	1,344,000	431,742
Tiangong International Co. Ltd.	1,092,000	402,461
Untrade Real Gold Mining(b)	126,000	—

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Youyuan International Holdings Ltd.(b)	120,000	$818

		2,486,253

Oil, Gas & Consumable Fuels — 1.4%
AAG Energy Holdings Ltd.(c)	780,000	171,538
CGN Mining Co. Ltd.(d)	1,470,000	174,267
Kinetic Development Group Ltd.	1,932,000	159,987
Productive Technologies Co. Ltd.(a)(d)	2,352,000	296,644
Sinopec Kantons Holdings Ltd.	756,000	260,319

		1,062,755

Paper & Forest Products — 0.7%
China Forestry Holdings Co. Ltd.(b)	306,000	—
Lee & Man Paper Manufacturing Ltd.	1,008,000	436,294
Qunxing Paper Holdings Co. Ltd.(b)	148,000	—
Shandong Chenming Paper Holdings Ltd., Class B(d)	399,000	125,022
Superb Summit International Group Ltd.(b)	2,975	—

		561,316

Pharmaceuticals — 6.7%
Antengene Corp. Ltd.(c)(d)	231,000	117,222
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	196,000	302,312
China Animal Healthcare Ltd.(b)	140,000	—
China Shineway Pharmaceutical Group Ltd.	226,000	197,474
Grand Pharmaceutical Group Ltd., Class A	819,000	465,902
Hua Han Health Industry Holdings Ltd.(b)	505,580	1
Hua Medicine(c)(d)	525,000	271,672
HUTCHMED China Ltd.(d)	365,500	1,206,702
Luye Pharma Group Ltd. (c)(d)	1,365,000	628,211
Ocumension Therapeutics(c)(d)	231,000	296,500
Shanghai Haixin Group Co., Class B	344,463	113,687
Sihuan Pharmaceutical Holdings Group Ltd.	2,898,000	336,389
SSY Group Ltd.	1,008,000	604,415
Tong Ren Tang Technologies Co. Ltd., Class H	444,000	318,843
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(c)(d)	201,600	208,009

		5,067,339

Real Estate Management & Development — 12.8%
Agile Group Holdings Ltd.(d)	924,000	254,662
A-Living Smart City Services Co. Ltd., Class A(c)	598,500	613,583
C&D Property Management Group Co. Ltd.	314,000	203,619
Central China New Life Ltd.	247,000	88,647
China Aoyuan Group Ltd.(a)(b)(d)	896,000	77,737
China Overseas Grand Oceans Group Ltd.	1,386,000	539,193
China SCE Group Holdings Ltd.	1,302,000	149,285
China South City Holdings Ltd.(d)	3,528,000	233,878
CIFI Ever Sunshine Services Group Ltd.	618,000	249,799
CIFI Holdings Group Co. Ltd.(a)	3,192,000	342,791
Colour Life Services Group Co. Ltd.(a)(b)(d)	320,000	14,587
Cosmopolitan International Holdings Ltd.(d)	1,260,000	209,239
Excellence Commercial Property & Facilities Management Group Ltd.(a)	294,000	131,784
Gemdale Properties & Investment Corp. Ltd.	4,452,000	352,330
Guangzhou R&F Properties Co. Ltd., Class H(a)(d)	1,293,600	318,766
Hopson Development Holdings Ltd.	659,400	672,959
Jinke Smart Services Group Co. Ltd.	100,800	155,938
Kaisa Group Holdings Ltd.(a)(b)(d)	2,048,000	73,715
KWG Group Holdings Ltd.(d)	966,000	206,175
Midea Real Estate Holding Ltd.(c)	260,400	322,624
Poly Property Group Co. Ltd.	1,302,000	312,353
Powerlong Real Estate Holdings Ltd.(a)	966,000	200,999
Radiance Holdings Group Co. Ltd.(a)	630,000	384,450

Security	Shares	Value

Real Estate Management & Development (continued)
Redco Properties Group Ltd.(a)(c)(d)	672,000	$112,230
SCE Intelligent Commercial Management Holdings Ltd.	378,000	89,705
Seazen Group Ltd.(d)	1,512,000	508,980
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	210,040	201,465
Shenzhen Investment Ltd.	2,016,000	367,972
Shimao Services Holdings Ltd.(a)(c)(d)	756,000	219,074
Shoucheng Holdings Ltd.	1,933,600	404,361
Shui On Land Ltd.	2,829,500	349,781
Sino-Ocean Group Holding Ltd.(a)	2,352,000	297,173
SOHO China Ltd.(d)	1,596,000	297,247
Sunac Services Holdings Ltd.(c)	798,000	319,099
Yuexiu Services Group Ltd., NVS	294,000	175,852
Zhuguang Holdings Group Co. Ltd.(a)(d)	1,680,000	188,372

		9,640,424

Semiconductors & Semiconductor Equipment — 2.3%
JinkoSolar Holding Co. Ltd., ADR(d)	32,802	1,738,506

Software — 3.8%
Agora Inc., ADR(a)(d)	52,122	159,493
AsiaInfo Technologies Ltd.(c)	134,400	232,293
China Youzan Ltd.(d)	11,256,000	304,007
Inspur International Ltd.(d)	420,000	322,649
Linklogis Inc.(c)(d)	630,000	296,040
Ming Yuan Cloud Group Holdings Ltd.(a)	546,000	372,828
Tuya Inc.(a)(d)	153,083	316,882
Weimob Inc.(c)(d)	1,470,000	884,048

		2,888,240

Specialty Retail — 0.9%
Boshiwa International Holding Ltd.(b)	67,000	—
GOME Retail Holdings Ltd.(a)(d)	24,486,000	493,922
Pou Sheng International Holdings Ltd.	1,638,000	175,726

		669,648

Technology Hardware, Storage & Peripherals — 0.4%
Canaan Inc., ADR(a)(d)	108,906	304,937

Textiles, Apparel & Luxury Goods — 1.8%
361 Degrees International Ltd.(d)	630,000	302,157
China Lilang Ltd.	294,000	149,816
Fuguiniao Co. Ltd.(b)	43,200	—
Golden Solar New Energy Technology Holdings Ltd. (a)(d)	651,200	706,099
JNBY Design Ltd.	147,000	184,028

		1,342,100

Tobacco — 1.0%
RLX Technology Inc., ADR(d)	393,195	766,730

Trading Companies & Distributors — 0.3%
China Aircraft Leasing Group Holdings Ltd.	168,000	109,640
CITIC Resources Holdings Ltd.	2,184,000	137,785

		247,425

Transportation Infrastructure — 2.0%
Anhui Expressway Co. Ltd., Class H	320,000	299,069
COSCO SHIPPING International Hong Kong Co. Ltd.	420,000	131,707
Hainan Meilan International Airport Co. Ltd., Class H(a)(d)	159,000	391,997
Sichuan Expressway Co. Ltd., Class H	588,000	142,286
Tianjin Port Development Holdings Ltd.	1,428,000	109,234
Yuexiu Transport Infrastructure Ltd.	786,000	443,509

		1,517,802

Water Utilities — 0.8%
China Everbright Water Ltd.	177,100	28,232

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
China Water Affairs Group Ltd.(a)	640,000	$569,417

		597,649

Total Long-Term Investments — 99.9% (Cost: $85,866,738)		75,268,350

Short-Term Securities

Money Market Funds — 22.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	16,660,232	16,670,229
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	180,000	180,000

Total Short-Term Securities — 22.4% (Cost: $16,842,353)		16,850,229

Total Investments — 122.3% (Cost: $102,709,091)		92,118,579

Liabilities in Excess of Other Assets — (22.3)%		(16,771,158)

Net Assets — 100.0%		$75,347,421

(a)	All or a portion of this security is on loan.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Non-income producing security.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$9,612,515	$7,051,966	(a)	$—	$3,649	$2,099	$16,670,229	16,660,232	$392,090	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	120,000	(a)	—	—	—	180,000	180,000	1,689		—

					$3,649	$2,099	$16,850,229		$393,779		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Index	9	03/17/23	$218	$(9,768)

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI China Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$9,768	$—	$—	$—	$9,768

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(36,688)	$—	$—	$—	$(36,688)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$7,102	$—	$—	$—	$7,102

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$109,057

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$12,859,329	$62,003,613	$405,408	$75,268,350
Short-Term Securities
Money Market Funds	16,850,229	—	—	16,850,229

	$29,709,558	$62,003,613	$405,408	$92,118,579

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(9,768)	$—	$(9,768)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 4.1%
Astra International Tbk PT	45,956,130	$18,382,801

Banks — 43.8%
Bank Aladin Syariah Tbk PT(a)	12,971,400	1,105,759
Bank BTPN Syariah Tbk PT	9,492,200	1,456,196
Bank Bukopin Tbk PT(a)	51,732,400	403,682
Bank Central Asia Tbk PT	153,021,890	87,763,973
Bank Mandiri Persero Tbk PT	41,416,260	27,150,436
Bank Negara Indonesia Persero Tbk PT	26,332,758	15,144,658
Bank Neo Commerce Tbk PT(a)	13,274,066	556,472
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,432,376	1,595,329
Bank Pembangunan Daerah Jawa Timur Tbk PT	26,561,800	1,288,746
Bank Rakyat Indonesia Persero Tbk PT	180,566,954	55,265,292
Bank Tabungan Negara Persero Tbk PT	29,180,026	2,534,667

		194,265,210

Capital Markets — 0.5%
Pacific Strategic Financial Tbk PT(a)	30,076,900	2,218,788
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	—

		2,218,788

Chemicals — 1.8%
Barito Pacific Tbk PT	106,278,752	6,515,175
Surya Esa Perkasa Tbk PT	21,421,800	1,503,101

		8,018,276

Construction & Engineering — 0.7%
PP Persero Tbk PT(a)	18,465,522	774,657
Waskita Karya Persero Tbk PT(a)(b)	62,167,119	1,408,050
Wijaya Karya Persero Tbk PT(a)	17,974,670	742,319

		2,925,026

Construction Materials — 3.0%
Berkah Beton Sadaya Tbk PT(b)	64,732,500	2,525,629
Indocement Tunggal Prakarsa Tbk PT	6,017,644	4,388,762
Semen Indonesia Persero Tbk PT	13,043,941	6,178,394

		13,092,785

Consumer Finance — 0.4%
BFI Finance Indonesia Tbk PT	20,007,700	1,790,509

Diversified Telecommunication Services — 7.7%
Inovisi Infracom Tbk PT(b)	9,476,400	—
Sarana Menara Nusantara Tbk PT	59,394,900	4,088,786
Telkom Indonesia Persero Tbk PT	117,808,790	30,010,124

		34,098,910

Electronic Equipment, Instruments & Components — 0.1%
Metrodata Electronics Tbk PT	13,035,500	512,872

Food & Staples Retailing — 2.1%
Sumber Alfaria Trijaya Tbk PT	49,196,200	9,355,727

Food Products — 6.4%
Astra Agro Lestari Tbk PT	734,700	399,903
Charoen Pokphand Indonesia Tbk PT	27,178,625	9,578,346
Cisarua Mountain Dairy PT TBK	3,159,900	922,069
Indofood CBP Sukses Makmur Tbk PT	9,160,554	6,083,364
Indofood Sukses Makmur Tbk PT	16,790,330	7,128,481
Inti Agri Resources Tbk PT(a)(b)	190,840,700	—
Japfa Comfeed Indonesia Tbk PT	20,417,900	1,800,489
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	19,551,800	1,365,441

Security	Shares	Value

Food Products (continued)
Sawit Sumbermas Sarana Tbk PT	8,699,300	$926,975

		28,205,068

Gas Utilities — 1.1%
Perusahaan Gas Negara Tbk PT	45,818,707	4,700,076

Health Care Providers & Services — 0.8%
Medikaloka Hermina Tbk PT	16,616,000	1,623,465
Metro Healthcare Indonesia TBK PT(a)	50,460,400	1,588,290
Siloam International Hospitals Tbk PT	6,239,100	535,949

		3,747,704

Household Products — 1.7%
Unilever Indonesia Tbk PT	27,962,120	7,662,003

Insurance — 0.6%
Panin Financial Tbk PT	93,599,678	2,442,747

Internet & Direct Marketing Retail — 0.6%
Bukalapak.com PT Tbk(a)	161,683,500	2,777,153

Marine — 0.5%
Temas Tbk PT	2,605,000	570,538
Trada Alam Minera Tbk PT(a)(b)	163,879,000	—
Transcoal Pacific Tbk PT	2,729,200	1,588,305

		2,158,843

Media — 0.6%
Media Nusantara Citra Tbk PT(a)	27,822,000	1,185,454
Surya Citra Media Tbk PT	103,779,800	1,470,130

		2,655,584

Metals & Mining — 4.5%
Aneka Tambang Tbk	33,632,554	4,388,799
Bumi Resources Minerals Tbk PT(a)	115,950,300	1,238,834
Merdeka Copper Gold Tbk PT(a)	35,834,206	10,666,334
Timah Tbk PT	6,113,400	477,095
Vale Indonesia Tbk PT(a)	7,119,100	3,184,506

		19,955,568

Multiline Retail — 1.2%
Matahari Department Store Tbk PT	2,432,100	825,319
Mitra Adiperkasa Tbk PT(a)	43,560,600	4,313,235

		5,138,554

Oil, Gas & Consumable Fuels — 7.7%
Adaro Energy Indonesia Tbk PT	54,234,239	10,625,715
AKR Corporindo Tbk PT	47,123,300	4,276,962
Bukit Asam Tbk PT	16,812,200	4,254,152
Bumi Resources Tbk PT(a)	193,328,300	1,724,109
Energi Mega Persada Tbk PT, NVS	22,993,400	410,112
Harum Energy Tbk PT	6,834,000	730,134
Indika Energy Tbk PT	4,561,900	687,748
Indo Tambangraya Megah Tbk PT	2,182,700	5,320,486
Medco Energi Internasional Tbk PT	43,120,886	3,235,445
Sekawan Intipratama Tbk PT(b)	30,572,100	—
Sugih Energy Tbk PT(a)(b)	39,886,700	—
United Tractors Tbk PT	1,607,796	2,940,741

		34,205,604

Paper & Forest Products — 1.7%
Indah Kiat Pulp & Paper Tbk PT	10,537,600	5,473,956
Pabrik Kertas Tjiwi Kimia Tbk PT	4,641,100	2,129,964

		7,603,920

Personal Products — 0.5%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	35,579,037	2,053,085

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 2.5%
Kalbe Farma Tbk PT	80,556,285	$11,143,792

Real Estate Management & Development — 2.3%
Bumi Serpong Damai Tbk PT(a)	35,823,622	2,324,562
Ciputra Development Tbk PT	42,802,213	2,778,635
Hanson International Tbk PT(a)(b)	372,896,535	—
Lippo Karawaci Tbk PT(a)	138,882,542	737,671
Pakuwon Jati Tbk PT	81,925,977	2,482,322
Rimo International Lestari Tbk PT(a)(b)	54,096,000	—
Summarecon Agung Tbk PT	49,429,286	1,960,189

		10,283,379

Software — 0.1%
Digital Mediatama Maxima Tbk PT(a)	6,096,700	395,786

Specialty Retail — 0.7%
Ace Hardware Indonesia Tbk PT	31,888,979	1,055,888
Erajaya Swasembada Tbk PT	48,507,100	1,637,668
Map Aktif Adiperkasa PT(a)	1,713,300	549,379

		3,242,935

Security	Shares	Value

Tobacco — 0.7%
Gudang Garam Tbk PT	1,864,442	$3,056,462

Transportation Infrastructure — 0.7%
Astrindo Nusantara Infrastructure Tbk PT(a)	118,552,600	1,173,731
Jasa Marga Persero Tbk PT(a)	10,072,408	2,146,390

		3,320,121

Wireless Telecommunication Services — 0.9%
Smartfren Telecom Tbk PT(a)	261,626,200	1,149,114
XL Axiata Tbk PT	20,120,700	2,757,134

		3,906,248

Total Investments — 100.0% (Cost: $539,431,926)		443,315,536

Other Assets Less Liabilities — 0.0%		221,628

Net Assets — 100.0%		$443,537,164

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$260,000	$—	$(260,000	)(b)	$—	$—	$—	—	$7,437	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	16	03/17/23	$770	$(18,748)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$18,748	$—	$—	$—	$18,748

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Indonesia ETF

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$69,967	$—	$—	$—	$69,967

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(11,990)	$—	$—	$—	$(11,990)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$950,098

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$22,938,960	$416,442,897	$3,933,679	$443,315,536

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(18,748)	$—	$—	$(18,748)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Peru ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 26.6%
Banco BBVA Peru SA	6,189,456	$2,821,656
Banco de Credito del Peru S.A., Class C	423,177	289,935
Credicorp Ltd.	219,234	27,934,796
Intercorp Financial Services Inc.	86,705	2,066,180

		33,112,567

Construction & Engineering — 0.8%
Aenza SAA(a)	6,120,965	1,048,428

Construction Materials — 2.0%
Cementos Pacasmayo SAA	2,339,312	2,496,598

Diversified Consumer Services — 2.6%
Laureate Education Inc., Class A	268,004	3,178,527

Electric Utilities — 2.0%
Interconexion Electrica SA ESP	709,214	2,511,729

Food & Staples Retailing — 2.9%
InRetail Peru Corp.(b)	106,193	3,610,562

Food Products — 5.2%
Alicorp SAA	3,074,300	5,184,795
Casa Grande SAA	570,896	1,293,780

		6,478,575

Metals & Mining — 45.6%
Cia. de Minas Buenaventura SAA, ADR	773,923	5,866,336
Corp. Aceros Arequipa SA, NVS	3,373,711	1,120,170
Fortuna Silver Mines Inc.(a)	1,016,775	3,301,072
Hochschild Mining PLC	3,399,411	2,611,485
MMG Ltd.(a)	10,592,000	2,987,484
Pan American Silver Corp.	182,245	2,716,646
Sociedad Minera Cerro Verde SAA	148,790	4,374,426
Southern Copper Corp.	375,966	27,704,934
Volcan Cia. Minera SAA, Class B, NVS(a)	22,892,706	2,895,635
Wheaton Precious Metals Corp.	79,165	3,298,300

		56,876,488

Security	Shares	Value

Multiline Retail — 2.7%
Falabella SA	1,540,949	$3,391,041

Oil, Gas & Consumable Fuels — 2.8%
PetroTal Corp.(a)	7,003,986	3,496,268

Real Estate Management & Development — 2.7%
Parque Arauco SA	2,713,080	3,327,143

Trading Companies & Distributors — 3.7%
Ferreycorp SAA	8,096,969	4,608,734

Total Long-Term Investments — 99.6% (Cost: $156,156,493)		124,136,660

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(c)(d)	70,000	70,000

Total Short-Term Securities — 0.1% (Cost: $70,000)		70,000

Total Investments — 99.7% (Cost: $156,226,493)		124,206,660

Other Assets Less Liabilities — 0.3%		418,790

Net Assets — 100.0%		$124,625,450

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$70,000	(a)	$—	$—	$—	$70,000	70,000	$3,916	$—

(a)	Represents net amount purchased (sold).

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Peru ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	11	03/17/23	$530	$(27,000)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$27,000	$—	$—	$—	$27,000

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(8,295)	$—	$—	$—	$(8,295)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(21,824)	$—	$—	$—	$(21,824)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$559,548

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$115,146,650	$8,990,010	$—	$124,136,660
Short-Term Securities
Money Market Funds	70,000	—	—	70,000

	$115,216,650	$8,990,010	$—	$124,206,660

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(27,000)	$—	$—	$(27,000)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Philippines ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Cebu Air Inc.(a)	510,140	$386,837

Banks — 19.0%
Bank of the Philippine Islands	3,391,605	6,725,229
BDO Unibank Inc.	5,116,198	11,394,657
Metropolitan Bank & Trust Co.	4,972,484	5,223,401
Security Bank Corp.	1,424,870	2,643,889

		25,987,176

Chemicals — 1.0%
D&L Industries Inc.	9,749,100	1,387,667

Diversified Financial Services — 1.8%
Metro Pacific Investments Corp.	34,196,050	2,519,938

Diversified Telecommunication Services — 1.7%
Converge Information and Communications Technology Solutions Inc.(a)	8,031,200	2,356,406

Electric Utilities — 4.3%
Manila Electric Co.	802,270	4,605,639
Synergy Grid & Development Phils Inc.	5,906,000	1,256,688

		5,862,327

Equity Real Estate Investment Trusts (REITs) — 1.5%
AREIT Inc.	619,400	402,683
Filinvest REIT Corp.	96,200	8,911
MREIT Inc.	4,826,800	1,302,386
RL Commercial REIT Inc.	3,684,700	379,454

		2,093,434

Food & Staples Retailing — 2.7%
Cosco Capital Inc.	6,579,600	495,699
Puregold Price Club Inc.	3,515,960	2,001,179
Robinsons Retail Holdings Inc.	1,163,900	1,143,143

		3,640,021

Food Products — 7.3%
Century Pacific Food Inc.	4,035,800	1,913,997
Monde Nissin Corp.(b)	17,725,700	3,859,601
Universal Robina Corp.	1,701,318	4,195,365

		9,968,963

Hotels, Restaurants & Leisure — 5.6%
Bloomberry Resorts Corp.(a)	13,883,865	2,291,441
Jollibee Foods Corp.	1,240,881	5,377,140

		7,668,581

Independent Power and Renewable Electricity Producers — 0.1%
ACEN Corp.	1,440,774	164,870

Industrial Conglomerates — 23.7%
Aboitiz Equity Ventures Inc.	4,764,027	4,646,888
Alliance Global Group Inc.	10,107,239	2,295,944
Ayala Corp.	511,098	5,762,422

Security	Shares	Value

Industrial Conglomerates (continued)
DMCI Holdings Inc.	11,522,400	$2,195,324
GT Capital Holdings Inc.	273,616	2,564,054
JG Summit Holdings Inc.	6,183,831	5,500,706
LT Group Inc.	7,821,300	1,482,744
SM Investments Corp.	526,366	8,091,616

		32,539,698

Oil, Gas & Consumable Fuels — 1.1%
Semirara Mining & Power Corp.	2,669,200	1,445,086

Real Estate Management & Development — 18.8%
Ayala Land Inc.	15,903,350	8,174,387
Megaworld Corp.	38,276,960	1,396,099
Robinsons Land Corp.	1,356,206	368,698
SM Prime Holdings Inc.	25,765,435	15,836,237

		25,775,421

Specialty Retail — 1.9%
Wilcon Depot Inc.	4,618,200	2,634,043

Transportation Infrastructure — 4.5%
International Container Terminal Services Inc.	1,705,563	6,152,597

Water Utilities — 1.1%
Manila Water Co. Inc.	4,218,829	1,447,255

Wireless Telecommunication Services — 4.0%
Globe Telecom Inc.	75	2,403
PLDT Inc.	237,639	5,513,638

		5,516,041

Total Long-Term Investments — 100.4% (Cost: $173,300,330)		137,546,361

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(c)(d)	30,000	30,000

Total Short-Term Securities — 0.0% (Cost: $30,000)		30,000

Total Investments — 100.4% (Cost: $173,330,330)		137,576,361

Liabilities in Excess of Other Assets — (0.4)%		(494,861)

Net Assets — 100.0%		$137,081,500

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Philippines ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$170,000	$—	$(140,000	)(a)	$—	$—	$30,000	30,000	$1,459	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	5	03/17/23	$241	$(7,049)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$7,049	$—	$—	$—	$7,049

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(3,722)	$—	$—	$—	$(3,722)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,889)	$—	$—	$—	$(2,889)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$218,613

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Philippines ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,789,150	$134,757,211	$—	$137,546,361
Short-Term Securities
Money Market Funds	30,000	—	—	30,000

	$2,819,150	$134,757,211	$—	$137,576,361

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(7,049)	$—	$—	$(7,049)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Poland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 27.5%
Alior Bank SA(a)(b)	306,355	$2,789,237
Bank Handlowy w Warszawie SA	149,893	2,811,062
Bank Millennium SA(a)	2,361,021	2,400,744
Bank Polska Kasa Opieki SA	618,141	12,438,957
mBank SA(a)(b)	55,990	4,123,373
Powszechna Kasa Oszczednosci Bank Polski SA	2,957,460	20,637,905
Santander Bank Polska SA	124,244	8,337,346

		53,538,624

Capital Markets — 1.2%
Warsaw Stock Exchange(b)	142,867	1,192,136
XTB SA(b)(c)	143,243	1,071,880

		2,264,016

Chemicals — 1.9%
Ciech SA	150,490	1,753,781
Grupa Azoty SA(a)	225,752	1,964,445

		3,718,226

Construction & Engineering — 1.7%
Budimex SA	51,429	3,253,369

Consumer Finance — 2.5%
KRUK SA	66,041	4,908,253

Diversified Telecommunication Services — 2.0%
Orange Polska SA	2,552,671	3,854,579

Electric Utilities — 4.6%
Enea SA(a)	1,223,159	1,778,695
PGE Polska Grupa Energetyczna SA(a)	3,396,488	5,095,834
Tauron Polska Energia SA(a)	4,424,156	2,139,851

		9,014,380

Entertainment — 3.5%
CD Projekt SA(b)	230,505	6,857,525

Food & Staples Retailing — 5.3%
Dino Polska SA(a)(b)(c)	106,562	8,896,165
Eurocash SA(a)	425,422	1,428,169

		10,324,334

Health Care Providers & Services — 0.7%
Neuca SA(b)	10,214	1,352,361

Hotels, Restaurants & Leisure — 0.9%
AmRest Holdings SE(a)	358,358	1,676,238

Insurance — 8.6%
Powszechny Zaklad Ubezpieczen SA	2,033,878	16,722,463

Internet & Direct Marketing Retail — 4.2%
Allegro.eu SA (a)(c)	1,243,855	8,107,298

Media — 1.9%
Cyfrowy Polsat SA	959,237	3,715,690

Security	Shares	Value

Metals & Mining — 5.7%
Jastrzebska Spolka Weglowa SA(a)(b)	220,868	$2,713,751
KGHM Polska Miedz SA	292,649	8,346,043

		11,059,794

Multiline Retail — 2.9%
Pepco Group NV(a)	579,581	5,741,039

Oil, Gas & Consumable Fuels — 16.7%
Polski Koncern Naftowy ORLEN SA	2,171,219	32,428,389

Professional Services — 0.4%
Grupa Pracuj SA	59,543	722,780

Software — 3.0%
Asseco Poland SA(b)	231,062	4,143,671
LiveChat Software SA	51,851	1,631,799

		5,775,470

Textiles, Apparel & Luxury Goods — 4.7%
CCC SA(a)(b)	152,799	1,214,565
LPP SA	3,744	7,908,216

		9,122,781

Total Long-Term Investments — 99.9% (Cost: $296,967,473)		194,157,609

Short-Term Securities

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	9,738,901	9,744,744
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	2,550,000	2,550,000

Total Short-Term Securities — 6.4% (Cost: $12,290,791)		12,294,744

Total Investments — 106.3% (Cost: $309,258,264)		206,452,353

Liabilities in Excess of Other Assets — (6.3)%		(12,153,018)

Net Assets — 100.0%		$194,299,335

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Poland ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,617,290	$4,123,411	(a)	$—	$3,703	$340	$9,744,744	9,738,901	$57,524	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	1,140,000	1,410,000	(a)	—	—	—	2,550,000	2,550,000	34,203		3

					$3,703	$340	$12,294,744		$91,727		$3

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	8	03/17/23	$385	$(10,915)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$10,915	$—	$—	$—	$10,915

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(11,694)	$—	$—	$—	$(11,694)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(10,476)	$—	$—	$—	$(10,476)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$315,393

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Poland ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$3,706,940	$190,450,669	$—	$194,157,609
Short-Term Securities
Money Market Funds	12,294,744	—	—	12,294,744

	$16,001,684	$190,450,669	$—	$206,452,353

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(10,915)	$—	$—	$(10,915)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Qatar ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.8%
Gulf Warehousing Co.	599,722	$566,535

Banks — 49.6%
Commercial Bank PSQC (The)	1,797,598	3,024,596
Doha Bank QPSC	2,112,065	954,220
Masraf Al Rayan QSC	4,004,359	2,957,683
Qatar International Islamic Bank QSC	908,488	2,607,133
Qatar Islamic Bank SAQ	1,618,939	8,242,389
Qatar National Bank QPSC	3,437,075	15,859,681

		33,645,702

Chemicals — 4.1%
Mesaieed Petrochemical Holding Co.	4,805,786	2,763,258

Construction & Engineering — 0.4%
Estithmar Holding QPSC(a)	499,192	259,492

Construction Materials — 1.8%
Qatar National Cement Co. QSC	586,139	678,246
Qatari Investors Group QSC	976,369	526,103

		1,204,349

Diversified Financial Services — 0.5%
Salam International Investment Ltd. QSC(a)	2,454,296	346,754

Diversified Telecommunication Services — 3.4%
Ooredoo QPSC	903,106	2,275,755

Energy Equipment & Services — 1.2%
Gulf International Services QSC(a)	1,648,262	823,936

Food & Staples Retailing — 1.1%
Al Meera Consumer Goods Co. QSC	176,507	768,451

Food Products — 0.8%
Baladna	1,538,218	566,723

Health Care Providers & Services — 0.8%
Medicare Group	327,832	537,804

Industrial Conglomerates — 10.8%
Aamal Co.	3,179,392	841,363
Industries Qatar QSC	1,473,609	5,619,994
Mannai Corp. QSC	249,308	471,606
Qatar Industrial Manufacturing Co. QSC	449,900	373,600

		7,306,563

Insurance — 1.5%
Qatar Insurance Co. SAQ	2,183,056	1,016,181

Marine — 2.4%
Qatar Navigation QSC	667,485	1,643,275

Security	Shares	Value

Metals & Mining — 2.3%
Qatar Aluminum Manufacturing Co.	3,431,103	$1,588,297

Multi-Utilities — 3.5%
Qatar Electricity & Water Co. QSC	496,733	2,372,066

Oil, Gas & Consumable Fuels — 7.7%
Qatar Fuel QSC	568,721	2,527,720
Qatar Gas Transport Co. Ltd.	2,709,858	2,707,281

		5,235,001

Real Estate Management & Development — 5.0%
Barwa Real Estate Co.	2,231,434	1,679,105
Ezdan Holding Group QSC(a)	2,465,116	589,116
Mazaya Real Estate Development QPSC(a)	2,060,780	314,773
United Development Co. QSC	2,629,147	829,363

		3,412,357

Wireless Telecommunication Services — 1.6%
Vodafone Qatar QSC	2,421,375	1,053,508

Total Common Stocks — 99.3% (Cost: $54,438,021)		67,386,007

Rights

Banks — 0.7%
Lesha Bank LLC (a)	1,916,776	451,700

Total Rights — 0.7% (Cost: $493,700)		451,700

Total Long-Term Investments — 100.0% (Cost: $54,931,721)		67,837,707

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(b)(c)	260,000	260,000

Total Short-Term Securities — 0.4% (Cost: $260,000)		260,000

Total Investments — 100.4% (Cost: $55,191,721)		68,097,707

Liabilities in Excess of Other Assets — (0.4)%		(252,144)

Net Assets — 100.0%		$67,845,563

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Qatar ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$50,000	$210,000	(a)	$—	$—	$—	$260,000	260,000	$1,040	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	8	03/17/23	$385	$(11,249)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$11,249	$—	$—	$—	$11,249

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(24,568)	$—	$—	$—	$(24,568)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(10,574)	$—	$—	$—	$(10,574)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$217,143

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Qatar ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$6,355,699	$61,030,308	$—	$67,386,007
Rights	—	451,700	—	451,700
Short-Term Securities
Money Market Funds	260,000	—	—	260,000

	$6,615,699	$61,482,008	$—	$68,097,707

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(11,249)	$—	$—	$(11,249)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 39.1%
Al Rajhi Bank(a)	5,892,256	$110,189,428
Alinma Bank	3,132,979	24,547,590
Arab National Bank	2,005,120	12,282,789
Bank AlBilad(a)	1,599,823	15,177,255
Bank Al-Jazira	1,469,683	7,080,945
Banque Saudi Fransi	1,937,991	16,855,988
Riyad Bank	4,255,911	29,495,982
Saudi British Bank (The)	2,830,275	24,970,510
Saudi Investment Bank (The)	658,074	2,769,637
Saudi National Bank (The)	6,562,117	82,535,713

		325,905,837

Building Products — 0.3%
Bawan Co.	46,258	360,924
Saudi Ceramic Co.	214,366	1,725,429

		2,086,353

Capital Markets — 0.2%
Saudi Tadawul Group Holding Co.	46,713	1,775,044

Chemicals — 14.7%
Advanced Petrochemical Co.	489,031	6,293,359
Alujain Corp.	99,748	965,753
Methanol Chemicals Co.(a)	56,442	373,957
National Industrialization Co.(a)	1,327,922	4,262,046
SABIC Agri-Nutrients Co.	565,278	20,108,227
Sahara International Petrochemical Co.	1,226,481	11,556,245
Saudi Basic Industries Corp.	2,656,073	62,591,013
Saudi Industrial Investment Group	1,005,588	5,987,619
Saudi Kayan Petrochemical Co.(a)	1,390,591	4,696,810
Yanbu National Petrochemical Co.	513,710	5,744,378

		122,579,407

Commercial Services & Supplies — 0.4%
Saudi Airlines Catering Co.(a)	170,937	3,598,451

Construction Materials — 3.4%
Arabian Cement Co./Saudi Arabia	247,351	2,263,836
City Cement Co.	332,536	1,821,502
Eastern Province Cement Co.	212,266	2,266,702
Najran Cement Co.	478,133	1,588,898
Northern Region Cement Co.	538,752	1,591,967
Qassim Cement Co. (The)	191,068	3,436,795
Riyadh Cement Co.	76,335	618,385
Saudi Cement Co.	310,817	4,337,218
Southern Province Cement Co.	268,777	3,592,550
Yamama Cement Co.(a)	437,533	3,544,430
Yanbu Cement Co.	335,637	3,163,288

		28,225,571

Consumer Finance — 0.0%
Nayifat Finance Co.	77,331	370,107

Diversified Consumer Services — 0.2%
Ataa Educational Co.	42,505	606,545
National Co. for Learning & Education Ltd.	42,505	1,014,547

		1,621,092

Diversified Telecommunication Services — 4.5%
Saudi Telecom Co.	3,990,396	37,341,129

Electric Utilities — 2.0%
Saudi Electricity Co.	2,754,755	16,281,216

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 0.2%
Jadwa REIT Saudi Fund	453,214	$1,471,878
Riyad REIT Fund	154,346	373,459

		1,845,337

Food & Staples Retailing — 1.0%
Abdullah Al Othaim Markets Co.	180,838	5,438,619
Al-Dawaa Medical Services Co.	21,984	440,423
Almunajem Foods Co.	31,425	488,118
BinDawood Holding Co.	31,602	466,537
Nahdi Medical Co.	33,581	1,665,086

		8,498,783

Food Products — 3.4%
Al Jouf Agricultural Development Co.	45,661	640,025
Almarai Co. JSC	864,361	12,078,336
Halwani Brothers Co.	40,795	567,985
National Agriculture Development Co. (The)(a)	252,158	1,609,780
Saudi Fisheries Co.(a)	59,431	422,302
Saudia Dairy & Foodstuff Co.	71,959	4,658,827
Savola Group (The)	969,995	7,023,093
Sinad Holding Co.(a)	403,807	1,097,697
Tanmiah Food Co.	14,656	471,785

		28,569,830

Gas Utilities — 0.4%
National Gas & Industrialization Co.	207,660	2,953,238

Health Care Providers & Services — 4.4%
Al Hammadi Holding	360,183	4,565,645
Dallah Healthcare Co.	145,646	5,664,653
Dr Sulaiman Al Habib Medical Services Group Co.	198,794	12,268,084
Middle East Healthcare Co.(a)	193,726	1,714,797
Mouwasat Medical Services Co.	177,896	8,556,738
National Medical Care Co.	123,320	2,556,672
Saudi Chemical Co. Holding	229,395	1,700,711

		37,027,300

Hotels, Restaurants & Leisure — 1.1%
Alamar Foods, NVS	10,992	458,116
Dur Hospitality Co.(a)	244,079	1,503,897
Herfy Food Services Co.(a)	126,132	1,151,473
Leejam Sports Co. JSC	107,861	2,626,589
Seera Group Holding(a)	639,979	3,312,496

		9,052,571

Independent Power and Renewable Electricity Producers — 0.6%
ACWA Power Co.	135,181	5,016,543

Industrial Conglomerates — 0.1%
Astra Industrial Group	60,120	949,639

Insurance — 2.3%
Al Rajhi Co. for Co-operative Insurance(a)	92,081	2,453,759
Bupa Arabia for Cooperative Insurance Co.	264,484	10,878,192
Co. for Cooperative Insurance (The)(a)	252,151	6,252,558

		19,584,509

IT Services — 0.6%
Al Moammar Information Systems Co.	26,173	681,943
Arabian Internet & Communications Services Co.	6,870	452,615
Elm Co.	32,189	3,247,482
Perfect Presentation For Commercial Services Co., NVS	8,484	405,136

		4,787,176

Media — 0.9%
Arabian Contracting Services Co.	20,891	606,034

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Saudi Research & Media Group(a)	134,915	$6,688,720

		7,294,754

Metals & Mining — 4.4%
Al Masane Al Kobra Mining Co.	21,526	428,963
Saudi Arabian Mining Co.(a)	2,161,328	36,556,867

		36,985,830

Oil, Gas & Consumable Fuels — 8.1%
Aldrees Petroleum and Transport Services Co.	172,030	3,860,075
Rabigh Refining & Petrochemical Co.(a)	1,630,382	4,395,126
Saudi Arabia Refineries Co.	20,422	422,759
Saudi Arabian Oil Co.(b)	6,963,446	58,825,750

		67,503,710

Paper & Forest Products — 0.1%
Middle East Paper Co.	51,548	416,657

Pharmaceuticals — 0.2%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	277,784	1,599,736

Professional Services — 0.2%
Maharah Human Resources Co.	94,618	1,441,227

Real Estate Management & Development — 2.0%
Arriyadh Development Co.	442,888	2,176,531
Dar Al Arkan Real Estate Development Co.(a)	2,038,209	7,792,372
Emaar Economic City(a)	1,692,265	3,401,422
Retal Urban Development Co., NVS	13,282	452,339
Saudi Real Estate Co.(a)	790,574	2,601,285
Sumou Real Estate Co.	28,854	362,504

		16,786,453

Road & Rail — 0.6%
Saudi Public Transport Co.(a)	361,111	1,658,105
Theeb Rent A Car Co.	36,070	735,692
United International Transportation Co.	190,012	2,708,974

		5,102,771

Specialty Retail — 1.7%
Fawaz Abdulaziz Al Hokair & Co.(a)	202,475	790,858
Jarir Marketing Co.	215,272	8,475,424
Saudi Automotive Services Co.	68,170	645,867
Saudi Co. For Hardware CJSC(a)	106,710	818,873

Security	Shares	Value

Specialty Retail (continued)
United Electronics Co.	175,735	$3,741,904

		14,472,926

Thrifts & Mortgage Finance — 0.1%
Amlak International for Real Estate Finance Co.	114,740	454,542
Saudi Home Loans Co.	75,265	407,548

		862,090

Transportation Infrastructure — 0.4%
Saudi Ground Services Co.(a)	390,731	2,220,625
Saudi Industrial Services Co.	112,672	719,830

		2,940,455

Water Utilities — 0.1%
AlKhorayef Water & Power Technologies Co.	24,468	885,742

Wireless Telecommunication Services — 2.2%
Etihad Etisalat Co.	1,308,766	13,623,108
Mobile Telecommunications Co.(a)	1,770,913	4,892,239

		18,515,347

Total Long-Term Investments — 99.9% (Cost: $665,857,060)		832,876,831

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(c)(d)	340,000	340,000

Total Short-Term Securities — 0.0% (Cost: $340,000)		340,000

Total Investments — 99.9% (Cost: $666,197,060)		833,216,831

Other Assets Less Liabilities — 0.1%		757,082

Net Assets — 100.0%		$833,973,913

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$3,600,000	$—	$(3,260,000	)(a)	$—	$—	$340,000	340,000	$23,866	$1

(a)	Represents net amount purchased (sold).

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Saudi Arabia ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	11	03/17/23	$530	$(3,601)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$3,601	$—	$—	$—	$3,601

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(272,169)	$—	$—	$—	$(272,169)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(14,200)	$—	$—	$—	$(14,200)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$977,110

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$15,192,622	$817,684,209	$—	$832,876,831
Short-Term Securities
Money Market Funds	340,000	—	—	340,000

	$15,532,622	$817,684,209	$—	$833,216,831

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3,601)	$—	$—	$(3,601)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI UAE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.7%
Aramex PJSC	637,415	$624,730

Airlines — 2.5%
Air Arabia PJSC	1,496,928	916,548

Banks — 35.1%
Abu Dhabi Commercial Bank PJSC	684,835	1,561,332
Abu Dhabi Islamic Bank PJSC	601,580	1,708,915
Ajman Bank PJSC(a)	909,101	267,302
Dubai Islamic Bank PJSC	1,050,772	1,641,225
Emirates NBD Bank PJSC	457,522	1,692,060
First Abu Dhabi Bank PJSC	1,442,056	5,524,911
Sharjah Islamic Bank	727,700	445,571

		12,841,316

Building Products — 1.4%
Ras Al Khaimah Ceramics	656,069	517,891

Capital Markets — 1.9%
Dubai Financial Market PJSC	1,447,246	566,325
SHUAA Capital PSC(a)	1,294,518	133,144

		699,469

Construction & Engineering — 0.1%
Arabtec Holding PJSC(a)(b)	2,433,366	6
Drake & Scull International PJSC(a)(b)	2,972,998	29,948

		29,954

Diversified Consumer Services — 0.6%
Taaleem Holdings PSC, NVS	303,970	220,130

Diversified Financial Services — 2.5%
Al Waha Capital PJSC	1,314,163	479,085
Amanat Holdings PJSC	1,468,583	383,828
Gulf General Investment Co.(a)(b)	7,295,803	35,455

		898,368

Diversified Telecommunication Services — 23.3%
Al Yah Satellite Communications Co.	871,532	635,726
Emirates Telecommunications Group Co. PJSC	1,137,797	7,899,002

		8,534,728

Food Products — 1.3%
Agthia Group PJSC	412,180	460,038

Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(b)	112,588	1

Industrial Conglomerates — 7.0%
Dubai Investments PJSC	1,381,721	860,966
Multiply Group(a)	1,388,073	1,509,619

Security	Shares	Value

Industrial Conglomerates (continued)
Q Holding PJSC(a)	257,720	$194,068

		2,564,653

Oil, Gas & Consumable Fuels — 1.6%
Dana Gas PJSC	2,741,676	589,548

Real Estate Management & Development — 13.5%
Aldar Properties PJSC	1,135,655	1,451,270
Deyaar Development PJSC(a)	236,012	31,064
Emaar Development PJSC(a)	25,171	32,387
Emaar Properties PJSC	1,824,109	2,778,121
Eshraq Investments PJSC(a)	1,709,857	224,783
RAK Properties PJSC(a)	1,444,752	228,817
Union Properties PJSC(a)	3,098,661	199,645

		4,946,087

Specialty Retail — 4.5%
Abu Dhabi National Oil Co. for Distribution PJSC	1,399,691	1,646,202

Thrifts & Mortgage Finance — 0.5%
Amlak Finance PJSC(a)	877,625	192,025

Water Utilities — 2.3%
Emirates Central Cooling Systems Corp.(a)	1,084,920	466,683
National Central Cooling Co. PJSC	456,245	369,923

		836,606

Total Long-Term Investments — 99.8% (Cost: $35,477,124)		36,518,294

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(c)(d)	50,000	50,000

Total Short-Term Securities — 0.1% (Cost: $50,000)		50,000

Total Investments — 99.9% (Cost: $35,527,124)		36,568,294

Other Assets Less Liabilities — 0.1%		19,320

Net Assets — 100.0%		$36,587,614

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$80,000	$—	$(30,000	)(a)	$—	$—	$50,000	50,000	$972	$—

(a)	Represents net amount purchased (sold).

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI UAE ETF

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(2,880)	$—	$—	$—	$(2,880)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$2,635	$—	$—	$—	$2,635

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$24,563

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$11,507,877	$24,945,007	$65,410	$36,518,294
Short-Term Securities
Money Market Funds	50,000	—	—	50,000

	$11,557,877	$24,945,007	$65,410	$36,568,294

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Statements of Assets and Liabilities (unaudited)

February 28, 2023

	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF	iShares MSCI China Small-Cap ETF	iShares MSCI Indonesia ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$75,907,096	$8,295,895,122	$75,268,350	$443,315,536
Investments, at value — affiliated(c)	50,000	184,348,431	16,850,229	—
Cash	6,276	3,487	2,581	7,615
Cash pledged for futures contracts	86,000	2,731,000	45,000	7,000
Foreign currency, at value(d)	118,761	32,284,790	65,847	489,013
Receivables:
Investments sold	6,333,726	12,953,129	2,476,780	5,083,074
Securities lending income — affiliated	—	244,241	64,159	—
Dividends — unaffiliated	349,473	13,438	78,211	19,374
Dividends — affiliated	273	13,863	505	386

Total assets	82,851,605	8,528,487,501	94,851,662	448,921,998

LIABILITIES
Collateral on securities loaned, at value	—	182,277,607	16,670,346	—
Payables:
Investments purchased	6,160,653	29,204,587	2,796,346	5,114,005
Capital shares redeemed	—	267	—	62,839
Investment advisory fees	35,795	3,960,096	34,978	205,797
Variation margin on futures contracts	6,046	126,226	2,571	2,193

Total liabilities	6,202,494	215,568,783	19,504,241	5,384,834

NET ASSETS	$76,649,111	$8,312,918,718	$75,347,421	$443,537,164

NET ASSETS CONSIST OF
Paid-in capital	$154,028,702	$10,823,374,258	$113,182,312	$731,732,519
Accumulated loss	(77,379,591)	(2,510,455,540)	(37,834,891)	(288,195,355)

NET ASSETS	$76,649,111	$8,312,918,718	$75,347,421	$443,537,164

NET ASSET VALUE
Shares outstanding	6,700,000	173,600,000	2,100,000	19,350,000

Net asset value	$11.44	$47.89	$35.88	$22.92

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$79,743,384	$9,339,675,715	$85,866,738	$539,431,926
(b) Securities loaned, at value	$—	$173,070,470	$14,627,921	$—
(c) Investments, at cost — affiliated	$50,000	$184,214,967	$16,842,353	$—
(d) Foreign currency, at cost	$118,732	$32,304,687	$66,000	$492,259

See notes to financial statements.

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2023

	iShares MSCI Peru ETF	iShares MSCI Philippines ETF	iShares MSCI Poland ETF	iShares MSCI Qatar ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$124,136,660	$137,546,361	$194,157,609	$67,837,707
Investments, at value — affiliated(c)	70,000	30,000	12,294,744	260,000
Cash	36,189	6,559	265	9,016
Cash pledged for futures contracts	19,000	14,000	14,000	16,000
Foreign currency, at value(d)	25,254	404,194	444,409	319,286
Receivables:
Investments sold	7,139,375	6,946,256	559,962	565,047
Securities lending income — affiliated	—	—	9,070	—
Capital shares sold	—	14,890	—	—
Dividends — unaffiliated	571,092	34,025	69	—
Dividends — affiliated	366	242	9,440	330
Tax reclaims	—	—	221,535	—

Total assets	131,997,936	144,996,527	207,711,103	69,007,386

LIABILITIES
Collateral on securities loaned, at value	—	—	9,744,793	—
Payables:
Investments purchased	7,313,143	7,845,922	600,078	989,627
Investment advisory fees	55,713	66,765	87,867	30,142
IRS compliance fee for foreign withholding tax claims	—	—	2,953,689	—
Professional fees	—	—	22,667	—
Variation margin on futures contracts	3,630	2,340	2,674	2,872
Other liabilities	—	—	—	139,182

Total liabilities	7,372,486	7,915,027	13,411,768	1,161,823

NET ASSETS	$124,625,450	$137,081,500	$194,299,335	$67,845,563

NET ASSETS CONSIST OF
Paid-in capital	$332,106,890	$246,355,307	$430,658,839	$77,873,735
Accumulated loss	(207,481,440)	(109,273,807)	(236,359,504)	(10,028,172)

NET ASSETS	$124,625,450	$137,081,500	$194,299,335	$67,845,563

NET ASSET VALUE
Shares outstanding	4,250,000	5,150,000	12,300,000	3,700,000

Net asset value	$29.32	$26.62	$15.80	$18.34

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$156,156,493	$173,300,330	$296,967,473	$54,931,721
(b) Securities loaned, at value	$—	$—	$9,305,463	$—
(c) Investments, at cost — affiliated	$70,000	$30,000	$12,290,791	$260,000
(d) Foreign currency, at cost	$23,756	$405,906	$454,509	$319,471

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2023

	iShares MSCI Saudi Arabia ETF	iShares MSCI UAE ETF

ASSETS
Investments, at value — unaffiliated(a)	$832,876,831	$36,518,294
Investments, at value — affiliated(b)	340,000	50,000
Cash	312,928	7,035
Cash pledged for futures contracts	19,000	—
Foreign currency, at value(c)	125,900	—
Receivables:
Investments sold	3,608,684	2,572,364
Dividends — unaffiliated	466,305	—
Dividends — affiliated	524	135

Total assets	837,750,172	39,147,828

LIABILITIES
Foreign bank overdraft(d)	—	10,293
Payables:
Investments purchased	3,282,361	2,533,419
Investment advisory fees	490,268	16,502
Variation margin on futures contracts	3,630	—

Total liabilities	3,776,259	2,560,214

NET ASSETS	$833,973,913	$36,587,614

NET ASSETS CONSIST OF
Paid-in capital	$819,725,593	$77,122,352
Accumulated earnings (loss)	14,248,320	(40,534,738)

NET ASSETS	$833,973,913	$36,587,614

NET ASSET VALUE
Shares outstanding	22,900,000	2,500,000

Net asset value	$36.42	$14.64

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$665,857,060	$35,477,124
(b) Investments, at cost — affiliated	$340,000	$50,000
(c) Foreign currency, at cost	$125,900	$—
(d) Foreign bank overdraft, at cost	$—	$10,296

See notes to financial statements.

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended February 28, 2023

	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF	iShares MSCI China Small-Cap ETF	iShares MSCI Indonesia ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,481,549	$28,514,125	$373,321	$3,645,568
Dividends — affiliated	2,515	184,477	1,689	7,437
Interest — unaffiliated	1,462	—	—	—
Securities lending income — affiliated — net	—	1,238,922	392,090	—
Foreign taxes withheld	(125,059)	(1,490,953)	(2,002)	(635,508)

Total investment income	1,360,467	28,446,571	765,098	3,017,497

EXPENSES
Investment advisory	239,645	21,901,433	187,605	1,468,977
Commitment costs	506	26,257	—	—

Total expenses	240,151	21,927,690	187,605	1,468,977

Net investment income	1,120,316	6,518,881	577,493	1,548,520

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,706,265)	(251,354,502)	(7,045,091)	(26,705,698)
Investments — affiliated	—	44,040	3,649	—
Capital gain distributions from underlying funds — affiliated	—	13	—	—
Foreign currency transactions	104,330	38,828	(1,619)	(23,745)
Futures contracts	40,131	(1,708,684)	(36,688)	69,967
In-kind redemptions — unaffiliated(a)	—	57,248,526	—	11,920,027

	(1,561,804)	(195,731,779)	(7,079,749)	(14,739,449)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(11,540,181)	(116,897,428)	12,118,690	(4,955,630)
Investments — affiliated	—	(9,162)	2,099	—
Foreign currency translations	(35,761)	(35,136)	134	(4,577)
Futures contracts	(54,066)	798,470	7,102	(11,990)

	(11,630,008)	(116,143,256)	12,128,025	(4,972,197)

Net realized and unrealized gain (loss)	(13,191,812)	(311,875,035)	5,048,276	(19,711,646)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,071,496)	$(305,356,154)	$5,625,769	$(18,163,126)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2023

	iShares MSCI Peru ETF	iShares MSCI Philippines ETF	iShares MSCI Poland ETF	iShares MSCI Qatar ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,729,354	$829,539	$990,514	$1,319,719
Dividends — affiliated	3,916	1,459	34,203	1,040
Securities lending income — affiliated — net	—	—	57,524	—
Foreign taxes withheld	(52,088)	(201,345)	(151,815)	—
IRS compliance fee for foreign withholding tax claims	—	—	20,215	—

Total investment income	1,681,182	629,653	950,641	1,320,759

EXPENSES
Investment advisory	355,153	343,560	497,834	234,556
Commitment costs	—	—	—	528

Total expenses	355,153	343,560	497,834	235,084

Net investment income	1,326,029	286,093	452,807	1,085,675

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,499,470)	(5,923,074)	(6,818,273)	1,807,897
Investments — affiliated	—	—	3,703	—
Capital gain distributions from underlying funds — affiliated	—	—	3	—
Foreign currency transactions	(37,041)	(726)	142,378	(12,533)
Futures contracts	(8,295)	(3,722)	(11,694)	(24,568)
In-kind redemptions — unaffiliated(a)	(295,635)	1,447,056	14,512,507	—

	(8,840,441)	(4,480,466)	7,828,624	1,770,796

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	26,111,951	4,132,724	39,741,988	(19,415,767)
Investments — affiliated	—	—	340	—
Foreign currency translations	(4,421)	(191)	(782)	742
Futures contracts	(21,824)	(2,889)	(10,476)	(10,574)

	26,085,706	4,129,644	39,731,070	(19,425,599)

Net realized and unrealized gain (loss)	17,245,265	(350,822)	47,559,694	(17,654,803)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,571,294	$(64,729)	$48,012,501	$(16,569,128)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2023

	iShares MSCI Saudi Arabia ETF	iShares MSCI UAE ETF

INVESTMENT INCOME
Dividends — unaffiliated	$6,069,355	$151,297
Dividends — affiliated	23,866	972
Foreign taxes withheld	(235,236)	—

Total investment income	5,857,985	152,269

EXPENSES
Investment advisory	3,514,761	107,197
Commitment costs	6,272	232

Total expenses	3,521,033	107,429

Net investment income	2,336,952	44,840

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,484,029)	(694,733)
Capital gain distributions from underlying funds — affiliated	1	—
Foreign currency transactions	(65,358)	(7,068)
Futures contracts	(272,169)	(2,880)

	(1,821,555)	(704,681)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(189,346,813)	(2,868,671)
Foreign currency translations	882	617
Futures contracts	(14,200)	2,635

	(189,360,131)	(2,865,419)

Net realized and unrealized loss	(191,181,686)	(3,570,100)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(188,844,734)	$(3,525,260)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets

	iShares MSCI Brazil Small-Cap ETF			iShares MSCI China ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,120,316		$3,157,710	$6,518,881	$115,877,719
Net realized loss	(1,561,804)		(6,571,328)	(195,731,779)	(417,082,741)
Net change in unrealized appreciation (depreciation)	(11,630,008)		(14,373,457)	(116,143,256)	(1,964,979,076)

Net decrease in net assets resulting from operations	(12,071,496)		(17,787,075)	(305,356,154)	(2,266,184,098)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,070,418	)(b)	(3,944,573)	(111,281,572)	(86,873,082)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	7,925,933		(3,379,242)	888,490,102	4,011,654,506

NET ASSETS
Total increase (decrease) in net assets	(6,215,981)		(25,110,890)	471,852,376	1,658,597,326
Beginning of period	82,865,092		107,975,982	7,841,066,342	6,182,469,016

End of period	$76,649,111		$82,865,092	$8,312,918,718	$7,841,066,342

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI China Small-Cap ETF		iShares MSCI Indonesia ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$577,493	$2,280,854	$1,548,520		$10,977,273
Net realized gain (loss)	(7,079,749)	(13,987,668)	(14,739,449)		10,492,545
Net change in unrealized appreciation (depreciation)	12,128,025	(15,130,649)	(4,972,197)		24,816,440

Net increase (decrease) in net assets resulting from operations	5,625,769	(26,837,463)	(18,163,126)		46,286,258

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,346,985)	(3,772,602)	(5,261,996	)(b)	(9,891,151)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	15,731,111	(2,873,258)	23,781,540		54,827,919

NET ASSETS
Total increase (decrease) in net assets	20,009,895	(33,483,323)	356,418		91,223,026
Beginning of period	55,337,526	88,820,849	443,180,746		351,957,720

End of period	$75,347,421	$55,337,526	$443,537,164		$443,180,746

(a)    Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(b)    A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets   (continued)

	iShares MSCI Peru ETF			iShares MSCI Philippines ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,326,029		$6,822,237	$286,093		$1,572,524
Net realized loss	(8,840,441)		(6,142,433)	(4,480,466)		(5,729,585)
Net change in unrealized appreciation (depreciation)	26,085,706		(4,967,384)	4,129,644		(12,137,215)

Net increase (decrease) in net assets resulting from operations	18,571,294		(4,287,580)	(64,729)		(16,294,276)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,975,654	)(b)	(8,147,129)	(574,749	)(b)	(1,785,174)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(19,500,193)		44,102,942	28,902,911		1,854,320

NET ASSETS
Total increase (decrease) in net assets	(2,904,553)		31,668,233	28,263,433		(16,225,130)
Beginning of period	127,530,003		95,861,770	108,818,067		125,043,197

End of period	$124,625,450		$127,530,003	$137,081,500		$108,818,067

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Poland ETF			iShares MSCI Qatar ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$452,807		$6,200,674	$1,085,675	$2,793,584
Net realized gain (loss)	7,828,624		(14,657,590)	1,770,796	1,428,500
Net change in unrealized appreciation (depreciation)	39,731,070		(116,037,602)	(19,425,599)	12,484,743

Net increase (decrease) in net assets resulting from operations	48,012,501		(124,494,518)	(16,569,128)	16,706,827

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,006,382	)(b)	(4,548,741)	(486,504)	(3,375,217)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	18,920,604		(24,730,364)	(11,251,857)	(3,412,513)

NET ASSETS
Total increase (decrease) in net assets	63,926,723		(153,773,623)	(28,307,489)	9,919,097
Beginning of period	130,372,612		284,146,235	96,153,052	86,233,955

End of period	$194,299,335		$130,372,612	$67,845,563	$96,153,052

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets (continued)

	iShares MSCI Saudi Arabia ETF		iShares MSCI UAE ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,336,952	$18,068,521	$44,840	$1,029,528
Net realized loss	(1,821,555)	(19,228,092)	(704,681)	(372,738)
Net change in unrealized appreciation (depreciation)	(189,360,131)	78,636,960	(2,865,419)	1,412,106

Net increase (decrease) in net assets resulting from operations	(188,844,734)	77,477,389	(3,525,260)	2,068,896

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,480,450)	(16,207,813)	(76,044)	(1,475,334)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(103,303,870)	175,649,734	2,222,434	13,655,392

NET ASSETS
Total increase (decrease) in net assets	(301,629,054)	236,919,310	(1,378,870)	14,248,954
Beginning of period	1,135,602,967	898,683,657	37,966,484	23,717,530

End of period	$833,973,913	$1,135,602,967	$36,587,614	$37,966,484

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Brazil Small-Cap ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18

Net asset value, beginning of period	$13.58		$17.42		$13.62		$16.92		$11.87		$16.19

Net investment income(a)	0.17		0.46		0.37		0.23		0.50		0.40
Net realized and unrealized gain (loss)(b)		(1.99)	(3.71)		3.79		(3.30)		5.15		(4.01)

Net increase (decrease) from investment operations		(1.82)	(3.25)		4.16		(3.07)		5.65		(3.61)

Distributions from net investment income(c)	(0.32	)(d)	(0.59)		(0.36)		(0.23)		(0.60)		(0.71)

Net asset value, end of period	$11.44		$13.58		$17.42		$13.62		$16.92		$11.87

Total Return(e)

Based on net asset value	(13.30	)%(f)	(18.61)%		30.34%		(18.40)%		48.35%		(22.95)%

Ratios to Average Net Assets(g)
Total expenses	0.59	%(h)	0.58%		0.57%		0.59%		0.59%		0.59%

Net investment income	2.77	%(h)	3.18%		2.26%		1.51%		3.26%		2.55%

Supplemental Data
Net assets, end of period (000)	$76,649		$82,865		$107,976		$97,375		$106,588		$48,679

Portfolio turnover rate(i)	21	%(j)	52	%(j)	40	%(j)	65	%(j)	47	%(j)	67	%(j)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(j) Portfolio turnover rate excluding cash creations was as follows:	20%	32%	39%	26%	30%	25%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI China ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$49.82		$70.90	$75.92	$56.43	$60.85	$62.06

Net investment income(a)	0.04		1.01	0.74	0.90	0.95	1.05
Net realized and unrealized gain (loss)(b)		(1.26)	(21.30)	(4.98)	19.40	(4.49)	(1.10)

Net increase (decrease) from investment operations		(1.22)	(20.29)	(4.24)	20.30	(3.54)	(0.05)

Distributions from net investment income(c)		(0.71)	(0.79)	(0.78)	(0.81)	(0.88)	(1.16)

Net asset value, end of period	$47.89		$49.82	$70.90	$75.92	$56.43	$60.85

Total Return(d)

Based on net asset value	(2.44	)%(e)	(28.80)%	(5.69)%	36.29%	(5.76)%	(0.22)%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.58%	0.57%	0.59%	0.59%	0.59%

Net investment income	0.18	%(g)	1.75%	0.93%	1.43%	1.63%	1.57%

Supplemental Data
Net assets, end of period (000)	$8,312,919		$7,841,066	$6,182,469	$6,118,904	$3,588,927	$3,444,143

Portfolio turnover rate(h)		5%	8%	18%	16%	14%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI China Small-Cap ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$34.59		$53.83	$45.21	$38.46	$47.23	$48.50

Net investment income(a)	0.31		1.44	1.50	1.46	1.39	1.51
Net realized and unrealized gain (loss)(b)	1.64		(18.32)	8.86	6.48	(7.78)	(1.14)

Net increase (decrease) from investment operations	1.95		(16.88)	10.36	7.94	(6.39)	0.37

Distributions from net investment income(c)		(0.66)	(2.36)	(1.74)	(1.19)	(2.38)	(1.64)

Net asset value, end of period	$35.88		$34.59	$53.83	$45.21	$38.46	$47.23

Total Return(d)

Based on net asset value	5.67	%(e)	(32.33)%	23.33%	21.21%	(13.60)%	0.58%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.58%	0.57%	0.59%	0.59%	0.59%

Net investment income	1.82	%(g)	3.31%	2.82%	3.70%	3.26%	2.91%

Supplemental Data
Net assets, end of period (000)	$75,347		$55,338	$88,821	$51,989	$19,230	$25,977

Portfolio turnover rate(h)		24%	64%	51%	39%	38%	63%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Indonesia ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$23.96		$21.33	$19.69	$25.22	$23.57	$26.89

Net investment income(a)	0.07		0.59	0.27	0.36	0.41	0.43
Net realized and unrealized gain (loss)(b)		(0.88)	2.54	1.68	(5.66)	1.70	(3.27)

Net increase (decrease) from investment operations		(0.81)	3.13	1.95	(5.30)	2.11	(2.84)

Distributions from net investment income(c)	(0.23	)(d)	(0.50)	(0.31)	(0.23)	(0.46)	(0.48)

Net asset value, end of period	$22.92		$23.96	$21.33	$19.69	$25.22	$23.57

Total Return(e)

Based on net asset value	(3.34	)%(f)	14.69%	9.88%	(21.04)%	9.00%	(10.67)%

Ratios to Average Net Assets(g)
Total expenses	0.59	%(h)	0.58%	0.57%	0.59%	0.59%	0.59%

Net investment income	0.62	%(h)	2.52%	1.26%	1.65%	1.64%	1.63%

Supplemental Data
Net assets, end of period (000)	$443,537		$443,181	$351,958	$319,892	$402,185	$414,758

Portfolio turnover rate(i)		6%	16%	10%	13%	12%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Peru ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$25.51		$27.00	$31.65	$34.11	$37.44	$37.54

Net investment income(a)	0.31		1.34	0.79	0.69	0.85	1.09
Net realized and unrealized gain (loss)(b)	4.01		(1.08)	(5.00)	(2.34)	(3.36)	(0.06)

Net increase (decrease) from investment operations	4.32		0.26	(4.21)	(1.65)	(2.51)	1.03

Distributions from net investment income(c)	(0.51	)(d)	(1.75)	(0.44)	(0.81)	(0.82)	(1.13)

Net asset value, end of period	$29.32		$25.51	$27.00	$31.65	$34.11	$37.44

Total Return(e)

Based on net asset value	17.02	%(f)	0.24%	(13.49)%	(4.78)%	(6.75)%	2.60%

Ratios to Average Net Assets(g)
Total expenses	0.59	%(h)	0.58%	0.57%	0.59%	0.59%	0.59%

Net investment income	2.21	%(h)	4.36%	2.42%	2.15%	2.33%	2.65%

Supplemental Data
Net assets, end of period (000)	$124,625		$127,530	$95,862	$82,297	$163,738	$164,717

Portfolio turnover rate(i)		12%	24%	33%	26%	18%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Philippines ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$26.54		$30.50	$26.63	$34.45	$33.08	$35.88

Net investment income(a)	0.06		0.39	0.26	0.17	0.28	0.14
Net realized and unrealized gain (loss)(b)	0.14		(3.90)	3.90	(7.80)	1.35	(2.79)

Net increase (decrease) from investment operations	0.20		(3.51)	4.16	(7.63)	1.63	(2.65)

Distributions from net investment income(c)	(0.12	)(d)	(0.45)	(0.29)	(0.19)	(0.26)	(0.15)

Net asset value, end of period	$26.62		$26.54	$30.50	$26.63	$34.45	$33.08

Total Return(e)

Based on net asset value	0.77	%(f)	(11.65)%	15.57%	(22.16)%	4.93%	(7.40)%

Ratios to Average Net Assets(g)
Total expenses	0.59	%(h)	0.58%	0.57%	0.59%	0.59%	0.59%

Net investment income	0.49	%(h)	1.28%	0.87%	0.57%	0.83%	0.40%

Supplemental Data
Net assets, end of period (000)	$137,082		$108,818	$125,043	$118,507	$217,028	$172,013

Portfolio turnover rate(i)		8%	13%	20%	16%	8%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Poland ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18

Net asset value, beginning of period	$12.60		$23.10		$18.24		$20.68		$24.31		$27.33

Net investment income(a)	0.04		0.51	(b)	0.16	(b)	0.17	(b)	0.65	(b)	0.33	(b)
Net realized and unrealized gain (loss)(c)	3.43		(10.65)		4.86		(1.95)		(3.93)		(2.90)

Net increase (decrease) from investment operations	3.47		(10.14)		5.02		(1.78)		(3.28)		(2.57)

Distributions from net investment income(d)	(0.27	)(e)	(0.36)		(0.16)		(0.66)		(0.35)		(0.45)

Net asset value, end of period	$15.80		$12.60		$23.10		$18.24		$20.68		$24.31

Total Return(f)

Based on net asset value	27.62	%(g)	(44.38	)%(b)	27.65	%(b)	(8.76	)%(b)	(13.64	)%(b)	(9.53	)%(b)

Ratios to Average Net Assets(h)
Total expenses	0.59	%(i)	0.65%		0.61%		0.78%		0.61%		0.63%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.58%		0.57%		0.59%		0.59%		0.59%

Net investment income	0.54	%(i)	2.72	%(b)	0.80	%(b)	0.93	%(b)	2.81	%(b)	1.28	%(b)

Supplemental Data
Net assets, end of period (000)	$194,299		$130,373		$284,146		$253,594		$260,578		$263,758

Portfolio turnover rate(j)		7%	11%		22%		15%		5%		7%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2022, August 31, 2021, August 31, 2020, August 31, 2019 and August 31, 2018, respectively:

•	Net investment income per share by $0.15, $0.07, $0.28, $0.05 and $0.08, respectively.
•	Total return by 0.76%, 0.38%, 1.40%, 0.21% and 0.41%, respectively.
•	Ratio of net investment income to average net assets by 0.78%, 0.34%, 1.54%, 0.22% and 0.32%, respectively.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Qatar ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18

Net asset value, beginning of period	$22.62		$19.60		$17.62		$17.44		$17.82		$16.19

Net investment income(a)	0.28		0.63		0.37		0.56		0.64		0.66
Net realized and unrealized gain (loss)(b)		(4.44)	3.20		2.03		0.11		(0.26)		1.71

Net increase (decrease) from investment operations		(4.16)	3.83		2.40		0.67		0.38		2.37

Distributions(c)
From net investment income		(0.12)	(0.81)		(0.42)		(0.45)		(0.76)		(0.74)
Return of capital	—		—		—		(0.04)		—		—

Total distributions		(0.12)	(0.81)		(0.42)		(0.49)		(0.76)		(0.74)

Net asset value, end of period	$18.34		$22.62		$19.60		$17.62		$17.44		$17.82

Total Return(d)

Based on net asset value	(18.43	)%(e)	19.69%		13.70%		4.10%		1.98%		14.96%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.58%		0.57%		0.59%		0.59%		0.59%

Net investment income	2.75	%(g)	2.89%		1.98%		3.31%		3.48%		4.09%

Supplemental Data
Net assets, end of period (000)	$67,846		$96,153		$86,234		$87,223		$50,576		$55,253

Portfolio turnover rate(h)	4	%(i)	38	%(i)	26	%(i)	24	%(i)	33	%(i)	58	%(i)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:	4%	12%	9%	14%	23%	22%

See notes to financial statements.

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Saudi Arabia ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18

Net asset value, beginning of period	$44.53		$41.22		$28.70		$30.21		$29.72		$26.15

Net investment income(a)	0.10		0.69		0.71		0.57		1.11		1.28
Net realized and unrealized gain (loss)(b)		(7.81)	3.23		12.27		(1.26)		0.12		2.92

Net increase (decrease) from investment operations		(7.71)	3.92		12.98		(0.69)		1.23		4.20

Distributions from net investment income(c)		(0.40)	(0.61)		(0.46)		(0.82)		(0.74)		(0.63)

Net asset value, end of period	$36.42		$44.53		$41.22		$28.70		$30.21		$29.72

Total Return(d)

Based on net asset value	(17.34	)%(e)	9.60%		45.37%		(2.21)%		4.14%		16.23%

Ratios to Average Net Assets(f)
Total expenses	0.74	%(g)	0.74%		0.74%		0.74%		0.74%		0.74%

Net investment income	0.49	%(g)	1.56%		2.06%		2.03%		3.46%		4.31%

Supplemental Data
Net assets, end of period (000)	$833,974		$1,135,603		$898,684		$516,629		$646,591		$257,099

Portfolio turnover rate(h)	4	%(i)	36	%(i)	13	%(i)	64	%(i)	82	%(i)	20	%(i)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:	2%	8%	6%	20%	14%	10%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI UAE ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$16.16		$14.82	$10.91	$14.09	$15.61	$17.74

Net investment income(a)	0.02		0.49	0.46	0.53	0.57	0.70
Net realized and unrealized gain (loss)(b)		(1.51)	1.50	3.96	(3.16)	(1.54)	(2.04)

Net increase (decrease) from investment operations		(1.49)	1.99	4.42	(2.63)	(0.97)	(1.34)

Distributions from net investment income(c)		(0.03)	(0.65)	(0.51)	(0.55)	(0.55)	(0.79)

Net asset value, end of period	$14.64		$16.16	$14.82	$10.91	$14.09	$15.61

Total Return(d)

Based on net asset value	(9.20	)%(e)	13.30%	40.74%	(18.43)%	(5.95)%	(7.55)%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.58%	0.57%	0.59%	0.59%	0.59%

Net investment income	0.25	%(g)	2.93%	3.61%	4.46%	3.95%	4.18%

Supplemental Data
Net assets, end of period (000)	$36,588		$37,966	$23,718	$38,177	$45,807	$39,018

Portfolio turnover rate(h)		14%	52%	112%	67%	55%	33%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI Brazil Small-Cap	Diversified
MSCI China	Non-diversified
MSCI China Small-Cap	Diversified
MSCI Indonesia	Non-diversified
MSCI Peru	Non-diversified
MSCI Philippines	Non-diversified
MSCI Poland	Non-diversified
MSCI Qatar	Non-diversified
MSCI Saudi Arabia	Non-diversified
MSCI UAE	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements  (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI China
Barclays Bank PLC	$5,432,238	$(5,432,238)	$—		$—
Barclays Capital, Inc.	2,345,707	(2,345,707)	—		—
BNP Paribas SA	37,330,249	(37,330,249)	—		—
BofA Securities, Inc.	18,189,091	(18,189,091)	—		—
Citadel Clearing LLC	28,089	(28,089)	—		—
Citigroup Global Markets, Inc.	8,412,759	(8,412,759)	—		—
Credit Suisse Securities (USA) LLC	525,833	(525,833)	—		—
Goldman Sachs & Co. LLC	11,138,642	(11,138,642)	—		—
HSBC Bank PLC	6,961,781	(6,961,781)	—		—
J.P. Morgan Securities LLC	18,404,254	(18,404,254)	—		—
Jefferies LLC	366,210	(366,210)	—		—
Macquarie Bank Ltd.	3,783,863	(3,783,863)	—		—
Morgan Stanley	47,692,833	(47,692,833)	—		—
Nomura Securities International, Inc.	1,819,782	(1,819,782)	—		—
State Street Bank & Trust Co.	49,081	(49,081)	—		—
Toronto-Dominion Bank	7,381,891	(7,381,891)	—		—
UBS AG	1,800,063	(1,800,063)	—		—
UBS Securities LLC	409,530	(409,530)	—		—
Virtu Americas LLC	861,979	(861,979)	—		—
Wells Fargo Bank N.A.	136,595	(136,595)	—		—

	$173,070,470	$(173,070,470)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI China Small-Cap
Barclays Bank PLC	$382,577	$(382,577)	$—		$—
Barclays Capital, Inc.	1,474,711	(1,474,711)	—		—
BNP Paribas SA	452,736	(452,736)	—		—
BofA Securities, Inc.	2,278,914	(2,278,914)	—		—
Citigroup Global Markets, Inc.	1,055,034	(1,055,034)	—		—
Goldman Sachs & Co. LLC	1,149,078	(1,149,078)	—		—
J.P. Morgan Securities LLC	2,367,481	(2,367,481)	—		—
Morgan Stanley	3,693,798	(3,693,798)	—		—
Nomura Securities International, Inc.	12,615	(12,615)	—		—
SG Americas Securities LLC	1,016,802	(1,016,802)	—		—
UBS AG	433,668	(433,668)	—		—
UBS Securities LLC	4,075	(4,000)	—		75	(b)
Wells Fargo Bank N.A.	306,432	(306,432)	—		—

	$14,627,921	$(14,627,846)	$—		$75

MSCI Poland
BofA Securities, Inc.	$54,166	$(54,166)	$—		$—
Goldman Sachs & Co. LLC	8,075,399	(8,075,399)	—		—
Morgan Stanley	1,175,898	(1,175,898)	—		—

	$9,305,463	$(9,305,463)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the iShares MSCI Brazil Small-Cap, iShares MSCI China, iShares MSCI China Small-Cap, iShares MSCI Indonesia, iShares MSCI Peru, iShares MSCI Philippines, iShares MSCI Poland, iShares MSCI Qatar and iShares MSCI UAE ETFs, BFA is entitled to an annual investment advisory fee,

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275

For its investment advisory services to the iShares MSCI Saudi Arabia ETF, BFA is entitled to an annual investment advisory fee of 0.74%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
MSCI China	$298,733
MSCI China Small-Cap	85,061
MSCI Poland	13,781

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI China	$22,833,287	$24,626,660	$(24,170,456)
MSCI China Small-Cap	6,712,097	5,224,222	2,116,527
MSCI Peru	1,484,676	396,711	(149,382)
MSCI Poland	432,282	117,344	(40,627)

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements  (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Brazil Small-Cap	$24,335,707	$17,279,999
MSCI China	1,539,811,503	401,305,739
MSCI China Small-Cap	27,939,853	14,808,348
MSCI Indonesia	29,864,172	46,132,419
MSCI Peru	14,321,501	16,173,857
MSCI Philippines	10,097,694	9,423,294
MSCI Poland	10,988,147	13,492,502
MSCI Qatar	3,558,543	14,101,356
MSCI Saudi Arabia	38,972,819	146,587,899
MSCI UAE	7,323,069	5,171,369

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI China	$122,700,426	$417,540,798
MSCI China Small-Cap	1,970,294	—
MSCI Indonesia	143,418,824	106,268,805
MSCI Peru	9,810,357	28,151,941
MSCI Philippines	40,624,318	11,841,249
MSCI Poland	94,807,872	75,875,238

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
MSCI Brazil Small-Cap	$59,632,998
MSCI China	943,741,690
MSCI China Small-Cap	16,247,124
MSCI Indonesia	174,454,845
MSCI Peru	161,123,009
MSCI Philippines	67,914,213
MSCI Poland	139,112,019
MSCI Qatar	16,705,358
MSCI Saudi Arabia	79,260,119
MSCI UAE	36,780,655

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Brazil Small-Cap	$91,793,318	$11,501,721	$(27,364,954)	$(15,863,233)
MSCI China	9,900,999,798	395,372,134	(1,816,488,523)	(1,421,116,389)
MSCI China Small-Cap	106,835,670	6,933,193	(21,660,052)	(14,726,859)
MSCI Indonesia	541,499,702	19,893,402	(118,096,316)	(98,202,914)
MSCI Peru	161,413,074	2,331,309	(39,564,723)	(37,233,414)
MSCI Philippines	174,345,141	1,388,396	(38,164,225)	(36,775,829)
MSCI Poland	311,128,530	2,661,566	(107,348,658)	(104,687,092)
MSCI Qatar	64,266,903	15,403,896	(11,584,341)	3,819,555
MSCI Saudi Arabia	737,593,345	195,309,647	(99,689,762)	95,619,885
MSCI UAE	39,555,858	6,059,391	(9,046,955)	(2,987,564)

9.	LINE OF CREDIT

The iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI Qatar ETF, iShares MSCI Saudi Arabia ETF and iShares MSCI UAE ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2023, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements  (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

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Notes to Financial Statements  (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

MSCI Brazil Small-Cap
Shares sold	600,000	$7,925,933	1,550,000	$20,799,927
Shares redeemed	—	—	(1,650,000)	(24,179,169)

	600,000	$7,925,933	(100,000)	$(3,379,242)

MSCI China
Shares sold	30,800,000	$1,475,749,175	71,000,000	$4,051,227,026
Shares redeemed	(14,600,000)	(587,259,073)	(800,000)	(39,572,520)

	16,200,000	$888,490,102	70,200,000	$4,011,654,506

MSCI China Small-Cap
Shares sold	500,000	$15,731,111	100,000	$4,311,829
Shares redeemed	—	—	(150,000)	(7,185,087)

	500,000	$15,731,111	(50,000)	$(2,873,258)

MSCI Indonesia
Shares sold	6,050,000	$143,953,847	11,350,000	$273,842,673
Shares redeemed	(5,200,000)	(120,172,307)	(9,350,000)	(219,014,754)

	850,000	$23,781,540	2,000,000	$54,827,919

MSCI Peru
Shares sold	350,000	$10,738,920	8,450,000	$262,036,259
Shares redeemed	(1,100,000)	(30,239,113)	(7,000,000)	(217,933,317)

	(750,000)	$(19,500,193)	1,450,000	$44,102,942

MSCI Philippines
Shares sold	1,500,000	$40,747,736	3,750,000	$115,441,475
Shares redeemed	(450,000)	(11,844,825)	(3,750,000)	(113,587,155)

	1,050,000	$28,902,911	—	$1,854,320

MSCI Poland
Shares sold	7,000,000	$95,556,059	5,750,000	$122,087,777
Shares redeemed	(5,050,000)	(76,635,455)	(7,700,000)	(146,818,141)

	1,950,000	$18,920,604	(1,950,000)	$(24,730,364)

MSCI Qatar
Shares sold	—	$57,990	1,200,000	$26,058,936
Shares redeemed	(550,000)	(11,309,847)	(1,350,000)	(29,471,449)

	(550,000)	$(11,251,857)	(150,000)	$(3,412,513)

MSCI Saudi Arabia
Shares sold	500,000	$21,758,734	10,850,000	$493,999,432
Shares redeemed	(3,100,000)	(125,062,604)	(7,150,000)	(318,349,698)

	(2,600,000)	$(103,303,870)	3,700,000	$175,649,734

MSCI UAE
Shares sold	150,000	$2,222,434	1,350,000	$23,345,364
Shares redeemed	—	—	(600,000)	(9,689,972)

	150,000	$2,222,434	750,000	$13,655,392

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements  (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Poland ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statement of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13. SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

On March 29, 2023, the Board approved a proposal to change the name of MSCI Peru to MSCI Peru and Global Exposure as well as the Fund’s investment objective. These changes became effective on April 10, 2023.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Peru ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI Saudi Arabia ETF and iShares MSCI UAE ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	83

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI Brazil Small-Cap(a)	$0.280573	$—	$0.040422	$0.320995	87%	—%	13%	100%
MSCI Indonesia(a)	0.153187	—	0.078619	0.231806	66	—	34	100
MSCI Peru(a)	0.471015	—	0.035563	0.506578	93	—	7	100
MSCI Philippines(a)	0.117640	—	0.005962	0.123602	95	—	5	100
MSCI Poland(a)	0.258945	—	0.009482	0.268427	96	—	4	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	85

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

JSC	Joint Stock Company

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com   |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-806-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI Denmark ETF | EDEN | Cboe BZX
•	iShares MSCI Finland ETF | EFNL | Cboe BZX
•	iShares MSCI Germany Small-Cap ETF | EWGS | Cboe BZX
•	iShares MSCI Ireland ETF | EIRL | NYSE Arca
•	iShares MSCI Kuwait ETF | KWT | Cboe BZX
•	iShares MSCI New Zealand ETF | ENZL | NASDAQ
•	iShares MSCI Norway ETF | ENOR | Cboe BZX

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%
U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)
International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)
Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® MSCI Denmark ETF

Investment Objective

The iShares MSCI Denmark ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Danish equities, as represented by the MSCI Denmark IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	17.70%	3.93%	9.68%	12.89%	3.93%	58.72%	236.29%
Fund Market	17.93	4.75	9.81	12.88	4.75	59.68	235.91
Index	18.10	4.40	10.10	13.28	4.40	61.76	247.97

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,177.00	$2.86		$1,000.00	$1,022.20	$2.66		0.53%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Health Care	39.5%
Industrials	26.9
Financials	13.3
Consumer Staples	6.1
Materials	4.5
Utilities	3.9
Consumer Discretionary	2.7
Information Technology	2.3
Energy	0.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Novo Nordisk A/S, Class B	23.1%
DSV A/S	8.1
Vestas Wind Systems A/S	6.5
Genmab A/S	5.6
Danske Bank A/S	4.0
Orsted AS	3.9
Carlsberg AS, Class B	3.4
Coloplast A/S, Class B	3.3
AP Moller - Maersk A/S, Class B	2.8
Novozymes A/S, Class B	2.5

(a)	Excludes money market funds.

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Fund Summary as of February 28, 2023	iShares® MSCI Finland ETF

Investment Objective

The iShares MSCI Finland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Finnish equities, as represented by the MSCI Finland IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.49%	(2.08)%	1.89%	6.96%	(2.08)%	9.81%	95.97%
Fund Market	9.25	(1.47)	1.92	6.96	(1.47)	10.00	95.91
Index	9.32	(3.86)	1.30	6.43	(3.86)	6.69	86.49

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,094.90	$2.75		$1,000.00	$1,022.20	$2.66		0.53%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Materials	19.9%
Industrials	19.6
Information Technology	16.0
Financials	12.5
Energy	10.4
Communication Services	5.5
Health Care	3.8
Utilities	3.8
Consumer Staples	3.7
Consumer Discretionary	3.1
Real Estate	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Nokia OYJ	12.9%
Sampo OYJ, Class A	12.0
Neste OYJ	10.4
UPM-Kymmene OYJ	9.8
Kone OYJ, Class B	4.6
Elisa OYJ	4.5
Stora Enso OYJ, Class R	4.2
Metso Outotec OYJ	4.0
Fortum OYJ	3.8
Kesko OYJ, Class B	3.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023	iShares® MSCI Germany Small-Cap ETF

Investment Objective

The iShares MSCI Germany Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization German equities, as represented by the MSCI Germany Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	18.82%	(13.15)%	0.69%	8.25%	(13.15)%	3.47%	120.93%
Fund Market	19.18	(12.48)	0.80	8.23	(12.48)	4.08	120.63
Index	19.17	(13.68)	0.60	8.18	(13.68)	3.02	119.61

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,188.20	$3.20		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Industrials	28.1%
Materials	15.5
Information Technology	15.0
Health Care	9.0
Communication Services	8.9
Consumer Discretionary	8.0
Financials	5.4
Real Estate	3.8
Consumer Staples	3.3
Utilities	1.9
Energy	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
K+S AG	3.6%
Hugo Boss AG	3.1
LANXESS AG	3.0
CTS Eventim AG & Co. KGaA	3.0
thyssenkrupp AG	2.8
AIXTRON SE	2.8
Aurubis AG	2.5
KION Group AG	2.3
Freenet AG	2.2
FUCHS PETROLUB SE	2.2

(a)	Excludes money market funds.

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Fund Summary as of February 28, 2023	iShares® MSCI Ireland ETF

Investment Objective

The iShares MSCI Ireland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Irish equities, as represented by the MSCI All Ireland Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	23.49	%(a)	0.91%	3.68%	8.54%	0.91%	19.78%	127.03%
Fund Market	23.42		2.16	3.77	8.40	2.16	20.31	123.95
Index	24.04		1.49	4.22	8.96	1.49	22.96	135.90

Index performance through November 26, 2013 reflects the performance of the MSCI Ireland Investable Market Index 25/50. Index performance beginning on November 27, 2013 reflects the performance of the MSCI All Ireland Capped Index.

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,234.90	$2.83		$1,000.00	$1,022.30	$2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Materials	29.0%
Consumer Discretionary	26.5
Industrials	14.0
Consumer Staples	12.7
Financials	9.8
Health Care	6.6
Real Estate	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
CRH PLC	22.5%
Flutter Entertainment PLC, Class DI	20.9
Bank of Ireland Group PLC	4.8
Kingspan Group PLC	4.6
AIB Group PLC	4.5
Glanbia PLC	4.5
Grafton Group PLC	4.5
Kerry Group PLC, Class A	4.5
Ryanair Holdings PLC	4.4
ICON PLC	4.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023	iShares® MSCI Kuwait ETF

Investment Objective

The iShares MSCI Kuwait ETF (the “Fund”) seeks to track the investment results of a broad-based equity index with exposure to Kuwait,as defined by the index provider, as represented by the MSCI All Kuwait Select Size Liquidity Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(7.40)%	(6.34)%	16.86%	(6.34)%	47.53%
Fund Market	(6.90)	(6.32)	17.17	(6.32)	48.50
Index	(7.10)	(4.95)	17.79	(4.95)	50.53

The inception date of the Fund was September 1, 2020. The first day of secondary market trading was September 3, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$926.00	$3.53		$1,000.00	$1,021.10	$3.71		0.74%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	62.7%
Industrials	12.6
Real Estate	10.8
Consumer Discretionary	4.7
Communication Services	4.7
Materials	1.4
Utilities	1.1
Energy	1.1
Consumer Staples	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Kuwait Finance House KSCP	22.3%
National Bank of Kuwait SAKP	21.9
Mobile Telecommunications Co. KSCP	4.7
Agility Public Warehousing Co. KSC	4.3
Gulf Bank KSCP	3.5
Mabanee Co. KPSC	3.5
National Industries Group Holding SAK	2.9
Humansoft Holding Co. KSC	2.9
Warba Bank KSCP	2.4
Kuwait Projects Co. Holding KSCP	2.3

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI New Zealand ETF

Investment Objective

The iShares MSCI New Zealand ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of New Zealand equities, as represented by the MSCI New Zealand IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.21%	(8.13)%	2.81%	6.72%	(8.13)%	14.88%	91.59%
Fund Market	5.42	(8.69)	2.89	6.71	(8.69)	15.31	91.42
Index	5.27	(6.82)	3.39	7.23	(6.82)	18.14	100.93

Index performance through February 11, 2013 reflects the performance of the MSCI New Zealand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI New Zealand IMI 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,052.10	$2.59		$1,000.00	$1,022.30	$2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Health Care	27.7%
Utilities	23.2
Industrials	17.9
Communication Services	14.4
Real Estate	7.1
Consumer Staples	4.6
Consumer Discretionary	3.2
Information Technology	1.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Fisher & Paykel Healthcare Corp. Ltd.	15.9%
Auckland International Airport Ltd.	11.7
Spark New Zealand Ltd.	10.1
Meridian Energy Ltd.	7.5
EBOS Group Ltd.	4.7
Contact Energy Ltd.	4.6
Infratil Ltd.	4.6
a2 Milk Co. Ltd. (The)	4.6
Mercury NZ Ltd.	4.5
Chorus Ltd.	4.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2023	iShares® MSCI Norway ETF

Investment Objective

The iShares MSCI Norway ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Norwegian equities, as represented by the MSCI Norway IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.87)%	(13.37)%	0.76%	0.95%	(13.37)%	3.85%	9.87%
Fund Market	(4.38)	(13.14)	1.01	0.93	(13.14)	5.17	9.70
Index	(4.32)	(12.65)	1.31	1.35	(12.65)	6.74	14.40

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$951.30	$2.56		$1,000.00	$1,022.20	$2.66		0.53%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Energy	31.4%
Financials	19.2
Materials	12.7
Consumer Staples	12.3
Industrials	11.7
Communication Services	8.3
Information Technology	2.7
Other (each representing less than 1%)	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Equinor ASA	17.4%
DNB Bank ASA	11.1
Norsk Hydro ASA	5.8
Aker BP ASA	5.1
Yara International ASA	4.7
Telenor ASA	4.7
Mowi ASA	4.3
Orkla ASA	3.0
Storebrand ASA	2.3
TOMRA Systems ASA	2.2

(a)	Excludes money market funds.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	11

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Denmark ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 8.0%
DSV A/S	98,599	$17,916,041

Banks — 9.3%
Danske Bank A/S	376,031	8,732,663
Jyske Bank A/S, Registered(a)	44,323	3,712,522
Ringkjoebing Landbobank A/S	20,442	3,228,581
Spar Nord Bank A/S	120,376	2,221,400
Sydbank AS	54,109	2,753,696

		20,648,862

Beverages — 4.6%
Carlsberg AS, Class B	53,351	7,539,078
Royal Unibrew A/S	38,333	2,665,841

		10,204,919

Biotechnology — 7.6%
Bavarian Nordic A/S(a)(b)	66,052	2,034,135
Genmab A/S(a)	32,816	12,346,983
Zealand Pharma A/S(a)	79,329	2,525,842

		16,906,960

Building Products — 0.9%
Rockwool A/S, Class B	8,625	1,958,207

Chemicals — 4.4%
Chr Hansen Holding A/S	63,150	4,377,939
Novozymes A/S, Class B	114,554	5,517,366

		9,895,305

Commercial Services & Supplies — 1.2%
ISS A/S(a)	124,583	2,715,384

Construction & Engineering — 0.6%
Per Aarsleff Holding A/S	32,642	1,414,770

Electric Utilities — 3.8%
Orsted AS(c)	97,814	8,514,029

Electrical Equipment — 7.2%
NKT A/S(a)	37,372	1,733,300
Vestas Wind Systems A/S	505,150	14,414,425

		16,147,725

Food Products — 0.7%
Schouw & Co. A/S	19,942	1,585,572

Health Care Equipment & Supplies — 6.4%
Ambu A/S, Class B(a)(b)	155,239	2,274,883
Coloplast A/S, Class B	63,230	7,305,977
Demant A/S(a)	76,659	2,292,485
GN Store Nord A/S(b)	105,504	2,277,794

		14,151,139

Insurance — 3.9%
Alm Brand A/S	1,000,517	1,860,901
Topdanmark AS	41,459	2,217,650
Tryg A/S	212,778	4,713,767

		8,792,318

IT Services — 1.0%
Netcompany Group A/S(a)(c)	46,500	1,617,395
Trifork Holding AG	23,167	559,665

		2,177,060

Life Sciences Tools & Services — 0.6%
Chemometec A/S(a)	19,713	1,280,101

Security	Shares	Value

Machinery — 1.2%
FLSmidth & Co. A/S(b)	56,114	$2,206,410
Nilfisk Holding A/S(a)	22,035	407,935

		2,614,345

Marine — 6.8%
AP Moller - Maersk A/S, Class A	1,827	4,175,957
AP Moller - Maersk A/S, Class B, NVS	2,689	6,263,616
D/S Norden A/S	40,074	2,821,350
Dfds A/S	44,681	1,820,409

		15,081,332

Oil, Gas & Consumable Fuels — 0.8%
TORM PLC, Class A	51,995	1,846,135

Pharmaceuticals — 24.7%
ALK-Abello AS(a)	129,976	1,936,612
H Lundbeck AS	384,684	1,625,380
H Lundbeck AS, Class A(a)	125,820	480,962
Novo Nordisk A/S, Class B	360,462	50,917,153

		54,960,107

Road & Rail — 0.3%
NTG Nordic Transport Group A/S, Class A(a)(b)	14,310	675,205

Software — 1.3%
cBrain A/S	19,856	393,087
SimCorp A/S	33,433	2,396,238

		2,789,325

Specialty Retail — 0.3%
Matas A/S	65,665	763,578

Textiles, Apparel & Luxury Goods — 2.4%
Pandora A/S	55,727	5,278,665

Tobacco — 0.7%
Scandinavian Tobacco Group A/S, Class A(c)	90,766	1,575,910

Trading Companies & Distributors — 0.4%
Solar A/S, Class B	9,912	861,658

Total Long-Term Investments — 99.1% (Cost: $211,271,465)		220,754,652

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	8,774,061	8,779,326
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	180,000	180,000

Total Short-Term Securities — 4.0% (Cost: $8,958,030)		8,959,326

Total Investments — 103.1% (Cost: $220,229,495)		229,713,978

Liabilities in Excess of Other Assets — (3.1)%		(6,962,608)

Net Assets — 100.0%		$222,751,370

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Denmark ETF

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,637,677	$5,140,435	(a)	$—	$1,211	$3	$8,779,326	8,774,061	$18,253	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	20,000	(a)	—	—	—	180,000	180,000	1,925		—

					$1,211	$3	$8,959,326		$20,178		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
OMX Copenhagen 25 Index	72	03/17/23	$1,811	$(5,932)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$5,932	$—	$—	$—	$5,932

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$63,179	$—	$—	$—	$63,179

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$77,639	$—	$—	$—	$77,639

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Denmark ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,791,208

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,455,397	$218,299,255	$—	$220,754,652
Short-Term Securities
Money Market Funds	8,959,326	—	—	8,959,326

	$11,414,723	$218,299,255	$—	$229,713,978

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(5,932)	$—	$(5,932)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Finland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.4%
Finnair OYJ(a)(b)	113,799	$68,059

Auto Components — 0.8%
Nokian Renkaat OYJ	14,743	133,706

Banks — 0.5%
Aktia Bank OYJ	7,949	87,608

Beverages — 0.3%
Anora Group OYJ	7,554	51,492

Building Products — 0.7%
Uponor OYJ	6,835	127,202

Chemicals — 1.3%
Kemira OYJ	11,751	225,073

Commercial Services & Supplies — 0.7%
Caverion OYJ	12,674	121,050

Communications Equipment — 12.7%
Nokia OYJ	467,541	2,163,101

Containers & Packaging — 2.0%
Huhtamaki OYJ	9,737	343,746

Diversified Telecommunication Services — 4.4%
Elisa OYJ	13,381	759,882

Electric Utilities — 3.8%
Fortum OYJ	42,157	644,304

Electrical Equipment — 0.4%
Kempower OYJ(a)(b)	2,765	75,453

Electronic Equipment, Instruments & Components — 0.1%
Incap OYJ	711	13,191

Entertainment — 0.4%
Rovio Entertainment OYJ(c)	7,789	67,267

Food & Staples Retailing — 3.3%
Kesko OYJ, Class B	26,012	564,873

Health Care Equipment & Supplies — 0.6%
Revenio Group OYJ	2,929	107,930

Health Care Providers & Services — 0.3%
Oriola OYJ, Class B	29,820	48,509

Household Durables — 0.4%
YIT OYJ	24,369	69,276

Insurance — 11.8%
Sampo OYJ, Class A	41,285	2,009,761

IT Services — 1.7%
TietoEVRY OYJ	9,107	289,159

Machinery — 16.6%
Cargotec OYJ, Class B	4,165	211,724
Kone OYJ, Class B	14,725	764,693
Konecranes OYJ	6,405	217,920
Metso Outotec OYJ	62,817	668,296
Valmet OYJ	15,984	527,459

Security	Shares	Value

Machinery (continued)
Wartsila OYJ Abp	46,114	$445,398

		2,835,490

Media — 0.6%
Sanoma OYJ	10,259	95,412

Metals & Mining — 1.4%
Outokumpu OYJ	38,974	233,337

Multiline Retail — 1.0%
Puuilo OYJ(b)	9,970	68,101
Tokmanni Group Corp.	6,937	98,580

		166,681

Oil, Gas & Consumable Fuels — 10.2%
Neste OYJ	36,160	1,744,042

Paper & Forest Products — 14.8%
Metsa Board OYJ, Class B	20,143	176,224
Stora Enso OYJ, Class R	49,736	703,158
UPM-Kymmene OYJ	45,513	1,649,229

		2,528,611

Pharmaceuticals — 2.9%
Orion OYJ, Class B	10,354	487,893

Professional Services — 0.3%
Talenom OYJ(b)	6,247	54,313

Real Estate Management & Development — 1.6%
Citycon OYJ	12,539	92,259
Kojamo OYJ	14,322	189,299

		281,558

Software — 1.3%
F-Secure OYJ(a)	20,570	72,266
QT Group OYJ(a)(b)	1,951	144,475

		216,741

Specialty Retail — 0.5%
Musti Group OYJ	4,663	87,281

Textiles, Apparel & Luxury Goods — 0.3%
Marimekko OYJ	5,875	57,226

Total Long-Term Investments — 98.1% (Cost: $21,192,370)		16,759,227

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	341,189	341,394
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	20,000	20,000

Total Short-Term Securities — 2.1% (Cost: $361,200)		361,394

Total Investments — 100.2% (Cost: $21,553,570)		17,120,621

Liabilities in Excess of Other Assets — (0.2)%		(26,579)

Net Assets — 100.0%		$17,094,042

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Finland ETF

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$143,791	$197,420	(a)	$—		$55	$128	$341,394	341,189	$7,453	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	—		(20,000	)(a)	—	—	20,000	20,000	458		—

						$55	$128	$361,394		$7,911		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	7	03/17/23	$314	$22,549

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts	$—	$—	$22,549	$—	$—	$—	$22,549

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$44,323	$—	$—	$—	$44,323

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$23,943	$—	$—	$—	$23,943

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Finland ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$324,171

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$467,391	$16,291,836	$—	$16,759,227
Short-Term Securities
Money Market Funds	361,394	—	—	361,394

	$828,785	$16,291,836	$—	$17,120,621

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$22,549	$—	$22,549

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Hensoldt AG	7,231	$235,323
OHB SE	1,032	33,260

		268,583

Auto Components — 1.3%
ElringKlinger AG	5,695	52,785
Vitesco Technologies Group AG(a)	3,939	273,453

		326,238

Biotechnology — 0.9%
CureVac NV(a)	11,207	96,453
MorphoSys AG(a)(b)	6,740	122,284

		218,737

Building Products — 0.3%
Steico SE	1,109	64,482

Capital Markets — 1.2%
AURELIUS Equity Opportunities SE & Co. KGaA	5,383	89,550
Deutsche Beteiligungs AG	2,777	91,284
flatexDEGIRO AG(a)	12,983	110,583

		291,417

Chemicals — 6.7%
K+S AG, Registered	37,708	895,070
LANXESS AG	16,162	751,948

		1,647,018

Commercial Services & Supplies — 3.5%
Befesa SA(c)	7,880	411,482
Bilfinger SE(b)	6,060	240,567
Cewe Stiftung & Co. KGaA	1,099	109,862
Takkt AG	6,460	96,774

		858,685

Communications Equipment — 0.3%
ADVA Optical Networking SE(a)	3,581	87,721

Construction & Engineering — 1.5%
HOCHTIEF AG	5,369	365,686

Diversified Financial Services — 1.2%
GRENKE AG	5,493	171,239
Hypoport SE(a)	767	115,737

		286,976

Electrical Equipment — 3.4%
Energiekontor AG	1,239	88,894
Nordex SE(a)	27,176	408,812
PNE AG	6,788	114,875
SGL Carbon SE(a)(b)	12,045	112,761
Varta AG(b)	3,589	106,697

		832,039

Electronic Equipment, Instruments & Components — 1.7%
Basler AG(b)	2,171	65,649
Jenoptik AG	10,165	352,606

		418,255

Entertainment — 3.3%
Borussia Dortmund GmbH & Co. KGaA(a)	15,217	68,676
CTS Eventim AG & Co. KGaA(a)	11,350	744,862

		813,538

Equity Real Estate Investment Trusts (REITs) — 0.4%
Hamborner REIT AG	13,614	107,788

Security	Shares	Value

Food & Staples Retailing — 1.7%
METRO AG(a)	24,810	$223,707
Shop Apotheke Europe NV(a)(c)	2,867	207,107

		430,814

Food Products — 1.6%
KWS Saat SE & Co. KGaA	2,274	151,724
Suedzucker AG	14,062	238,595

		390,319

Health Care Equipment & Supplies — 1.3%
Draegerwerk AG & Co. KGaA	603	23,471
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,918	165,824
Stratec SE	1,553	126,303

		315,598

Health Care Providers & Services — 0.6%
Medios AG(a)	2,812	58,085
Synlab AG	13,181	97,470

		155,555

Health Care Technology — 1.0%
CompuGroup Medical SE & Co. KgaA	5,287	251,164

Independent Power and Renewable Electricity Producers — 1.9%
Encavis AG	23,766	463,864

Industrial Conglomerates — 0.5%
Indus Holding AG	3,972	96,250
MBB SE	407	34,014

		130,264

Insurance — 0.3%
Wuestenrot & Wuerttembergische AG	4,615	83,830

Internet & Direct Marketing Retail — 0.3%
About You Holding SE(a)(b)	7,281	40,766
Global Fashion Group SA(a)	19,847	22,296

		63,062

IT Services — 3.9%
Adesso SE	641	102,640
CANCOM SE	6,988	244,620
Datagroup SE	822	57,730
GFT Technologies SE	3,369	142,629
Kontron AG(b)	8,465	169,381
Nagarro SE(a)(b)	1,629	166,730
Secunet Security Networks AG	320	77,829

		961,559

Leisure Products — 0.2%
Tonies SE, Class A(a)	9,985	61,159

Life Sciences Tools & Services — 4.2%
Evotec SE(a)	27,910	500,454
Gerresheimer AG	6,191	543,619

		1,044,073

Machinery — 10.0%
Deutz AG	22,608	138,875
Duerr AG	10,214	384,492
Heidelberger Druckmaschinen AG(a)	50,961	91,687
JOST Werke AG(c)	2,640	150,329
KION Group AG	14,223	557,057
Krones AG	2,799	340,869
Norma Group SE	6,274	168,964
Pfeiffer Vacuum Technology AG	680	112,170
Stabilus SE	4,866	328,939
Vossloh AG	1,729	73,932

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Wacker Neuson SE	5,524	$117,079

		2,464,393

Media — 2.9%
ProSiebenSat.1 Media SE(b)	34,480	343,383
Stroeer SE & Co. KGaA(b)	6,697	375,240

		718,623

Metals & Mining — 6.2%
Aurubis AG	6,202	606,609
Salzgitter AG(b)	5,917	248,289
thyssenkrupp AG	91,985	689,028

		1,543,926

Oil, Gas & Consumable Fuels — 1.1%
CropEnergies AG	5,154	63,424
VERBIO Vereinigte BioEnergie AG	4,374	219,428

		282,852

Pharmaceuticals — 0.6%
Dermapharm Holding SE	3,710	150,867

Professional Services — 0.8%
Amadeus Fire AG	1,126	146,280
Bertrandt AG	1,111	56,762

		203,042

Real Estate Management & Development — 3.4%
Deutsche EuroShop AG	3,003	68,607
DIC Asset AG	8,187	74,634
Grand City Properties SA	19,097	194,922
Instone Real Estate Group SE(b)(c)	9,252	86,840
PATRIZIA SE	9,092	105,660
TAG Immobilien AG	34,548	274,739
Vib Vermoegen AG	1,638	33,230

		838,632

Road & Rail — 1.5%
Sixt SE	2,691	363,801

Semiconductors & Semiconductor Equipment — 5.2%
AIXTRON SE	22,325	684,718
Elmos Semiconductor SE	1,568	127,237
PVA TePla AG(a)	3,854	104,207
Siltronic AG	2,953	215,034
SMA Solar Technology AG(a)(b)	2,050	159,815

		1,291,011

Software — 3.8%
Atoss Software AG	783	134,320
Software AG(b)	10,201	202,158
SUSE SA(a)	8,328	163,887
TeamViewer AG(a)(c)	27,584	444,670

		945,035

Specialty Retail — 2.1%
Auto1 Group SE(a)(b)(c)	17,018	129,300
Ceconomy AG(b)	28,663	75,167
Fielmann AG	4,962	176,131
Hornbach Holding AG & Co. KGaA	1,733	143,927

		524,525

Textiles, Apparel & Luxury Goods — 3.1%
Hugo Boss AG	11,096	758,903

Thrifts & Mortgage Finance — 2.7%
Aareal Bank AG(a)	11,793	404,140

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Deutsche Pfandbriefbank AG(c)	26,478	$261,981

		666,121

Trading Companies & Distributors — 1.2%
BayWa AG	2,826	127,314
Kloeckner & Co. SE	14,731	159,445

		286,759

Transportation Infrastructure — 1.9%
Fraport AG Frankfurt Airport Services Worldwide(a)	7,297	394,985
Hamburger Hafen und Logistik AG	5,184	68,578

		463,563

Wireless Telecommunication Services — 2.7%
1&1 AG	8,701	104,255
Freenet AG	22,268	555,059

		659,314

Total Common Stocks — 93.5% (Cost: $28,249,326)		23,099,791

Preferred Stocks

Auto Components — 0.7%
Schaeffler AG, Preference Shares, NVS	24,515	178,664

Chemicals — 2.2%
FUCHS PETROLUB SE, Preference Shares, NVS	13,700	548,829

Construction Materials — 0.3%
STO SE & Co. KGaA, Preference Shares, NVS	500	79,203

Health Care Equipment & Supplies — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	1,693	73,830

Household Durables — 0.3%
Einhell Germany AG, Preference Shares, NVS	330	56,873

Machinery — 1.4%
Jungheinrich AG, Preference Shares, NVS	9,449	348,575

Road & Rail — 1.1%
Sixt SE, Preference Shares, NVS	3,264	264,343

Total Preferred Stocks — 6.3% (Cost: $1,564,243)		1,550,317

Total Long-Term Investments — 99.8% (Cost: $29,813,569)		24,650,108

Short-Term Securities

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	2,289,743	2,291,117
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	10,000	10,000

Total Short-Term Securities — 9.3% (Cost: $2,300,226)		2,301,117

Total Investments — 109.1% (Cost: $32,113,795)		26,951,225

Liabilities in Excess of Other Assets — (9.1)%		(2,246,121)

Net Assets — 100.0%		$24,705,104

(a)	Non-income producing security.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Germany Small-Cap ETF

(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,477,142	$—	$(186,805	)(a)	$1,178	$(398)	$2,291,117	2,289,743	$37,755	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares .	10,000		— 0	(a)	—	—	10,000	10,000	109		—

					$1,178	$(398)	$2,301,117		$37,864		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	1	03/17/23	$45	$3,199

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,199	$—	$—	$—	$3,199

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Germany Small-Cap ETF

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$5,464	$—	$—	$—	$5,464

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$2,827	$—	$—	$—	$2,827

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$43,323

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$687,937	$22,411,854	$—	$23,099,791
Preferred Stocks	—	1,550,317	—	1,550,317
Short-Term Securities
Money Market Funds	2,301,117	—	—	2,301,117

	$2,989,054	$23,962,171	$—	$26,951,225

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$3,199	$—	$ 3,199

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Ireland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 4.4%
Ryanair Holdings PLC, ADR(a)	29,868	$2,770,855

Banks — 9.6%
AIB Group PLC	663,105	2,832,320
Bank of Ireland Group PLC	269,323	2,967,162
Permanent TSB Group Holdings PLC(a)	66,197	182,043

		5,981,525

Beverages — 1.8%
C&C Group PLC(a)	633,210	1,133,013

Building Products — 4.6%
Kingspan Group PLC	44,082	2,861,276

Construction Materials — 22.4%
CRH PLC	298,188	14,006,924

Containers & Packaging — 6.2%
Ardagh Metal Packaging SA	244,000	1,176,080
Smurfit Kappa Group PLC	73,096	2,726,972

		3,903,052

Equity Real Estate Investment Trusts (REITs) — 1.4%
Irish Residential Properties REIT PLC	728,217	839,578

Food Products — 10.8%
Dole PLC	30,342	355,912
Glanbia PLC	227,660	2,811,297
Kerry Group PLC, Class A	29,026	2,779,087
Origin Enterprises PLC	184,775	826,696

		6,772,992

Health Care Providers & Services — 2.1%
Uniphar PLC(a)	375,420	1,302,428

Hotels, Restaurants & Leisure — 23.1%
Dalata Hotel Group PLC(a)	324,496	1,473,701
Flutter Entertainment PLC, Class DI(a)	80,899	12,989,009

		14,462,710

Household Durables — 3.3%
Cairn Homes PLC(a)	1,054,998	1,052,266
Glenveagh Properties PLC(a)(b)	928,576	977,244

		2,029,510

Security	Shares	Value

Insurance — 0.2%
FBD Holdings PLC	9,904	$142,466

Life Sciences Tools & Services — 4.4%
ICON PLC(a)	12,271	2,768,706

Marine — 0.4%
Irish Continental Group PLC	59,905	271,886

Metals & Mining — 0.3%
Kenmare Resources PLC	30,682	178,993

Pharmaceuticals — 0.1%
GH Research PLC(a)	5,199	49,807

Trading Companies & Distributors — 4.5%
Grafton Group PLC	245,515	2,807,290

Total Long-Term Investments — 99.6% (Cost: $56,319,571)		62,283,011

Short-Term Securities

Money Market Funds — 0.0%

BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(c)(d)	20,000	20,000

Total Short-Term Securities — 0.0% (Cost: $20,000)		20,000

Total Investments — 99.6% (Cost: $56,339,571)		62,303,011

Other Assets Less Liabilities — 0.4%		225,193

Net Assets — 100.0%		$62,528,204

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$20,000	(a)	$—	$—	$—	$20,000	20,000	$287	$—

(a)	Represents net amount purchased (sold).

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Ireland ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	5	03/17/23	$224	$6,184

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts	$—	$—	$6,184	$—	$—	$—	$6,184

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$11,722	$—	$—	$—	$11,722

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$7,601	$—	$—	$—	$7,601

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$153,877

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$14,590,786	$47,692,225	$—	$62,283,011
Short-Term Securities
Money Market Funds	20,000	—	—	20,000

	$14,610,786	$47,692,225	$—	$62,303,011

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$6,184	$—	$6,184

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Kuwait ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 4.3%
Agility Public Warehousing Co. KSC	1,109,296	$2,177,512

Airlines — 2.0%
Jazeera Airways Co. KSCP	179,521	1,017,480

Banks — 59.0%
Ahli United Bank KSCP	702,609	629,290
Al Ahli Bank of Kuwait KSCP	1,018,089	1,137,527
Boubyan Bank KSCP	31,636	78,838
Burgan Bank SAK	692,577	509,789
Gulf Bank KSCP	1,781,898	1,758,269
Kuwait Finance House KSCP	4,040,461	11,276,361
Kuwait International Bank KSCP	1,459,426	936,400
Kuwait Projects Co. Holding KSCP	3,194,115	1,175,403
National Bank of Kuwait SAKP	3,179,523	11,079,830
Warba Bank KSCP(a)	1,582,643	1,185,461

		29,767,168

Capital Markets — 1.1%
Boursa Kuwait Securities Co. KPSC	70,489	463,847
Noor Financial Investment Co. KSC	182,417	106,954

		570,801

Chemicals — 1.4%
Boubyan Petrochemicals Co. KSCP	281,651	714,574

Construction & Engineering — 0.6%
Combined Group Contracting Co. SAK	216,760	306,230

Diversified Consumer Services — 2.9%
Humansoft Holding Co. KSC	121,925	1,461,589

Diversified Financial Services — 2.7%
A’ayan Leasing & Investment Co. KSCP	1,211,101	552,124
Alimtiaz Investment Group KSC	680,715	132,580
National Investments Co. KSCP	896,370	671,381

		1,356,085

Electrical Equipment — 0.8%
Gulf Cable & Electrical Industries Co. KSCP	107,300	420,066

Energy Equipment & Services — 1.1%
Heavy Engineering & Ship Building Co. KSCP	278,431	562,200

Food Products — 0.9%
Mezzan Holding Co. KSCC	353,053	451,954

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 1.1%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power
Plant KSC	954,623	$565,933

Industrial Conglomerates — 3.0%
National Industries Group Holding SAK	2,218,436	1,488,318

Real Estate Management & Development — 10.9%
Commercial Real Estate Co. Ksc	3,034,250	1,018,055
Kuwait Real Estate Co. KSC	1,995,623	721,278
Mabanee Co. KPSC	684,477	1,751,390
National Real Estate Co. KPSC(a)	2,782,368	805,382
Salhia Real Estate Co. KSCP	654,593	1,170,638

		5,466,743

Specialty Retail — 1.8%
Ali Alghanim Sons Automotive Co. KSCC, NVS	323,135	925,198

Trading Companies & Distributors — 1.9%
ALAFCO Aviation Lease & Finance Co. KSCP(a)	668,528	431,102
Integrated Holding Co. KCSC	426,355	504,127

		935,229

Wireless Telecommunication Services — 4.7%
Mobile Telecommunications Co. KSCP	1,294,717	2,357,190

Total Long-Term Investments — 100.2% (Cost: $47,111,241)		50,544,270

Short-Term Securities

Money Market Funds — 0.1%

BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(b)(c)	60,000	60,000

Total Short-Term Securities — 0.1% (Cost: $60,000)		60,000

Total Investments — 100.3% (Cost: $47,171,241)		50,604,270

Liabilities in Excess of Other Assets — (0.3)%		(164,852)

Net Assets — 100.0%		$50,439,418

(a) Non-income producing security.

(b) Affiliate of the Fund.

(c) Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$50,000	$10,000	(a)	$—	$—	$—	$60,000	60,000	$316	$—

(a)	Represents net amount purchased (sold).

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Kuwait ETF

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(4,172)	$—	$—	$—	$(4,172)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,783	$—	$—	$—	$1,783

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,960,565	$47,583,705	$—	$50,544,270
Short-Term Securities
Money Market Funds	60,000	—	—	60,000

	$3,020,565	$47,583,705	$—	$50,604,270

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI New Zealand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.9%
Air New Zealand Ltd.(a)	5,236,120	$2,552,090

Building Products — 4.3%
Fletcher Building Ltd.	1,973,791	5,783,264

Diversified Telecommunication Services — 14.4%
Chorus Ltd.	1,143,903	5,865,376
Spark New Zealand Ltd.	4,404,576	13,599,439

		19,464,815

Electric Utilities — 15.7%
Contact Energy Ltd.	1,311,680	6,209,100
Genesis Energy Ltd.	1,541,865	2,760,062
Infratil Ltd.	1,134,615	6,166,990
Mercury NZ Ltd.	1,563,848	6,061,505

		21,197,657

Equity Real Estate Investment Trusts (REITs) — 7.1%
Argosy Property Ltd.	13,200	9,075
Goodman Property Trust	2,931,208	3,892,762
Kiwi Property Group Ltd.	4,586,782	2,625,488
Precinct Properties New Zealand Ltd.	3,787,256	3,114,408

		9,641,733

Food Products — 4.5%
a2 Milk Co. Ltd. (The)(a)	1,377,980	6,155,585

Health Care Equipment & Supplies — 15.9%
Fisher & Paykel Healthcare Corp. Ltd.	1,340,775	21,461,012

Health Care Providers & Services — 11.7%
EBOS Group Ltd.	230,030	6,297,213
Oceania Healthcare Ltd.(b)	2,587,944	1,245,716
Ryman Healthcare Ltd.(b)	1,470,978	4,775,192
Summerset Group Holdings Ltd.	629,074	3,574,738

		15,892,859

Hotels, Restaurants & Leisure — 2.5%
SKYCITY Entertainment Group Ltd.(a)	2,116,752	3,398,952

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 7.4%
Meridian Energy Ltd.	3,069,432	$10,074,934

IT Services — 1.9%
Pushpay Holdings Ltd.(a)	3,208,677	2,514,428

Multiline Retail — 0.7%
Warehouse Group Ltd. (The)	593,207	971,967

Transportation Infrastructure — 11.7%
Auckland International Airport Ltd.(a)	2,930,186	15,833,191

Total Long-Term Investments — 99.7% (Cost: $158,125,894)		134,942,487

Short-Term Securities

Money Market Funds — 2.3%

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(c)(d)(e)	3,070,548	3,072,390

BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(c)(d)	60,000	60,000

Total Short-Term Securities — 2.3% (Cost: $3,132,088)		3,132,390

Total Investments — 102.0% (Cost: $161,257,982)		138,074,877

Liabilities in Excess of Other Assets — (2.0)%		(2,740,650)

Net Assets — 100.0%		$135,334,227

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$437,876	$2,634,396	(a)	$—	$114	$4	$3,072,390	3,070,548	$1,286	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	60,000	(a)	—	—	—	60,000	60,000	1,316		—

					$114	$4	$3,132,390		$2,602		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI New Zealand ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SPI 200 Index	1	03/16/23	$121	$0

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(64,609)	$—	$—	$—	$(64,609)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$185,348

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$4,086,375	$130,856,112	$—	$134,942,487
Short-Term Securities
Money Market Funds	3,132,390	—	—	3,132,390

	$7,218,765	$130,856,112	$—	$138,074,877

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$—	$—	$—

(a)	Derivative financial instruments are. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Kongsberg Gruppen ASA	19,241	$799,575

Airlines — 0.4%
Norwegian Air Shuttle ASA(a)	139,720	152,428

Banks — 14.2%
DNB Bank ASA	201,886	4,028,678
SpareBank 1 Nord Norge	21,074	209,094
SpareBank 1 Oestlandet	7,542	91,270
SpareBank 1 SMN	28,178	371,632
SpareBank 1 SR-Bank ASA	38,854	485,428

		5,186,102

Biotechnology — 0.1%
Nykode Therapeutics AS(a)	22,034	55,803

Chemicals — 6.4%
Bewi ASA	9,914	40,191
Borregaard ASA	19,533	331,152
Elkem ASA(b)	69,643	262,180
Yara International ASA	35,934	1,708,260

		2,341,783

Commercial Services & Supplies — 2.7%
Aker Carbon Capture ASA(a)	71,371	107,167
Aker Horizons Holding AS(a)(c)	50,870	57,406
TOMRA Systems ASA(c)	51,400	819,874

		984,447

Construction & Engineering — 1.0%
Cadeler AS(a)(c)	23,587	106,728
Veidekke ASA	23,432	261,836

		368,564

Containers & Packaging — 0.2%
Elopak ASA	26,552	59,062

Diversified Telecommunication Services — 4.7%
Telenor ASA	151,862	1,702,805

Electrical Equipment — 1.4%
NEL ASA(a)(c)	339,289	512,335

Energy Equipment & Services — 5.4%
Aker Solutions ASA	53,408	225,597
Borr Drilling Ltd.(a)	42,294	293,921
BW Offshore Ltd.	23,792	65,249
Odfjell Drilling Ltd.(a)	19,718	50,966
PGS ASA(a)	187,530	184,915
Subsea 7 SA	52,087	676,575
TGS ASA	26,013	468,251

		1,965,474

Entertainment — 0.3%
Kahoot! ASA(a)(c)	57,562	108,363

Food Products — 12.3%
Austevoll Seafood ASA	20,152	172,193
Bakkafrost P/F	10,910	713,794
Grieg Seafood ASA	9,849	71,012
Leroy Seafood Group ASA	58,185	288,521
Mowi ASA	89,783	1,550,082
Orkla ASA	163,006	1,097,155
Salmar ASA	14,175	587,626

		4,480,383

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.5%
Scatec ASA(b)	26,280	$177,519

Industrial Conglomerates — 1.3%
Aker ASA, Class A	4,839	341,484
Bonheur ASA	4,578	123,214

		464,698

Insurance — 4.9%
Gjensidige Forsikring ASA	43,406	769,366
Protector Forsikring ASA	13,385	188,102
Storebrand ASA	102,433	845,549

		1,803,017

Interactive Media & Services — 1.3%
Adevinta ASA(a)	63,247	472,612

IT Services — 0.6%
Atea ASA	18,293	208,925

Machinery — 0.4%
Hexagon Composites ASA(a)	25,719	92,753
Hexagon Purus ASA(a)	16,012	53,812

		146,565

Marine — 2.1%
Golden Ocean Group Ltd.	28,339	289,866
Hoegh Autoliners ASA	10,351	67,878
MPC Container Ships AS	58,431	103,828
Stolt-Nielsen Ltd.	3,810	117,780
Wallenius Wilhelmsen ASA	23,000	201,073

		780,425

Media — 2.0%
Schibsted ASA, Class A	15,870	322,040
Schibsted ASA, Class B	21,128	401,900

		723,940

Metals & Mining — 5.8%
Norsk Hydro ASA	291,873	2,124,475

Multiline Retail — 0.7%
Europris ASA(b)	34,425	242,693

Oil, Gas & Consumable Fuels — 25.9%
Aker BP ASA	68,584	1,840,837
BW Energy Ltd.(a)	18,737	52,592
BW LPG Ltd.(b)	18,230	159,473
Cool Co. Ltd.(a)	2,884	37,261
DNO ASA	102,974	117,991
Equinor ASA	206,752	6,329,370
Flex LNG Ltd.	6,359	221,523
Frontline PLC, NVS(c)	28,990	536,597
Hafnia Ltd.	27,313	165,578

		9,461,222

Paper & Forest Products — 0.3%
Norske Skog ASA(a)(b)	16,367	105,511

Professional Services — 0.1%
Meltwater Holding BV(a)(c)	28,834	48,673

Real Estate Management & Development — 0.4%
Entra ASA(b)	14,091	157,222

Semiconductors & Semiconductor Equipment — 1.7%
Nordic Semiconductor ASA(a)	35,564	511,302

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
REC Silicon ASA(a)(c)	59,970	$98,243

		609,545

Software — 0.4%
Crayon Group Holding ASA(a)(b)(c)	15,219	137,279
Volue ASA(a)	11,219	24,956

		162,235

Total Long-Term Investments — 99.7% (Cost: $42,696,134)		36,406,401

Short-Term Securities

Money Market Funds — 4.3%

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	1,571,966	1,572,910

BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	10,000	10,000

Total Short-Term Securities — 4.3% (Cost: $1,582,486)		1,582,910

Total Investments — 104.0% (Cost: $44,278,620)		37,989,311

Liabilities in Excess of Other Assets — (4.0)%		(1,448,734)

Net Assets — 100.0%		$36,540,577

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$860,484	$711,957	(a)	$—		$400	$69	$1,572,910	1,571,966	$10,688	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	—		0	(a)	—	—	10,000	10,000	339		—

						$400	$69	$1,582,910		$11,027		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	3	03/17/23	$134	$1,105

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Norway ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,105	$—	$—	$—	$1,105

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$7,693	$—	$—	$—	$7,693

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$6,572	$—	$—	$—	$6,572

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$150,880

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,036,813	$35,369,588	$—	$36,406,401
Short-Term Securities
Money Market Funds	1,582,910	—	—	1,582,910

	$2,619,723	$35,369,588	$—	$37,989,311

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,105	$—	$1,105

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

February 28, 2023

	iShares MSCI Denmark ETF	iShares MSCI Finland ETF	iShares MSCI Germany Small-Cap ETF	iShares MSCI Ireland ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$220,754,652	$16,759,227	$24,650,108	$62,283,011
Investments, at value — affiliated(c)	8,959,326	361,394	2,301,117	20,000
Cash	6,857	2,298	2,164	2,031
Foreign currency collateral pledged for futures contracts(d)	149,353	27,501	4,231	8,461
Foreign currency, at value(e)	268,699	11,222	41,469	80,483
Receivables:
Investments sold	4,505,533	373,234	72,956	2,402,665
Securities lending income — affiliated	7,543	1,374	6,257	—
Dividends — unaffiliated	—	—	—	12,610
Dividends — affiliated	418	105	15	65
Tax reclaims	1,238,326	394,569	1,089	29,595
Variation margin on futures contracts	—	—	421	—

Total assets	235,890,707	17,930,924	27,079,827	64,838,921

LIABILITIES
Collateral on securities loaned, at value	8,779,692	341,201	2,289,506	—
Payables:
Investments purchased	4,264,016	361,851	73,916	2,286,141
Investment advisory fees	86,974	7,057	11,301	24,071
IRS compliance fee for foreign withholding tax claims	—	102,819	—	—
Professional fees	—	22,667	—	—
Variation margin on futures contracts	8,655	1,287	—	505

Total liabilities	13,139,337	836,882	2,374,723	2,310,717

NET ASSETS	$222,751,370	$17,094,042	$24,705,104	$62,528,204

NET ASSETS CONSIST OF
Paid-in capital	$210,847,875	$27,088,514	$34,455,695	$70,095,536
Accumulated earnings (loss)	11,903,495	(9,994,472)	(9,750,591)	(7,567,332)

NET ASSETS	$222,751,370	$17,094,042	$24,705,104	$62,528,204

NET ASSET VALUE

Shares outstanding	2,200,000	450,000	400,000	1,200,000

Net asset value	$101.25	$37.99	$61.76	$52.11

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$211,271,465	$21,192,370	$29,813,569	$56,319,571
(b) Securities loaned, at value	$8,344,889	$332,140	$2,166,016	$—
(c) Investments, at cost — affiliated	$8,958,030	$361,200	$2,300,226	$20,000
(d) Foreign currency collateral pledged, at cost	$150,167	$26,901	$4,242	$8,523
(e) Foreign currency, at cost	$270,892	$10,122	$41,850	$81,327

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2023

	iShares MSCI Kuwait ETF	iShares MSCI New Zealand ETF	iShares MSCI Norway ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$50,544,270	$134,942,487	$36,406,401
Investments, at value — affiliated(c)	60,000	3,132,390	1,582,910
Cash	306	2,528	5,635
Cash pledged for futures contracts	—	343	—
Foreign currency collateral pledged for futures contracts(d)	—	—	8,461
Foreign currency, at value(e)	37,710	73,253	73,623
Receivables:
Investments sold	2,243,640	2,783,994	740,182
Securities lending income — affiliated	—	883	2,650
Capital shares sold	—	—	48,177
Dividends — unaffiliated	—	—	26,849
Dividends — affiliated	73	212	55
Tax reclaims	—	—	3,750

Total assets	52,885,999	140,936,090	38,898,693

LIABILITIES
Collateral on securities loaned, at value	—	3,072,805	1,572,856
Payables:
Investments purchased	2,423,558	2,411,955	769,964
Capital shares redeemed	—	65,056	—
Investment advisory fees	23,023	52,045	14,904
Variation margin on futures contracts	—	2	392

Total liabilities	2,446,581	5,601,863	2,358,116

NET ASSETS	$50,439,418	$135,334,227	$36,540,577

NET ASSETS CONSIST OF
Paid-in capital	$48,487,125	$195,889,051	$54,363,295
Accumulated earnings (loss)	1,952,293	(60,554,824)	(17,822,718)

NET ASSETS	$50,439,418	$135,334,227	$36,540,577

NET ASSET VALUE
Shares outstanding	1,550,000	2,750,000	1,500,000

Net asset value	$32.54	$49.21	$24.36

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$47,111,241	$158,125,894	$42,696,134
(b) Securities loaned, at value	$—	$2,923,844	$1,356,734
(c) Investments, at cost — affiliated	$60,000	$3,132,088	$1,582,486
(d) Foreign currency collateral pledged, at cost	$—	$—	$8,569
(e) Foreign currency, at cost	$37,827	$73,314	$75,056

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended February 28, 2023

	iShares MSCI Denmark ETF	iShares MSCI Finland ETF	iShares MSCI Germany Small-Cap ETF	iShares MSCI Ireland ETF

INVESTMENT INCOME
Dividends — unaffiliated	$560,448	$120,446	$40,455	$214,369
Dividends — affiliated	1,925	458	109	287
Interest — unaffiliated	433	—	—	—
Securities lending income — affiliated — net	18,253	7,453	37,755	—
Foreign taxes withheld	(72,191)	(104)	(5,292)	—
IRS compliance fee for foreign withholding tax claims	—	(1,249)	—	—

Total investment income	508,868	127,004	73,027	214,656

EXPENSES
Investment advisory	510,078	48,658	65,409	134,788

Total expenses	510,078	48,658	65,409	134,788

Net investment income (loss)	(1,210)	78,346	7,618	79,868

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(612,908)	(518,364)	(1,053,547)	(59,852)
Investments — affiliated	1,211	55	1,178	—
Foreign currency transactions	25,218	1,499	1,283	(431)
Futures contracts	63,179	44,323	5,464	11,722
In-kind redemptions — unaffiliated(a)	7,461,770	(461,766)	(1,064,792)	618,193

	6,938,470	(934,253)	(2,110,414)	569,632

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	26,651,694	2,025,636	5,593,980	11,281,234
Investments — affiliated	3	128	(398)	—
Foreign currency translations	62,967	22,000	320	2,436
Futures contracts	77,639	23,943	2,827	7,601

	26,792,303	2,071,707	5,596,729	11,291,271

Net realized and unrealized gain	33,730,773	1,137,454	3,486,315	11,860,903

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,729,563	$1,215,800	$3,493,933	$11,940,771

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2023

	iShares MSCI Kuwait ETF	iShares MSCI New Zealand ETF	iShares MSCI Norway ETF

INVESTMENT INCOME
Dividends — unaffiliated	$43,304	$1,911,792	$676,044
Dividends — affiliated	316	1,316	339
Securities lending income — affiliated — net	—	1,286	10,688
Foreign taxes withheld	—	(262,328)	(144,422)

Total investment income	43,620	1,652,066	542,649

EXPENSES
Investment advisory	116,416	293,503	82,459
Commitment costs	194	—	—

Total expenses	116,610	293,503	82,459

Net investment income (loss)	(72,990)	1,358,563	460,190

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(394,152)	(5,584,827)	(447,765)
Investments — affiliated	—	114	400
Foreign currency transactions	(30,444)	(77,766)	10,280
Futures contracts	(4,172)	(64,609)	7,693
In-kind redemptions — unaffiliated(a)	—	770,439	(42,705)

	(428,768)	(4,956,649)	(472,097)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(2,403,961)	8,416,700	(1,422,860)
Investments — affiliated	—	4	69
Foreign currency translations	45	1,552	1,043
Futures contracts	1,783	—	6,572

	(2,402,133)	8,418,256	(1,415,176)

Net realized and unrealized gain (loss)	(2,830,901)	3,461,607	(1,887,273)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,903,891)	$4,820,170	$(1,427,083)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Denmark ETF		iShares MSCI Finland ETF
	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(1,210)	$2,198,978	$78,346		$1,075,096
Net realized gain (loss)	6,938,470	1,121,567	(934,253)		(3,205,805)
Net change in unrealized appreciation (depreciation)	26,792,303	(49,461,654)	2,071,707		(8,127,501)

Net increase (decrease) in net assets resulting from operations	33,729,563	(46,141,109)	1,215,800		(10,258,210)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(196,316)	(2,119,208)	(78,547	)(b)	(1,184,601)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	12,702,403	57,908,228	(6,695,616)		2,896,784

NET ASSETS
Total increase (decrease) in net assets	46,235,650	9,647,911	(5,558,363)		(8,546,027)
Beginning of period	176,515,720	166,867,809	22,652,405		31,198,432

End of period	$222,751,370	$176,515,720	$17,094,042		$22,652,405

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets  (continued)

	iShares MSCI Germany Small-Cap ETF			iShares MSCI Ireland ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,618		$581,010	$79,868	$698,514
Net realized gain (loss)	(2,110,414)		235,246	569,632	1,786,489
Net change in unrealized appreciation (depreciation)	5,596,729		(15,947,442)	11,291,271	(26,719,519)

Net increase (decrease) in net assets resulting from operations	3,493,933		(15,131,186)	11,940,771	(24,234,516)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(68,385	)(b)	(680,980)	—	(817,439)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,184,110)		(3,365,971)	2,108,387	(9,098,537)

NET ASSETS
Total increase (decrease) in net assets	1,241,438		(19,178,137)	14,049,158	(34,150,492)
Beginning of period	23,463,666		42,641,803	48,479,046	82,629,538

End of period	$24,705,104		$23,463,666	$62,528,204	$48,479,046

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Kuwait ETF			iShares MSCI New Zealand ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(72,990)		$516,727	$1,358,563	$2,502,958
Net realized gain (loss)	(428,768)		970,196	(4,956,649)	(5,137,784)
Net change in unrealized appreciation (depreciation)	(2,402,133)		1,964,246	8,418,256	(33,250,612)

Net increase (decrease) in net assets resulting from operations	(2,903,891)		3,451,169	4,820,170	(35,885,438)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,068,190	)(b)	(1,532,424)	(569,262)	(3,416,129)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	25,295,557		8,535,177	15,936,308	11,592,502

NET ASSETS
Total increase (decrease) in net assets	21,323,476		10,453,922	20,187,216	(27,709,065)
Beginning of period	29,115,942		18,662,020	115,147,011	142,856,076

End of period	$50,439,418		$29,115,942	$135,334,227	$115,147,011

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets  (continued)

	iShares MSCI Norway ETF
	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$460,190	$1,547,885
Net realized gain (loss)	(472,097)	4,236,964
Net change in unrealized appreciation (depreciation)	(1,415,176)	(8,683,731)

Net decrease in net assets resulting from operations	(1,427,083)	(2,898,882)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(360,714)	(1,471,431)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,638,261	(7,807,097)

NET ASSETS
Total increase (decrease) in net assets	2,850,464	(12,177,410)
Beginning of period	33,690,113	45,867,523

End of period	$36,540,577	$33,690,113

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Denmark ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$86.11		$115.08	$84.54	$60.99	$67.75	$67.57

Net investment income(a)	(0.00)		1.37	0.76	0.50	0.97	0.90
Net realized and unrealized gain (loss)(b)	15.23		(28.97)	30.62	23.52	(5.99)	0.77

Net increase (decrease) from investment operations	15.23		(27.60)	31.38	24.02	(5.02)	1.67

Distributions from net investment income(c)	(0.09)		(1.37)	(0.84)	(0.47)	(1.74)	(1.49)

Net asset value, end of period	$101.25		$86.11	$115.08	$84.54	$60.99	$67.75

Total Return(d)
Based on net asset value	17.70	%(e)	(24.07)%	37.21%	39.52%	(7.41)%	2.58%

Ratios to Average Net Assets(f)
Total expenses	0.53	%(g)	0.53%	0.53%	0.53%	0.53%	0.53%

Net investment income	(0.00	)%(g)	1.37%	0.77%	0.71%	1.59%	1.34%

Supplemental Data
Net assets, end of period (000)	$222,751		$176,516	$166,868	$109,899	$33,544	$40,649

Portfolio turnover rate(h)	6	%(e)	12%	11%	21%	14%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Finland ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$34.85		$52.00	$41.34	$35.63	$41.83	$39.79

Net investment income(a)	0.15		1.73	1.10	0.85	1.30	1.39
Net realized and unrealized gain (loss)(b)	3.16		(16.54)	10.93	6.25	(5.98)	2.16

Net increase (decrease) from investment operations	3.31		(14.81)	12.03	7.10	(4.68)	3.55

Distributions from net investment income(c)	(0.17	)(d)	(2.34)	(1.37)	(1.39)	(1.52)	(1.51)

Net asset value, end of period	$37.99		$34.85	$52.00	$41.34	$35.63	$41.83

Total Return(e)
Based on net asset value	9.49	%(f)	(28.85)%	29.37%	20.61%	(11.24)%	9.08%

Ratios to Average Net Assets(g)
Total expenses	0.53	%(h)	0.57%	0.55%	0.53%	0.53%	0.53%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.53%	0.53%	0.53%	N/A

Net investment income	0.85	%(h)	4.05%	2.39%	2.36%	3.40%	3.38%

Supplemental Data
Net assets, end of period (000)	$17,094		$22,652	$31,198	$35,139	$26,725	$39,735

Portfolio turnover rate(i)	4	%(f)	20%	12%	22%	16%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Germany Small-Cap ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$52.14		$85.28	$63.72	$52.75	$63.43	$57.18

Net investment income(a)	0.02		1.19	0.99	0.38	1.07	1.33
Net realized and unrealized gain (loss)(b)	9.77		(32.86)	21.79	10.74	(10.06)	6.19

Net increase (decrease) from investment operations	9.79		(31.67)	22.78	11.12	(8.99)	7.52

Distributions from net investment income(c)	(0.17	)(d)	(1.47)	(1.22)	(0.15)	(1.69)	(1.27)

Net asset value, end of period	$61.76		$52.14	$85.28	$63.72	$52.75	$63.43

Total Return(e)
Based on net asset value	18.82	%(f)	(37.52)%	35.96%	21.12%	(14.08)%	13.22%

Ratios to Average Net Assets(g)
Total expenses	0.59	%(h)	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	0.07	%(h)	1.66%	1.30%	0.69%	1.95%	2.09%

Supplemental Data
Net assets, end of period (000)	$24,705		$23,464	$42,642	$31,862	$36,927	$60,260

Portfolio turnover rate(i)	4	%(f)	27%	24%	25%	13%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Ireland ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$42.16		$61.21	$42.50	$39.39	$46.25	$43.80

Net investment income(a)	0.07		0.52	0.32	0.43	0.61	0.61
Net realized and unrealized gain (loss)(b)	9.88		(18.92)	18.74	3.34	(6.80)	2.62

Net increase (decrease) from investment operations	9.95		(18.40)	19.06	3.77	(6.19)	3.23

Distributions from net investment income(c)	—		(0.65)	(0.35)	(0.66)	(0.67)	(0.78)

Net asset value, end of period	$52.11		$42.16	$61.21	$42.50	$39.39	$46.25

Total Return(d)
Based on net asset value	23.61	%(e)	(30.16)%	44.90%	9.59%	(13.44)%	7.38%

Ratios to Average Net Assets(f)
Total expenses	0.51	%(g)	0.50%	0.50%	0.51%	0.49%	0.47%

Net investment income	0.30	%(g)	1.02%	0.62%	1.06%	1.49%	1.31%

Supplemental Data
Net assets, end of period (000)	$62,528		$48,479	$82,630	$53,119	$55,151	$69,381

Portfolio turnover rate(h)	9	%(e)	33%	40%	47%	24%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Kuwait ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Period From 09/01/20 to 08/31/21	(a)

Net asset value, beginning of period	$36.39		$33.93	$25.22

Net investment income (loss)(b)	(0.08)		0.87	0.66
Net realized and unrealized gain (loss)(c)	(2.58)		4.38	8.62

Net increase (decrease) from investment operations	(2.66)		5.25	9.28

Distributions(d)
From net investment income	(0.46	)(e)	(2.79)	(0.57)
From net realized gain	(0.73)		—	—

Total distributions	(1.19)		(2.79)	(0.57)

Net asset value, end of period	$32.54		$36.39	$33.93

Total Return(f)
Based on net asset value	(7.40	)%(g)	16.26%	37.03	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.74	%(i)	0.74%	0.74	%(i)

Net investment income (loss)	(0.46	)%(i)	2.42%	2.24	%(i)

Supplemental Data
Net assets, end of period (000)	$50,439		$29,116	$18,662

Portfolio turnover rate(j)	17	%(g)	26%	16	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI New Zealand ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$47.00		$63.49	$60.80	$51.80	$49.11	$46.26

Net investment income(a)	0.55		1.06	1.04	1.06	1.58	1.71
Net realized and unrealized gain (loss)(b)	1.90		(16.12)	2.97	9.49	2.70	2.86

Net increase (decrease) from investment operations	2.45		(15.06)	4.01	10.55	4.28	4.57

Distributions from net investment income(c)	(0.24)		(1.43)	(1.32)	(1.55)	(1.59)	(1.72)

Net asset value, end of period	$49.21		$47.00	$63.49	$60.80	$51.80	$49.11

Total Return(d)
Based on net asset value	5.21	%(e)	(23.96)%	6.58%	20.71%	9.00%	10.02%

Ratios to Average Net Assets(f)
Total expenses	0.51	%(g)	0.50%	0.50%	0.51%	0.50%	0.47%

Net investment income	2.35	%(g)	1.95%	1.64%	1.96%	3.16%	3.58%

Supplemental Data
Net assets, end of period (000)	$135,334		$115,147	$142,856	$167,203	$165,751	$142,406

Portfolio turnover rate(h)	9	%(e)	12%	16%	12%	15%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Norway ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$25.92		$28.67	$22.40	$22.63	$27.67	$25.07

Net investment income(a)	0.35		0.97	0.69	0.34	0.67	0.72
Net realized and unrealized gain (loss)(b)	(1.61)		(2.79)	6.30	(0.15)	(4.91)	2.56

Net increase (decrease) from investment operations	(1.26)		(1.82)	6.99	0.19	(4.24)	3.28

Distributions from net investment income(c)	(0.30)		(0.93)	(0.72)	(0.42)	(0.80)	(0.68)

Net asset value, end of period	$24.36		$25.92	$28.67	$22.40	$22.63	$27.67

Total Return(d)
Based on net asset value	(4.87	)%(e)	(6.50)%	31.42%	1.04%	(15.42)%	13.21%

Ratios to Average Net Assets(f)
Total expenses	0.53	%(g)	0.53%	0.53%	0.53%	0.53%	0.53%

Net investment income	2.96	%(g)	3.39%	2.61%	1.58%	2.66%	2.67%

Supplemental Data
Net assets, end of period (000)	$36,541		$33,690	$45,868	$31,364	$22,632	$30,434

Portfolio turnover rate(h)	5	%(e)	27%	12%	16%	13%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Denmark	Non-diversified
MSCI Finland	Non-diversified
MSCI Germany Small-Cap	Diversified
MSCI Ireland	Non-diversified
MSCI Kuwait	Non-diversified
MSCI New Zealand	Non-diversified
MSCI Norway	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (unaudited) (continued)

held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Denmark
BofA Securities, Inc.	$344,607	$(344,607)	$—		$—
Citigroup Global Markets, Inc.	1,094,981	(1,094,981)	—		—
Goldman Sachs & Co. LLC	2,331,163	(2,331,163)	—		—
HSBC Bank PLC	1,185,069	(1,185,069)	—		—
Morgan Stanley	3,240,203	(3,240,203)	—		—
UBS AG	148,866	(148,866)	—		—

	$8,344,889	$(8,344,889)	$—		$—

MSCI Finland
BofA Securities, Inc.	$26,668	$(26,668)	$—		$—
Goldman Sachs & Co. LLC	285,101	(285,101)	—		—
J.P. Morgan Securities LLC	20,371	(20,371)	—		—

	$332,140	$(332,140)	$—		$—

MSCI Germany Small-Cap
Barclays Capital, Inc.	$121,050	$(121,050)	$—		$—
BNP Paribas SA	363,365	(363,365)	—		—
BofA Securities, Inc.	60,960	(60,960)	—		—
Goldman Sachs & Co. LLC	817,076	(817,076)	—		—
J.P. Morgan Securities LLC	40,274	(40,274)	—		—
Morgan Stanley	586,678	(586,678)	—		—
Scotia Capital (USA), Inc.	176,613	(176,613)	—		—

	$2,166,016	$(2,166,016)	$—		$—

MSCI New Zealand
Barclays Capital, Inc.	$2,759,330	$(2,759,330)	$—		$—
Morgan Stanley	164,514	(164,514)	—		—

	$2,923,844	$(2,923,844)	$—		$—

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Norway
Barclays Capital, Inc.	$38,550	$(38,550)	$—		$—
Goldman Sachs & Co. LLC	368,571	(368,571)	—		—
HSBC Bank PLC	387,279	(387,279)	—		—
J.P. Morgan Securities LLC	515,682	(515,682)	—		—
UBS AG	46,652	(46,652)	—		—

	$1,356,734	$(1,356,734)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
MSCI Denmark	0.53%
MSCI Finland	0.53
MSCI Germany Small-Cap	0.59
MSCI Kuwait	0.74
MSCI Norway	0.53

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to each of the iShares MSCI Ireland and iShares MSCI New Zealand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
MSCI Denmark	$4,624
MSCI Finland	1,600
MSCI Germany Small-Cap	8,364
MSCI New Zealand	372
MSCI Norway	2,446

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Denmark	$3,438,386	$5,602,045	$174,761
MSCI Finland	396,868	127,322	(77,089)
MSCI Germany Small-Cap	475,505	85,254	(15,074)
MSCI Ireland	523,076	3,039,359	562,637
MSCI New Zealand	29,442	2,019,629	(296,101)
MSCI Norway	79,226	179,579	(21,216)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Denmark	$11,809,645	$12,250,721
MSCI Finland	834,738	906,812
MSCI Germany Small-Cap	943,235	1,001,563
MSCI Ireland	4,675,678	4,750,895
MSCI Kuwait	30,023,079	5,734,305
MSCI New Zealand	10,692,397	10,240,046
MSCI Norway	1,457,578	1,434,887

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Denmark	$40,683,415	$28,094,681
MSCI Finland	—	6,588,307
MSCI Germany Small-Cap	—	2,177,415
MSCI Ireland	6,293,519	4,191,623
MSCI New Zealand	31,998,906	16,206,084
MSCI Norway	7,101,856	2,395,915

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
MSCI Denmark	$3,263,163
MSCI Finland	4,540,781
MSCI Germany Small-Cap	1,407,194
MSCI Ireland	13,345,548
MSCI New Zealand	30,477,459
MSCI Norway	10,926,515

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements  (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Denmark	$221,289,980	$32,257,847	$(23,839,781)	$8,418,066
MSCI Finland	21,642,806	163,637	(4,663,273)	(4,499,636)
MSCI Germany Small-Cap	33,194,146	2,560,443	(8,800,165)	(6,239,722)
MSCI Ireland	57,007,050	8,628,764	(3,326,619)	5,302,145
MSCI Kuwait	48,152,005	3,989,552	(1,537,287)	2,452,265
MSCI New Zealand	163,266,089	1,999,490	(27,190,702)	(25,191,212)
MSCI Norway	44,585,447	1,294,614	(7,889,645)	(6,595,031)

9.	LINE OF CREDIT

The iShares MSCI Kuwait ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2023, the Fund did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22
iShares ETF	Shares	Amount	Shares	Amount
MSCI Denmark
Shares sold	450,000	$41,062,563	750,000	$73,265,705
Shares redeemed	(300,000)	(28,360,160)	(150,000)	(15,357,477)

	150,000	$12,702,403	600,000	$57,908,228

MSCI Finland
Shares sold	—	$—	600,000	$25,593,046
Shares redeemed	(200,000)	(6,695,616)	(550,000)	(22,696,262)

	(200,000)	$(6,695,616)	50,000	$2,896,784

MSCI Germany Small-Cap
Shares redeemed	(50,000)	$(2,184,110)	(50,000)	$(3,365,971)

MSCI Ireland
Shares sold	150,000	$6,315,044	150,000	$9,005,153
Shares redeemed	(100,000)	(4,206,657)	(350,000)	(18,103,690)

	50,000	$2,108,387	(200,000)	$(9,098,537)

MSCI Kuwait
Shares sold	750,000	$25,295,557	300,000	$10,365,554
Shares redeemed	—	—	(50,000)	(1,830,377)

	750,000	$25,295,557	250,000	$8,535,177

MSCI New Zealand
Shares sold	650,000	$32,236,054	650,000	$33,480,693
Shares redeemed	(350,000)	(16,299,746)	(450,000)	(21,888,191)

	300,000	$15,936,308	200,000	$11,592,502

MSCI Norway
Shares sold	300,000	$7,135,918	1,150,000	$33,999,245
Shares redeemed	(100,000)	(2,497,657)	(1,450,000)	(41,806,342)

	200,000	$4,638,261	(300,000)	$(7,807,097)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Finland ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Denmark ETF, iShares MSCI Finland ETF, iShares MSCI Germany Small-Cap ETF, iShares MSCI Ireland ETF, iShares MSCI Kuwait ETF, iShares MSCI New Zealand ETF and iShares MSCI Norway ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	55

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
MSCI Finland(a)	$0.174533	$—	$0.000016	$0.174549	100%	—%	0	%(b)	100%
MSCI Germany Small-Cap(a)	0.132870	—	0.038093	0.170963	78	—	22		100
MSCI Kuwait(a)	0.417770	0.733952	0.035156	1.186878	35	62	3		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	57

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-808-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares MSCI India ETF | INDA | Cboe BZX

•  iShares MSCI India Small-Cap ETF | SMIN | Cboe BZX

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® MSCI India ETF

Investment Objective

The iShares MSCI India ETF (the “Fund”) seeks to track the investment results of an index composed of Indian equities, as represented by the MSCI India Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(10.10)%	(11.25)%	3.97%	5.87%	(11.25)%	21.47%	76.92%
Fund Market	(9.81)	(11.31)	4.27	5.89	(11.31)	23.24	77.27
Index	(11.66)	(10.00)	5.13	6.90	(10.00)	28.43	94.81

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 899.00	$ 3.06		$ 1,000.00	$ 1,021.60	$ 3.26		0.65%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	25.8%
Information Technology	15.9
Energy	12.3
Consumer Discretionary	9.9
Consumer Staples	9.9
Materials	9.2
Industrials	5.4
Health Care	4.4
Utilities	3.8
Communication Services	2.9
Real Estate	0.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Reliance Industries Ltd.	10.2%
Infosys Ltd.	7.2
Housing Development Finance Corp. Ltd.	6.5
ICICI Bank Ltd.	6.4
Tata Consultancy Services Ltd.	4.4
Hindustan Unilever Ltd.	2.9
Axis Bank Ltd.	2.8
Bajaj Finance Ltd.	2.4
Bharti Airtel Ltd.	2.4
Larsen & Toubro Ltd.	2.1

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI India Small-Cap ETF

Investment Objective

The iShares MSCI India Small-Cap ETF(the “Fund”) seeks to track the investment results of an index composed of small-capitalization Indian equities, as represented by the MSCI India Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(7.68	)%(a)	(8.62)%	1.58%	9.70%	(8.62)%	8.15%	152.28%
Fund Market	(7.57)		(9.32)	1.75	9.72	(9.32)	9.06	152.95
Index	(7.73)		(6.47)	3.04	10.95	(6.47)	16.13	182.73

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 923.20	$ 4.01		$ 1,000.00	$ 1,020.60	$ 4.21		0.84%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Industrials	20.1%
Materials	19.5
Financials	15.6
Consumer Discretionary	12.6
Health Care	10.6
Information Technology	7.6
Communication Services	4.0
Real Estate	3.7
Consumer Staples	3.1
Utilities	2.2
Energy	1.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Max Healthcare Institute Ltd.	1.8%
Persistent Systems Ltd.	1.3
Ashok Leyland Ltd.	1.2
Federal Bank Ltd.	1.1
Cummins India Ltd.	1.1
Voltas Ltd.	1.1
Crompton Greaves Consumer Electricals Ltd.	1.0
APL Apollo Tubes Ltd.	1.0
Supreme Industries Ltd.	1.0
Astral Ltd.	0.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Bharat Electronics Ltd.	19,318,329	$22,092,210

Airlines — 0.3%
InterGlobe Aviation Ltd.(a)(b)	508,804	11,412,850

Auto Components — 1.4%
Balkrishna Industries Ltd.	408,759	9,952,726
Bharat Forge Ltd.	1,351,194	13,324,667
MRF Ltd.	10,072	10,380,542
Samvardhana Motherson International Ltd.	10,761,262	10,359,562
Tube Investments of India Ltd.	559,425	18,751,426

		62,768,923

Automobiles — 5.8%
Bajaj Auto Ltd.	358,730	15,876,503
Eicher Motors Ltd.	721,480	27,077,634
Hero MotoCorp Ltd.	578,711	16,923,904
Mahindra & Mahindra Ltd.	4,597,032	70,532,461
Maruti Suzuki India Ltd.	638,297	66,520,834
Tata Motors Ltd.(b)	8,762,556	44,514,480
TVS Motor Co. Ltd.	1,128,144	14,729,332

		256,175,148

Banks — 12.7%
AU Small Finance Bank Ltd.(a)	885,014	6,341,384
Axis Bank Ltd.	12,016,691	122,556,770
Bandhan Bank Ltd.(a)(b)	3,495,375	9,752,018
Bank of Baroda	5,463,564	10,508,443
ICICI Bank Ltd.	27,262,117	281,997,023
Kotak Mahindra Bank Ltd.	2,937,225	61,370,061
State Bank of India	9,430,143	59,573,338
Yes Bank Ltd.(b)	60,734,236	12,810,682

		564,909,719

Beverages — 0.7%
United Spirits Ltd.(b)	1,533,514	13,728,579
Varun Beverages Ltd.	1,204,754	18,939,861

		32,668,440

Chemicals — 3.5%
Asian Paints Ltd.	2,026,037	69,251,679
Berger Paints India Ltd.	1,273,652	8,920,013
PI Industries Ltd.	400,086	14,988,625
Pidilite Industries Ltd.	806,204	22,417,721
SRF Ltd.	784,022	20,545,023
UPL Ltd.	2,578,233	21,631,995

		157,755,056

Commercial Services & Supplies — 0.2%
Indian Railway Catering & Tourism Corp. Ltd.	1,270,458	9,350,817

Construction & Engineering — 2.1%
Larsen & Toubro Ltd.	3,637,693	92,713,390

Construction Materials — 2.5%
ACC Ltd.	352,035	7,368,914
Ambuja Cements Ltd.	3,146,762	13,010,727
Grasim Industries Ltd.	1,390,049	26,515,697
Shree Cement Ltd.	57,055	17,990,113
UltraTech Cement Ltd.	533,225	46,794,909

		111,680,360

Consumer Finance — 3.7%
Bajaj Finance Ltd.	1,439,190	106,270,931

Security	Shares	Value

Consumer Finance (continued)
Cholamandalam Investment and Finance Co. Ltd.	2,174,940	$19,884,303
Muthoot Finance Ltd.	637,395	7,493,465
SBI Cards & Payment Services Ltd.	1,246,892	11,311,097
Shriram Transport Finance Co. Ltd.	1,186,752	17,256,479

		162,216,275

Diversified Financial Services — 7.4%
Bajaj Finserv Ltd.	2,019,537	32,569,869
Bajaj Holdings & Investment Ltd.	141,390	10,690,073
Housing Development Finance Corp. Ltd.	9,130,297	287,826,129

		331,086,071

Diversified Telecommunication Services — 0.2%
Indus Towers Ltd.	3,575,142	7,384,702

Electric Utilities — 1.7%
Adani Transmission Ltd.(b)	1,386,723	10,760,086
Power Grid Corp. of India Ltd.	16,605,594	44,607,706
Tata Power Co. Ltd. (The)	7,614,816	18,645,817

		74,013,609

Electrical Equipment — 1.0%
ABB India Ltd.	280,307	10,901,754
CG Power and Industrial Solutions Ltd.(b)	3,226,766	11,914,843
Havells India Ltd.	1,326,925	19,200,070

		42,016,667

Food & Staples Retailing — 0.8%
Avenue Supermarts Ltd.(a)(b)	855,545	35,330,481

Food Products — 2.5%
Britannia Industries Ltd.	571,646	30,844,067
Marico Ltd.	2,740,320	16,292,001
Nestle India Ltd.	178,168	40,213,677
Tata Consumer Products Ltd.	2,944,513	25,461,658

		112,811,403

Gas Utilities — 0.8%
Adani Total Gas Ltd.	1,415,824	11,605,515
GAIL India Ltd.	12,144,452	15,075,607
Indraprastha Gas Ltd.	1,671,140	8,862,830

		35,543,952

Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd.	531,150	28,258,692

Hotels, Restaurants & Leisure — 0.6%
Indian Hotels Co. Ltd. (The)	4,493,019	16,873,437
Jubilant Foodworks Ltd.	2,086,957	11,114,619

		27,988,056

Independent Power and Renewable Electricity Producers — 1.3%
Adani Green Energy Ltd.(b)	1,650,032	9,663,177
Adani Power Ltd.(b)	3,968,626	7,009,566
NTPC Ltd.	20,523,458	42,331,322

		59,004,065

Industrial Conglomerates — 0.3%
Siemens Ltd.	375,895	14,753,575

Insurance — 2.0%
HDFC Life Insurance Co. Ltd.(a)	5,095,787	30,108,687
ICICI Lombard General Insurance Co. Ltd.(a)	1,279,966	17,053,778
ICICI Prudential Life Insurance Co. Ltd.(a)	1,950,219	9,635,818
SBI Life Insurance Co. Ltd.(a)	2,379,946	32,241,234

		89,039,517

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 0.4%
Info Edge India Ltd.	374,054	$15,783,670

Internet & Direct Marketing Retail — 0.2%
Zomato Ltd.(b)	15,840,583	10,226,233

IT Services — 15.5%
HCL Technologies Ltd.	5,017,246	65,331,787
Infosys Ltd.	17,782,865	319,431,237
Larsen & Toubro Infotech Ltd.(a)	468,386	26,721,259
Mphasis Ltd.	447,515	11,005,467
Tata Consultancy Services Ltd.	4,832,252	193,464,056
Tech Mahindra Ltd.	3,085,533	41,016,435
Wipro Ltd.	7,246,223	33,886,408

		690,856,649

Life Sciences Tools & Services — 0.5%
Divi’s Laboratories Ltd.	700,424	23,920,042

Metals & Mining — 3.1%
Hindalco Industries Ltd.	7,117,382	34,334,080
Jindal Steel & Power Ltd.	1,886,022	12,527,860
JSW Steel Ltd.	3,834,101	30,944,717
Tata Steel Ltd.	38,723,977	48,701,870
Vedanta Ltd.	3,920,524	12,725,233

		139,233,760

Oil, Gas & Consumable Fuels — 12.3%
Bharat Petroleum Corp. Ltd.	4,596,143	17,647,060
Coal India Ltd.	8,144,885	21,212,895
Hindustan Petroleum Corp. Ltd.	3,346,250	8,718,008
Indian Oil Corp. Ltd.	14,897,667	13,706,348
Oil & Natural Gas Corp. Ltd.	13,305,779	24,414,089
Petronet LNG Ltd.	3,967,220	10,667,857
Reliance Industries Ltd.	16,082,384	451,080,842

		547,447,099

Personal Products — 4.2%
Colgate-Palmolive India Ltd.	646,921	11,525,224
Dabur India Ltd.	3,279,593	21,115,519
Godrej Consumer Products Ltd.(b)	2,161,181	24,127,793
Hindustan Unilever Ltd.	4,344,116	129,201,764

		185,970,300

Pharmaceuticals — 3.3%
Aurobindo Pharma Ltd.	1,381,968	7,730,656
Cipla Ltd.	2,561,636	28,065,611

Security	Shares	Value

Pharmaceuticals (continued)
Dr. Reddy’s Laboratories Ltd.	616,242	$32,115,519
Lupin Ltd.	1,072,755	8,549,632
Sun Pharmaceutical Industries Ltd.	5,070,115	58,635,078
Torrent Pharmaceuticals Ltd.	537,208	9,479,155

		144,575,651

Real Estate Management & Development — 0.5%
DLF Ltd.	3,265,621	13,878,340
Godrej Properties Ltd.(b)	662,348	8,808,118

		22,686,458

Road & Rail — 0.2%
Container Corp. of India Ltd.	1,449,636	10,346,572

Software — 0.3%
Tata Elxsi Ltd.	180,746	13,387,441

Specialty Retail — 0.3%
Trent Ltd.	956,898	14,784,402

Textiles, Apparel & Luxury Goods — 1.6%
Page Industries Ltd.	32,358	14,851,616
Titan Co. Ltd.	1,878,201	53,869,505

		68,721,121

Tobacco — 1.6%
ITC Ltd.	15,733,861	71,662,859

Trading Companies & Distributors — 0.3%
Adani Enterprises Ltd.	903,312	14,889,029

Transportation Infrastructure — 0.4%
Adani Ports & Special Economic Zone Ltd.	2,740,681	19,621,106

Wireless Telecommunication Services — 2.4%
Bharti Airtel Ltd.	11,755,151	105,470,241

Total Investments — 99.7% (Cost: $6,598,990,435)		4,440,556,611

Other Assets Less Liabilities — 0.3%		15,119,170

Net Assets — 100.0%		$4,455,675,781

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$39,580,000	$—	$(39,580,000	)(b)	$—	$—	$—	—	$811,195	$11

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI India ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SGX Nifty 50 Index	376	03/29/23	$13,075	$(366,278)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$366,278	$—	$—	$—	$366,278

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(142,938)	$—	$—	$—	$(142,938)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$86,693	$—	$—	$—	$86,693

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$10,240,948

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$10,508,443	$4,430,048,168	$—	$4,440,556,611

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(366,278)	$—	$(366,278)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Bharat Dynamics Ltd.	45,662	$515,915
Data Patterns India Ltd.(a)	19,827	312,970
Garden Reach Shipbuilders & Engineers Ltd.	36,476	181,955

		1,010,840

Air Freight & Logistics — 1.0%
Allcargo Logistics Ltd.	75,773	338,851
Blue Dart Express Ltd.	5,912	443,813
Delhivery Ltd.(a)	272,175	1,137,856
Mahindra Logistics Ltd.(b)	40,859	182,857
TCI Express Ltd.	14,170	270,622
Transport Corp. of India Ltd.	29,359	231,098

		2,605,097

Auto Components — 4.1%
Apollo Tyres Ltd.	395,570	1,498,062
Asahi India Glass Ltd.	75,704	440,890
Ceat Ltd.	27,714	463,456
Endurance Technologies Ltd.(b)	35,045	529,183
Exide Industries Ltd.	476,477	1,009,935
JBM Auto Ltd.	29,460	204,680
JK Tyre & Industries Ltd.	109,749	195,424
Mahindra CIE Automotive Ltd.	140,762	721,756
Minda Corp. Ltd.	74,907	174,618
Motherson Sumi Wiring India Ltd.	2,202,937	1,318,695
Sansera Engineering Ltd.(b)	25,775	227,069
Sundaram Clayton Ltd.	6,297	369,538
Sundram Fasteners Ltd.	117,790	1,400,629
Suprajit Engineering Ltd.	85,547	365,097
UNO Minda Ltd.	214,016	1,311,469
Varroc Engineering Ltd.(a)(b)	47,992	141,665
ZF Commercial Vehicle Control Systems India Ltd.	5,907	753,742

		11,125,908

Automobiles — 0.1%
Maharashtra Scooters Ltd.	3,496	188,325

Banks — 4.2%
City Union Bank Ltd.	451,435	755,388
DCB Bank Ltd.	189,958	258,049
Equitas Small Finance Bank Ltd.(a)(b)	677,181	584,674
Federal Bank Ltd.	1,949,405	3,041,611
IDFC First Bank Ltd.(a)	3,806,812	2,536,570
Indian Bank	310,287	964,048
Jammu & Kashmir Bank Ltd. (The)(a)	359,313	213,847
Karnataka Bank Ltd. (The)	153,679	263,049
Karur Vysya Bank Ltd. (The)	488,586	602,148
RBL Bank Ltd.(a)(b)	552,645	1,040,614
South Indian Bank Ltd. (The)(a)	1,277,277	258,801
Yes Bank Ltd., (Acquired 03/16/20, Cost: $3,554,476)(c)	4,044,378	849,445

		11,368,244

Beverages — 0.5%
Radico Khaitan Ltd.	99,910	1,402,248

Biotechnology — 0.5%
Biocon Ltd.	523,453	1,450,984

Building Products — 2.2%
Astral Ltd.	112,930	2,577,642
Blue Star Ltd.	71,987	1,249,737
Cera Sanitaryware Ltd.	5,670	446,556
Kajaria Ceramics Ltd.	99,177	1,288,097

Security	Shares	Value

Building Products (continued)
Prince Pipes and Fittings Ltd.	47,841	$319,418

		5,881,450

Capital Markets — 3.5%
Angel One Ltd.	31,153	383,696
BSE Ltd.	82,686	440,448
Central Depository Services India Ltd.	63,786	762,517
CRISIL Ltd.	18,203	745,338
Dhani Services Ltd.(a)	330,214	122,084
Edelweiss Financial Services Ltd.	650,469	506,973
ICICI Securities Ltd.(b)	100,536	566,545
IDFC Ltd.	1,393,466	1,280,002
IIFL Wealth Management Ltd.	44,336	923,598
Indian Energy Exchange Ltd.(b)	547,034	955,553
JM Financial Ltd.	531,641	419,437
Motilal Oswal Financial Services Ltd.	46,732	339,006
Multi Commodity Exchange of India Ltd.	31,129	527,643
Nippon Life India Asset Management Ltd.(b)	156,108	417,732
Share India Securities Ltd.	11,924	154,251
Tata Investment Corp. Ltd.	18,798	462,884
UTI Asset Management Co. Ltd.(a)	55,356	437,774

		9,445,481

Chemicals — 12.9%
Aarti Industries Ltd.	248,363	1,588,363
Advanced Enzyme Technologies Ltd.	55,332	186,763
Akzo Nobel India Ltd.	11,205	291,347
Alkyl Amines Chemicals	15,914	481,315
Archean Chemical Industries Ltd., NVS	38,322	291,909
Astec Lifesciences Ltd.	7,492	122,275
Atul Ltd.	18,381	1,562,925
Balaji Amines Ltd.	12,109	321,805
BASF India Ltd.	13,421	373,376
Bayer CropScience Ltd.	16,795	869,351
Carborundum Universal Ltd.	130,094	1,538,382
Castrol India Ltd.	492,124	682,928
Chambal Fertilisers and Chemicals Ltd.	207,329	688,165
Chemplast Sanmar Ltd.(a)	89,510	419,293
Clean Science and Technology	26,468	440,636
Coromandel International Ltd.	146,498	1,591,488
Deepak Fertilisers & Petrochemicals Corp. Ltd.	68,348	510,224
Deepak Nitrite Ltd.	84,952	1,847,070
EID Parry India Ltd.	99,002	601,348
Fine Organic Industries Ltd.	9,548	533,897
Fineotex Chemical Ltd.	49,362	135,710
Finolex Industries Ltd.	309,169	631,691
Galaxy Surfactants Ltd.	13,250	378,939
GHCL Ltd.	76,938	478,512
Gujarat Alkalies & Chemicals Ltd.	23,219	173,899
Gujarat Fluorochemicals Ltd.	27,368	1,040,337
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	96,464	613,067
Gujarat State Fertilizers & Chemicals Ltd.	248,190	375,355
Himadri Speciality Chemical Ltd.	240,305	242,456
Indigo Paints Ltd.	12,135	146,425
Jubilant Ingrevia Ltd.	88,785	478,361
Kansai Nerolac Paints Ltd.	167,832	817,100
Laxmi Organic Industries Ltd.	80,682	251,856
Linde India Ltd.	26,559	1,194,845
Meghmani Finechem Ltd.	15,882	196,386
Navin Fluorine International Ltd.	40,113	2,001,896
Neogen Chemicals Ltd.	12,719	194,628
NOCIL Ltd.	123,359	328,644

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Paradeep Phosphates Ltd., NVS	363,034	$240,066
PCBL Ltd.	209,003	300,166
Polyplex Corporation Ltd.	19,553	319,628
Privi Specility Chemical Ltd.	9,664	109,183
Rain Industries Ltd.	231,986	430,270
Rallis India Ltd.	95,736	227,411
Rashtriya Chemicals & Fertilizers Ltd.	173,451	204,419
Rossari Biotech Ltd.	17,288	129,977
Sharda Cropchem Ltd.	34,003	193,240
Solar Industries India Ltd.	33,817	1,602,622
Sumitomo Chemical India Ltd.	124,138	671,433
Supreme Industries Ltd.	79,118	2,641,237
Supreme Petrochem Ltd., NVS	81,984	368,547
Tata Chemicals Ltd.	174,541	2,056,682
Tatva Chintan Pharma Chem Ltd.	7,060	163,509
Vinati Organics Ltd.	32,009	729,245

		35,010,602

Commercial Services & Supplies — 0.3%
CMS Info Systems Ltd.	68,675	237,205
ION Exchange India Ltd.	9,135	372,495
SIS Ltd.(a)	44,007	190,831

		800,531

Communications Equipment — 0.3%
Sterlite Technologies Ltd.	224,503	430,338
Tejas Networks Ltd.(a)(b)	75,678	511,366

		941,704

Construction & Engineering — 3.2%
Dilip Buildcon Ltd.(b)	53,013	125,342
Engineers India Ltd.	309,427	266,891
G R Infraprojects Ltd.(a)	24,089	301,930
HG Infra Engineering Ltd.	24,355	210,841
IRB Infrastructure Developers Ltd., NVS	1,504,548	532,604
Kalpataru Power Transmission Ltd.	83,473	534,820
KEC International Ltd.	160,127	869,649
KNR Constructions Ltd.	173,945	538,344
NBCC India Ltd.	775,604	312,106
NCC Ltd./India	508,368	546,786
PNC Infratech Ltd.	143,806	475,686
Praj Industries Ltd.	136,642	579,776
Sterling and Wilson Renewable Energy Ltd.(a)	46,830	165,319
Techno Electric & Engineering Co. Ltd.	53,932	211,279
Voltas Ltd.	267,917	2,888,346

		8,559,719

Construction Materials — 2.7%
Birla Corp. Ltd.	33,910	356,775
Dalmia Bharat Ltd.	93,417	2,071,076
HeidelbergCement India Ltd.	68,974	143,415
India Cements Ltd. (The)	153,743	347,560
JK Cement Ltd.	43,314	1,447,396
JK Lakshmi Cement Ltd.	73,290	595,699
Nuvoco Vistas Corp. Ltd.(a)	132,852	562,004
Prism Johnson Ltd.(a)	159,220	200,525
Ramco Cements Ltd. (The)	132,456	1,143,887
Rhi Magnesita India Ltd.	49,898	386,483

		7,254,820

Consumer Finance — 2.2%
Cholamandalam Financial Holdings Ltd.	116,942	813,167
CreditAccess Grameen Ltd.(a)	58,155	678,373
Mahindra & Mahindra Financial Services Ltd.	691,148	2,102,909

Security	Shares	Value

Consumer Finance (continued)
Manappuram Finance Ltd.	632,609	$785,159
MAS Financial Services Ltd.(b)	20,567	202,679
Paisalo Digital Ltd.	304,667	218,201
Poonawalla Fincorp Ltd.	285,931	998,548
Spandana Sphoorty Financial Ltd.(a)	26,527	185,441

		5,984,477

Containers & Packaging — 0.1%
EPL Ltd.	176,041	341,568

Diversified Financial Services — 2.0%
Aditya Birla Capital Ltd.(a)	572,017	1,008,004
L&T Finance Holdings Ltd.	926,069	977,426
Piramal Enterprises Ltd.	147,906	1,377,392
REC Ltd.	1,476,085	2,039,597

		5,402,419

Diversified Telecommunication Services — 1.1%
HFCL Ltd.	857,110	661,276
Railtel Corp. of India Ltd.	119,937	158,721
Tata Communications Ltd.	124,258	1,815,394
Tata Teleservices Maharashtra Ltd.(a)	601,450	407,339

		3,042,730

Electric Utilities — 0.8%
CESC Ltd.	741,735	621,934
Reliance Infrastructure Ltd.(a)	243,789	385,341
Torrent Power Ltd.	179,610	1,099,332

		2,106,607

Electrical Equipment — 3.4%
Amara Raja Batteries Ltd.	117,029	785,372
Bharat Heavy Electricals Ltd.	1,084,395	914,737
Elecon Engineering Co. Ltd.	50,009	238,371
Finolex Cables Ltd.	76,717	654,743
Graphite India Ltd.	84,835	295,510
HEG Ltd.	17,094	198,902
Hitachi Energy India Ltd.	13,199	530,771
KEI Industries Ltd.	73,029	1,434,431
Olectra Greentech Ltd.	50,212	302,258
Polycab India Ltd.	55,932	2,082,949
Suzlon Energy Ltd.(a)	7,528,783	745,881
Triveni Turbine Ltd.	99,967	383,647
V-Guard Industries Ltd.	215,142	639,590

		9,207,162

Electronic Equipment, Instruments & Components — 0.5%
Redington Ltd.	681,435	1,403,058

Entertainment — 0.8%
Chennai Super Kings Cricket Ltd., (Acquired 10/08/15, Cost: $—)(c)(d)	206,787	25
Nazara Technologies Ltd.(a)	36,041	229,805
PVR Ltd.(a)	59,602	1,093,487
PVR Ltd., NVS	25,743	472,299
Saregama India Ltd.	84,629	337,993

		2,133,609

Equity Real Estate Investment Trusts (REITs) — 1.1%
Brookfield India Real Estate Trust(b)	147,572	475,558
Embassy Office Parks REIT	531,353	1,959,988
Mindspace Business Parks REIT(b)	184,388	651,545

		3,087,091

Food & Staples Retailing — 0.1%
Medplus Health Services Ltd.(a)	44,428	357,573

S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 1.5%
Avanti Feeds Ltd.	49,547	$219,081
Balrampur Chini Mills Ltd.	152,124	656,622
Bombay Burmah Trading Co.	22,137	237,856
CCL Products India Ltd.	91,142	602,698
Gujarat Ambuja Exports Ltd.	83,797	231,061
Hindustan Foods Ltd.(a)	35,896	249,581
Kaveri Seed Co. Ltd.	24,650	153,823
KRBL Ltd.	59,953	245,571
LT Foods Ltd.	183,290	213,960
Shree Renuka Sugars Ltd.(a)	786,149	414,087
Tata Coffee Ltd.	95,145	238,904
Triveni Engineering & Industries Ltd.	88,831	289,748
Zydus Wellness Ltd.	19,673	339,924

		4,092,916

Gas Utilities — 1.2%
Gujarat Gas Ltd.	214,381	1,308,794
Gujarat State Petronet Ltd.	351,417	1,201,877
Mahanagar Gas Ltd.	67,676	733,022

		3,243,693

Health Care Equipment & Supplies — 0.1%
Poly Medicure Ltd.	35,719	404,546

Health Care Providers & Services — 4.1%
Aster DM Healthcare Ltd.(a)(b)	155,882	419,791
Dr Lal PathLabs Ltd.(b)	46,454	1,117,114
Fortis Healthcare Ltd.(a)	564,268	1,823,298
Global Health Ltd., NVS	58,709	369,792
Krishna Institute Of Medical Sciences Ltd.(a)(b)	34,892	567,056
Max Healthcare Institute Ltd.(a)	966,732	4,979,559
Metropolis Healthcare Ltd.(b)	31,894	505,404
Narayana Hrudayalaya Ltd.	88,487	801,601
Rainbow Children’s Medicare Ltd.	38,778	347,142
Thyrocare Technologies Ltd.(b)	18,920	103,303
Vijaya Diagnostic Centre Pvt Ltd.	49,513	226,077

		11,260,137

Hotels, Restaurants & Leisure — 1.6%
Barbeque Nation Hospitality Ltd.(a)	24,800	215,177
Chalet Hotel Ltd.(a)	75,646	335,332
Delta Corp. Ltd.	81,044	183,917
Devyani International Ltd.(a)	298,413	549,484
Easy Trip Planners Ltd., NVS(a)	422,027	238,232
EIH Ltd.(a)	193,133	367,050
Lemon Tree Hotels Ltd.(a)(b)	537,089	505,592
Mahindra Holidays & Resorts India Ltd.(a)	76,213	251,936
Restaurant Brands Asia Ltd.(a)	336,832	380,271
Sapphire Foods India Ltd.(a)	39,577	592,605
Westlife Development Ltd.(a)	87,190	683,804

		4,303,400

Household Durables — 3.0%
Amber Enterprises India Ltd.(a)	20,986	478,288
Bajaj Electricals Ltd.	57,297	756,271
Borosil Ltd.(a)	36,375	139,974
Crompton Greaves Consumer Electricals Ltd.	752,512	2,763,566
Dixon Technologies India Ltd.	37,084	1,295,315
LA Opala RG Ltd.	49,475	212,986
Orient Electric Ltd.	158,990	525,539
Sheela Foam Ltd.(a)	36,461	517,059
Symphony Ltd.	21,389	302,394
TTK Prestige Ltd.	51,273	469,159

Security	Shares	Value

Household Durables (continued)
Whirlpool of India Ltd.	39,511	$622,816

		8,083,367

Household Products — 0.1%
Jyothy Labs Ltd.	184,193	423,696

Independent Power and Renewable Electricity Producers — 0.2%
Jaiprakash Power Ventures Ltd.(a)	3,811,442	306,143
Reliance Power Ltd.(a)	2,964,859	351,278

		657,421

Industrial Conglomerates — 0.7%
3M India Ltd.	3,508	970,809
Apar Industries Ltd.	19,912	553,470
Godrej Industries Ltd.(a)	62,299	315,805

		1,840,084

Insurance — 1.5%
Max Financial Services Ltd.(a)	279,440	2,338,867
PB Fintech Ltd.(a)	251,825	1,698,048

		4,036,915

Interactive Media & Services — 0.2%
Brightcom Group Ltd.	1,274,274	353,083
Just Dial Ltd.(a)	20,504	143,084

		496,167

Internet & Direct Marketing Retail — 0.1%
RattanIndia Enterprises Ltd.(a)	438,327	203,181

IT Services — 4.1%
BLS International Services Ltd.	104,640	196,588
Coforge Ltd.	34,189	1,776,168
Computer Age Management Services Ltd.	36,619	1,000,042
eClerx Services Ltd.	28,370	478,304
Firstsource Solutions Ltd.	394,569	537,115
Happiest Minds Technologies Ltd.	73,172	756,677
Hinduja Global Solutions Ltd.	15,975	251,891
Infibeam Avenues Ltd.	1,178,808	225,107
Mastek Ltd.	16,850	335,627
NIIT Ltd.	91,908	352,615
Persistent Systems Ltd.	61,885	3,583,840
Sonata Software Ltd.	104,797	920,128
Vakrangee Ltd.	633,454	166,500
Zensar Technologies Ltd.	126,894	445,069

		11,025,671

Life Sciences Tools & Services — 0.4%
Syngene International Ltd.(b)	150,019	1,053,171
Tarsons Products Ltd.(a)	20,329	145,886

		1,199,057

Machinery — 7.4%
AIA Engineering Ltd.	52,872	1,694,013
Ashok Leyland Ltd.	1,828,756	3,216,009
BEML Ltd., (Acquired 09/19/22, Cost: $432,135)(c)	23,344	350,864
BEML Ltd., NVS	25,071	88,496
Cochin Shipyard Ltd.(b)	48,104	262,944
Craftsman Automation Ltd.	6,729	270,433
Cummins India Ltd.	155,388	2,949,500
Elgi Equipments Ltd.	217,537	1,230,223
ESAB India Ltd.	5,809	262,691
Escorts Kubota Ltd.	40,113	1,007,028
GMM Pfaudler Ltd.	33,602	662,959
Greaves Cotton Ltd.	116,978	181,050
Grindwell Norton Ltd.	55,169	1,203,311

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Ingersoll Rand India Ltd.	10,050	$260,736
ISGEC Heavy Engineering Ltd.	36,480	194,484
Jamna Auto Industries Ltd.	219,554	268,062
Kennametal India Ltd.	7,004	169,410
Kirloskar Oil Engines Ltd.	73,675	280,719
KSB Ltd.	15,096	349,486
Lakshmi Machine Works Ltd.	3,992	520,344
MTAR Technologies Ltd.	21,035	431,119
Rolex Rings Ltd.(a)	15,266	339,260
SKF India Ltd.	30,792	1,661,463
Thermax Ltd.	51,951	1,352,001
Timken India Ltd.	28,110	1,002,665

		20,209,270

Marine — 0.1%
Shipping Corp. of India Ltd.	176,867	255,789

Media — 1.6%
Affle India Ltd.(a)	66,396	821,728
Network18 Media & Investments Ltd.(a)	190,759	134,602
Sun TV Network Ltd.	99,074	513,442
TV18 Broadcast Ltd.(a)	549,313	211,681
Zee Entertainment Enterprises Ltd.	1,076,861	2,545,841

		4,227,294

Metals & Mining — 3.1%
APL Apollo Tubes Ltd.	189,878	2,731,389
Godawari Power and Ispat Ltd.	53,126	219,514
Hindustan Copper Ltd.	238,122	279,854
Jindal Saw Ltd.	158,285	287,495
Jindal Stainless Hisar Ltd.(a)	117,561	696,192
Jindal Stainless Ltd.(a)	196,382	634,175
Kirloskar Ferrous Industries Ltd.	61,880	324,409
National Aluminium Co. Ltd.	1,029,546	973,590
Rajratan Global Wire Ltd.	19,401	169,354
Ramkrishna Forgings Ltd.	79,669	249,172
Ratnamani Metals & Tubes Ltd.	34,925	923,781
Sarda Energy & Minerals Ltd.	13,169	175,446
Usha Martin Ltd.	154,275	327,293
Welspun Corp. Ltd.	145,789	324,525

		8,316,189

Multiline Retail — 0.3%
Shoppers Stop Ltd.(a)	47,599	373,808
V-Mart Retail Ltd.	12,066	351,459

		725,267

Oil, Gas & Consumable Fuels — 1.0%
Aegis Logistics Ltd.	174,895	769,964
Great Eastern Shipping Co. Ltd. (The)	115,599	770,714
Gujarat Mineral Development Corp. Ltd.	99,758	160,903
Oil India Ltd.	337,709	1,006,654

		2,708,235

Paper & Forest Products — 0.6%
Century Plyboards India Ltd.	68,959	421,314
Century Textiles & Industries Ltd.	62,612	459,914
Greenpanel Industries Ltd.	59,399	201,354
JK Paper Ltd.	95,903	449,479
West Coast Paper Mills Ltd.	37,854	220,221

		1,752,282

Personal Products — 0.6%
Emami Ltd.	247,292	1,193,956

Security	Shares	Value

Personal Products (continued)
Gillette India Ltd.	8,118	$457,919

		1,651,875

Pharmaceuticals — 5.3%
Aarti Drugs Ltd.	46,990	208,065
Aarti Pharmalabs Ltd., NVS(a)	61,692	225,820
Ajanta Pharma Ltd.	47,881	684,380
Alembic Pharmaceuticals Ltd.	73,457	454,063
AstraZeneca Pharma India Ltd.	6,228	251,860
Caplin Point Laboratories Ltd.	28,803	227,526
Eris Lifesciences Ltd.(b)	51,151	392,486
FDC Ltd./India(a)	60,184	191,205
Gland Pharma Ltd.(a)(b)	36,928	588,780
GlaxoSmithKline Pharmaceuticals Ltd.	42,206	681,945
Glenmark Pharmaceuticals Ltd.	175,747	910,971
Granules India Ltd.	180,907	612,567
Hikal Ltd.	54,678	195,287
Indoco Remedies Ltd.	45,916	199,427
Ipca Laboratories Ltd.	173,821	1,698,034
JB Chemicals & Pharmaceuticals Ltd.	43,362	1,016,369
Jubilant Pharmova Ltd.	78,987	292,206
Laurus Labs Ltd.(b)	435,100	1,653,225
Natco Pharma Ltd.	101,929	662,915
Piramal Pharma Ltd., NVS(a)	590,914	564,494
Procter & Gamble Health Ltd.	9,305	526,257
Sanofi India Ltd.	10,041	709,546
Strides Pharma Science Ltd.(a)	74,166	268,561
Sun Pharma Advanced Research Co. Ltd.(a)	69,076	158,845
Suven Pharmaceuticals Ltd.	126,730	735,325
Wockhardt Ltd.(a)	63,515	143,725

		14,253,884

Professional Services — 0.5%
Latent View Analytics Ltd.(a)	51,052	213,479
Quess Corp. Ltd.(b)	93,378	398,983
RITES Ltd.	61,209	241,402
TeamLease Services Ltd.(a)	13,843	420,649

		1,274,513

Real Estate Management & Development — 2.5%
Brigade Enterprises Ltd.	143,667	846,717
Indiabulls Real Estate Ltd.(a)	536,371	373,382
Mahindra Lifespace Developers Ltd.	96,297	433,403
NESCO Ltd.	26,588	166,781
Oberoi Realty Ltd.	158,527	1,642,483
Phoenix Mills Ltd. (The)	122,354	2,045,899
Prestige Estates Projects Ltd.	174,773	857,518
Sobha Ltd.	47,333	329,591
Sunteck Realty Ltd.	62,130	226,025

		6,921,799

Road & Rail — 0.1%
VRL Logistics Ltd.	33,755	222,980

Semiconductors & Semiconductor Equipment — 0.1%
Borosil Renewables Ltd.(a)	56,401	319,973

Software — 2.6%
Birlasoft Ltd.	208,516	693,332
CE Info Systems Ltd.	13,459	186,571
Cyient Ltd.	103,214	1,178,166
Intellect Design Arena Ltd.	101,688	552,859
KPIT Technologies Ltd.	202,072	2,025,317
Oracle Financial Services Software Ltd.	26,901	1,030,560

S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Rategain Travel Technologies Ltd.(a)	40,460	$172,377
Route Mobile Ltd.	30,937	502,573
Tanla Platforms Ltd.	82,861	675,822

		7,017,577

Specialty Retail — 0.2%
Arvind Fashions Ltd.(a)	67,621	226,457
Go Fashion India Ltd.(a)	23,251	257,766
PC Jeweller Ltd.(a)	214,660	70,370

		554,593

Textiles, Apparel & Luxury Goods — 3.2%
Aditya Birla Fashion and Retail Ltd.(a)	413,602	1,148,177
Alok Industries Ltd.(a)	1,506,933	227,783
Bata India Ltd.	64,042	1,092,479
Campus Activewear Ltd.(a)	75,901	371,437
Garware Technical Fibres Ltd.	11,558	410,830
Indo Count Industries Ltd.	83,764	130,650
KPR Mill Ltd.	106,449	740,180
LUX Industries Ltd.(a)	9,594	147,613
Mirza International Ltd.(a)	53,626	179,364
Rajesh Exports Ltd.	73,561	585,084
Raymond Ltd.	41,465	636,741
Relaxo Footwears Ltd.	62,017	583,224
Safari Industries India Ltd.	13,594	332,244
Trident Ltd.	1,577,573	577,683
Vaibhav Global Ltd.	60,705	237,917
Vardhman Textiles Ltd.(a)	143,105	532,472
VIP Industries Ltd.	78,869	608,067
Welspun India Ltd.	305,932	245,668

		8,787,613

Thrifts & Mortgage Finance — 2.2%
Aavas Financiers Ltd.(a)	59,075	1,305,506
Aptus Value Housing Finance India Ltd.	124,691	364,781
Can Fin Homes Ltd.	66,793	464,338

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Home First Finance Company India Ltd.(a)(b)	32,338	$283,247
IIFL Finance Ltd.	165,621	857,669
Indiabulls Housing Finance Ltd.(a)	411,225	500,800
LIC Housing Finance Ltd.	376,865	1,596,721
PNB Housing Finance Ltd.(a)(b)	73,587	531,170

		5,904,232

Tobacco — 0.2%
Godfrey Phillips India Ltd.	15,544	333,707
VST Industries Ltd.	4,710	176,066

		509,773

Trading Companies & Distributors — 0.4%
IndiaMART Intermesh Ltd.(b)	17,161	1,005,646

Transportation Infrastructure — 0.6%
GMR Airports Infrastructure Ltd.(a)	2,631,627	1,205,737
Gujarat Pipavav Port Ltd.	330,007	418,928

		1,624,665

Wireless Telecommunication Services — 0.4%
Vodafone Idea Ltd.(a)	12,003,065	986,466

Total Investments — 99.8% (Cost: $286,764,589)		270,612,413

Other Assets Less Liabilities — 0.2%		423,611

Net Assets — 100.0%		$271,036,024

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,200,334, representing 0.4% of its net assets as of period end, and an original cost of $3,986,611.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$1,770,000	$—	$(1,770,000	)(b)	$—	$—	$—	—	$53,734	$2

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SGX Nifty 50 Index	20	03/29/23	$695	$(19,763)

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI India Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$19,763	$—	$—	$—	$19,763

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(54,738)	$—	$—	$—	$(54,738)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$18,239	$—	$—	$—	$18,239

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,126,450

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$8,706,509	$261,905,879	$25	$270,612,413

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(19,763)	$—	$(19,763)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Statements of Assets and Liabilities (unaudited)

February 28, 2023

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF (Consolidated)

ASSETS
Investments, at value — unaffiliated(a)	$4,440,556,611	$270,612,413
Cash	15,198,386	651,475
Cash pledged for futures contracts	924,000	54,000
Foreign currency, at value(b)	3,613,055	133,399
Receivables:
Investments sold	26,046,485	9,312,513
Dividends — unaffiliated	1,616,833	204,265
Dividends — affiliated	179,129	16,402

Total assets	4,488,134,499	280,984,467

LIABILITIES
Payables:
Investments purchased	30,067,184	9,785,902
Investment advisory fees	2,297,632	157,101
Variation margin on futures contracts	93,902	5,440

Total liabilities	32,458,718	9,948,443

NET ASSETS	$4,455,675,781	$271,036,024

NET ASSETS CONSIST OF
Paid-in capital	$3,960,186,021	$265,872,255
Accumulated earnings	495,489,760	5,163,769

NET ASSETS	$4,455,675,781	$271,036,024

NET ASSETVALUE
Shares outstanding	114,750,000	5,400,000

Net asset value	$38.83	$50.19

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$6,598,990,435	$286,764,589
(b) Foreign currency, at cost	$3,611,796	$133,345

See notes to financial statements.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 28, 2023

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF (Consolidated)

INVESTMENT INCOME
Dividends — unaffiliated	$23,742,016	$1,570,675
Dividends — affiliated	811,195	53,734
Foreign taxes withheld	(5,799,495)	(271,949)

Total investment income	18,753,716	1,352,460

EXPENSES
Investment advisory	14,395,990	1,103,289
Commitment costs	26,256	1,977
Interest expense	—	150,287

Total expenses	14,422,246	1,255,553

Net investment income	4,331,470	96,907

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	1,798,316,543	78,638,471
Capital gain distributions from underlying funds — affiliated	11	2
Foreign currency transactions	(2,749,722)	(1,884,355)
Futures contracts	(142,938)	(54,738)

	1,795,423,894	76,699,380

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(2,304,771,928)	(100,906,131)
Foreign currency translations	69,705	(1,330)
Futures contracts	86,693	18,239

	(2,304,615,530)	(100,889,222)

Net realized and unrealized loss	(509,191,636)	(24,189,842)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(504,860,166)	$(24,092,935)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(4,633,078)	$(5,193,101)
(b) Net of reduction in deferred foreign capital gain tax of	$29,998,706	$4,739,617

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Changes in Net Assets

	iShares MSCI India ETF		iShares MSCI India Small-Cap ETF (Consolidated)
	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22 (a)	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,331,470	$25,600,458	$96,907		$275,777
Net realized gain	1,795,423,894	2,081,503,169	76,699,380		29,257,151
Net change in unrealized appreciation (depreciation)	(2,304,615,530)	(2,523,600,088)	(100,889,222)		(53,555,310)

Net decrease in net assets resulting from operations	(504,860,166)	(416,496,461)	(24,092,935)		(24,022,382)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—	(374,889,807)	(22,364	)(c)	(5,222,073)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	774,917,642	(1,373,587,175)	(9,648,578)		4,578,598

NET ASSETS
Total increase (decrease) in net assets	270,057,476	(2,164,973,443)	(33,763,877)		(24,665,857)
Beginning of period	4,185,618,305	6,350,591,748	304,799,901		329,465,758

End of period	$4,455,675,781	$4,185,618,305	$271,036,024		$304,799,901

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI India ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	(a)	Year Ended 08/31/21	(a)	Year Ended 08/31/20	(a)	Year Ended 08/31/19	(a)	Year Ended 08/31/18	(a)

Net asset value, beginning of period	$43.22		$48.79		$33.37		$32.38		$35.68		$34.20

Net investment income(b)	0.04		0.21		0.14		0.14		0.29		0.25
Net realized and unrealized gain (loss)(c)		(4.43)	(2.87)		15.35		0.96		(3.00)		1.54

Net increase (decrease) from investment operations		(4.39)	(2.66)		15.49		1.10		(2.71)		1.79

Distributions(d)
From net investment income	—		(2.91)		(0.07)		(0.11)		(0.49)		(0.31)
Return of capital	—		—		—		—		(0.10)		—

Total distributions	—		(2.91)		(0.07)		(0.11)		(0.59)		(0.31)

Net asset value, end of period	$38.83		$43.22		$48.79		$33.37		$32.38		$35.68

Total Return(e)
Based on net asset value	(10.10	)%(f)	(5.66)%		46.54%		3.40%		(7.61)%		5.26%

Ratios to Average Net Assets(g)
Total expenses	0.65	%(h)	0.68%		0.65%		0.69%		0.69%		0.68%

Net investment income	0.19	%(h)	0.47%		0.35%		0.43%		0.86%		0.72%

Supplemental Data
Net assets, end of period (000)	$4,455,676		$4,185,618		$6,350,592		$3,093,833		$4,899,749		$5,082,120

Portfolio turnover rate(i)	9	%(j)	95	%(j)	25	%(j)	25	%(j)	9	%(j)	10	%(j)

(a)   Consolidated Financial Highlights.

(b)   Based on average shares outstanding.

(c)   The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)   Where applicable, assumes the reinvestment of distributions.

(f)   Not annualized.

(g)   Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)   Annualized.

(i) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(j) Portfolio turnover rate excluding cash creations was as follows:		5%	91%		17%		19%		6%		5%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI India Small-Cap ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18

Net asset value, beginning of period	$54.43		$57.80		$34.60		$33.39		$44.10		$46.27

Net investment income (loss)(a)	0.02		0.04		(0.01)		0.15		0.10		(0.00	)(b)

Net realized and unrealized gain (loss)(c)		(4.26)	(2.64)		23.26		1.88		(10.60)		(1.06)

Net increase (decrease) from investment operations		(4.24)	(2.60)		23.25		2.03		(10.50)		(1.06)

Distributions(d)
From net investment income	(0.00	)(b)(e)	(0.77)		(0.05)		(0.82)		(0.21)		(0.63)
Return of capital	—		—		(0.00	)(b)	—		—		(0.48)

Total distributions	(0.00	)(b)	(0.77)		(0.05)		(0.82)		(0.21)		(1.11)

Net asset value, end of period	$50.19		$54.43		$57.80		$34.60		$33.39		$44.10

Total Return(f)
Based on net asset value	(7.78	)%(g)	(4.61)%		67.25%		6.35%		(23.88)%		(2.36)%

Ratios to Average Net Assets(h)
Total expenses	0.79	%(i)(j)(k)	0.74%		0.74%		0.81%		0.76%		0.77%

Net investment income (loss)	0.07	%(i)	0.08%		(0.01)%		0.45%		0.28%		(0.00	)%(l)

Supplemental Data
Net assets, end of period (000)	$271,036		$304,800		$329,466		$193,770		$270,433		$282,264

Portfolio turnover rate(m)	117	%(n)	56	%(n)	55	%(n)	32	%(n)	24	%(n)	49	%(n)

(a)   Based on average shares outstanding.

(b)   Rounds to less than $0.01.

(c)   The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)   A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

(f)   Where applicable, assumes the reinvestment of distributions.

(g)   Not annualized.

(h)   Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(i) Annualized.

(j) Interest expense was not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.84%.

(k)   Includes non-recurring expense of Interest expense. Without this cost, total expenses would have been 0.74%.

(l) Rounds to less than 0.01%.

(m)  Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(n) Portfolio turnover rate excluding cash creations was as follows:		112%	37%		37%		28%		19%		31%

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI India	Non-diversified
MSCI India Small-Cap	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for MSCI India Small-Cap includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (a “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, MSCI India Small-Cap expects to obtain certain benefits under a current tax treaty between Mauritius and India. The net assets of the Subsidiary as of period end was $953,567, which is 0.4% of MSCI India Small-Cap’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.

Effective November 17, 2022, iShares MSCI India Small-Cap ETF transferred substantially all of the assets of MSCI India Small-Cap’s wholly owned Mauritius Subsidiary to MSCI India Small-Cap through on-exchange transactions in India. MSCI India Small-Cap recognized a net realized gain of $86,245,896 as a result of this transaction. After the transfer, MSCI India Small-Cap began making new investments in India directly.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Consolidated Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

MSCI India Small-Cap has conducted investment activities in India through its Subsidiary and, where applicable, expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, MSCI India Small-Cap must have commercial

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements  (unaudited) (continued)

substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. MSCI India Small-Cap has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the Financial Services Commission (the “FSC”), the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its Consolidated Statements of Operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI India ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $4 billion	0.6500%
Over $4 billion, up to and including $6 billion	0.6175
Over $6 billion, up to and including $8 billion	0.5867
Over $8 billion	0.5573

For its investment advisory services to the iShares MSCI India Small-Cap ETF, BFAis entitled to an annual investment advisory fee of 0.74%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements  (unaudited) (continued)

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI India	$1,179,458,294	$387,837,023
MSCI India Small-Cap	344,713,347	355,829,388

There were no in-kind transactions for the six months ended February 28, 2023.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

MSCI India	$337,313,909
MSCI India Small-Cap	28,005,798

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI India	$5,133,801,463	$1,696,409,935	$(2,390,021,065)	$(693,611,130)
MSCI India Small-Cap	308,367,387	6,705,845	(44,480,582)	(37,774,737)

8.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b)

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2023, the Funds did not borrow under the Syndicated Credit Agreement.

Effective April 21, 2022, the Funds, along with certain other iShares funds (“Mauritius Participating Funds”), were parties to a $1.50 billion unsecured and uncommitted line of credit (“Uncommitted Liquidity Facility”) with State Street Bank and Trust Company, which was used solely to facilitate trading associated with the closure of each Fund’s Mauritius subsidiary. The Uncommitted Liquidity Facility had interest at a rate equal to the higher of (a) the U.S. Federal Funds rate (not less than zero) plus 1.25% per annum or (b) the Overnight Bank Funding rate (not less than zero) plus 1.25% per annum on amounts borrowed. The Uncommitted Liquidity Facility was terminated on December 7, 2022.

During the six months ended February 28, 2023, iShares MSCI India ETF did not borrow under the Uncommitted Liquidity Facility.

For the six months ended February 28, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Uncommitted Liquidity Facility were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI India Small-Cap	$70,000,000	$7,171,271	4.19%

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements  (unaudited) (continued)

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

MSCI India
Shares sold	22,700,000	$969,247,609	7,750,000	$344,412,931
Shares redeemed	(4,800,000)	(194,329,967)	(41,050,000)	(1,718,000,106)

	17,900,000	$774,917,642	(33,300,000)	$(1,373,587,175)

MSCI India Small-Cap
Shares sold	250,000	$13,792,155	1,100,000	$67,453,633
Shares redeemed	(450,000)	(23,440,733)	(1,200,000)	(62,875,035)

	(200,000)	$(9,648,578)	(100,000)	$4,578,598

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI India ETF and iShares MSCI India Small-Cap ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI India Small-Cap(a)	$—	$—	$0.003823	$0.003823	—%	—%	100%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	29

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	31

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-809-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Currency Hedged MSCI Canada ETF | HEWC | NYSE Arca

•	iShares Currency Hedged MSCI Eurozone ETF | HEZU | NYSE Arca

•	iShares Currency Hedged MSCI Germany ETF | HEWG | NASDAQ

•	iShares Currency Hedged MSCI Japan ETF | HEWJ | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® Currency Hedged MSCI Canada ETF

Investment Objective

The iShares Currency Hedged MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Canadian equities while mitigating exposure to fluctuations between the value of the Canadian dollar and the U.S. dollar, as represented by the MSCI Canada 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Canada ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.26%	(0.93)%	8.94%	7.61%	(0.93)%	53.45%	75.52%
Fund Market	7.20	(0.96)	8.96	7.61	(0.96)	53.60	75.55
Index	7.06	(0.94)	8.84	7.62	(0.94)	52.71	75.60

The inception date of the Fund was June 29, 2015. The first day of secondary market trading was July 1, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,072.60	$0.15		$1,000.00	$1,024.60	$0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	99.7%
Short-term Investments	44.3
Forward foreign currency exchange contracts, net cumulative appreciation	2.2
Other assets less liabilities	(46.2)

SECTOR ALLOCATION (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Financials	37.4%
Energy	18.0
Industrials	11.9
Materials	10.9
Information Technology	6.8
Consumer Staples	4.7
Consumer Discretionary	3.7
Utilities	3.4
Communication Services	2.6
Real Estate	0.6

(a)	Excludes money market funds.

4	2023 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® Currency Hedged MSCI Eurozone ETF

Investment Objective

The iShares Currency Hedged MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries which use the euro as their official currency while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI EMU 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Eurozone ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	19.99%	11.80%	8.06%	7.74%	11.80%	47.35%	90.48%
Fund Market	20.00	11.80	8.08	7.74	11.80	47.47	90.43
Index	19.98	10.12	7.88	7.91	10.12	46.15	93.01

The inception date of the Fund was July 9, 2014. The first day of secondary market trading was July 10, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,199.90	$0.16		$1,000.00	$1,024.60	$0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	99.6%
Short-term Investments	0.1
Forward foreign currency exchange contracts, net cumulative appreciation	2.7
Other assets less liabilities	(2.4)

SECTOR ALLOCATION (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Financials	17.1%
Consumer Discretionary	16.0
Industrials	15.9
Information Technology	12.7
Consumer Staples	7.9
Health Care	7.8
Materials	6.3
Utilities	5.9
Energy	5.0
Communication Services	4.4
Real Estate	1.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023	iShares® Currency Hedged MSCI Germany ETF

Investment Objective

The iShares Currency Hedged MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization German equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Germany 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Germany ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	21.50%	6.75%	4.50%	5.79%	6.75%	24.59%	66.65%
Fund Market	21.38	6.63	4.47	5.77	6.63	24.46	66.46
Index	21.20	4.81	4.58	6.02	4.81	25.10	70.04

The inception date of the Fund was January 31, 2014. The first day of secondary market trading was February 4, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,215.00	$0.11		$1,000.00	$1,024.70	$0.10		0.02%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	99.7%
Short-term Investments	0.0 (a)
Forward foreign currency exchange contracts, net cumulative appreciation	2.9
Other assets less liabilities	(2.6)

(a)	Rounds to less than 0.1%.

SECTOR ALLOCATION (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Industrials	18.8%
Financials	17.9
Consumer Discretionary	16.5
Information Technology	13.5
Health Care	11.3
Materials	6.6
Communication Services	6.5
Utilities	4.1
Consumer Staples	2.8
Real Estate	2.0

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® Currency Hedged MSCI Japan ETF

Investment Objective

The iShares Currency Hedged MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the MSCI Japan 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Japan ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.72%	9.96%	6.46%	8.19%	9.96%	36.77%	104.32%
Fund Market	4.66	9.90	6.44	8.18	9.90	36.64	104.18
Index	4.35	10.93	6.85	8.45	10.93	39.25	108.92

The inception date of the Fund was January 31, 2014. The first day of secondary market trading was February 4, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,047.20	$0.05		$1,000.00	$1,024.70	$0.05		0.01%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
Investment Companies	100.1%
Short-term Investments	0.0 (a)
Forward foreign currency exchange contracts, net cumulative appreciation	4.9
Other assets less liabilities	(5.0)

(a)	Rounds to less than 0.1%.

SECTOR ALLOCATION (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Industrials	22.3%
Consumer Discretionary	18.1
Information Technology	13.6
Financials	12.4
Health Care	9.2
Communication Services	8.0
Consumer Staples	6.7
Materials	4.8
Real Estate	3.1
Utilities	1.0
Energy	0.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® Currency Hedged MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.7%
iShares MSCI Canada ETF(a)(b)	425,957	$14,503,836

Total Investment Companies (Cost: $15,597,301)		14,503,836

Short-Term Securities

Money Market Funds — 44.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
4.81%(a)(c)(d)	6,432,955	6,436,815

Total Short-Term Securities — 44.3% (Cost: $6,436,815)		6,436,815

Total Investments in Securities — 144.0% (Cost: $22,034,116)		20,940,651

Liabilities in Excess of Other Assets — (44.0)%		(6,394,625)

Net Assets — 100.0%		$14,546,026

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$6,438,713	(a)	$—		$(1,898)	$—	$6,436,815	6,432,955	$25,798	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—		0	(a)	—	—	—	—	423		—
iShares MSCI Canada ETF	21,141,688	2,990,551		(9,614,143)		278,591	(292,851)	14,503,836	425,957	207,852		—

						$276,693	$(292,851)	$20,940,651		$234,073		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	14,188,517	CAD	18,929,000	BNP Paribas SA	03/02/23	$315,964

USD	667,125	CAD	890,000	Citibank N.A.	03/02/23	14,868

USD	199,110	CAD	271,000	BNP Paribas SA	04/04/23	444

USD	14,390,424	CAD	19,586,000	State Street Bank and Trust Co.	04/04/23	32,194

						363,470

CAD	233,000	USD	175,128	Citibank N.A.	03/02/23	(4,368)

CAD	19,586,000	USD	14,386,132	State Street Bank and Trust Co.	03/02/23	(32,082)

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Currency Hedged MSCI Canada ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	54,000	USD	39,674	Bank of America N.A.	04/04/23	$(87)

						(36,537)

						$326,933

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$363,470	$—	$—	$363,470

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$36,537	$—	$—	$36,537

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$1,020,806	$—	$—	$1,020,806

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$(200,158)	$—	$—	$(200,158)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts

Average amounts purchased — in USD	$15,712,727

Average amounts sold — in USD	$31,799,496

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:

Forward foreign currency exchange contracts	$363,470	$36,537

Total derivative assets and liabilities in the Statement of Assets and Liabilities	363,470	36,537

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	363,470	36,537

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Currency Hedged MSCI Canada ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

BNP Paribas SA	$316,408	$—	$—	$—	$316,408

Citibank N.A.	14,868	(4,368)	—	—	10,500

State Street Bank and Trust Co.	32,194	(32,082)	—	—	112

	$363,470	$(36,450)	$—	$—	$327,020

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(d)

Bank of America N.A.	$87	$—	$—	$—	$87

Citibank N.A.	4,368	(4,368)	—	—	—

State Street Bank and Trust Co.	32,082	(32,082)	—	—	—

	$36,537	$(36,450)	$—	$—	$87

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$14,503,836	$—	$—	$14,503,836
Short-Term Securities
Money Market Funds	6,436,815	—	—	6,436,815

	$20,940,651	$—	$—	$20,940,651

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$363,470	$—	$363,470
Liabilities
Foreign Currency Exchange Contracts	—	(36,537)	—	(36,537)

	$—	$326,933	$—	326,933

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) February 28, 2023	iShares® Currency Hedged MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.6%
iShares MSCI Eurozone ETF(a)	6,991,266	$304,679,372

Total Investment Companies (Cost: $336,887,306)		304,679,372

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(a)(b)	250,000	250,000

Total Short-Term Securities — 0.1% (Cost: $250,000)		250,000

Total Investments in Securities — 99.7% (Cost: $337,137,306)		304,929,372

Other Assets Less Liabilities — 0.3%		870,517

Net Assets — 100.0%		$305,799,889

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(4,234	)(b)	$4,234	$—	$—	—	$33,112	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,610,000	—	(1,360,000	)(b)	—	—	250,000	250,000	13,389	—
iShares MSCI Eurozone ETF	352,789,764	169,552,600	(281,612,559)		(28,717,014)	92,666,581	304,679,372	6,991,266	1,196,987	—

					$(28,712,780)	$92,666,581	$304,929,372		$1,243,488	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	19,962,907	EUR	18,348,000	Bank of America N.A.	03/02/23	$556,234

USD	1,610,154	EUR	1,505,000	BNP Paribas SA	03/02/23	18,317

USD	95,361	EUR	90,000	Citibank N.A.	03/02/23	168

USD	1,552,116	EUR	1,446,000	Deutsche Bank Securities Inc.	03/02/23	22,682

USD	17,069,670	EUR	15,658,000	JPMorgan Chase Bank N.A.	03/02/23	508,209

USD	267,955,627	EUR	246,279,345	State Street Bank and Trust Co.	03/02/23	7,466,054

USD	12,463,051	EUR	11,729,000	Citibank N.A.	04/04/23	32,810

USD	6,203,498	EUR	5,851,000	JPMorgan Chase Bank N.A.	04/04/23	2,685

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Currency Hedged MSCI Eurozone ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	287,020,063	EUR	270,110,345	State Street Bank and Trust Co.	04/04/23	$760,645

						9,367,804

EUR	82,000	USD	89,681	BNP Paribas SA	03/02/23	(2,950)

EUR	89,000	USD	95,488	Deutsche Bank Securities Inc.	03/02/23	(1,353)

EUR	6,024,000	USD	6,518,824	JPMorgan Chase Bank N.A.	03/02/23	(147,241)

EUR	280,089,345	USD	297,241,217	State Street Bank and Trust Co.	03/02/23	(990,821)

USD	3,120,329	EUR	2,958,000	JPMorgan Chase Bank N.A.	03/02/23	(8,346)

						(1,150,711)

						$8,217,093

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments

Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$9,367,804	$—	$—	$9,367,804

Liabilities — Derivative Financial Instruments

Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$1,150,711	$—	$—	$1,150,711

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$(12,907,240)	$—	$—	$(12,907,240)

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$2,140,780	$—	$—	$2,140,780

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts

Average amounts purchased — in USD	$317,137,735

Average amounts sold — in USD	$624,130,823

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$9,367,804	$1,150,711

Total derivative assets and liabilities in the Statement of Assets and Liabilities	9,367,804	1,150,711
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	9,367,804	1,150,711

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Currency Hedged MSCI Eurozone ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A.	$556,234	$—	$—	$—	$556,234

BNP Paribas SA	18,317	(2,950)	—	—	15,367

Citibank N.A.	32,978	—	—	—	32,978

Deutsche Bank Securities Inc.	22,682	(1,353)	—	—	21,329

JPMorgan Chase Bank N.A.	510,894	(155,587)	—	—	355,307

State Street Bank and Trust Co.	8,226,699	(990,821)	—	—	7,235,878

	$9,367,804	$(1,150,711)	$—	$—	$8,217,093

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)(d)

BNP Paribas SA	$2,950	$(2,950)	$—	$—	$—

Deutsche Bank Securities Inc.	1,353	(1,353)	—	—	—

JPMorgan Chase Bank N.A.	155,587	(155,587)	—	—	—

State Street Bank and Trust Co.	990,821	(990,821)	—	—	—

	$1,150,711	$(1,150,711)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$304,679,372	$—	$—	$304,679,372
Short-Term Securities
Money Market Funds	250,000	—	—	250,000

	$304,929,372	$—	$—	$304,929,372

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$9,367,804	$—	$9,367,804
Liabilities
Foreign Currency Exchange Contracts	—	(1,150,711)	—	(1,150,711)

	$—	$8,217,093	$—	8,217,093

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 3 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® Currency Hedged MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.7%
iShares MSCI Germany ETF(a)	1,329,256	$36,275,396

Total Investment Companies (Cost: $45,836,332)		36,275,396

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(a)(b)	10,000	10,000

Total Short-Term Securities — 0.0% (Cost: $10,000)		10,000

Total Investments in Securities — 99.7% (Cost: $45,846,332)		36,285,396

Other Assets Less Liabilities — 0.3%		115,987

Net Assets — 100.0%		$36,401,383

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(7,297	)(b)	$7,297	$—	$—	—	$120,149	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	—	0	(b)	—	—	10,000	10,000	417	—
iShares MSCI Germany ETF	36,246,996	141,380,775	(149,890,540)		(1,554,210)	10,092,375	36,275,396	1,329,256	12,799	—

					$(1,546,913)	$10,092,375	$36,285,396		$133,365	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	2,904,000	USD	3,063,366	JPMorgan Chase Bank N.A.	03/02/23	$8,194

USD	3,105,196	EUR	2,854,000	Bank of America N.A.	03/02/23	86,521

USD	41,843	EUR	39,000	BNP Paribas SA	03/02/23	593

USD	3,065,579	EUR	2,856,000	Canadian Imperial Bank of Commerce	03/02/23	44,788

USD	19,216	EUR	18,000	Citibank N.A.	03/02/23	178

USD	1,551,700	EUR	1,462,000	HSBC Bank PLC	03/02/23	5,343

USD	1,564,773	EUR	1,457,000	Morgan Stanley & Co. International PLC	03/02/23	23,705

USD	34,763,756	EUR	31,952,000	State Street Bank and Trust Co.	03/02/23	968,138

USD	1,512,735	EUR	1,426,000	UBS AG	03/02/23	4,455

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Currency Hedged MSCI Germany ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,536,773	EUR	1,430,000	Westpac Banking Corp.	03/02/23	$24,262

USD	1,420,675	EUR	1,337,000	Citibank N.A.	04/04/23	3,740

USD	161,368	EUR	152,000	JPMorgan Chase Bank N.A.	04/04/23	280

USD	34,955,388	EUR	32,896,000	State Street Bank and Trust Co.	04/04/23	92,637

						1,262,834

EUR	1,514,000	USD	1,624,370	Bank of New York	03/02/23	(23,013)

EUR	78,000	USD	83,161	HSBC Bank PLC	03/02/23	(660)

EUR	5,778,000	USD	6,184,428	JPMorgan Chase Bank N.A.	03/02/23	(73,040)

EUR	33,220,000	USD	35,239,070	State Street Bank and Trust Co.	03/02/23	(102,288)

						(199,001)

						$1,063,833

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments

Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$1,262,834	$—	$—	$1,262,834

Liabilities — Derivative Financial Instruments

Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$199,001	$—	$—	$199,001

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$(1,887,494)	$—	$—	$(1,887,494)

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$410,715	$—	$—	$410,715

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts

Average amounts purchased — in USD	$50,299,369

Average amounts sold — in USD	$88,694,399

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Currency Hedged MSCI Germany ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1,262,834	$199,001

Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,262,834	199,001
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	1,262,834	199,001

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A.	$86,521	$—	$—	$—	$86,521

BNP Paribas SA	593	—	—	—	593

Canadian Imperial Bank of Commerce	44,788	—	—	—	44,788

Citibank N.A.	3,918	—	—	—	3,918

HSBC Bank PLC	5,343	(660)	—	—	4,683

JPMorgan Chase Bank N.A.	8,474	(8,474)	—	—	—

Morgan Stanley & Co. International PLC	23,705	—	—	—	23,705

State Street Bank and Trust Co.	1,060,775	(102,288)	—	—	958,487

UBS AG	4,455	—	—	—	4,455

Westpac Banking Corp.	24,262	—	—	—	24,262

	$1,262,834	$(111,422)	$—	$—	$1,151,412

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)(d)

Bank of New York	$23,013	$—	$—	$—	$23,013

HSBC Bank PLC	660	(660)	—	—	—

JPMorgan Chase Bank N.A.	73,040	(8,474)	—	—	64,566

State Street Bank and Trust Co.	102,288	(102,288)	—	—	—

	$199,001	$(111,422)	$—	$—	$87,579

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Long-Term Investments

Investment Companies	$36,275,396	$—	$—	$36,275,396

Short-Term Securities

Money Market Funds	10,000	—	—	10,000

	$36,285,396	$—	$—	$36,285,396

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Currency Hedged MSCI Germany ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$1,262,834	$—	$1,262,834
Liabilities
Foreign Currency Exchange Contracts	—	(199,001)	—	(199,001)

	$—	$1,063,833	$—	1,063,833

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® Currency Hedged MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.1%
iShares MSCI Japan ETF(a)	2,339,661	$130,880,636

Total Investment Companies (Cost: $159,187,509)		130,880,636

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(a)(b)	60,000	60,000

Total Short-Term Securities — 0.0% (Cost: $60,000)		60,000

Total Investments in Securities — 100.1% (Cost: $159,247,509)		130,940,636

Liabilities in Excess of Other Assets — (0.1)%		(162,940)

Net Assets — 100.0%		$130,777,696

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$14,773	(b)	$—		$(14,773)	$—	$—	—	$27,047	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,710,000	—		(1,650,000	)(b)	—	—	60,000	60,000	19,324	—
iShares MSCI Japan ETF	463,540,692	196,271,269		(535,094,407)		(83,359,866)	89,522,948	130,880,636	2,339,661	457,576	—

						$(83,374,639)	$89,522,948	$130,940,636		$503,947	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	17,293,620,000	USD	126,958,264	BNP Paribas SA	03/02/23	$55,947
USD	4,251,259	JPY	545,721,000	Bank of New York	03/02/23	243,173
USD	126,176,257	JPY	16,359,562,000	BNP Paribas SA	03/02/23	6,022,300
USD	164,533	JPY	22,124,000	Citibank N.A.	03/02/23	2,042
USD	2,824,846	JPY	375,115,000	JPMorgan Chase Bank N.A.	03/02/23	69,788
USD	4,431,016	JPY	574,082,000	UBS AG	03/02/23	214,630
JPY	382,375,000	USD	2,821,047	Bank of America N.A.	04/04/23	351
USD	824,475	JPY	111,550,000	Bank of America N.A.	04/04/23	1,391

						6,609,622

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Currency Hedged MSCI Japan ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	4,397,000	USD	34,336	Bank of America N.A.	03/02/23	$(2,042)
JPY	534,074,000	USD	4,084,349	Bank of New York	03/02/23	(161,805)
JPY	4,945,000	USD	37,325	BNP Paribas SA	03/02/23	(1,006)
JPY	39,568,000	USD	305,172	Citibank N.A.	03/02/23	(14,562)
USD	127,546,957	JPY	17,293,620,000	BNP Paribas SA	04/04/23	(56,010)
USD	5,568,222	JPY	754,987,000	Citibank N.A.	04/04/23	(2,537)

						(237,962)

						$6,371,660

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$6,609,622	$—	$—	$6,609,622

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$237,962	$—	$—	$237,962

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$14,531,228	$—	$—	$14,531,228

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$(13,186,556)	$—	$—	$(13,186,556)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts
Average amounts purchased — in USD	$253,636,011
Average amounts sold — in USD	$445,856,779

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$6,609,622	$237,962

Total derivative assets and liabilities in the Statement of Assets and Liabilities	6,609,622	237,962
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	6,609,622	237,962

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Currency Hedged MSCI Japan ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A.	$1,742	$(1,742)	$—	$—	$—
Bank of New York	243,173	(161,805)	—	—	81,368
BNP Paribas SA	6,078,247	(57,016)	—	—	6,021,231
Citibank N.A.	2,042	(2,042)	—	—	—
JPMorgan Chase Bank N.A.	69,788	—	—	—	69,788
UBS AG	214,630	—	—	—	214,630

	$6,609,622	$(222,605)	$—	$—	$6,387,017

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(d)

Bank of America N.A.	$2,042	$(1,742)	$—	$—	$300
Bank of New York	161,805	(161,805)	—	—	—
BNP Paribas SA	57,016	(57,016)	—	—	—
Citibank N.A.	17,099	(2,042)	—	—	15,057

	$237,962	$(222,605)	$—	$—	$15,357

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$130,880,636	$—	$—	$130,880,636
Short-Term Securities
Money Market Funds	60,000	—	—	60,000

	$130,940,636	$—	$—	$130,940,636

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$6,609,622	$—	$6,609,622
Liabilities
Foreign Currency Exchange Contracts	—	(237,962)	—	(237,962)

	$—	$6,371,660	$—	6,371,660

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Statements of Assets and Liabilities (unaudited)

February 28, 2023

	iShares Currency Hedged MSCI Canada ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF

ASSETS
Investments, at value — affiliated(a)(b)	$20,940,651	$304,929,372	$36,285,396	$130,940,636
Cash	8,284	5,876	6,762	5,910
Receivables:
Securities lending income — affiliated	3,038	2,189	5,412	227
Capital shares sold	—	129,618	38,444	—
Dividends — affiliated	—	478	102	215
Unrealized appreciation on forward foreign currency exchange contracts	363,470	9,367,804	1,262,834	6,609,622

Total assets	21,315,443	314,435,337	37,598,950	137,556,610

LIABILITIES
Collateral on securities loaned, at value	6,436,815	—	—	—
Payables:
Investments purchased	295,725	7,477,884	997,442	6,404,143
Capital shares redeemed	—	—	—	135,620
Investment advisory fees	340	6,853	1,124	1,189
Unrealized depreciation on forward foreign currency exchange contracts	36,537	1,150,711	199,001	237,962

Total liabilities	6,769,417	8,635,448	1,197,567	6,778,914

NET ASSETS	$14,546,026	$305,799,889	$36,401,383	$130,777,696

NET ASSETS CONSIST OF
Paid-in capital	$15,235,390	$383,994,211	$83,875,993	$267,047,305
Accumulated loss	(689,364)	(78,194,322)	(47,474,610)	(136,269,609)

NET ASSETS	$14,546,026	$305,799,889	$36,401,383	$130,777,696

NET ASSETVALUE
Shares outstanding	480,000	9,800,000	1,200,000	4,650,000

Net asset value	$30.30	$31.20	$30.33	$28.12

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — affiliated	$22,034,116	$337,137,306	$45,846,332	$159,247,509

(b) Securities loaned, at value	$6,262,101	$—	$—	$—

See notes to financial statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) Six Months Ended February 28, 2023

	iShares Currency Hedged MSCI Canada ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF

INVESTMENT INCOME
Dividends — affiliated	$208,275	$1,210,376	$13,216	$476,900
Securities lending income — affiliated — net	25,798	33,112	120,149	27,047

Total investment income	234,073	1,243,488	133,365	503,947

EXPENSES
Investment advisory	51,296	932,667	97,350	705,622
Commitment costs	—	1,884	238	1,925

Total expenses	51,296	934,551	97,588	707,547

Less:
Investment advisory fees waived	(48,914)	(889,953)	(94,065)	(696,907)

Total expenses after fees waived	2,382	44,598	3,523	10,640

Net investment income	231,691	1,198,890	129,842	493,307

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(164,118)	(18,146,017)	(2,000,312)	(29,271,268)
Forward foreign currency exchange contracts	1,020,806	(12,907,240)	(1,887,494)	14,531,228
In-kind redemptions — affiliated(a)	440,811	(10,566,763)	453,399	(54,103,371)

	1,297,499	(41,620,020)	(3,434,407)	(68,843,411)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(292,851)	92,666,581	10,092,375	89,522,948
Forward foreign currency exchange contracts	(200,158)	2,140,780	410,715	(13,186,556)

	(493,009)	94,807,361	10,503,090	76,336,392

Net realized and unrealized gain	804,490	53,187,341	7,068,683	7,492,981

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,036,181	$54,386,231	$7,198,525	$7,986,288

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI Canada ETF		iShares Currency Hedged MSCI Eurozone ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$231,691	$396,182	$1,198,890		$17,460,591
Net realized gain (loss)	1,297,499	1,307,339	(41,620,020)		103,600,247
Net change in unrealized appreciation (depreciation)	(493,009)	(2,637,667)	94,807,361		(188,711,508)

Net increase (decrease) in net assets resulting from operations	1,036,181	(934,146)	54,386,231		(67,650,670)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,158,072)	(630,468)	(51,216,130	)(b)	(17,477,602)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(6,551,524)	6,214,372	(50,508,254)		(306,403,605)

NET ASSETS
Total increase (decrease) in net assets	(6,673,415)	4,649,758	(47,338,153)		(391,531,877)
Beginning of period	21,219,441	16,569,683	353,138,042		744,669,919

End of period	$14,546,026	$21,219,441	$305,799,889		$353,138,042

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Currency Hedged MSCI Germany ETF		iShares Currency Hedged MSCI Japan ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$129,842	$1,846,296	$493,307	$15,014,014
Net realized gain (loss)	(3,434,407)	5,622,904	(68,843,411)	95,391,932
Net change in unrealized appreciation (depreciation)	10,503,090	(18,792,628)	76,336,392	(110,567,650)

Net increase (decrease) in net assets resulting from operations	7,198,525	(11,323,428)	7,986,288	(161,704)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(91,368)	(1,848,200)	(78,758,776)	(15,018,714)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(6,986,338)	(13,942,180)	(263,200,648)	(55,467,158)

NET ASSETS
Total increase (decrease) in net assets	120,819	(27,113,808)	(333,973,136)	(70,647,576)
Beginning of period	36,280,564	63,394,372	464,750,832	535,398,408

End of period	$36,401,383	$36,280,564	$130,777,696	$464,750,832

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Canada ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$30.31		$32.49	$25.68	$26.41	$26.79	$24.70

Net investment income(a)	0.42		0.64	0.53	0.71	0.59	0.56
Net realized and unrealized gain (loss)(b)	1.76		(1.75)	6.80	0.30	0.30	2.10

Net increase (decrease) from investment operations	2.18		(1.11)	7.33	1.01	0.89	2.66

Distributions(c)
From net investment income	(0.45)		(0.67)	(0.52)	(1.37)	(0.64)	(0.57)
From net realized gain	(1.74)		(0.40)	—	(0.37)	(0.63)	—

Total distributions	(2.19)		(1.07)	(0.52)	(1.74)	(1.27)	(0.57)

Net asset value, end of period	$30.30		$30.31	$32.49	$25.68	$26.41	$26.79

Total Return(d)
Based on net asset value	7.26	%(e)	(3.60)%	28.81%	4.08%	3.84%	10.82%

Ratios to Average Net Assets(f)
Total expenses	0.62	%(g)	0.62%	0.62%	0.62%	0.62%	0.62%

Total expenses after fees waived	0.03	%(g)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	2.80	%(g)	1.97%	1.84%	2.75%	2.31%	2.12%

Supplemental Data
Net assets, end of period (000)	$14,546		$21,219	$16,570	$11,556	$38,290	$5,357

Portfolio turnover rate(h)	9	%(e)	10%	10%	15%	12%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Eurozone ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22		Year Ended 08/31/21	Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18

Net asset value, beginning of period	$30.98		$37.33		$28.36	$29.86		$29.76		$28.83

Net investment income(a)	0.12		1.18		0.83	0.35		0.76		0.79
Net realized and unrealized gain (loss)(b)	5.67		(6.17)		9.00	(0.64)		0.24		1.03

Net increase (decrease) from investment operations	5.79		(4.99)		9.83	(0.29)		1.00		1.82

Distributions(c)
From net investment income	(0.13)		(1.36)		(0.86)	(0.38)		(0.90)		(0.89)
From net realized gain	(5.44)		(0.00	)(d)	—	(0.83)		(0.00	)(d)	—
Return of capital	—		—		—	(0.00	)(d)	—		—

Total distributions	(5.57)		(1.36)		(0.86)	(1.21)		(0.90)		(0.89)

Net asset value, end of period	$31.20		$30.98		$37.33	$28.36		$29.86		$29.76

Total Return(e)
Based on net asset value	19.99	%(f)	(13.50)%		35.04%	(1.21)%		3.41%		6.36%

Ratios to Average Net Assets(g)
Total expenses	0.62	%(h)	0.62%		0.62%	0.62%		0.62%		0.62%

Total expenses after fees waived	0.03	%(h)	0.03%		0.03%	0.03%		0.03%		0.03%

Net investment income	0.80	%(h)	3.32%		2.52%	1.18%		2.63%		2.61%

Supplemental Data
Net assets, end of period (000)	$305,800		$353,138		$744,670	$569,970		$868,987		$1,660,448

Portfolio turnover rate(i)	7%		6%		14%	10%		5%		11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Germany ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18

Net asset value, beginning of period	$25.02		$33.37	$28.13	$26.21		$27.64		$26.82

Net investment income(a)	0.10		1.06	0.85	0.21		0.55		0.53
Net realized and unrealized gain (loss)(b)	5.27		(8.32)	5.31	2.06		(1.25)		1.02

Net increase (decrease) from investment operations	5.37		(7.26)	6.16	2.27		(0.70)		1.55

Distributions(c)
Distributions from net investment income	(0.06)		(1.09)	(0.92)	(0.35)		(0.73)		(0.73)
Return of capital	—		—	—	(0.00	)(d)	(0.00	)(d)	—

Total distributions	(0.06)		(1.09)	(0.92)	(0.35)		(0.73)		(0.73)

Net asset value, end of period	$30.33		$25.02	$33.37	$28.13		$26.21		$27.64

Total Return(e)
Based on net asset value	21.50	%(f)	(21.88)%	22.12%	8.71%		(2.65)%		5.83%

Ratios to Average Net Assets(g)
Total expenses	0.53	%(h)	0.53%	0.53%	0.53%		0.53%		0.53%

Total expenses after fees waived	0.02	%(h)	0.04%	0.03%	0.02%		0.04%		0.06%

Net investment income	0.71	%(h)	3.49%	2.78%	0.77%		2.09%		1.87%

Supplemental Data
Net assets, end of period (000)	$36,401		$36,281	$63,394	$75,957		$154,620		$330,346

Portfolio turnover rate(i)	9%		9%	16%	12%		5%		11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Japan ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18

Net asset value, beginning of period	$38.73		$38.66		$31.50		$29.13		$32.36		$29.56

Net investment income(a)	0.06		1.02		0.51		0.72		0.45		0.46
Net realized and unrealized gain (loss)(b)	1.45		(0.09)		7.06		2.35		(3.04)		2.81

Net increase (decrease) from investment operations	1.51		0.93		7.57		3.07		(2.59)		3.27

Distributions(c)
From net investment income	(0.08)		(0.86)		(0.41)		(0.70)		(0.64)		(0.47)
From net realized gain	(12.04)		(0.00	)(d)	—		—		—		—

Total distributions	(12.12)		(0.86)		(0.41)		(0.70)		(0.64)		(0.47)

Net asset value, end of period	$28.12		$38.73		$38.66		$31.50		$29.13		$32.36

Total Return(e)
Based on net asset value	4.72	%(f)	2.43%		24.08%		10.52%		(8.06)%		11.07%

Ratios to Average Net Assets(g)
Total expenses	0.53	%(h)	0.53%		0.53%		0.53%		0.53%		0.53%

Total expenses after fees waived	0.01	%(h)	0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)	0.01%

Net investment income	0.37	%(h)	2.62%		1.38%		2.31%		1.47%		1.41%

Supplemental Data
Net assets, end of period (000)	$130,778		$464,751		$535,398		$247,256		$329,138		$1,004,834

Portfolio turnover rate(j)	16%		6%		7%		9%		9%		9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Rounds to less than 0.01%.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI Canada	Diversified
Currency Hedged MSCI Eurozone	Diversified
Currency Hedged MSCI Germany	Diversified
Currency Hedged MSCI Japan	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Currency Hedged MSCI Canada
Credit Suisse Securities (USA) LLC	$591,380	$(591,380)	$—		$—
J.P. Morgan Securities LLC	5,670,721	(5,670,721)	—		—

	$6,262,101	$(6,262,101)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Currency Hedged MSCI Canada	0.62%
Currency Hedged MSCI Eurozone	0.62
Currency Hedged MSCI Germany	0.53
Currency Hedged MSCI Japan	0.53

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares Currency Hedged MSCI Canada ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Canada ETF (“EWC”), after taking into account any fee waivers by EWC, plus 0.03%.

For the iShares Currency Hedged MSCI Eurozone ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Eurozone ETF (“EZU”), after taking into account any fee waivers by EZU, plus 0.03%.

For the iShares Currency Hedged MSCI Germany ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.53%.

For the iShares Currency Hedged MSCI Japan ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.53%. BFA has also contractually agreed to waive an additional portion of its investment advisory fee for the Fund through December 31, 2025 such that the Fund’s total annual operating expenses after fee waiver will be equal to the greater of the acquired fund fees and expenses or 0.48%.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived
Currency Hedged MSCI Canada	$48,914
Currency Hedged MSCI Eurozone	889,953
Currency Hedged MSCI Germany	94,065
Currency Hedged MSCI Japan	696,907

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Currency Hedged MSCI Canada	$5,862
Currency Hedged MSCI Eurozone	8,907
Currency Hedged MSCI Germany	26,158
Currency Hedged MSCI Japan	9,143

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI Canada	$1,504,160	$1,597,687
Currency Hedged MSCI Eurozone	19,966,097	80,675,601
Currency Hedged MSCI Germany	3,369,628	4,774,886
Currency Hedged MSCI Japan	44,835,908	119,463,680

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Canada	$1,486,392	$8,016,456
Currency Hedged MSCI Eurozone	149,586,502	200,936,957
Currency Hedged MSCI Germany	138,011,147	145,115,654
Currency Hedged MSCI Japan	151,435,362	415,630,728

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2022, the iShares Currency Hedged MSCI Germany ETF had non-expiring capital loss carryforwards of $34,845,855 available to offset future realized capital gains.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Canada	$22,106,680	$363,470	$(1,202,566)	$(839,096)
Currency Hedged MSCI Eurozone	338,308,238	9,367,804	(34,529,577)	(25,161,773)
Currency Hedged MSCI Germany	45,928,933	1,262,834	(9,842,538)	(8,579,704)
Currency Hedged MSCI Japan	160,382,869	6,609,622	(29,680,195)	(23,070,573)

9.	LINE OF CREDIT

The iShares Currency Hedged MSCI Eurozone ETF, iShares Currency Hedged MSCI Germany ETF and iShares Currency Hedged MSCI Japan ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2023, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

Currency Hedged MSCI Canada
Shares sold	50,000	$1,514,912	330,000	$10,691,502
Shares redeemed	(270,000)	(8,066,436)	(140,000)	(4,477,130)

	(220,000)	$(6,551,524)	190,000	$6,214,372

Currency Hedged MSCI Eurozone
Shares sold	4,900,000	$149,830,796	8,300,000	$287,220,148
Shares redeemed	(6,500,000)	(200,339,050)	(16,850,000)	(593,623,753)

	(1,600,000)	$(50,508,254)	(8,550,000)	$(306,403,605)

Currency Hedged MSCI Germany
Shares sold	5,050,000	$137,266,611	9,700,000	$283,625,278
Shares redeemed	(5,300,000)	(144,252,949)	(10,150,000)	(297,567,458)

	(250,000)	$(6,986,338)	(450,000)	$(13,942,180)

Currency Hedged MSCI Japan
Shares sold	4,350,000	$148,709,453	22,300,000	$859,549,528
Shares redeemed	(11,700,000)	(411,910,101)	(24,150,000)	(915,016,686)

	(7,350,000)	$(263,200,648)	(1,850,000)	$(55,467,158)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Currency Hedged MSCI Canada ETF, iShares Currency Hedged MSCI Eurozone ETF, iShares Currency Hedged MSCI Germany ETF and iShares Currency Hedged MSCI Japan ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI Canada	$0.450148	$1.744446	$—	$2.194594	21%	79%	—%	100%
Currency Hedged MSCI Eurozone(a)	0.128134	5.436151	0.001279	5.565564	2	98	—	100
Currency Hedged MSCI Japan	0.081266	12.042345	—	12.123611	1	99	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	39

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	41

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

© 2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-801-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Currency Hedged MSCI United Kingdom ETF | HEWU | NYSE Arca

•  iShares MSCI United Kingdom ETF | EWU | NYSE Arca

•  iShares MSCI United Kingdom Small-Cap ETF | EWUS | Cboe BZX

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® Currency Hedged MSCI United Kingdom ETF

Investment Objective

The iShares Currency Hedged MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization United Kingdom equities while mitigating exposure to fluctuations between the value of the British pound and the U.S. dollar, as represented by the MSCI United Kingdom 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI United Kingdom ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	10.92%	13.13%	6.58%	6.81%	13.13%	37.51%	65.74%
Fund Market	10.87	13.20	6.58	6.81	13.20	37.52	65.73
Index	10.65	12.31	7.14	7.31	12.31	41.18	71.77

The inception date of the Fund was June 29, 2015. The first day of secondary market trading was July 1, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,109.20	$ 0.00		$ 1,000.00	$ 1,024.80	$ 0.00		0.00%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets

Investment Companies	99.2%
Short-term Investments	0.2
Forward foreign currency exchange contracts, net cumulative appreciation	2.4
Other assets less liabilities	(1.8)

SECTOR ALLOCATION (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Consumer Staples	19.4%
Financials	19.1
Energy	14.7
Health Care	12.6
Industrials	10.2
Materials	9.4
Consumer Discretionary	5.8
Utilities	3.7
Communication Services	3.3
Real Estate	1.0
Information Technology	0.8

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI United Kingdom ETF

Investment Objective

The iShares MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of U.K. equities, as represented by the MSCI United Kingdom Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	13.21%	(1.08)%	2.32%	2.99%	(1.08)%	12.15%	34.31%
Fund Market	13.33	(0.37)	2.43	2.99	(0.37)	12.77	34.27
Index	13.86	(0.08)	3.04	3.61	(0.08)	16.14	42.61

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,132.10	$ 2.70		$ 1,000.00	$ 1,022.30	$ 2.56		0.51%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Consumer Staples	19.4%
Financials	19.1
Energy	14.7
Health Care	12.6
Industrials	10.2
Materials	9.4
Consumer Discretionary	5.8
Utilities	3.7
Communication Services	3.3
Real Estate	1.0
Information Technology	0.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Shell PLC	9.4%
AstraZeneca PLC	8.9
HSBC Holdings PLC	6.7
Unilever PLC	5.6
BP PLC	5.2
Diageo PLC	4.2
British American Tobacco PLC	3.5
Rio Tinto PLC	3.4
GSK PLC	3.1
Glencore PLC	2.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023	iShares® MSCI United Kingdom Small-Cap ETF

Investment Objective

The iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.K. equities, as represented by the MSCI United Kingdom Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	9.32%	(16.20)%	(2.34)%	3.23%	(16.20)%	(11.17)%	37.37%
Fund Market	9.30	(15.50)	(2.34)	3.16	(15.50)	(11.19)	36.46
Index	10.02	(15.47)	(1.63)	3.92	(15.47)	(7.89)	46.82

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,093.20	$ 3.06		$ 1,000.00	$ 1,021.90	$ 2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	20.5%
Financials	17.3
Consumer Discretionary	15.6
Real Estate	11.8
Information Technology	6.8
Health Care	5.9
Communication Services	5.9
Materials	5.2
Consumer Staples	4.4
Utilities	3.8
Energy	2.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Centrica PLC	1.9%
Weir Group PLC (The)	1.5
B&M European Value Retail SA	1.5
DS Smith PLC	1.5
Rightmove PLC	1.5
RS GROUP PLC	1.4
Beazley PLC	1.4
Intermediate Capital Group PLC	1.3
IMI PLC	1.3
Howden Joinery Group PLC	1.2

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Schedule of Investments (unaudited) February 28, 2023	iShares® Currency Hedged MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.2%
iShares MSCI United Kingdom ETF(a)(b)	273,965	$8,843,590

Total Investment Companies (Cost: $9,198,859)		8,843,590

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(a)(c)(d)	15,575	15,584

Total Short-Term Securities — 0.2% (Cost: $15,584)		15,584

Total Investments in Securities — 99.4% (Cost: $9,214,443)		8,859,174

Other Assets Less Liabilities — 0.6%		53,843

Net Assets — 100.0%		$8,913,017

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$15,631	(a)	$—		$(47)	$—	$15,584	15,575	$18,352	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	700,000	—		(700,000	)(a)	—	—	—	—	205		—
iShares MSCI United Kingdom ETF	15,793,013	2,883,610		(11,303,674)		(232,117)	1,702,758	8,843,590	273,965	206,751		—

						$(232,164)	$1,702,758	$8,859,174		$225,308		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	261,807	GBP	216,000	Bank of America N.A.	03/02/23	$1,992
USD	4,822	GBP	4,000	HSBC Bank PLC	03/02/23	11
USD	10,763,940	GBP	8,738,000	JPMorgan Chase Bank N.A.	03/02/23	253,439
USD	8,305,153	GBP	6,856,000	BNP Paribas SA	04/04/23	53,453
USD	263,594	GBP	219,000	HSBC Bank PLC	04/04/23	11
USD	511,193	GBP	422,000	UBS AG	04/04/23	3,285

						312,191

GBP	2,090,000	USD	2,558,818	Bank of America N.A.	03/02/23	(44,862)
GBP	6,856,000	USD	8,300,216	BNP Paribas SA	03/02/23	(53,478)

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Currency Hedged MSCI United Kingdom ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	12,000	USD	14,512	HSBC Bank PLC	03/02/23	$(78)
GBP	64,000	USD	77,305	Morgan Stanley & Co. International PLC	04/04/23	(277)

						(98,695)

						$213,496

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$312,191	$—	$—	$312,191

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$98,695	$—	$—	$98,695

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$341,751	$—	$—	$341,751

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$(793,351)	$—	$—	$(793,351)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts
Average amounts purchased — in USD	$12,085,057
Average amounts sold — in USD	$23,107,497

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$312,191	$98,695

Total derivative assets and liabilities in the Statement of Assets and Liabilities	312,191	98,695
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	312,191	98,695

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available		Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Received	Received	Assets	(b)(c)

Bank of America N.A.	$1,992		$ (1,992)	$—	$—	$—

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Currency Hedged MSCI United Kingdom ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)

	Derivative Assets Subject to an MNA by	Derivatives Available	Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Received	Received	Assets	(b)(c)

BNP Paribas SA	$53,453	$(53,453)	$—	$—	$—
HSBC Bank PLC	22	(22)	—	—	—
JPMorgan Chase Bank N.A.	253,439	—	—	—	253,439
UBS AG	3,285	—	—	—	3,285

	$312,191	$(55,467)	$—	$—	$256,724

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Pledged	Pledged	Liabilities	(c)(d)

Bank of America N.A.	$44,862	$(1,992)	$—	$—	$42,870
BNP Paribas SA	53,478	(53,453)	—	—	25
HSBC Bank PLC	78	(22)	—	—	56
Morgan Stanley & Co. International PLC	277	—	—	—	277

	$98,695	$(55,467)	$—	$—	$43,228

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$8,843,590	$—	$—	$8,843,590
Short-Term Securities
Money Market Funds	15,584	—	—	15,584

	$8,859,174	$—	$—	$8,859,174

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$312,191	$—	$312,191
Liabilities
Foreign Currency Exchange Contracts	—	(98,695)	—	(98,695)

	$—	$213,496	$—	213,496

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
BAE Systems PLC	4,459,350	$48,161,858
Rolls-Royce Holdings PLC(a)	12,068,538	21,026,988

		69,188,846

Banks — 11.8%
Barclays PLC	22,888,613	48,033,740
HSBC Holdings PLC	28,826,415	220,811,659
Lloyds Banking Group PLC	97,123,857	61,336,612
NatWest Group PLC, NVS	7,665,340	26,927,886
Standard Chartered PLC	3,552,059	33,610,279

		390,720,176

Beverages — 4.4%
Coca-Cola HBC AG, Class DI(a)	289,010	7,401,374
Diageo PLC	3,281,932	139,273,474

		146,674,848

Capital Markets — 3.1%
3i Group PLC	1,403,767	27,463,634
abrdn PLC	2,927,956	7,888,547
Hargreaves Lansdown PLC	508,815	5,069,814
London Stock Exchange Group PLC	471,958	42,108,915
Schroders PLC	1,279,962	7,640,044
St. James’s Place PLC	778,174	11,979,657

		102,150,611

Chemicals — 0.7%
Croda International PLC	201,401	15,882,889
Johnson Matthey PLC	261,950	6,872,224

		22,755,113

Commercial Services & Supplies — 0.7%
Rentokil Initial PLC	3,637,957	22,377,550

Diversified Consumer Services — 0.3%
Pearson PLC	933,017	10,320,721

Diversified Financial Services — 0.2%
M&G PLC	3,219,905	8,293,097

Diversified Telecommunication Services — 0.5%
BT Group PLC	10,025,719	16,807,667

Electric Utilities — 1.0%
SSE PLC	1,560,379	32,657,102

Electronic Equipment, Instruments & Components — 0.4%
Halma PLC	546,764	14,230,349

Equity Real Estate Investment Trusts (REITs) — 1.0%
British Land Co. PLC (The)	1,261,567	6,766,700
Land Securities Group PLC	1,011,670	8,353,569
Segro PLC	1,745,845	17,243,846

		32,364,115

Food & Staples Retailing — 1.4%
J Sainsbury PLC	2,514,505	8,109,434
Ocado Group PLC(a)	825,861	5,457,299
Tesco PLC	10,709,924	32,808,599

		46,375,332

Food Products — 0.4%
Associated British Foods PLC	509,539	12,282,847

Health Care Equipment & Supplies — 0.5%
Smith & Nephew PLC	1,256,945	17,934,783

Security	Shares	Value

Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(b)	122,262	$2

Hotels, Restaurants & Leisure — 3.0%
Compass Group PLC	2,532,455	58,504,225
Entain PLC	850,069	13,882,207
InterContinental Hotels Group PLC	253,107	17,062,262
Whitbread PLC	288,965	10,717,272

		100,165,966

Household Durables — 1.0%
Barratt Developments PLC	1,462,562	8,223,218
Berkeley Group Holdings PLC	156,625	7,884,289
Persimmon PLC	456,711	7,964,432
Taylor Wimpey PLC	5,051,583	7,472,488

		31,544,427

Household Products — 2.2%
Reckitt Benckiser Group PLC	1,033,151	71,685,179

Industrial Conglomerates — 0.9%
DCC PLC	141,169	7,840,041
Melrose Industries PLC	5,796,843	10,439,127
Smiths Group PLC	518,174	10,988,408

		29,267,576

Insurance — 3.7%
Admiral Group PLC	262,308	6,941,198
Aviva PLC	4,042,878	21,719,996
Legal & General Group PLC	8,622,559	26,541,087
Phoenix Group Holdings PLC	1,072,728	8,172,014
Prudential PLC	3,968,941	60,657,103

		124,031,398

Interactive Media & Services — 0.3%
Auto Trader Group PLC(c)	1,346,873	9,632,940

Machinery — 0.4%
Spirax-Sarco Engineering PLC	106,007	14,887,742

Media — 1.1%
Informa PLC	2,073,895	16,659,694
WPP PLC	1,546,016	19,014,720

		35,674,414

Metals & Mining — 8.3%
Anglo American PLC	1,834,395	63,386,989
Antofagasta PLC	569,277	10,738,716
Glencore PLC	14,869,381	88,649,186
Rio Tinto PLC	1,623,447	111,408,300

		274,183,191

Multi-Utilities — 2.0%
National Grid PLC	5,279,162	66,251,931

Multiline Retail — 0.5%
Next PLC	186,436	15,336,573

Oil, Gas & Consumable Fuels — 14.5%
BP PLC	26,197,615	172,158,362
Shell PLC	10,188,690	308,598,862

		480,757,224

Paper & Forest Products — 0.4%
Mondi PLC	699,754	11,759,592

Personal Products — 6.4%
Haleon PLC(a)	7,325,436	28,346,906

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Unilever PLC	3,659,499	$182,197,226

		210,544,132

Pharmaceuticals — 12.0%
AstraZeneca PLC	2,236,899	291,418,728
GSK PLC	5,871,726	100,588,044
Hikma Pharmaceuticals PLC	236,134	4,926,612

		396,933,384

Professional Services — 4.2%
Experian PLC	1,329,880	44,835,740
Intertek Group PLC	232,989	11,694,287
RELX PLC	2,764,982	83,379,334

		139,909,361

Software — 0.4%
Sage Group PLC (The)	1,467,523	13,222,552

Specialty Retail — 0.5%
JD Sports Fashion PLC	3,688,735	8,030,990
Kingfisher PLC	2,821,653	9,758,283

		17,789,273

Textiles, Apparel & Luxury Goods — 0.5%
Burberry Group PLC	555,544	16,496,628

Tobacco — 4.5%
British American Tobacco PLC	3,065,004	115,997,420
Imperial Brands PLC	1,294,782	31,192,930

		147,190,350

Trading Companies & Distributors — 1.8%
Ashtead Group PLC	631,941	41,815,066
Bunzl PLC	487,387	17,366,036

		59,181,102

Security	Shares	Value

Water Utilities — 0.7%
Severn Trent PLC	359,844	$11,885,376
United Utilities Group PLC	982,881	12,001,351

		23,886,727

Wireless Telecommunication Services — 1.4%
Vodafone Group PLC	37,623,613	45,049,552

Total Long-Term Investments — 99.2% (Cost: $3,788,160,349)		3,280,514,373

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	1,170,000	1,170,000

Total Short-Term Securities — 0.0% (Cost: $1,170,000)		1,170,000

Total Investments — 99.2% (Cost: $3,789,330,349)		3,281,684,373

Other Assets Less Liabilities — 0.8%		25,186,954

Net Assets — 100.0%		$3,306,871,327

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$120,000	$1,050,000	(a)	$—	$—	$—	$1,170,000	1,170,000	$44,370	$1

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE 100 Index	268	03/17/23	$25,307	$520,723

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI United Kingdom ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$520,723	$—	$—	$—	$520,723

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(295,921)	$—	$—	$—	$(295,921)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$625,667	$—	$—	$—	$625,667

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$22,768,936

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$3,280,514,371	$2	$3,280,514,373
Short-Term Securities
Money Market Funds	1,170,000	—	—	1,170,000

	$1,170,000	$3,280,514,371	$2	$3,281,684,373

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$520,723	$—	$520,723

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Avon Protection PLC	3,722	$43,673
Babcock International Group PLC(a)	31,596	124,733
Chemring Group PLC	35,730	126,140
QinetiQ Group PLC	72,777	296,443

		590,989

Air Freight & Logistics — 0.7%
International Distributions Services PLC	96,068	270,174
Wincanton PLC	15,674	58,823

		328,997

Airlines — 1.1%
easyJet PLC(a)	38,078	221,689
JET2 PLC	20,139	312,837

		534,526

Auto Components — 0.1%
TI Fluid Systems PLC(b)	42,630	62,046

Automobiles — 0.3%
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	52,837	127,421

Banks — 1.8%
Bank of Georgia Group PLC	4,478	150,279
Close Brothers Group PLC	18,849	229,446
TBC Bank Group PLC	5,158	153,867
Virgin Money UK PLC	156,885	339,563

		873,155

Beverages — 1.4%
AG Barr PLC	11,796	78,885
Britvic PLC	32,713	327,009
C&C Group PLC(a)	48,917	87,528
Fevertree Drinks PLC(c)	13,167	168,674

		662,096

Biotechnology — 0.7%
Genus PLC	8,217	292,806
Oxford Biomedica PLC(a)	9,159	60,593

		353,399

Building Products — 0.6%
Genuit Group PLC	31,143	117,438
Tyman PLC	24,883	76,024
Volution Group PLC	24,706	108,915

		302,377

Capital Markets — 9.0%
AJ Bell PLC	38,777	152,056
Alpha FX Group PLC	3,962	88,642
Ashmore Group PLC	58,182	189,166
Bridgepoint Group PLC(b)	31,144	93,383
CMC Markets PLC(b)	15,729	46,637
Draper Esprit PLC(a)	17,333	80,936
IG Group Holdings PLC	49,673	479,528
Impax Asset Management Group PLC	10,770	103,446
IntegraFin Holdings PLC	37,138	126,599
Intermediate Capital Group PLC	36,375	612,374
Investec PLC	87,238	556,991
IP Group PLC	129,270	101,614
JTC PLC(b)	16,877	157,146
Jupiter Fund Management PLC	55,420	97,794
Liontrust Asset Management PLC	8,120	116,798
Man Group PLC/Jersey	160,424	512,333
Ninety One PLC	50,444	127,785

Security	Shares	Value

Capital Markets (continued)
Polar Capital Holdings PLC	8,874	$56,573
Quilter PLC(b)	167,271	185,307
Rathbones Group PLC	7,516	188,269
TP ICAP Group PLC	98,842	229,462

		4,302,839

Chemicals — 1.1%
Elementis PLC(a)	72,853	111,521
Essentra PLC	37,714	101,466
Synthomer PLC	47,102	86,722
Victrex PLC	10,891	229,887

		529,596

Commercial Services & Supplies — 1.7%
Finablr PLC(a)(b)(d)	61,710	1
Johnson Service Group PLC	55,577	74,472
Mitie Group PLC	170,807	166,008
Renewi PLC(a)	10,006	82,686
Restore PLC	15,552	59,300
Serco Group PLC	146,143	274,229
Smart Metering Systems PLC	15,857	164,605

		821,301

Communications Equipment — 0.4%
Spirent Communications PLC	76,831	196,846

Construction & Engineering — 1.2%
Balfour Beatty PLC	74,081	325,067
Keller Group PLC	9,075	88,528
Kier Group PLC(a)	56,087	52,959
Morgan Sindall Group PLC	5,318	114,886

		581,440

Construction Materials — 1.1%
Breedon Group PLC	190,489	162,704
Forterra PLC(b)	26,670	70,576
Ibstock PLC(b)	49,190	100,527
Marshalls PLC	28,801	116,194
RHI Magnesita NV	3,247	100,922

		550,923

Consumer Finance — 0.2%
Provident Financial PLC	30,353	80,979

Containers & Packaging — 1.5%
DS Smith PLC	172,631	701,245

Distributors — 1.1%
Inchcape PLC	46,934	513,121

Diversified Consumer Services — 0.2%
Auction Technology Group PLC(a)	11,317	94,336

Diversified Financial Services — 0.9%
Burford Capital Ltd.	23,330	189,141
Plus500 Ltd.	11,787	254,495

		443,636

Diversified Telecommunication Services — 0.5%
Gamma Communications PLC	10,256	143,843
Helios Towers PLC(a)	92,703	122,375

		266,218

Electrical Equipment — 0.8%
Ceres Power Holdings PLC(a)(c)	15,663	80,734
DiscoverIE Group PLC	12,099	124,430
ITM Power PLC(a)(c)	54,399	64,066

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Volex PLC	14,815	$40,095
XP Power Ltd.	2,350	66,145

		375,470

Electronic Equipment, Instruments & Components — 2.0%
Oxford Instruments PLC	6,869	205,733
Renishaw PLC	4,561	219,104
Spectris PLC	13,132	556,612

		981,449

Energy Equipment & Services — 0.7%
Hunting PLC	17,393	69,145
John Wood Group PLC(a)	87,003	204,534
Petrofac Ltd.(a)(c)	55,856	53,144

		326,823

Entertainment — 0.2%
Team17 Group PLC(a)	13,628	77,864

Equity Real Estate Investment Trusts (REITs) — 9.9%
Assura PLC	370,204	228,216
Balanced Commercial Property Trust Ltd.	88,013	92,633
Big Yellow Group PLC	21,980	319,293
Capital & Counties Properties PLC	90,285	137,270
Civitas Social Housing PLC	74,836	56,658
CLS Holdings PLC(c)	22,149	39,590
Custodian Reit PLC	52,511	57,983
Derwent London PLC	12,631	394,745
Empiric Student Property PLC	75,289	78,336
Great Portland Estates PLC	26,937	184,039
Hammerson PLC	500,765	183,158
Home Reit PLC(d)	103,572	45,034
Impact Healthcare Reit PLC	41,008	50,313
LondonMetric Property PLC	117,356	266,699
LXI REIT PLC	203,589	276,568
Picton Property Income Ltd. (The)	69,252	63,474
Primary Health Properties PLC	159,065	206,721
PRS REIT PLC (The)	65,961	69,662
Regional REIT Ltd.(b)	52,786	39,112
Safestore Holdings PLC	26,499	321,903
Shaftesbury PLC	24,063	120,574
Supermarket Income Reit PLC	155,948	171,255
Target Healthcare REIT PLC	76,740	72,830
Tritax Big Box REIT PLC	233,640	419,765
UK Commercial Property REIT Ltd.	98,004	67,068
UNITE Group PLC (The)	42,714	504,213
Urban Logistics REIT PLC	59,059	100,876
Warehouse REIT PLC	51,193	66,134
Workspace Group PLC	17,977	110,605

		4,744,727

Food & Staples Retailing — 1.0%
Marks & Spencer Group PLC(a)	246,654	474,298

Food Products — 1.9%
Cranswick PLC	6,737	253,642
Greencore Group PLC(a)	64,061	62,762
Premier Foods PLC	81,030	110,924
Tate & Lyle PLC	50,238	484,683

		912,011

Health Care Equipment & Supplies — 1.3%
Advanced Medical Solutions Group PLC	27,129	81,581

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ConvaTec Group PLC(b)	205,134	$553,749

		635,330

Health Care Providers & Services — 1.3%
CVS Group PLC	8,918	199,902
Mediclinic International PLC	50,661	303,391
Spire Healthcare Group PLC(a)(b)	35,221	101,889

		605,182

Health Care Technology — 0.4%
Craneware PLC	3,376	56,851
EMIS Group PLC	7,167	161,382

		218,233

Hotels, Restaurants & Leisure — 4.1%
888 Holdings PLC(a)	48,097	40,878
Carnival PLC(a)	18,243	172,407
Domino’s Pizza Group PLC	47,962	165,227
Greggs PLC	12,817	418,573
J D Wetherspoon PLC(a)	12,183	82,430
Mitchells & Butlers PLC(a)	33,418	65,241
Patisserie Holdings PLC, NVS(d)	6,053	—
Playtech PLC(a)	28,817	195,150
Rank Group PLC(a)	26,087	28,075
SSP Group PLC(a)	99,457	311,179
Trainline PLC(a)(b)	60,145	184,987
TUI AG(a)(c)	14,580	285,730
Young & Co’s Brewery PLC, Series A	2,848	38,848

		1,988,725

Household Durables — 2.5%
Bellway PLC	15,509	413,474
Crest Nicholson Holdings PLC	32,014	94,080
Redrow PLC	35,552	218,478
Victoria PLC(a)(c)	7,873	55,684
Vistry Group PLC	43,416	427,967

		1,209,683

Independent Power and Renewable Electricity Producers — 0.8%
Drax Group PLC	50,327	384,866

Insurance — 4.2%
Beazley PLC	84,115	691,568
Direct Line Insurance Group PLC	164,691	356,531
Hiscox Ltd.	43,375	593,887
Just Group PLC	129,658	136,464
Lancashire Holdings Ltd.	30,456	224,163

		2,002,613

Interactive Media & Services — 1.9%
Moneysupermarket.com Group PLC	67,398	186,947
Rightmove PLC	103,549	696,890
Trustpilot Group PLC(a)(b)	28,379	35,003

		918,840

Internet & Direct Marketing Retail — 0.9%
AO World PLC(a)(c)	55,607	47,088
ASOS PLC(a)(c)	8,775	91,726
boohoo Group PLC(a)	127,845	77,121
Deliveroo PLC(a)(b)	109,283	108,710
Moonpig Group PLC(a)	27,590	38,657
THG PLC(a)	94,687	65,938

		429,240

IT Services — 2.9%
Capita PLC(a)	208,644	72,329
Computacenter PLC	10,763	292,924

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Kainos Group PLC	10,123	$169,374
Keywords Studios PLC	9,234	322,200
NCC Group PLC	38,822	79,572
Network International Holdings PLC(a)(b)	62,346	213,430
Softcat PLC	16,218	236,276

		1,386,105

Leisure Products — 0.9%
Games Workshop Group PLC	4,124	457,795

Life Sciences Tools & Services — 0.4%
Ergomed PLC(a)	5,018	67,950
Oxford Nanopore Technologies PLC(a)	41,078	103,207

		171,157

Machinery — 4.8%
Bodycote PLC	24,114	192,597
IMI PLC	32,635	610,216
Judges Scientific PLC	682	77,933
Morgan Advanced Materials PLC	35,960	133,850
Rotork PLC	107,840	420,014
Vesuvius PLC	26,984	134,245
Weir Group PLC (The)	32,519	739,789

		2,308,644

Marine — 0.3%
Clarkson PLC	3,428	136,277

Media — 2.9%
Ascential PLC(a)	55,285	179,815
Future PLC	14,419	242,683
ITV PLC	453,165	481,877
Next Fifteen Communications Group PLC	10,418	129,824
Reach PLC	36,839	40,723
S4 Capital PLC(a)	46,786	115,326
Tremor International Ltd.(a)(c)	11,016	42,140
YouGov PLC	13,311	143,720

		1,376,108

Metals & Mining — 1.4%
Atalaya Mining PLC	13,879	60,267
Centamin PLC	144,955	177,652
Central Asia Metals PLC	22,343	71,085
Ferrexpo PLC	37,239	65,980
Greatland Gold PLC(a)	567,436	53,579
Hill & Smith PLC	10,060	167,231
Hochschild Mining PLC	38,174	29,326
Pan African Resources PLC	218,440	35,571
SolGold PLC(a)(c)	141,175	28,087

		688,778

Multi-Utilities — 2.3%
Centrica PLC	738,571	932,029
Telecom Plus PLC	7,957	167,876

		1,099,905

Multiline Retail — 1.5%
B&M European Value Retail SA	119,453	706,126

Oil, Gas & Consumable Fuels — 2.1%
Capricorn Energy PLC(a)	39,321	117,959
Diversified Energy Co. PLC	105,601	132,357
Energean PLC	15,599	226,285
EnQuest PLC(a)	192,487	43,973
Genel Energy PLC	18,893	28,472
Gulf Keystone Petroleum Ltd.	26,941	67,174

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Harbour Energy PLC	53,646	$187,178
Pantheon Resources PLC(a)(c)	92,926	63,824
Serica Energy PLC	25,758	80,227
Tullow Oil PLC(a)	144,388	60,444

		1,007,893

Personal Products — 0.1%
PZ Cussons PLC	29,685	65,057

Pharmaceuticals — 1.7%
Alliance Pharma PLC(c)	64,515	52,769
Dechra Pharmaceuticals PLC	14,288	469,323
Indivior PLC, NVS(a)	17,145	314,124

		836,216

Professional Services — 1.9%
Alpha Financial Markets Consulting PLC	14,287	75,615
Hays PLC	201,048	285,333
Marlowe PLC(a)	10,291	59,417
Pagegroup PLC	41,155	220,280
RWS Holdings PLC	38,852	166,463
SThree PLC	16,005	87,980

		895,088

Real Estate Management & Development — 1.9%
Grainger PLC	92,653	283,077
Helical PLC	13,676	58,398
IWG PLC(a)	94,817	208,764
Savills PLC	18,105	218,202
Sirius Real Estate Ltd.	147,326	148,680

		917,121

Road & Rail — 0.7%
Firstgroup PLC	93,895	119,153
National Express Group PLC(a)	65,092	97,366
Redde Northgate PLC	27,435	133,156

		349,675

Semiconductors & Semiconductor Equipment — 0.1%
Alphawave IP Group PLC(a)	34,024	37,501

Software — 1.3%
Bytes Technology Group PLC	26,928	129,432
Darktrace PLC(a)	40,802	128,752
FD Technologies PLC(a)	2,946	66,194
GB Group PLC	30,248	121,535
Kape Technologies PLC(a)	21,241	75,116
Learning Technologies Group PLC	73,945	125,501

		646,530

Specialty Retail — 3.3%
Currys PLC	134,760	131,299
Dunelm Group PLC	13,804	208,714
Frasers Group PLC(a)	20,960	201,489
Halfords Group PLC	27,206	68,984
Pets at Home Group PLC	61,126	285,387
Watches of Switzerland Group PLC(a)(b)	30,091	301,042
WH Smith PLC	16,457	313,469
Wickes Group PLC	32,813	58,967

		1,569,351

Textiles, Apparel & Luxury Goods — 0.7%
Coats Group PLC	200,607	176,632
Dr. Martens PLC	75,648	144,489

		321,121

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance — 1.2%
OSB Group PLC	53,799	$360,979
Paragon Banking Group PLC	29,473	211,469

		572,448

Trading Companies & Distributors — 5.4%
Diploma PLC	15,651	522,942
Grafton Group PLC	26,865	307,182
Howden Joinery Group PLC	69,564	599,114
RS GROUP PLC	59,132	695,276
SIG PLC(a)	86,881	44,563
Travis Perkins PLC	26,701	322,875
Yellow Cake PLC(a)(b)	21,785	105,038

		2,596,990

Water Utilities — 0.7%
Penno Group PLC	32,770	324,447

Wireless Telecommunication Services — 0.4%
Airtel Africa PLC(b)	118,026	170,481

Total Long-Term Investments — 99.6% (Cost: $67,022,678)		47,843,654

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	953,008	953,580

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	20,000	$20,000

Total Short-Term Securities — 2.1% (Cost: $972,706)		973,580

Total Investments — 101.7% (Cost: $67,995,384)		48,817,234

Liabilities in Excess of Other Assets — (1.7)%		(793,991)

Net Assets — 100.0%		$48,023,243

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$685,192	$267,987	(a)	$—		$122	$279	$953,580	953,008	$28,083	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	—		0	(a)	—	—	20,000	20,000	365		—

						$122	$279	$973,580		$28,448		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE 250 Index	3	03/17/23	$143	$4,076

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI United Kingdom Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$4,076	$—	$—	$—	$4,076

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(5,253)	$—	$—	$—	$(5,253)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$16,370	$—	$—	$—	$16,370

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$187,136

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$15,367,133	$32,431,486	$45,035	$47,843,654
Short-Term Securities
Money Market Funds	973,580	—	—	973,580

	$16,340,713	$32,431,486	$45,035	$48,817,234

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$4,076	$—	$4,076

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2023

	iShares Currency Hedged MSCI United Kingdom ETF	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$—	$3,280,514,373	$47,843,654
Investments, at value — affiliated(c)	8,859,174	1,170,000	973,580
Cash	4,404	1,388	3,133
Foreign currency collateral pledged for futures contracts(d)	—	1,470,219	9,623
Foreign currency, at value(e)	—	9,919,090	84,194
Receivables:
Investments sold	—	17,033,066	398,005
Securities lending income — affiliated	947	—	6,247
Capital shares sold	6,564	—	—
Dividends — unaffiliated	—	15,729,133	56,386
Dividends — affiliated	—	3,999	41
Tax reclaims	—	125,065	19,263
Unrealized appreciation on forward foreign currency exchange contracts	312,191	—	—

Total assets	9,183,280	3,325,966,333	49,394,126

LIABILITIES
Collateral on securities loaned, at value	15,584	—	954,268
Payables:
Investments purchased	155,984	17,579,962	393,521
Investment advisory fees	—	1,283,823	22,233
Variation margin on futures contracts	—	231,221	861
Unrealized depreciation on forward foreign currency exchange contracts	98,695	—	—

Total liabilities	270,263	19,095,006	1,370,883

NET ASSETS	$8,913,017	$3,306,871,327	$48,023,243

NET ASSETS CONSIST OF
Paid-in capital	$14,205,672	$4,351,422,163	$81,676,008
Accumulated loss	(5,292,655)	(1,044,550,836)	(33,652,765)

NET ASSETS	$8,913,017	$3,306,871,327	$48,023,243

NET ASSETVALUE
Shares outstanding	340,000	102,600,000	1,450,000

Net asset value	$26.21	$32.23	$33.12

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$—	$3,788,160,349	$67,022,678
(b) Securities loaned, at value	$15,107	$—	$777,809
(c) Investments, at cost — affiliated	$9,214,443	$1,170,000	$972,706
(d) Foreign currency collateral pledged, at cost	$—	$1,539,968	$10,141
(e) Foreign currency, at cost	$—	$10,057,842	$83,975

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Operations (unaudited)

Six Months Ended February 28, 2023

	iShares Currency Hedged MSCI United Kingdom ETF	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF

INVESTMENT INCOME
Dividends — unaffiliated	$—	$41,596,481	$636,289
Dividends — affiliated	206,956	44,370	365
Securities lending income — affiliated — net	18,352	—	28,083
Foreign taxes withheld	—	(60,542)	(20,757)

Total investment income	225,308	41,580,309	643,980

EXPENSES
Investment advisory	40,918	7,958,371	137,460

Total expenses	40,918	7,958,371	137,460

Less:
Investment advisory fees waived	(41,017)	—	—

Total expenses after fees waived	(99)	7,958,371	137,460

Net investment income	225,407	33,621,938	506,520

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(10,942,062)	(1,624,205)
Investments — affiliated	(175,923)	—	122
Capital gain distributions from underlying funds — affiliated	—	1	—
Forward foreign currency exchange contracts	341,751	—	—
Foreign currency transactions	—	(1,669,374)	19,532
Futures contracts	—	(295,921)	(5,253)
In-kind redemptions — unaffiliated(a)	—	15,470,773	485,322
In-kind redemptions — affiliated(a)	(56,241)	—	—

	109,587	2,563,417	(1,124,482)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	—	347,052,974	4,978,255
Investments — affiliated	1,702,758	—	279
Forward foreign currency exchange contracts	(793,351)	—	—
Foreign currency translations	—	1,015,264	7,807
Futures contracts	—	625,667	16,370

	909,407	348,693,905	5,002,711

Net realized and unrealized gain	1,018,994	351,257,322	3,878,229

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,244,401	$384,879,260	$4,384,749

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI United Kingdom ETF		iShares MSCI United Kingdom ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$225,407	$688,168	$33,621,938	$131,753,890
Net realized gain	109,587	1,841,564	2,563,417	200,034,166
Net change in unrealized appreciation (depreciation)	909,407	(1,080,231)	348,693,905	(677,452,421)

Net increase (decrease) in net assets resulting from operations	1,244,401	1,449,501	384,879,260	(345,664,365)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(213,989)	(688,249)	(48,407,453)	(144,252,025)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(7,955,509)	6,810,679	(329,442,495)	210,576,943

NET ASSETS
Total increase (decrease) in net assets	(6,925,097)	7,571,931	7,029,312	(279,339,447)
Beginning of period	15,838,114	8,266,183	3,299,842,015	3,579,181,462

End of period	$8,913,017	$15,838,114	$3,306,871,327	$3,299,842,015

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Changes in Net Assets (continued)

	iShares MSCI United Kingdom Small-Cap ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$506,520	$1,925,857
Net realized loss	(1,124,482)	(2,383,431)
Net change in unrealized appreciation (depreciation)	5,002,711	(37,540,449)

Net increase (decrease) in net assets resulting from operations	4,384,749	(37,998,023)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(296,954)	(3,896,752)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(3,304,472)	(41,424,975)

NET ASSETS
Total increase (decrease) in net assets	783,323	(83,319,750)
Beginning of period	47,239,920	130,559,670

End of period	$48,023,243	$47,239,920

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI United Kingdom ETF

	Six Months Ended 02/28/23		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	(unaudited	)	08/31/22		08/31/21		08/31/20		08/31/19	08/31/18

Net asset value, beginning of period	$24.00		$22.96		$18.95		$23.43		$23.83	$23.84

Net investment income(a)	0.42		1.08		0.59		0.74		0.92	1.11

Net realized and unrealized gain (loss)(b)	2.18		1.00		4.04		(4.46)		(0.26)	(0.05)

Net increase (decrease) from investment operations	2.60		2.08		4.63		(3.72)		0.66	1.06

Distributions from net investment income(c)		(0.39)		(1.04)		(0.62)	(0.76)		(1.06)	(1.07)

Net asset value, end of period	$26.21		$24.00		$22.96		$18.95		$23.43	$23.83

Total Return(d)
Based on net asset value	10.92	%(e)		9.18%		24.59%	(16.34)%		2.92%	4.42%

Ratios to Average Net Assets(f)
Total expenses	0.62	%(g)		0.62%		0.62%	0.62%		0.62%	0.62%

Total expenses after fees waived	0.00	%(g)(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00%	0.00%

Net investment income	3.42	%(g)		4.50%		2.82%	3.31%		3.96%	4.62%

Supplemental Data
Net assets, end of period (000)	$8,913		$15,838		$8,266		$10,420		$35,146	$22,643

Portfolio turnover rate(i)		9%		12%		15%	15%		11%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Rounds to less than 0.01%.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares MSCI United Kingdom ETF

	Six Months Ended
	02/28/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/22	08/31/21	08/31/20	08/31/19	08/31/18

Net asset value, beginning of period	$28.90		$33.05	$26.88	$30.27	$33.62	$33.76

Net investment income(a)	0.32		1.26	1.20	0.90	1.49	1.29

Net realized and unrealized gain (loss)(b)	3.48		(3.95)	5.87	(3.30)	(3.39)	0.06

Net increase (decrease) from investment operations	3.80		(2.69)	7.07	(2.40)	(1.90)	1.35

Distributions from net investment income(c)		(0.47)	(1.46)	(0.90)	(0.99)	(1.45)	(1.49)

Net asset value, end of period	$32.23		$28.90	$33.05	$26.88	$30.27	$33.62

Total Return(d)
Based on net asset value	13.21	%(e)	(8.50)%	26.46%	(8.25)%	(5.64)%	3.90%

Ratios to Average Net Assets(f)

Total expenses	0.51	%(g)	0.50%	0.50%	0.51%	0.50%	0.47%

Net investment income	2.14	%(g)	3.90%	3.91%	3.12%	4.64%	3.66%

Supplemental Data
Net assets, end of period (000)	$3,306,871		$3,299,842	$3,579,181	$2,191,064	$2,000,722	$1,986,971

Portfolio turnover rate(h)		2%	7%	9%	4%	11%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares MSCI United Kingdom Small-Cap ETF

	Six Months Ended
	02/28/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/22	08/31/21	08/31/20	08/31/19	08/31/18

Net asset value, beginning of period	$30.48		$50.22	$35.68	$35.95	$42.65	$39.92

Net investment income(a)	0.33		0.92	0.86	0.72	1.05	1.15

Net realized and unrealized gain (loss)(b)	2.50		(18.83)	14.32	0.03	(6.69)	2.93

Net increase (decrease) from investment operations	2.83		(17.91)	15.18	0.75	(5.64)	4.08

Distributions from net investment income(c)		(0.19)	(1.83)	(0.64)	(1.02)	(1.06)	(1.35)

Net asset value, end of period	$33.12		$30.48	$50.22	$35.68	$35.95	$42.65

Total Return(d)
Based on net asset value	9.32	%(e)	(36.56)%	42.88%	1.90%	(13.17)%	10.22%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	2.17	%(g)	2.23%	1.94%	1.99%	2.76%	2.68%

Supplemental Data
Net assets, end of period (000)	$48,023		$47,240	$130,560	$60,657	$61,109	$57,571

Portfolio turnover rate(h)		10%	17%	15%	25%	20%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Currency Hedged MSCI United Kingdom	Diversified

MSCI United Kingdom	Non-diversified

MSCI United Kingdom Small-Cap	Diversified

Currently the iShares Currency Hedged MSCI United Kingdom ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI United Kingdom ETF (the “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI United Kingdom ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Currency Hedged MSCI United Kingdom
Credit Suisse Securities (USA) LLC	$15,107	$(15,107)	$—		$—

MSCI United Kingdom Small-Cap
Barclays Capital, Inc.	$156,430	$(156,430)	$—		$—
BofA Securities, Inc.	46,578	(46,578)	—		—
J.P. Morgan Securities LLC	244,414	(244,414)	—		—
Jefferies LLC	60,485	(60,485)	—		—
Morgan Stanley	266,317	(266,317)	—		—
UBS AG	3,585	(3,585)	—		—

	$777,809	$(777,809)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Currency Hedged MSCI United Kingdom	0.62%
MSCI United Kingdom Small-Cap	0.59

For its investment advisory services to the iShares MSCI United Kingdom ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares Currency Hedged MSCI United Kingdom ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI United Kingdom ETF (“EWU”), after taking into account any fee waivers by EWU, plus 0.03%. BFA has also contractually agreed to an additional reduction in its investment advisory fee of 0.03% through December 31, 2025.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

Currency Hedged MSCI United Kingdom	$41,017

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement,

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Currency Hedged MSCI United Kingdom	$4,146
MSCI United Kingdom Small-Cap	6,164

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI United Kingdom	$42,930,061	$2,007,026	$(1,087,956)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Currency Hedged MSCI United Kingdom	$1,155,186	$1,466,972
MSCI United Kingdom	113,118,531	70,821,976
MSCI United Kingdom Small-Cap	5,265,262	4,717,163

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Currency Hedged MSCI United Kingdom	$1,728,425	$9,836,702
MSCI United Kingdom	—	364,287,728
MSCI United Kingdom Small-Cap	—	3,271,436

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

Currency Hedged MSCI United Kingdom	$4,113,809
MSCI United Kingdom	533,266,947
MSCI United Kingdom Small-Cap	12,550,279

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Currency Hedged MSCI United Kingdom	$9,365,674	$312,191	$(605,195)	$(293,004)
MSCI United Kingdom	3,812,393,929	82,585,113	(612,773,946)	(530,188,833)
MSCI United Kingdom Small-Cap	68,773,269	1,735,895	(21,687,854)	(19,951,959)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

Currency Hedged MSCI United Kingdom
Shares sold	70,000	$1,727,890	760,000	$17,906,170
Shares redeemed	(390,000)	(9,683,399)	(460,000)	(11,095,491)

	(320,000)	$(7,955,509)	300,000	$6,810,679

MSCI United Kingdom
Shares sold	1,300,000	$40,850,646	43,500,000	$1,432,434,045
Shares redeemed	(12,900,000)	(370,293,141)	(37,600,000)	(1,221,857,102)

	(11,600,000)	$(329,442,495)	5,900,000	$210,576,943

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 02/28/23		Year Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

MSCI United Kingdom Small-Cap
Shares sold	—	$16	50,000	$1,854,361
Shares redeemed	(100,000)	(3,304,488)	(1,100,000)	(43,279,336)

	(100,000)	$(3,304,472)	(1,050,000)	$(41,424,975)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Currency Hedged MSCI United Kingdom ETF, iShares MSCI United Kingdom ETF and iShares MSCI United Kingdom Small-Cap ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	35

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

Currency Abbreviations

GBP	British Pound

USD	United States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	37

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-813-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

• iShares Emergent Food and AgTech Multisector ETF | IVEG | NASDAQ

• iShares ESG Aware MSCI EAFE ETF | ESGD | NASDAQ

• iShares ESG MSCI EM Leaders ETF | LDEM | NASDAQ

• iShares MSCI Global Sustainable Development Goals ETF | SDG | NASDAQ

• iShares MSCI Water Management Multisector ETF | IWTR | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® Emergent Food and AgTech Multisector ETF

Investment Objective

The iShares Emergent Food and AgTech Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of companies from U.S. and non-U.S. markets that are expected to benefit from creating or using agricultural technologies or innovative food products or services as representd by the Morningstar Global Food Innovation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns

	6-Month Total Returns	Since Inception

Fund NAV	0.54%	(11.53)%
Fund Market	0.21	(11.36)
Index	0.58	(11.22)

The inception date of the Fund was April 25, 2022. The first day of secondary market trading was April 27, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,005.40	$ 2.34		$ 1,000.00	$ 1,022.50	$ 2.36		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Materials	50.8%
Industrials	18.4
Consumer Staples	17.7
Health Care	9.5
Information Technology	3.6

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	58.6%
Germany	10.5
United Kingdom	8.1
France	6.9
Norway	4.7
Japan	4.1
Canada	4.0
Denmark	2.1
Other (each representing less than 1%)	1.0

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® ESG Aware MSCI EAFE ETF

Investment Objective

The iShares ESG Aware MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada that have positive environmental, social and governance characteristics, as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index, as represented by the MSCI EAFE Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	12.71%	(3.30)%	3.00%	7.22%	(3.30)%	15.91%	59.22%
Fund Market	12.71	(3.10)	3.05	7.21	(3.10)	16.20	59.18
Index	12.63	(3.16)	3.10	7.36	(3.16)	16.50	60.64

The inception date of the Fund was June 28, 2016. The first day of secondary market trading was June 30, 2016.

Index performance through May 31, 2018 reflects the performance of the MSCI EAFE ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI EAFE Extended ESG Focus Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,127.10	$ 1.05		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	19.3%
Industrials	15.3
Health Care	12.2
Consumer Discretionary	11.4
Consumer Staples	10.0
Information Technology	8.9
Materials	7.7
Energy	5.6
Communication Services	3.8
Utilities	3.0
Real Estate	2.8

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	21.4%
United Kingdom	15.4
France	11.7
Switzerland	10.5
Germany	8.1
Australia	7.5
Netherlands	4.5
Sweden	3.5
Denmark	3.1
Spain	2.7
Hong Kong	2.6
Italy	2.1
Singapore	1.5
Finland	1.1
Norway	1.0
Belgium	1.0
Other (each representing less than 1%)	2.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2023	iShares® ESG MSCI EM Leaders ETF

Investment Objective

The iShares ESG MSCI EM Leaders ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization stocks of emerging market companies with high environmental, social, and governance performance relative to their sector peers as determined by the index provider, as represented by the MSCI EM Extended ESG Leaders 5% Issuer Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(1.76)%	(16.27)%	(2.35)%	(16.27)%	(7.04)%
Fund Market	(1.29)	(17.94)	(2.50)	(17.94)	(7.46)
Index	(2.32)	(16.72)	(1.87)	(16.72)	(5.62)

The inception date of the Fund was February 5, 2020. The first day of secondary market trading was February 7, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 982.40	$ 0.79		$ 1,000.00	$ 1,024.00	$ 0.80		0.16%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	24.5%
Information Technology	13.3
Consumer Discretionary	13.2
Communication Services	13.1
Materials	8.4
Industrials	7.0
Consumer Staples	6.8
Energy	5.2
Health Care	4.2
Utilities	2.2
Real Estate	2.1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	29.3%
Taiwan	15.2
India	14.5
South Korea	8.1
South Africa	6.6
Brazil	4.5
Mexico	3.7
Thailand	3.1
Malaysia	2.3
United Arab Emirates	2.1
Indonesia	2.1
Saudi Arabia	2.0
Poland	1.1
Qatar	1.1
Other (each representing less than 1%)	4.3

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Global Sustainable Development Goals ETF

Investment Objective

The iShares MSCI Global Sustainable Development Goals ETF (the “Fund”) (formerly the iShares MSCI Global Impact ETF) seeks to track the investment results of an index composed of companies that derive a majority of their revenue from products and services that address at least one of the world’s major social and environmental challenges as identified by the United Nations Sustainable Development Goals, as represented by the MSCIACWI Sustainable Impact Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	0.03%	(9.00)%	7.46%	9.02%	(9.00)%	43.31%	80.93%
Fund Market	(0.44)	(8.98)	7.39	8.98	(8.98)	42.86	80.48
Index	(0.09)	(9.49)	7.45	9.13	(9.49)	43.25	82.10

The inception date of the Fund was April 20, 2016. The first day of secondary market trading was April 22, 2016.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,000.30	$ 2.43		$ 1,000.00	$ 1,022.40	$ 2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Consumer Staples	20.3%
Health Care	20.2
Real Estate	16.2
Industrials	15.4
Materials	13.1
Consumer Discretionary	6.6
Utilities	4.5
Information Technology	3.7
Financials	0.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	26.7%
Japan	15.2
China	10.3
Denmark	8.5
United Kingdom	6.0
Hong Kong	5.1
Switzerland	4.6
Belgium	4.3
Canada	4.2
Sweden	2.7
Germany	2.3
Chile	1.7
Taiwan	1.7
France	1.5
Australia	1.0
Other (each representing less than 1%)	4.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2023	iShares® MSCI Water Management Multisector ETF

Investment Objective

The iShares MSCI Water Management Multisector ETF(the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that either 1) derive a proportion of their revenues from sustainable water products or services or 2) demonstrate relative efficiency in their water management, as represented by the MSCI ACWI IMI Sustainable Water Transition Extended Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception

Fund NAV	9.90%
Fund Market	9.82
Index	9.83

The inception date of the Fund was September 20, 2022. The first day of secondary market trading was September 22, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (09/20/22)	(a)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(b)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

$ 1,000.00		$ 1,099.00	$ 2.18		$ 1,000.00	$ 1,022.50	$ 2.36		0.47%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 161/365 for actual expenses and 181/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Consumer Staples	28.7%
Industrials	25.4
Utilities	19.3
Information Technology	16.0
Consumer Discretionary	7.2
Materials	2.3
Other (each representing less than 1%)	1.1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	49.6%
Switzerland	7.7
Taiwan	7.4
France	7.1
United Kingdom	6.2
Belgium	4.1
Japan	3.8
Brazil	3.2
Austria	2.9
China	1.8
Mexico	1.5
Other (each representing less than 1%)	4.7

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments (unaudited) February 28, 2023	iShares® Emergent Food and AgTech Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.4%
Nufarm Ltd./Australia	7,128	$27,753

Canada — 4.0%
Nutrien Ltd.	3,258	253,859

Denmark — 2.1%
Chr Hansen Holding A/S	1,902	131,858

France — 6.9%
Danone SA	4,674	262,736
Eurofins Scientific SE	2,496	173,958

		436,694

Germany — 10.5%
BASF SE	4,998	255,909
Bayer AG, Registered	4,506	267,572
GEA Group AG	3,114	136,891

		660,372

Japan — 4.1%
Kubota Corp	17,200	259,613

Netherlands — 0.6%
Corbion NV	1,002	37,644

Norway — 4.6%
Austevoll Seafood ASA	1,800	15,380
Bakkafrost P/F	960	62,809
Grieg Seafood ASA	1,146	8,263
Mowi ASA	9,078	156,729
Salmar ASA	1,182	49,000

		292,181

United Kingdom — 8.1%
CNH Industrial NV	15,354	251,688

Security	Shares	Value

United Kingdom (continued)
Croda International PLC	2,700	$212,928
Genus PLC	1,200	42,761

		507,377

United States — 58.4%
AGCO Corp.	1,188	167,282
Archer-Daniels-Midland Co.	2,676	213,010
CF Industries Holdings Inc.	2,472	212,320
Corteva Inc.	3,912	243,679
Deere & Co.	570	238,967
Ecolab Inc.	1,686	268,698
Exponent Inc.	1,020	104,958
FMC Corp.	1,944	251,068
Ingredion Inc.	1,266	125,840
International Flavors & Fragrances Inc.	2,304	214,733
International Paper Co.	6,864	249,781
Kellogg Co.	3,360	221,558
Mosaic Co. (The)	5,244	278,928
Neogen Corp.(a)	4,536	80,242
Packaging Corp. of America	1,836	251,018
Sealed Air Corp.	2,862	139,150
Sotera Health Co.(a)	1,926	32,145
Trimble Inc.(a)	4,320	224,899
Westrock Co.	5,232	164,285

		3,682,561

Total Investments — 99.7% (Cost: $6,873,549)		6,289,912

Other Assets Less Liabilities — 0.3%		18,801

Net Assets — 100.0%		$6,308,713

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$65,147	$—	$(65,146	)(b)	$5	$(6)	$—	—	$1,648	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	—	0	(b)	—	—	—	—	30		—

					$5	$(6)	$—		$1,678		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® Emergent Food and AgTech Multisector ETF

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(945)	$—	$—	$—	$(945)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(278)	$—	$—	$—	$(278)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$10,203

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$3,936,420	$2,353,492	$—	$6,289,912

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) February 28, 2023	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.5%
Ampol Ltd.	342,032	$7,540,710
APA Group	1,612,310	11,616,303
Aristocrat Leisure Ltd.	285,119	6,986,624
ASX Ltd.	261,846	11,960,154
Aurizon Holdings Ltd.	2,991,525	6,647,595
Australia & New Zealand Banking Group Ltd.	1,197,135	19,802,372
BlueScope Steel Ltd.	598,426	7,656,676
Brambles Ltd.	1,929,051	16,668,339
Cochlear Ltd.	84,520	12,604,016
Coles Group Ltd.	917,975	11,211,780
Commonwealth Bank of Australia	708,049	47,834,959
Computershare Ltd.	593,730	9,875,570
CSL Ltd.	206,728	41,132,080
Dexus	1,965,820	11,107,983
Fortescue Metals Group Ltd.	1,066,821	15,287,455
Goodman Group	541,695	7,206,198
GPT Group (The)	3,445,086	10,875,113
IGO Ltd.	705,009	6,197,417
Lendlease Corp. Ltd.	1,252,910	6,416,169
Macquarie Group Ltd.	143,503	18,222,361
Mineral Resources Ltd.	145,052	8,011,015
Mirvac Group	5,869,796	8,937,223
National Australia Bank Ltd.	1,169,784	23,545,734
Newcrest Mining Ltd.	517,969	7,929,450
Northern Star Resources Ltd.	985,890	6,880,848
Orica Ltd.	637,914	6,930,654
Pilbara Minerals Ltd.(a)	2,034,697	5,669,819
Ramsay Health Care Ltd.	155,579	7,053,461
REA Group Ltd.	81,500	6,711,086
Rio Tinto Ltd.	200,327	15,656,374
Santos Ltd.	2,442,580	11,405,407
SEEK Ltd.	409,774	6,639,436
South32 Ltd.	3,063,025	8,899,388
Stockland	2,918,134	7,516,963
Transurban Group	3,446,377	32,794,758
Wesfarmers Ltd.	295,393	9,562,437
Westpac Banking Corp.	932,501	14,100,747
Woodside Energy Group Ltd.	1,366,887	33,119,636
Woolworths Group Ltd.	342,559	8,495,911
Xero Ltd.(a)	125,603	6,541,877

		523,252,098

Austria — 0.3%
OMV AG	226,031	11,009,398
Verbund AG	83,620	7,231,659

		18,241,057

Belgium — 1.0%
Anheuser-Busch InBev SA/NV	432,459	26,232,332
Argenx SE(a)	22,337	8,130,780
KBC Group NV	253,296	18,915,023
UCB SA	85,011	7,308,247
Umicore SA	185,149	6,170,757

		66,757,139

Denmark — 3.1%
AP Moller - Maersk A/S, Class A	4,512	10,313,037
Carlsberg AS, Class B	59,316	8,381,997
Coloplast A/S, Class B	61,119	7,062,060
DSV A/S	82,746	15,035,454
Genmab A/S(a)	38,582	14,516,435

Security	Shares	Value

Denmark (continued)
Novo Nordisk A/S, Class B	811,454	$114,622,144
Novozymes A/S, Class B	141,409	6,810,807
Orsted AS(b)	125,998	10,967,251
Pandora A/S	95,741	9,068,937
Vestas Wind Systems A/S	574,175	16,384,049

		213,162,171

Finland — 1.1%
Kesko OYJ, Class B	377,577	8,199,404
Metso Outotec OYJ	846,345	9,023,402
Neste OYJ	326,833	15,763,560
Nokia OYJ	3,815,274	17,651,550
Stora Enso OYJ, Class R	444,176	6,279,675
UPM-Kymmene OYJ	427,808	15,502,238
Wartsila OYJ Abp	705,916	6,818,178

		79,238,007

France — 11.7%
Air Liquide SA	139,050	22,091,759
Airbus SE	180,952	23,699,371
Alstom SA	258,727	7,593,174
AXA SA	986,863	31,097,496
BNP Paribas SA	521,351	36,448,241
Capgemini SE	42,908	8,046,798
Carrefour SA	392,979	7,768,980
Cie. de Saint-Gobain	128,120	7,613,227
Cie. Generale des Etablissements Michelin SCA	820,072	25,763,415
Covivio	122,503	7,845,698
Credit Agricole SA	655,894	7,993,721
Danone SA	541,816	30,456,730
Dassault Systemes SE	544,513	21,012,850
Edenred	123,601	6,957,035
Eiffage SA	69,813	7,661,913
Engie SA	636,220	9,284,594
EssilorLuxottica SA	109,886	19,049,110
Gecina SA	101,243	11,647,972
Hermes International	15,604	28,245,309
Kering SA	46,367	27,185,929
Klepierre SA	312,550	7,794,891
Legrand SA	84,353	7,815,684
L’Oreal SA	141,508	55,934,263
LVMH Moet Hennessy Louis Vuitton SE	136,440	113,426,157
Orange SA	649,308	7,412,689
Pernod Ricard SA	114,562	23,898,918
Safran SA	126,224	17,822,996
Sanofi	478,478	44,736,852
Schneider Electric SE	347,747	55,798,458
Societe Generale SA	729,285	21,017,663
Teleperformance	25,396	6,607,890
TotalEnergies SE	1,153,481	71,174,561
Unibail-Rodamco-Westfield(a)	122,357	7,731,436
Valeo	461,892	9,595,686
Vinci SA	92,021	10,463,507
Worldline SA/France(a)(b)	139,941	5,828,884

		814,523,857

Germany — 7.7%
adidas AG	93,712	13,995,585
Allianz SE, Registered	203,011	47,669,696
BASF SE	264,515	13,543,766
Bayer AG, Registered	377,409	22,411,002
Bayerische Motoren Werke AG	140,358	14,480,085

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Brenntag SE	95,856	$7,220,178
Commerzbank AG(a)	665,773	8,112,770
Covestro AG(b)	156,730	6,889,916
Deutsche Bank AG, Registered	892,924	11,132,364
Deutsche Boerse AG	114,748	20,009,050
Deutsche Lufthansa AG, Registered(a)	690,934	7,158,601
Deutsche Post AG, Registered	435,122	18,401,713
Deutsche Telekom AG, Registered	464,086	10,415,503
E.ON SE	1,104,914	12,055,562
Fresenius SE & Co. KGaA	233,669	6,429,914
GEA Group AG	200,210	8,801,206
HeidelbergCement AG	104,566	7,178,712
Henkel AG & Co. KGaA	127,810	8,847,831
Infineon Technologies AG	780,826	27,622,798
LEG Immobilien SE	94,729	6,891,400
Mercedes-Benz Group AG	373,182	28,601,677
Merck KGaA	124,953	23,677,717
MTU Aero Engines AG	28,995	6,997,162
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	93,120	32,077,709
Puma SE	162,633	10,352,311
Rheinmetall AG	29,386	7,469,257
SAP SE	631,214	71,712,756
Siemens AG, Registered	367,258	55,967,104
Vonovia SE	511,512	12,864,038
Zalando SE(a)(b)	177,629	7,037,670

		536,025,053

Hong Kong — 2.6%
AIA Group Ltd.	6,009,000	63,863,705
BOC Hong Kong Holdings Ltd.	3,647,500	12,344,400
Galaxy Entertainment Group Ltd.	1,251,000	8,328,705
Hang Seng Bank Ltd.	489,300	7,959,209
Hong Kong Exchanges & Clearing Ltd.	669,800	26,827,261
MTR Corp. Ltd.	3,175,500	16,002,191
Sands China Ltd.(a)	1,923,200	6,674,679
Sun Hung Kai Properties Ltd.	577,500	7,892,351
Swire Pacific Ltd., Class A	879,000	7,173,260
Swire Properties Ltd.	6,717,400	17,676,841
Wharf Real Estate Investment Co. Ltd.	1,274,000	6,985,120

		181,727,722

Ireland — 0.8%
CRH PLC	614,174	28,849,882
Flutter Entertainment PLC, Class DI(a)	71,077	11,412,005
Kerry Group PLC, Class A	175,433	16,796,787

		57,058,674

Israel — 0.6%
Bank Hapoalim BM	898,427	7,514,646
Bank Leumi Le-Israel BM	908,743	7,065,044
CyberArk Software Ltd.(a)	48,737	7,055,655
Elbit Systems Ltd.	43,765	7,410,065
Isracard Ltd.	1	4
Nice Ltd.(a)	40,483	8,415,000
Wix.com Ltd.(a)	76,375	6,914,229

		44,374,643

Italy — 2.1%
Assicurazioni Generali SpA	1,360,629	26,912,382
Enel SpA	4,616,834	25,898,406
Eni SpA	768,126	10,849,029
FinecoBank Banca Fineco SpA	403,325	6,969,645

Security	Shares	Value

Italy (continued)
Intesa Sanpaolo SpA	10,029,383	$27,092,206
Moncler SpA	114,663	7,009,927
Poste Italiane SpA(b)	663,083	7,149,868
Prysmian SpA	175,822	6,759,469
Stellantis NV	451,087	7,891,441
Terna - Rete Elettrica Nazionale	926,841	6,967,473
UniCredit SpA	670,441	13,716,230

		147,216,076

Japan — 21.3%
Aeon Co. Ltd.	537,700	10,029,110
Ajinomoto Co. Inc.	630,300	18,598,338
ANA Holdings Inc.(a)	342,200	6,945,538
Asahi Group Holdings Ltd.	304,300	10,761,369
Asahi Kasei Corp.	2,935,100	20,443,006
Astellas Pharma Inc.	1,129,200	15,856,876
Azbil Corp.	391,500	10,181,306
Bridgestone Corp.	532,400	20,368,473
Chugai Pharmaceutical Co. Ltd.	267,500	6,654,723
Dai Nippon Printing Co. Ltd.	262,800	7,045,608
Dai-ichi Life Holdings Inc.	316,100	6,743,772
Daiichi Sankyo Co. Ltd.	899,100	28,318,356
Daikin Industries Ltd.	150,400	25,717,601
Daiwa Securities Group Inc.	3,368,400	16,105,383
East Japan Railway Co.	125,900	6,358,480
Eisai Co. Ltd.	173,200	9,355,004
ENEOS Holdings Inc.	3,256,800	11,196,484
FANUC Corp.	116,800	19,852,595
Fast Retailing Co. Ltd.	94,800	18,715,021
FUJIFILM Holdings Corp.	250,400	11,681,626
Fujitsu Ltd.	140,600	18,057,015
Hankyu Hanshin Holdings Inc.	394,500	11,226,341
Hitachi Construction Machinery Co. Ltd.	294,200	6,579,724
Hitachi Ltd.	447,100	22,631,266
Honda Motor Co. Ltd.	1,282,500	33,349,076
Hoya Corp.	256,100	25,354,590
Ibiden Co. Ltd.	207,500	7,117,575
Idemitsu Kosan Co. Ltd.	319,500	7,071,015
Inpex Corp.	1,455,000	15,254,782
ITOCHU Corp.	1,159,700	34,664,217
JFE Holdings Inc.	617,900	7,666,893
KDDI Corp.	1,346,400	39,392,787
Keyence Corp.	76,300	32,978,936
Kirin Holdings Co. Ltd.	653,800	9,786,393
Komatsu Ltd.	552,400	13,216,386
Kubota Corp.	716,500	10,814,679
Kurita Water Industries Ltd.	149,500	6,754,435
Kyowa Kirin Co. Ltd.	304,700	6,520,705
Marubeni Corp.	1,464,100	18,690,785
Mazda Motor Corp.	829,900	7,425,155
Mitsubishi Chemical Group Corp.	1,296,300	7,550,768
Mitsubishi Corp.	410,900	13,958,707
Mitsubishi Electric Corp.	669,000	7,517,697
Mitsubishi Heavy Industries Ltd.	248,500	9,157,134
Mitsubishi UFJ Financial Group Inc.	5,078,900	36,006,824
Mitsui Chemicals Inc.	298,300	7,196,526
Mizuho Financial Group Inc.	1,374,500	21,424,733
MS&AD Insurance Group Holdings Inc.	348,300	11,397,811
Murata Manufacturing Co. Ltd.	178,700	9,565,341
NEC Corp.	198,800	7,117,991
Nidec Corp.	134,100	6,805,502

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nintendo Co. Ltd.	525,480	$19,672,425
Nippon Express Holdings Inc.	116,500	6,498,955
Nippon Paint Holdings Co. Ltd.	811,700	7,093,049
Nippon Steel Corp.	420,400	9,394,995
Nippon Telegraph & Telephone Corp.	241,200	6,989,208
Nippon Yusen KK	286,000	7,433,993
Nitto Denko Corp.	129,800	7,814,656
Nomura Holdings Inc.	1,744,500	7,189,614
Nomura Research Institute Ltd.	387,700	8,661,936
Omron Corp.	317,100	17,022,943
Ono Pharmaceutical Co. Ltd.	332,200	6,766,238
Oriental Land Co. Ltd./Japan	114,900	18,347,800
ORIX Corp.	661,900	11,863,234
Panasonic Holdings Corp.	1,231,700	10,755,234
Rakuten Group Inc.	1,334,100	6,584,519
Recruit Holdings Co. Ltd.	763,300	20,468,509
Renesas Electronics Corp.(a)	732,800	9,494,027
Resona Holdings Inc.	1,736,400	9,563,884
SCSK Corp.	493,700	7,163,599
Secom Co. Ltd.	122,300	7,116,763
Sekisui Chemical Co. Ltd.	478,600	6,416,207
Sekisui House Ltd.	664,300	12,577,346
Seven & i Holdings Co. Ltd.	256,100	11,449,396
SG Holdings Co. Ltd.	471,600	6,799,691
Shimizu Corp.	1,273,600	6,874,742
Shin-Etsu Chemical Co. Ltd.	82,400	11,423,200
Shionogi & Co. Ltd.	195,900	8,678,764
Shiseido Co. Ltd.	153,200	7,056,055
SoftBank Corp.	2,109,500	23,797,190
SoftBank Group Corp.	538,400	21,773,577
Sompo Holdings Inc.	406,500	17,451,489
Sony Group Corp.	739,800	61,859,431
Sumitomo Chemical Co. Ltd.	4,195,300	14,700,307
Sumitomo Metal Mining Co. Ltd.	216,300	8,051,823
Sumitomo Mitsui Financial Group Inc.	590,400	25,785,028
Sumitomo Mitsui Trust Holdings Inc.	305,600	11,322,487
Suntory Beverage & Food Ltd.	201,500	7,068,425
Sysmex Corp.	181,400	10,866,038
T&D Holdings Inc.	440,600	6,669,433
Takeda Pharmaceutical Co. Ltd.	584,194	18,007,355
TDK Corp.	268,300	8,983,058
Terumo Corp.	284,900	7,659,070
Tokio Marine Holdings Inc.	1,063,300	22,574,526
Tokyo Electron Ltd.	82,700	28,374,530
Tokyo Gas Co. Ltd.	387,700	7,477,741
Tokyu Corp.	737,200	8,881,030
Toray Industries Inc.	2,736,600	15,668,166
TOTO Ltd.	196,800	6,576,727
Toyota Motor Corp.	4,981,600	67,897,045
West Japan Railway Co.	166,000	6,442,967
Yamaha Corp.	296,700	11,257,651
Yamaha Motor Co. Ltd.	656,300	16,791,571
Yaskawa Electric Corp.	323,000	12,708,120
Yokogawa Electric Corp.	447,800	6,688,014

		1,485,684,239

Netherlands — 4.4%
Adyen NV(a)(b)	10,012	14,191,302
Akzo Nobel NV	185,768	13,589,831
ASM International NV	23,165	7,896,159
ASML Holding NV	211,068	130,093,067

Security	Shares	Value

Netherlands (continued)
Heineken NV	105,589	$10,762,527
ING Groep NV(a)	1,764,546	24,695,025
Koninklijke Ahold Delhaize NV	559,758	17,773,363
Koninklijke DSM NV	131,868	16,250,094
Koninklijke KPN NV	5,559,916	19,059,435
Prosus NV	420,334	30,133,397
Universal Music Group NV	339,625	8,002,020
Wolters Kluwer NV	148,479	17,189,049

		309,635,269

New Zealand — 0.3%
EBOS Group Ltd.	383,974	10,511,525
Meridian Energy Ltd.	2,249,562	7,383,838
Spark New Zealand Ltd.	2,141,275	6,611,338

		24,506,701

Norway — 1.0%
DNB Bank ASA	819,618	16,355,651
Equinor ASA	681,824	20,872,911
Kongsberg Gruppen ASA	171,741	7,147,606
Norsk Hydro ASA	991,659	7,218,051
Orkla ASA	1,035,880	6,972,263
Telenor ASA	1,123,571	12,598,424

		71,164,906

Portugal — 0.2%
Galp Energia SGPS SA	1,162,985	14,187,860

Singapore — 1.5%
Capitaland Investment Ltd/Singapore	4,715,700	13,005,872
City Developments Ltd.	2,254,200	12,894,816
DBS Group Holdings Ltd.	892,200	22,636,114
Keppel Corp. Ltd.	4,462,100	18,119,749
Oversea-Chinese Banking Corp. Ltd.	1,782,800	16,755,630
Sea Ltd., ADR(a)(c)	114,992	7,185,850
Sembcorp Marine Ltd.(a)(d)	70,981,057	6,679,836
United Overseas Bank Ltd.	450,000	9,974,533

		107,252,400

Spain — 2.7%
Amadeus IT Group SA(a)	352,626	22,174,122
Banco Bilbao Vizcaya Argentaria SA	3,264,508	25,375,110
Banco Santander SA	6,676,937	26,289,800
CaixaBank SA	1,637,647	7,031,840
Cellnex Telecom SA(b)	192,092	7,207,051
Corp. ACCIONA Energias Renovables SA	178,789	6,925,027
Endesa SA	371,339	7,281,964
Iberdrola SA	3,616,928	41,462,355
Industria de Diseno Textil SA	666,704	20,538,968
Naturgy Energy Group SA	320,510	8,817,120
Red Electrica Corp. SA	248,322	4,119,313
Repsol SA	531,626	8,407,579

		185,630,249

Sweden — 3.5%
Alfa Laval AB	209,494	6,890,842
Assa Abloy AB, Class B	451,900	10,996,425
Atlas Copco AB, Class A	1,195,014	14,187,470
Atlas Copco AB, Class B	839,509	8,843,803
Boliden AB	437,649	17,915,994
Epiroc AB, Class A	367,394	7,060,527
Epiroc AB, Class B	431,501	7,099,017
EQT AB	288,517	6,452,516
Essity AB, Class B	562,008	15,158,813

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Evolution AB(b)	79,120	$9,547,144
H & M Hennes & Mauritz AB, Class B	580,634	7,316,212
Kinnevik AB, Class B(a)	448,679	6,692,895
Nibe Industrier AB, Class B	805,797	8,331,717
Nordea Bank Abp	1,474,130	18,680,509
Sandvik AB	428,638	8,817,905
Skandinaviska Enskilda Banken AB, Class A	614,299	7,685,798
Svenska Cellulosa AB SCA, Class B	692,287	9,661,139
Svenska Handelsbanken AB, Class A	1,295,421	13,740,481
Swedbank AB, Class A	416,863	8,517,563
Tele2 AB, Class B	1,145,918	10,533,050
Telefonaktiebolaget LM Ericsson, Class B	1,220,621	6,759,310
Telia Co. AB	5,175,178	13,364,294
Volvo AB, Class A	420,864	8,761,470
Volvo AB, Class B	445,688	8,917,826

		241,932,720

Switzerland — 10.4%
ABB Ltd., Registered	956,118	31,816,793
Alcon Inc.	184,476	12,578,084
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	643	7,044,481
Coca-Cola HBC AG, Class DI(a)	276,301	7,075,904
Credit Suisse Group AG, Registered	2,354,711	7,098,694
Geberit AG, Registered	23,942	12,921,445
Givaudan SA, Registered	6,197	18,679,495
Holcim AG	180,935	11,168,214
Julius Baer Group Ltd.	154,915	10,270,531
Kuehne + Nagel International AG, Registered	55,399	14,184,208
Logitech International SA, Registered	177,456	9,692,727
Lonza Group AG, Registered	49,535	29,505,088
Nestle SA, Registered	1,352,162	152,348,933
Novartis AG, Registered	954,174	80,303,394
Roche Holding AG, Bearer	22,449	6,954,267
Roche Holding AG, NVS	306,891	88,488,602
SGS SA, Registered	7,000	16,046,346
SIG Group AG(a)	418,050	10,111,354
Sika AG, Registered	52,897	14,833,639
Sonova Holding AG, Registered	35,964	8,844,863
STMicroelectronics NV	482,522	23,113,566
Straumann Holding AG	57,523	7,626,156
Swiss Life Holding AG, Registered	12,463	7,499,633
Swiss Re AG	232,166	24,253,838
Swisscom AG, Registered	17,753	10,954,367
Temenos AG, Registered	94,479	6,949,626
UBS Group AG, Registered	1,862,595	40,483,936
VAT Group AG(b)	23,939	7,225,905
Zurich Insurance Group AG	103,883	49,277,240

		727,351,329

United Kingdom — 15.3%
3i Group PLC	826,752	16,174,774
abrdn PLC	3,560,332	9,592,305
Anglo American PLC	666,749	23,039,319
Antofagasta PLC	474,199	8,945,185
Ashtead Group PLC	196,086	12,974,865
Associated British Foods PLC	306,258	7,382,595
AstraZeneca PLC	743,981	96,924,357
BAE Systems PLC	1,952,926	21,091,986
Barclays PLC	5,185,641	10,882,518
Barratt Developments PLC	1,938,450	10,898,886

Security	Shares	Value

United Kingdom (continued)
Berkeley Group Holdings PLC	147,188	$7,409,243
BP PLC	6,892,269	45,292,739
British Land Co. PLC (The)	1,491,418	7,999,558
BT Group PLC	4,452,891	7,465,072
Burberry Group PLC	401,877	11,933,556
CNH Industrial NV	1,021,569	16,745,929
Coca-Cola Europacific Partners PLC	184,543	10,149,865
Compass Group PLC	583,625	13,482,778
Croda International PLC(c)	151,949	11,983,005
DCC PLC	131,310	7,300,274
Diageo PLC	1,383,664	58,717,759
Entain PLC	402,388	6,571,271
Experian PLC	189,202	6,378,780
GSK PLC	1,719,939	29,464,130
HSBC Holdings PLC	8,703,967	66,672,786
Informa PLC	1,011,633	8,126,494
InterContinental Hotels Group PLC	104,517	7,045,623
Intertek Group PLC	131,778	6,614,259
J Sainsbury PLC	3,480,666	11,225,362
Johnson Matthey PLC	268,134	7,034,460
Kingfisher PLC	2,983,724	10,318,782
Legal & General Group PLC	3,265,978	10,053,002
Lloyds Banking Group PLC	31,774,123	20,066,306
London Stock Exchange Group PLC	151,974	13,559,385
Mondi PLC	490,772	8,247,582
National Grid PLC	2,454,303	30,800,781
NatWest Group PLC, NVS	2,910,916	10,225,876
Pearson PLC	647,465	7,162,040
Prudential PLC	1,288,722	19,695,466
Reckitt Benckiser Group PLC	338,174	23,464,202
RELX PLC	956,441	28,841,929
Rio Tinto PLC	530,937	36,435,306
Rolls-Royce Holdings PLC(a)	5,207,111	9,072,338
Sage Group PLC (The)	1,462,225	13,174,817
Schroders PLC	1,308,203	7,808,614
Segro PLC	1,136,831	11,228,567
Shell PLC	3,490,798	105,730,598
Smiths Group PLC	345,490	7,326,468
Spirax-Sarco Engineering PLC	48,552	6,818,697
SSE PLC	621,298	13,003,118
St. James’s Place PLC	669,146	10,301,217
Standard Chartered PLC	1,268,210	12,000,052
Tesco PLC	3,617,238	11,080,985
Unilever PLC	1,369,025	68,160,302
Vodafone Group PLC	9,643,362	11,546,715

		1,071,642,878

Total Common Stocks — 99.1% (Cost: $6,514,880,791)		6,920,565,048

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	82,494	7,813,494
Dr Ing hc F Porsche AG, Preference Shares, NVS	59,471	7,167,101
Henkel AG & Co. KGaA, Preference Shares, NVS	95,062	6,915,599

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	16,533	$7,022,687

		28,918,881

Total Preferred Stocks — 0.4% (Cost: $24,705,092)		28,918,881

Total Long-Term Investments — 99.5% (Cost: $6,539,585,883)		6,949,483,929

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	3,390,586	3,392,620
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(e)(f)	1,300,000	1,300,000

Total Short-Term Securities — 0.1% (Cost: $4,691,629)		4,692,620

Total Investments — 99.6% (Cost: $6,544,277,512)		6,954,176,549

Other Assets Less Liabilities — 0.4%		26,790,412

Net Assets — 100.0%		$6,980,966,961

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$9,537,814	$—	$(6,151,042	)(a)	$8,490	$(2,642)	$3,392,620	3,390,586	$23,405	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,370,000	—	(70,000	)(a)	—	—	1,300,000	1,300,000	31,209		—

					$8,490	$(2,642)	$4,692,620		$54,614		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	55	03/09/23	$8,047	$196,538
SPI 200 Index	28	03/16/23	3,380	11,935
Euro STOXX 50 Index	281	03/17/23	12,595	679,782

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Aware MSCI EAFE ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

FTSE 100 Index	76	03/17/23	$7,177	$243,978

				$1,132,233

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,132,233	$—	$—	$—	$1,132,233

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,563,278	$—	$—	$—	$2,563,278

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,581,754	$—	$—	$—	$1,581,754

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$36,709,372

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$31,305,599	$6,882,579,613	$6,679,836	$6,920,565,048
Preferred Stocks	—	28,918,881	—	28,918,881
Short-Term Securities
Money Market Funds	4,692,620	—	—	4,692,620

	$35,998,219	$6,911,498,494	$6,679,836	$6,954,176,549

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Aware MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,132,233	$—	$1,132,233

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.9%
Atacadao SA	9,263	$23,797
Banco Bradesco SA	22,960	51,047
Banco Santander Brasil SA	5,263	28,479
CCR SA	18,480	38,792
Cia. de Saneamento Basico do Estado de Sao Paulo	5,253	51,923
Cosan SA	18,597	53,211
Energisa SA	2,946	21,771
Equatorial Energia SA	14,640	71,110
Hapvida Participacoes e Investimentos SA(a)(b)	69,157	59,310
Hypera SA	5,735	45,624
Klabin SA	11,042	41,043
Localiza Rent a Car SA	11,138	118,051
Localiza Rent a Car SA, NVS	54	547
Lojas Renner SA	15,146	53,954
Natura & Co. Holding SA	13,741	40,209
Petro Rio SA(b)	10,502	67,600
Raia Drogasil SA	15,621	67,670
Rede D’Or Sao Luiz SA(a)	8,441	41,194
Rumo SA	19,135	65,642
Telefonica Brasil SA	7,341	54,601
Tim SA	11,814	27,665
TOTVS SA	8,042	41,919
Ultrapar Participacoes SA	11,015	27,730
WEG SA	24,522	183,419

		1,276,308

Chile — 0.4%
Cencosud SA	20,693	39,127
Empresas CMPC SA	15,804	26,261
Empresas COPEC SA	5,920	42,772
Enel Americas SA	342,687	42,667
Falabella SA	10,678	23,498

		174,325

China — 29.3%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,000	6,310
3SBio Inc.(a)	21,000	20,824
AAC Technologies Holdings Inc.(b)	12,500	27,937
Air China Ltd., Class A(b)	6,200	9,910
Air China Ltd., Class H(b)	28,000	25,817
Alibaba Group Holding Ltd.(b)	167,716	1,843,441
Alibaba Health Information Technology Ltd.(b)	76,000	54,418
Angel Yeast Co. Ltd., Class A	800	4,655
Anjoy Foods Group Co. Ltd., Class A	300	7,066
Baidu Inc.(b)	33,050	568,239
BBMG Corp., Class A	10,000	3,756
Beijing Capital International Airport Co. Ltd., Class H(b)	32,000	23,424
Beijing Enterprises Water Group Ltd.	74,000	18,581
BOC Aviation Ltd.(a)	3,400	24,563
BYD Co. Ltd., Class A	1,600	59,862
BYD Co. Ltd., Class H	12,000	322,611
By-health Co. Ltd., Class A	1,500	4,950
CECEP Wind Power Corp, Class A	7,310	4,163
Chengtun Mining Group Co. Ltd., Class A	2,800	2,514
Chengxin Lithium Group Co. Ltd., Class A	1,000	5,454
China Baoan Group Co. Ltd., Class A	2,500	4,596
China Communications Services Corp. Ltd., Class H	40,000	15,552
China Conch Venture Holdings Ltd.	26,000	52,324
China Construction Bank Corp., Class H	1,439,000	879,628

Security	Shares	Value

China (continued)
China Eastern Airlines Corp. Ltd., Class A(b)	8,000	$6,251
China Everbright Environment Group Ltd.	64,000	25,956
China Feihe Ltd.(a)	59,000	47,289
China Jushi Co. Ltd., Class A	3,478	7,583
China Lesso Group Holdings Ltd.	20,000	21,096
China Medical System Holdings Ltd.	20,000	30,109
China Mengniu Dairy Co. Ltd.	48,000	211,280
China Merchants Bank Co. Ltd., Class A	18,800	100,978
China Merchants Bank Co. Ltd., Class H	58,500	317,450
China Overseas Land & Investment Ltd.	57,000	141,502
China Resources Cement Holdings Ltd.	44,000	23,676
China Resources Gas Group Ltd.	14,800	62,451
China Resources Land Ltd.	48,000	213,277
China Resources Mixc Lifestyle Services Ltd.(a)	10,200	55,999
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	800	5,860
China Ruyi Holdings Ltd.(b)	88,000	21,870
China Southern Airlines Co. Ltd., Class A(b)	7,400	8,411
China Southern Airlines Co. Ltd., Class H(b)	28,000	20,417
China Three Gorges Renewables Group Co. Ltd., Class A	25,200	20,274
China Vanke Co. Ltd., Class A	9,200	22,658
China Vanke Co. Ltd., Class H	25,500	44,584
CITIC Ltd.	85,000	93,786
CMOC Group Ltd., Class A	14,200	12,074
CMOC Group Ltd., Class H	51,000	28,718
Contemporary Amperex Technology Co. Ltd., Class A	2,200	127,465
COSCO SHIPPING Holdings Co. Ltd., Class A	12,200	18,920
COSCO SHIPPING Holdings Co. Ltd., Class H	49,500	51,343
Country Garden Services Holdings Co. Ltd.	22,000	40,963
CSPC Pharmaceutical Group Ltd.	135,360	145,417
Dali Foods Group Co. Ltd.(a)	36,500	14,763
ENN Energy Holdings Ltd.	12,000	170,829
ENN Natural Gas Co. Ltd., Class A	2,750	7,639
Far East Horizon Ltd.(c)	21,000	18,576
Fosun International Ltd.(c)	37,000	30,271
Ganfeng Lithium Co. Ltd., Class H(a)(c)	5,840	40,794
Ganfeng Lithium Group Co. Ltd., Class A	1,520	15,813
GEM Co. Ltd., Class A	4,600	5,222
Genscript Biotech Corp.(b)	16,000	43,795
Greentown Service Group Co. Ltd.(c)	20,000	13,345
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,600	7,269
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	6,065
Hansoh Pharmaceutical Group Co. Ltd.(a)	20,000	35,955
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,100	11,802
Huadong Medicine Co. Ltd., Class A	1,600	11,048
Huatai Securities Co. Ltd., Class A	7,200	13,052
Huatai Securities Co. Ltd., Class H(a)	26,800	30,168
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,900	25,870
Jafron Biomedical Co. Ltd., Class A	700	3,262
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,900	8,701
Jiangsu Expressway Co. Ltd., Class H	20,000	19,119
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	121	6,762
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,000	6,931
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	800	4,384
Kingdee International Software Group Co. Ltd.(b)	41,000	76,607
Kunlun Energy Co. Ltd.	62,000	49,677
Lenovo Group Ltd.	108,000	97,189

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Li Auto Inc.(b)(c)	17,004	$200,633
Longfor Group Holdings Ltd.(a)	28,000	80,154
Meituan, Class B(a)(b)	71,390	1,238,968
Microport Scientific Corp.(b)(c)	10,500	29,789
Ming Yang Smart Energy Group Ltd., Class A	2,100	7,671
NetEase Inc.	29,600	459,997
Orient Securities Co. Ltd., Class A	7,100	10,419
Ovctek China Inc., Class A	760	3,763
Pharmaron Beijing Co. Ltd., Class A	1,100	9,447
Pharmaron Beijing Co. Ltd., Class H(a)	3,200	17,944
Ping An Healthcare and Technology Co. Ltd.(a)(b)	8,500	19,479
Pop Mart International Group Ltd.(a)(c)	9,200	25,631
Postal Savings Bank of China Co. Ltd., Class A	24,500	15,936
Postal Savings Bank of China Co. Ltd., Class H(a)	125,000	75,100
Pylon Technologies Co. Ltd., NVS	176	6,791
SF Holding Co. Ltd., Class A	4,400	34,074
Shandong Nanshan Aluminum Co. Ltd., Class A	11,700	6,077
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	38,400	61,984
Shanghai Electric Group Co. Ltd., Class A(b)	13,400	8,075
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	2,200	10,668
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	8,000	23,405
Shanghai M&G Stationery Inc., Class A	800	6,236
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	3,100	8,812
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	11,600	20,456
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,100	7,952
Shenzhen Inovance Technology Co. Ltd., Class A	2,550	26,864
Shenzhen International Holdings Ltd.	26,000	22,598
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	49,627
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,400	4,928
Sino Biopharmaceutical Ltd.	162,000	83,639
Sinopharm Group Co. Ltd., Class H	20,000	53,566
Skshu Paint Co. Ltd., Class A(b)	300	5,283
Sungrow Power Supply Co. Ltd., Class A	1,300	22,320
Tencent Holdings Ltd.	44,600	1,959,206
Tongcheng Travel Holdings Ltd.(b)	20,000	39,700
Topchoice Medical Corp., Class A(b)	300	6,305
Uni-President China Holdings Ltd.	21,000	18,412
Unisplendour Corp. Ltd., Class A	2,900	10,582
Vinda International Holdings Ltd.	6,000	16,526
Vipshop Holdings Ltd., ADR(b)(c)	6,243	92,958
Want Want China Holdings Ltd.	75,000	47,183
Weichai Power Co. Ltd., Class A	6,100	10,900
Weichai Power Co. Ltd., Class H	30,000	44,527
WuXi AppTec Co. Ltd., Class A	2,292	27,297
WuXi AppTec Co. Ltd., Class H(a)	5,560	59,319
Wuxi Biologics Cayman Inc., New(a)(b)	54,000	378,008
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,900	4,736
Xinyi Solar Holdings Ltd.	76,000	81,265
XPeng Inc.(b)	13,600	60,453
Yadea Group Holdings Ltd.(a)	18,000	38,631
Yihai International Holding Ltd.	8,000	23,290
Yum China Holdings Inc.	6,302	370,117
Yunnan Baiyao Group Co. Ltd., Class A	1,240	10,144
Yunnan Energy New Material Co. Ltd., Class A	800	14,438
Zhejiang Chint Electrics Co. Ltd., Class A	2,000	8,633
Zhejiang Expressway Co. Ltd., Class H	22,000	17,743
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,410	11,998
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	900	5,102
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,800	6,641

Security	Shares	Value

China (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,200	$3,086
ZTO Express Cayman Inc., ADR	6,294	151,434

		12,870,080

Colombia — 0.1%
Bancolombia SA	4,170	30,807
Interconexion Electrica SA ESP	7,854	27,815

		58,622

Czech Republic — 0.1%
Komercni Banka AS	1,107	37,291
Moneta Money Bank AS(a)	4,419	16,834

		54,125

Egypt — 0.2%
Commercial International Bank Egypt SAE	37,755	65,454

Greece — 0.4%
Alpha Services and Holdings SA(b)	36,152	56,566
Eurobank Ergasias Services and Holdings SA, Class A(b)	39,648	60,777
Mytilineos SA	1,605	43,303
Terna Energy SA	863	17,982

		178,628

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	6,087	46,223
OTP Bank Nyrt	3,410	103,298

		149,521

India — 14.5%
Adani Green Energy Ltd.(b)	1,365	7,994
Adani Total Gas Ltd.	4,019	32,944
Asian Paints Ltd.	5,803	198,352
Axis Bank Ltd.	33,844	345,171
Berger Paints India Ltd.	3,409	23,875
Britannia Industries Ltd.	1,569	84,658
Colgate-Palmolive India Ltd.	1,734	30,892
Dabur India Ltd.	9,078	58,448
Eicher Motors Ltd.	2,000	75,061
GAIL India Ltd.	35,387	43,928
Grasim Industries Ltd.	3,765	71,819
Havells India Ltd.	3,761	54,420
HCL Technologies Ltd.	14,090	183,472
Hero MotoCorp Ltd.	1,787	52,259
Hindalco Industries Ltd.	19,720	95,129
Hindustan Unilever Ltd.	12,221	363,474
Housing Development Finance Corp. Ltd.	25,661	808,945
ICICI Prudential Life Insurance Co. Ltd.(a)	5,542	27,382
Indraprastha Gas Ltd.	4,611	24,454
Info Edge India Ltd.	1,165	49,159
Infosys Ltd.	50,384	905,041
Kotak Mahindra Bank Ltd.	8,264	172,667
Lupin Ltd.	3,041	24,236
Mahindra & Mahindra Ltd.	13,006	199,552
Marico Ltd.	7,281	43,288
Nestle India Ltd.	486	109,693
PI Industries Ltd.	1,181	44,244
Reliance Industries Ltd.	45,508	1,276,414
Shree Cement Ltd.	159	50,135
Shriram Transport Finance Co. Ltd.	3,346	48,654
Siemens Ltd.	1,099	43,135
State Bank of India	26,747	168,970
Tata Consultancy Services Ltd.	13,735	549,894

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
UPL Ltd.	7,156	$60,041
Zomato Ltd.(b)	51,542	33,274

		6,361,074

Indonesia — 2.1%
Aneka Tambang Tbk	124,000	16,181
Bank Central Asia Tbk PT	818,400	469,384
Bank Negara Indonesia Persero Tbk PT	108,300	62,286
Barito Pacific Tbk PT	386,484	23,693
Indah Kiat Pulp & Paper Tbk PT	40,200	20,883
Kalbe Farma Tbk PT	307,200	42,497
Merdeka Copper Gold Tbk PT(b)	176,457	52,524
Telkom Indonesia Persero Tbk PT	749,000	190,797
Unilever Indonesia Tbk PT	110,500	30,278

		908,523

Kuwait — 0.7%
Kuwait Finance House KSCP	109,313	305,077

Malaysia — 2.3%
AMMB Holdings Bhd	25,000	22,334
Axiata Group Bhd	42,000	29,663
CIMB Group Holdings Bhd	104,500	130,639
DiGi.Com Bhd	46,700	44,738
HAP Seng Consolidated Bhd	9,900	13,454
Hartalega Holdings Bhd	1,300	426
IHH Healthcare Bhd	25,500	32,898
Kuala Lumpur Kepong Bhd	6,400	29,655
Malayan Banking Bhd	70,000	137,263
Malaysia Airports Holdings Bhd(b)	10,863	16,438
Maxis Bhd	35,000	30,490
MISC Bhd	18,500	31,154
Nestle Malaysia Bhd	1,000	30,106
Petronas Dagangan Bhd	4,100	19,205
Petronas Gas Bhd	11,800	43,808
PPB Group Bhd	9,400	36,657
Press Metal Aluminium Holdings Bhd	54,500	62,647
Public Bank Bhd	216,800	199,523
QL Resources Bhd	17,000	22,010
RHB Bank Bhd	22,200	28,098
Sime Darby Bhd	42,400	21,448
Telekom Malaysia Bhd	17,900	20,063
Top Glove Corp. Bhd(b)	91,000	15,307

		1,018,024

Mexico — 3.7%
America Movil SAB de CV, Series L, NVS	410,700	426,043
Arca Continental SAB de CV	7,000	59,079
Cemex SAB de CV, NVS(b)	229,069	114,682
Coca-Cola Femsa SAB de CV	8,400	60,758
Fomento Economico Mexicano SAB de CV	29,400	271,335
Gruma SAB de CV, Class B	3,020	44,270
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,010	86,339
Grupo Bimbo SAB de CV, Series A	19,600	93,037
Grupo Financiero Banorte SAB de CV, Class O	38,700	326,665
Grupo Televisa SAB, CPO	38,400	38,428
Industrias Penoles SAB de CV(b)	2,215	26,502
Kimberly-Clark de Mexico SAB de CV, Class A	23,300	46,749
Orbia Advance Corp. SAB de CV	15,000	31,326

		1,625,213

Peru — 0.3%
Credicorp Ltd.	1,100	140,162

Security	Shares	Value

Philippines — 0.7%
Ayala Corp.	3,940	$44,422
Globe Telecom Inc.	15	481
JG Summit Holdings Inc.	43,788	38,951
Monde Nissin Corp.(a)	93,300	20,315
SM Investments Corp.	3,640	55,956
SM Prime Holdings Inc.	175,000	107,560
Universal Robina Corp.	12,400	30,578

		298,263

Poland — 1.1%
Bank Polska Kasa Opieki SA	2,892	58,196
CD Projekt SA	1,125	33,469
KGHM Polska Miedz SA	2,115	60,318
Polski Koncern Naftowy ORLEN SA	9,434	140,902
Powszechna Kasa Oszczednosci Bank Polski SA	13,379	93,362
Powszechny Zaklad Ubezpieczen SA	9,015	74,121
Santander Bank Polska SA	519	34,827

		495,195

Qatar — 1.1%
Commercial Bank PSQC (The)	47,719	80,291
Qatar Fuel QSC	9,092	40,410
Qatar Gas Transport Co. Ltd.	35,538	35,504
Qatar National Bank QPSC	69,679	321,520

		477,725

Russia — 0.0%
Gazprom PJSC(b)(d)	244,340	33
LUKOIL PJSC(b)(d)	8,544	1
Mobile TeleSystems PJSC(b)(d)	18,946	3
Moscow Exchange MICEX-RTS PJSC(b)(d)	30,360	4
Novatek PJSC(b)(d)	18,630	2
Novolipetsk Steel PJSC(b)(d)	31,136	4
PhosAgro PJSC(b)(d)	910	—
PhosAgro PJSC, New(b)(d)	18	—
Polymetal International PLC(b)(d)	7,120	1
Polyus PJSC(b)(d)	698	—

		48

Saudi Arabia — 2.0%
ACWA Power Co.	1,240	46,016
Bank AlBilad(b)	7,236	68,647
Dr Sulaiman Al Habib Medical Services Group Co.	1,260	77,758
Saudi Arabian Oil Co.(a)	35,859	302,929
Saudi Basic Industries Corp.	13,524	318,696
Saudi Electricity Co.	12,012	70,994

		885,040

South Africa — 6.6%
Absa Group Ltd.	12,317	132,982
Anglo American Platinum Ltd.	832	46,007
Aspen Pharmacare Holdings Ltd.	5,689	43,929
Bid Corp. Ltd.	4,889	107,071
Bidvest Group Ltd. (The)	4,226	53,922
Capitec Bank Holdings Ltd.	1,318	125,743
Clicks Group Ltd.	3,504	51,038
Discovery Ltd.(b)	7,558	61,629
FirstRand Ltd.	75,869	270,607
Gold Fields Ltd.	13,318	120,862
Growthpoint Properties Ltd.	51,072	37,376
Impala Platinum Holdings Ltd.	13,066	121,996
Kumba Iron Ore Ltd.	928	24,200
Mr. Price Group Ltd.	3,757	31,150
MTN Group Ltd.	25,251	198,964

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
MultiChoice Group	5,492	$42,166
Naspers Ltd., Class N	3,253	572,019
Nedbank Group Ltd.	6,733	84,536
NEPI Rockcastle NV	7,574	45,373
Northam Platinum Holdings Ltd.(b)	5,286	43,534
Old Mutual Ltd.	75,254	48,813
Remgro Ltd.	7,985	60,776
Sanlam Ltd.	25,623	83,475
Sasol Ltd.	8,614	126,311
Shoprite Holdings Ltd.	7,330	88,760
Standard Bank Group Ltd.	19,583	195,615
Vodacom Group Ltd.	9,395	64,747

		2,883,601

South Korea — 8.0%
Amorepacific Corp.	441	46,099
BGF retail Co. Ltd.	121	16,550
Celltrion Healthcare Co. Ltd.	1,341	55,154
CJ CheilJedang Corp.	120	29,119
CJ Corp.	188	12,342
Coway Co. Ltd.	841	33,931
Doosan Bobcat Inc.	762	21,815
Hana Financial Group Inc.	4,443	152,383
Hanwha Solutions Corp.(b)(d)	1,620	50,925
HMM Co. Ltd.(b)	3,916	66,623
Hyundai Engineering & Construction Co. Ltd.	1,182	32,482
Hyundai Glovis Co. Ltd.	275	32,935
Hyundai Mipo Dockyard Co. Ltd.(b)	358	18,976
Kakao Corp.	4,736	222,934
KB Financial Group Inc.	5,828	225,713
Korea Zinc Co. Ltd.	129	56,959
Korean Air Lines Co. Ltd.	2,706	46,496
LG Chem Ltd.	736	377,820
LG Corp.	1,366	84,990
LG Display Co. Ltd.(b)	3,362	38,861
LG Electronics Inc.	1,545	129,588
LG H&H Co. Ltd.	141	71,150
Lotte Chemical Corp.	301	40,525
NAVER Corp.	1,982	311,574
NCSoft Corp.	259	84,981
Netmarble Corp.(a)(b)	416	19,390
POSCO Chemical Co. Ltd.	391	65,237
S-1 Corp.	239	10,190
Samsung Engineering Co. Ltd.(b)	2,194	43,501
Samsung Life Insurance Co. Ltd.	1,163	59,893
Samsung SDI Co. Ltd.	817	429,232
Samsung SDS Co. Ltd.	564	53,340
Samsung Securities Co. Ltd.	963	24,371
Shinhan Financial Group Co. Ltd.	6,846	201,033
SK Biopharmaceuticals Co. Ltd.(b)	477	24,035
SK IE Technology Co. Ltd.(a)(b)	429	21,150
SK Inc.	540	72,830
SK Innovation Co. Ltd.(b)	833	94,217
SKC Co. Ltd.	325	24,038
Woori Financial Group Inc.	8,002	73,770
Yuhan Corp.	753	29,989

		3,507,141

Taiwan — 15.1%
Acer Inc.	46,000	38,145
Airtac International Group	2,000	69,815

Security	Shares	Value

Taiwan (continued)
AUO Corp.	96,600	$58,786
Cathay Financial Holding Co. Ltd.	129,650	183,855
Chailease Holding Co. Ltd.	20,877	153,022
China Airlines Ltd.	43,000	28,459
China Steel Corp.	175,000	180,028
Chunghwa Telecom Co. Ltd.	56,000	211,728
CTBC Financial Holding Co. Ltd.	264,000	196,002
Delta Electronics Inc.	29,000	271,316
E.Sun Financial Holding Co. Ltd.	194,525	158,757
Eva Airways Corp.	38,000	35,194
Evergreen Marine Corp. Taiwan Ltd.	15,800	80,742
Far Eastern New Century Corp.	47,000	49,965
Far EasTone Telecommunications Co. Ltd.	23,000	51,898
First Financial Holding Co. Ltd.	154,550	135,437
Fubon Financial Holding Co. Ltd.	112,990	220,942
Hotai Motor Co. Ltd.	4,000	80,623
Hua Nan Financial Holdings Co. Ltd.	130,650	97,643
MediaTek Inc.	22,000	516,538
Mega Financial Holding Co. Ltd.	164,500	179,455
momo.com Inc.	1,200	30,841
Nan Ya Plastics Corp.	72,000	177,151
President Chain Store Corp.	8,000	69,902
Shanghai Commercial & Savings Bank Ltd. (The)	55,424	86,037
SinoPac Financial Holdings Co. Ltd.	154,120	86,281
Taishin Financial Holding Co. Ltd.	158,800	85,284
Taiwan Cement Corp.	93,792	120,238
Taiwan Cooperative Financial Holding Co. Ltd.	143,880	125,160
Taiwan High Speed Rail Corp.	28,000	26,922
Taiwan Mobile Co. Ltd.	25,000	79,198
Taiwan Semiconductor Manufacturing Co. Ltd.	132,000	2,183,794
Uni-President Enterprises Corp.	73,000	161,152
United Microelectronics Corp.	179,000	291,538
Voltronic Power Technology Corp.	1,000	52,214
Wan Hai Lines Ltd.	10,260	26,553
Yang Ming Marine Transport Corp.	26,000	54,724

		6,655,339

Thailand — 3.1%
Advanced Info Service PCL, NVDR	17,200	98,286
Airports of Thailand PCL, NVDR(b)	62,000	127,594
Asset World Corp. PCL, NVDR	126,800	21,158
B Grimm Power PCL, NVDR	12,700	14,021
Bangkok Dusit Medical Services PCL, NVDR	150,800	119,448
Berli Jucker PCL, NVDR	18,600	20,255
BTS Group Holdings PCL, NVDR	123,000	28,010
Bumrungrad Hospital PCL, NVDR	8,400	50,140
Central Pattana PCL, NVDR	30,400	60,399
Charoen Pokphand Foods PCL, NVDR	55,700	34,984
CP ALL PCL, NVDR	87,500	153,465
Energy Absolute PCL, NVDR	26,800	59,349
Home Product Center PCL, NVDR	85,500	33,849
Indorama Ventures PCL, NVDR	26,200	27,229
Intouch Holdings PCL, NVDR	16,100	32,223
Krungthai Card PCL, NVDR	13,700	22,765
Minor International PCL, NVDR(b)	48,300	45,757
Osotspa PCL, NVDR	23,300	21,256
PTT Exploration & Production PCL, NVDR	20,300	85,919
PTT Global Chemical PCL, NVDR	35,500	47,437
PTT Oil & Retail Business PCL, NVDR	44,300	27,451
SCB X PCL, NVS(c)	12,700	37,360
SCG Packaging PCL, NVDR	19,700	28,977

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Siam Cement PCL (The), NVDR	12,000	$111,006
Thai Union Group PCL, NVDR	41,900	18,848
True Corp. PCL, NVDR	162,700	23,709

		1,350,895

Turkey — 0.6%
KOC Holding AS	11,387	46,642
Turk Hava Yollari AO(b)	8,137	61,826
Turkiye Is Bankasi AS, Class C	51,231	30,746
Turkiye Petrol Rafinerileri AS(b)	2,066	64,785
Turkiye Sise ve Cam Fabrikalari AS	19,392	48,519

		252,518

United Arab Emirates — 2.1%
Abu Dhabi Commercial Bank PJSC	41,078	93,652
Abu Dhabi Islamic Bank PJSC	20,808	59,110
Aldar Properties PJSC	55,871	71,398
Emirates NBD Bank PJSC	27,304	100,979
Emirates Telecommunications Group Co. PJSC	51,761	359,344
First Abu Dhabi Bank PJSC	66,747	255,726

		940,209

Total Common Stocks — 97.7% (Cost: $42,550,832)		42,931,110

Preferred Stocks

Brazil — 1.5%
Banco Bradesco SA, Preference Shares, NVS	79,851	199,496
Cia Energetica de Minas Gerais, Preference Shares, NVS	20,087	40,209
Gerdau SA, Preference Shares, NVS	16,581	90,673
Itau Unibanco Holding SA, Preference Shares, NVS	71,302	346,333

		676,711

Chile — 0.4%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	2,138	190,818

Security	Shares	Value

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	6,319	$40,077

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	120	26,619

Total Preferred Stocks — 2.1% (Cost: $881,914)		934,225

Total Long-Term Investments — 99.8% (Cost: $43,432,746)		43,865,335

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	412,068	412,315

Total Short-Term Securities — 1.0% (Cost: $412,272)		412,315

Total Investments — 100.8% (Cost: $43,845,018)		44,277,650

Liabilities in Excess of Other Assets — (0.8)%		(336,599)

Net Assets — 100.0%		$43,941,051

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$116,900	$295,446	(a)	$—		$(63)	$32	$412,315	412,068	$1,676	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—		0	(a)	—	—	—	—	2,639		1

						$(63)	$32	$412,315		$4,315		$1

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG MSCI EM Leaders ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	2	03/17/23	$96	$(2,849)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,849	$—	$—	$—	$2,849

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(11,623)	$—	$—	$—	$(11,623)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,336)	$—	$—	$—	$(1,336)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$97,270

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$5,032,897	$37,847,240	$50,973	$42,931,110
Preferred Stocks	716,788	217,437	—	934,225
Short-Term Securities
Money Market Funds	412,315	—	—	412,315

	$6,162,000	$38,064,677	$50,973	$44,277,650

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG MSCI EM Leaders ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,849)	$—	$—	$(2,849)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Global Sustainable Development Goals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
CSL Ltd.	14,992	$2,982,916
IDP Education Ltd.	18,742	360,431
Vicinity Ltd.	531,634	727,376

		4,070,723

Austria — 0.4%
Verbund AG	21,618	1,869,577

Belgium — 4.3%
Elia Group SA/NV	10,359	1,364,574
Umicore SA	495,563	16,516,421

		17,880,995

Canada — 4.2%
Northland Power Inc.	73,563	1,787,185
RioCan REIT	26,034	412,309
Saputo Inc.	150,700	4,035,601
West Fraser Timber Co. Ltd.	150,567	11,310,456

		17,545,551

Chile — 1.7%
Empresas CMPC SA	4,316,739	7,172,921

China — 10.3%
3SBio Inc.(a)	257,500	255,347
Anjoy Foods Group Co. Ltd., Class A	3,400	80,083
BeiGene Ltd.(b)	13,021	225,697
Beijing Easpring Material Technology Co. Ltd., Class A	14,300	122,670
Beijing Enterprises Water Group Ltd.	6,074,000	1,525,139
CECEP Solar Energy Co. Ltd., Class A	114,400	116,674
CECEP Wind Power Corp, Class A	98,300	55,984
China Conch Venture Holdings Ltd.	601,000	1,209,498
China Everbright Environment Group Ltd.	9,338,000	3,787,183
China Longyuan Power Group Corp. Ltd., Class H	1,693,000	2,076,777
China Medical System Holdings Ltd.	150,000	225,818
China Mengniu Dairy Co. Ltd.	941,000	4,141,972
China Railway Signal & Communication Corp. Ltd., Class A	273,936	201,390
China Three Gorges Renewables Group Co. Ltd., Class A	302,800	243,606
Chongqing Fuling Zhacai Group Co. Ltd., Class A	4,800	17,668
Contemporary Amperex Technology Co. Ltd., Class A	63,300	3,667,501
CSPC Pharmaceutical Group Ltd.	671,520	721,413
Ginlong Technologies Co. Ltd., Class A(b)	1,900	43,408
Hansoh Pharmaceutical Group Co. Ltd.(a)	58,000	104,269
Henan Shuanghui Investment & Development Co. Ltd., Class A	109,500	416,893
Hengan International Group Co. Ltd.	274,000	1,260,204
Hengdian Group DMEGC Magnetics Co. Ltd.	39,500	123,675
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	1,008	56,332
Koolearn Technology Holding Ltd.(a)(b)	9,000	51,254
Li Auto Inc.(b)	367,844	4,340,250
Ming Yang Smart Energy Group Ltd., Class A	106,100	387,547
NIO Inc., ADR(b)(c)	702,688	6,598,240
Nongfu Spring Co. Ltd., Class H(a)	65,000	364,359
Pylon Technologies Co. Ltd., NVS	1,162	44,833
Riyue Heavy Industry Co. Ltd., Class A	19,900	71,905
Shanghai Junshi Biosciences Co. Ltd., Class A(b)	1,200	9,121
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	3,500	15,108
Shimao Group Holdings Ltd.(b)(c)	7,401,474	1,885,870
Sungrow Power Supply Co. Ltd., Class A	23,800	408,625

Security	Shares	Value

China (continued)
Tingyi Cayman Islands Holding Corp.(c)	924,000	$1,492,797
Titan Wind Energy Suzhou Co. Ltd., Class A	49,200	108,292
Vinda International Holdings Ltd.(c)	201,000	553,622
Xinyi Solar Holdings Ltd.	1,458,000	1,559,002
XPeng Inc.(b)	662,432	2,944,541
Yadea Group Holdings Ltd.(a)	678,000	1,455,119
Yihai Kerry Arawana Holdings Co. Ltd., Class A	43,400	287,320
Zai Lab Ltd., ADR(b)(c)	1,304	48,444

		43,305,450

Denmark — 8.5%
Genmab A/S(b)	1,882	708,100
Novo Nordisk A/S, Class B	60,533	8,550,605
Orsted AS(a)	85,828	7,470,731
Rockwool A/S, Class B	10,029	2,276,969
Vestas Wind Systems A/S	578,292	16,501,528

		35,507,933

France — 1.5%
Covivio	13,530	866,528
Gecina SA	3,854	443,401
Ipsen SA	3,917	447,551
Klepierre SA	74,798	1,865,437
Unibail-Rodamco-Westfield(b)	40,930	2,586,265

		6,209,182

Germany — 2.3%
LEG Immobilien SE	26,732	1,935,864
Vonovia SE	308,013	7,746,233

		9,682,097

Greece — 0.1%
Terna Energy SA	13,851	288,609

Hong Kong — 5.1%
Henderson Land Development Co. Ltd.	281,000	986,362
Link REIT	154,500	1,016,839
MTR Corp. Ltd.	413,500	2,083,737
Sun Hung Kai Properties Ltd.	368,500	5,036,072
Swire Properties Ltd.	171,600	451,565
WH Group Ltd.(a)	20,515,000	11,938,272

		21,512,847

India — 0.5%
Adani Green Energy Ltd.(b)	6,336	37,106
Colgate-Palmolive India Ltd.	11,195	199,444
Godrej Consumer Products Ltd.(b)	20,114	224,556
Hindustan Unilever Ltd.	35,994	1,070,526
Marico Ltd.	35,523	211,195
Nestle India Ltd.	1,410	318,246

		2,061,073

Indonesia — 0.2%
Indofood CBP Sukses Makmur Tbk PT	806,500	535,463
Unilever Indonesia Tbk PT	628,500	172,218

		707,681

Japan — 15.2%
Asahi Intecc Co. Ltd.	7,800	132,803
Central Japan Railway Co.	65,300	7,331,551
Chugai Pharmaceutical Co. Ltd.	39,200	975,197
Daiichi Sankyo Co. Ltd.	70,900	2,233,090
Daiwa House Industry Co. Ltd.	744,000	17,172,390
Daiwa House REIT Investment Corp.	170	350,911
East Japan Railway Co.	269,500	13,610,885

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Sustainable Development Goals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Eisai Co. Ltd.	26,600	$1,436,738
Japan Metropolitan Fund Invest	827	620,880
Japan Real Estate Investment Corp.	124	513,528
Kyowa Kirin Co. Ltd.	17,900	383,067
Nippon Building Fund Inc.	158	666,894
Nippon Prologis REIT Inc.	247	526,872
Nisshin Seifun Group Inc.	178,300	2,060,271
Nissin Foods Holdings Co. Ltd.	19,200	1,598,981
Nomura Real Estate Master Fund Inc.	456	505,455
Ono Pharmaceutical Co. Ltd.	43,500	886,006
Open House Group Co. Ltd.	103,700	3,732,415
Shionogi & Co. Ltd.	19,300	855,029
Sysmex Corp.	11,800	706,832
Terumo Corp.	43,700	1,174,803
TOTO Ltd.	115,000	3,843,108
Unicharm Corp.	66,000	2,442,814

		63,760,520

Malaysia — 0.1%
PPB Group Bhd	62,000	241,783
QL Resources Bhd	271,400	351,383

		593,166

Mexico — 0.6%
Gruma SAB de CV, Class B	91,040	1,334,564
Kimberly-Clark de Mexico SAB de CV, Class A	508,600	1,020,452

		2,355,016

Netherlands — 0.3%
JDE Peet’s NV	42,523	1,251,752

Norway — 0.6%
Mowi ASA	111,341	1,922,275
Salmar ASA	19,239	797,555

		2,719,830

Saudi Arabia — 0.1%
ACWA Power Co.	3,350	124,318
Almarai Co. JSC	31,075	434,233

		558,551

Singapore — 0.8%
CapitaLand Ascendas REIT	324,400	666,272
CapitaLand Integrated Commercial Trust	950,340	1,367,064
City Developments Ltd.	149,100	852,904
Mapletree Pan Asia Commercial Trust	277,200	353,599

		3,239,839

Spain — 0.4%
Corp. ACCIONA Energias Renovables SA	22,645	877,108
EDP Renovaveis SA	48,999	1,002,751

		1,879,859

Sweden — 2.7%
Essity AB, Class B	274,604	7,406,782
Svenska Cellulosa AB SCA, Class B	238,075	3,322,431
Swedish Orphan Biovitrum AB(b)	21,799	502,187

		11,231,400

Switzerland — 4.6%
Geberit AG, Registered	5,563	3,002,339
Novartis AG, Registered	195,808	16,479,224

		19,481,563

Taiwan — 1.6%
Taiwan High Speed Rail Corp.	634,000	609,600

Security	Shares	Value

Taiwan (continued)
Uni-President Enterprises Corp.	2,863,000	$6,320,234

		6,929,834

Thailand — 0.1%
BTS Group Holdings PCL, NVDR(c)	1,901,800	433,078

United Kingdom — 5.9%
Berkeley Group Holdings PLC	42,638	2,146,339
Johnson Matthey PLC	635,947	16,683,986
Land Securities Group PLC	78,255	646,168
Pearson PLC	494,405	5,468,942

		24,945,435

United States — 26.6%
Alexandria Real Estate Equities Inc.	17,166	2,571,123
Alnylam Pharmaceuticals Inc.(b)	1,749	334,846
Amgen Inc.	43,595	10,099,218
Baxter International Inc.	99,928	3,992,124
BioMarin Pharmaceutical Inc.(b)	9,484	944,512
Boston Properties Inc.	40,606	2,658,881
Colgate-Palmolive Co.	92,553	6,784,135
Darling Ingredients Inc.(b)	73,148	4,628,074
Dexcom Inc.(b)(c)	12,570	1,395,396
Digital Realty Trust Inc.	84,339	8,790,654
Edwards Lifesciences Corp.(b)	30,355	2,441,756
Eli Lilly & Co.	26,404	8,217,453
Enphase Energy Inc.(b)	14,620	3,077,949
First Solar Inc.(b)	20,010	3,384,491
Healthpeak Properties Inc.	56,462	1,358,476
Horizon Therapeutics PLC(b)	15,004	1,642,788
Hormel Foods Corp.	98,182	4,357,317
Incyte Corp.(b)	19,014	1,463,698
Insulet Corp.(b)	2,013	556,313
Jazz Pharmaceuticals PLC(b)	12,843	1,803,157
Kimberly-Clark Corp.	117,235	14,660,237
Lucid Group Inc.(b)(c)	10,247	93,555
Plug Power Inc.(b)(c)	61,289	911,367
Regeneron Pharmaceuticals Inc.(b)	7,353	5,591,368
Rivian Automotive Inc., Class A(b)(c)	26,097	503,672
Seagen Inc.(b)	3,495	628,016
SolarEdge Technologies Inc.(b)	10,995	3,495,530
Sun Communities Inc.	14,889	2,131,211
United Therapeutics Corp.(b)	3,976	978,255
Vertex Pharmaceuticals Inc.(b)	15,708	4,559,875
VMware Inc., Class A(b)	33,754	3,717,328
Xylem Inc./NY	39,355	4,039,791

		111,812,566

Total Common Stocks — 99.7% (Cost: $460,110,571)		419,007,048

Rights

Hong Kong — 0.0%
Link REIT, (Expires 03/28/23, Strike Price HKD 44.20)(b)	38,220	36,032

Total Rights — 0.0% (Cost: $—)		36,032

Total Long-Term Investments — 99.7% (Cost: $460,110,571)		419,043,080

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Sustainable Development Goals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	2,975,187	$2,976,972
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	10,000	10,000

Total Short-Term Securities — 0.7% (Cost: $2,986,369)		2,986,972

Total Investments — 100.4% (Cost: $463,096,940)		422,030,052

Liabilities in Excess of Other Assets — (0.4)%		(1,825,798)

Net Assets — 100.0%		$420,204,254

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$7,678,485	$—	$(4,703,503	)(a)	$3,227	$(1,237)	$2,976,972	2,975,187	$26,780	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	—	(50,000	)(a)	—	—	10,000	10,000	8,496		—

					$3,227	$(1,237)	$2,986,972		$35,276		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	5	03/17/23	$512	$(10,113)
MSCI Emerging Markets Index	6	03/17/23	289	(16,406)

				$(26,519)

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Global Sustainable Development Goals ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$26,519	$—	$—	$—	$26,519

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$93,587	$—	$—	$—	$93,587

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$16,504	$—	$—	$—	$16,504

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,344,898

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$146,125,904	$272,881,144	$—	$419,007,048
Rights	—	36,032	—	36,032
Short-Term Securities
Money Market Funds	2,986,972	—	—	2,986,972

	$149,112,876	$272,917,176	$—	$422,030,052

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(26,519)	$—	$—	$(26,519)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Water Management Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Beverages — 22.5%
Anheuser-Busch InBev SA/NV	3,724	$225,892
Coca-Cola Co. (The)	5,548	330,161
Coca-Cola Europacific Partners PLC	984	54,120
Diageo PLC	5,780	245,283
Fomento Economico Mexicano SAB de CV	8,800	81,216
Heineken Holding NV	544	46,539
PepsiCo Inc.	1,414	245,371

		1,228,582

Building Products — 8.4%
Geberit AG, Registered	703	379,408
Genuit Group PLC	9,936	37,468
Uponor OYJ	2,156	40,124

		457,000

Commercial Services & Supplies — 1.0%
China Everbright Environment Group Ltd.	136,000	55,157

Construction Materials — 2.3%
Wienerberger AG	4,004	124,470

Diversified Financial Services — 0.6%
Metro Pacific Investments Corp.	412,000	30,361

Electric Utilities — 0.9%
Light SA	4,672	2,231
Mercury NZ Ltd.	4,744	18,388
Verbund AG	364	31,479

		52,098

Electronic Equipment, Instruments & Components — 2.3%
Badger Meter Inc.	1,014	123,323

Food Products — 6.2%
Ausnutria Dairy Corp. Ltd.	5,000	2,714
Barry Callebaut AG, Registered	20	39,823
General Mills Inc.	2,645	210,304
McCormick & Co. Inc./MD, NVS	1,136	84,427

		337,268

Hotels, Restaurants & Leisure — 7.2%
Hilton Worldwide Holdings Inc.	1,264	182,661
Marriott International Inc./MD, Class A	1,240	209,857

		392,518

Independent Power and Renewable Electricity Producers — 1.5%
AES Brasil Energia SA	4,592	8,701
Auren Energia SA	3,816	10,787
Brookfield Renewable Corp., Class A	772	21,499
Meridian Energy Ltd.	7,656	25,130
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	29,208	17,316

		83,433

Security	Shares	Value

Machinery — 16.0%
Energy Recovery Inc.(a)	1,979	$43,677
Franklin Electric Co. Inc.	1,364	130,357
Kurita Water Industries Ltd.	3,600	162,649
METAWATER Co. Ltd.	1,200	14,690
Takuma Co. Ltd.	2,800	28,194
Watts Water Technologies Inc., Class A	936	164,015
Xylem Inc./NY	3,193	327,761

		871,343

Metals & Mining — 0.0%
Shanxi Taigang Stainless Steel Co. Ltd., Class A	4,000	2,751

Multi-Utilities — 7.1%
Veolia Environnement SA	13,028	388,812

Real Estate Management & Development — 0.4%
Swire Pacific Ltd., Class A	3,000	24,482

Semiconductors & Semiconductor Equipment — 13.7%
ASE Technology Holding Co. Ltd.	16,000	55,095
Macronix International Co. Ltd.	16,000	17,916
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	330,878
Texas Instruments Inc.	2,008	344,272

		748,161

Water Utilities — 9.5%
AlKhorayef Water & Power Technologies Co.	318	11,525
American Water Works Co. Inc.	2,204	309,398
Athens Water Supply & Sewage Co. SA	2,280	17,104
Beijing Enterprises Water Group Ltd.	152,000	38,166
Cia. de Saneamento Basico do Estado de Sao Paulo	11,874	117,369
Cia. de Saneamento do Parana	7,392	24,087

		517,649

Total Common Stocks — 99.6% (Cost: $5,021,743)		5,437,408

Preferred Stocks

Water Utilities — 0.2%
Cia de Saneamento do Parana, Preference Shares, NVS	18,468	12,029

Total Preferred Stocks — 0.2% (Cost: $12,771)		12,029

Total Investments — 99.8% (Cost: $5,034,514)		5,449,437

Other Assets Less Liabilities — 0.2%		9,246

Net Assets — 100.0%		$5,458,683

(a)	Non-income producing security.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Water Management Multisector ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/20/22(a)	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(b)	$—	$—	$(15	)(c)	$15	$—	$—	—	$8	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	—	—	0	(c)	—	—	—	—	82	—

					$15	$—	$—		$90	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$3,071,677	$2,365,731	$—	$5,437,408
Preferred Stocks	12,029	—	—	12,029

	$3,083,706	$2,365,731	$—	$5,449,437

S C H E D U L E O F I N V E S T M E N T S	31

Statements of Assets and Liabilities (unaudited)

February 28, 2023

	iShares Emergent Food and AgTech Multisector ETF	iShares ESG Aware MSCI EAFE ETF	iShares ESG MSCI EM Leaders ETF	iShares MSCI Global Sustainable Development Goals ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$6,289,912	$6,949,483,929	$43,865,335	$419,043,080
Investments, at value — affiliated(c)	—	4,692,620	412,315	2,986,972
Cash	7,688	940	213,456	46,156
Cash pledged for futures contracts	1,983	—	8,000	26,000
Foreign currency collateral pledged for futures contracts(d)	—	2,451,217	—	—
Foreign currency, at value(e)	10,142	13,962,873	77,871	793,308
Receivables:
Investments sold	6,782	326,683,767	1,335,806	23,280,998
Securities lending income — affiliated	—	664	223	2,570
Dividends — unaffiliated	10,838	10,435,379	252,097	297,047
Dividends — affiliated	—	2,996	740	1,249
Tax reclaims	2,794	11,200,015	4,987	277,674

Total assets	6,330,139	7,318,914,400	46,170,830	446,755,054

LIABILITIES
Collateral on securities loaned, at value	—	3,401,177	418,924	2,977,424
Payables:
Investments purchased	19,102	333,325,446	1,623,996	23,327,454
Bank borrowings	—	—	180,028	—
Capital shares redeemed	—	—	—	72,937
Foreign taxes	—	—	—	163
Investment advisory fees	2,324	1,092,648	5,883	166,439
Professional fees	—	14,821	—	380
Variation margin on futures contracts	—	113,347	948	6,003

Total liabilities	21,426	337,947,439	2,229,779	26,550,800

NET ASSETS	$6,308,713	$6,980,966,961	$43,941,051	$420,204,254

NET ASSETS CONSIST OF
Paid-in capital	$7,105,162	$7,004,848,901	$45,236,691	$504,647,305
Accumulated loss	(796,449)	(23,881,940)	(1,295,640)	(84,443,051)

NET ASSETS	$6,308,713	$6,980,966,961	$43,941,051	$420,204,254

NET ASSETVALUE

Shares outstanding	300,000	100,300,000	1,000,000	5,400,000

Net asset value	$21.03	$69.60	$43.94	$77.82

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$6,873,549	$6,539,585,883	$43,432,746	$460,110,571
(b) Securities loaned, at value	$—	$3,074,170	$404,286	$2,924,154
(c) Investments, at cost — affiliated	$—	$4,691,629	$412,272	$2,986,369
(d) Foreign currency collateral pledged, at cost	$—	$2,426,586	$—	$—
(e) Foreign currency, at cost	$10,414	$14,174,018	$78,272	$794,479

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2023

iShares MSCI Water Management Multisector ETF

ASSETS
Investments, at value — unaffiliated(a)	$5,449,437
Cash	5,914
Foreign currency, at value(b)	10,607
Receivables:
Investments sold	522,731
Dividends — unaffiliated	4,437

Total assets	5,993,126

LIABILITIES
Payables:
Investments purchased	532,440
Investment advisory fees	2,003

Total liabilities	534,443

NET ASSETS	$5,458,683

NET ASSETS CONSIST OF
Paid-in capital	$4,982,461
Accumulated earnings	476,222

NET ASSETS	$5,458,683

NET ASSET VALUE

Shares outstanding	200,000

Net asset value	$27.29

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$5,034,514
(b) Foreign currency, at cost	$10,737

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Operations (unaudited)

Six Months Ended February 28, 2023

	iShares Emergent Food and AgTech Multisector ETF	iShares ESG Aware MSCI EAFE ETF	iShares ESG MSCI EM Leaders ETF	iShares MSCI Global Sustainable Development Goals ETF

INVESTMENT INCOME
Dividends — unaffiliated	$49,148	$60,636,180	$473,611	$3,460,640
Dividends — affiliated	30	31,209	2,639	8,496
Securities lending income — affiliated — net	1,648	23,405	1,676	26,780
Other income — unaffiliated	—	382	—	—
Foreign taxes withheld	(2,491)	(5,298,104)	(55,606)	(210,871)
Foreign withholding tax claims	—	150,432	—	3,811
Other foreign taxes	—	—	(2,284)	—

Total investment income	48,335	55,543,504	420,036	3,288,856

EXPENSES
Investment advisory	13,290	6,557,942	42,996	1,025,781
Commitment costs	—	—	568	874
Professional	—	15,081	—	382
Interest expense	—	—	28	—

Total expenses	13,290	6,573,023	43,592	1,027,037

Net investment income	35,045	48,970,481	376,444	2,261,819

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(207,104)	(134,195,668)	(141,312)	(10,379,267)
Investments — affiliated	5	8,490	(63)	3,227
Capital gain distributions from underlying funds — affiliated	—	—	1	—
Foreign currency transactions	(412)	64,652	(11,680)	(20,409)
Futures contracts	(945)	2,563,278	(11,623)	93,587
In-kind redemptions — unaffiliated(b)	—	64,555,274	411,073	1,785,407

	(208,456)	(67,003,974)	246,396	(8,517,455)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	194,524	823,064,440	(1,372,862)	7,348,262
Investments — affiliated	(6)	(2,642)	32	(1,237)
Foreign currency translations	17	904,317	4,061	46,702
Futures contracts	(278)	1,581,754	(1,336)	16,504

	194,257	825,547,869	(1,370,105)	7,410,231

Net realized and unrealized gain (loss)	(14,199)	758,543,895	(1,123,709)	(1,107,224)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,846	$807,514,376	$(747,265)	$1,154,595

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$—	$(42,182)	$(8,861)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$—	$—	$68,236	$35,265

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2023

	iShares MSCI Water Management Multisector ETF	(a)

INVESTMENT INCOME
Dividends — unaffiliated	$32,617
Dividends — affiliated	82
Securities lending income — affiliated — net	8
Foreign taxes withheld	(867)

Total investment income	31,840

EXPENSES
Investment advisory	10,839
Commitment costs	5

Total expenses	10,844

Net investment income	20,996

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	54,236
Investments — affiliated	15
Foreign currency transactions	2,616

	56,867

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	414,923
Foreign currency translations	651

	415,574

Net realized and unrealized gain	472,441

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$493,437

(a) For the period from September 20, 2022 (commencement of operations) to February 28, 2023.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets

	iShares Emergent Food and AgTech Multisector ETF		iShares ESG Aware MSCI EAFE ETF

	Six Months Ended 02/28/23 (unaudited)	Period From 04/25/22 to 08/31/22 (a)	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$35,045	$52,594	$48,970,481	$200,220,111
Net realized loss	(208,456)	(10,583)	(67,003,974)	(240,509,355)
Net change in unrealized appreciation (depreciation)	194,257	(778,202)	825,547,869	(1,579,348,818)

Net increase (decrease) in net assets resulting from operations	20,846	(736,191)	807,514,376	(1,619,638,062)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(43,805)	(37,299)	(31,427,081)	(246,221,801)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,066,423	6,038,739	(171,382,038)	1,547,452,980

NET ASSETS
Total increase (decrease) in net assets	1,043,464	5,265,249	604,705,257	(318,406,883)
Beginning of period	5,265,249	—	6,376,261,704	6,694,668,587

End of period	$6,308,713	$5,265,249	$6,980,966,961	$6,376,261,704

(a)	Commencement of operations.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares ESG MSCI EM Leaders ETF		iShares MSCI Global Sustainable Development Goals ETF

	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$376,444	$5,099,358	$2,261,819	$10,093,334
Net realized gain (loss)	246,396	68,750,663	(8,517,455)	(18,394,084)
Net change in unrealized appreciation (depreciation)	(1,370,105)	(157,777,441)	7,410,231	(104,450,604)

Net increase (decrease) in net assets resulting from operations	(747,265)	(83,927,420)	1,154,595	(112,751,354)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,201,979)	(11,692,050)	(3,789,063)	(10,093,155)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(13,503,748)	(726,515,865)	7,048,073	(26,510,247)

NET ASSETS
Total increase (decrease) in net assets	(16,452,992)	(822,135,335)	4,413,605	(149,354,756)
Beginning of period	60,394,043	882,529,378	415,790,649	565,145,405

End of period	$43,941,051	$60,394,043	$420,204,254	$415,790,649

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets (continued)

	iShares MSCI Water Management Multisector ETF

	Period From 09/20/22 to 02/28/23 (unaudited)	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,996
Net realized gain	56,867
Net change in unrealized appreciation (depreciation)	415,574

Net increase in net assets resulting from operations	493,437

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(17,215	)(c)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,982,461

NET ASSETS
Total increase in net assets	5,458,683
Beginning of period	—

End of period	$5,458,683

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Emergent Food and AgTech Multisector ETF

	Six Months Ended		Period From
	02/28/23		04/25/22	(a)
	(unaudited)		to 08/31/22

Net asset value, beginning of period	$21.06		$24.09

Net investment income(b)	0.13		0.21
Net realized and unrealized loss(c)		(0.01)		(3.09)

Net increase (decrease) from investment operations	0.12			(2.88)

Distributions from net investment income(d)		(0.15)		(0.15)

Net asset value, end of period	$21.03		$21.06

Total Return(e)
Based on net asset value	0.54	%(f)	(12.00	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.47	%(h)	0.47	%(h)

Net investment income	1.24	%(h)	2.78	%(h)

Supplemental Data
Net assets, end of period (000)	$6,309		$5,265

Portfolio turnover rate(i)		17%		1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware MSCI EAFE ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$62.03		$80.85	$65.21	$62.01	$65.51	$64.28

Net investment income(a)	0.48		2.07	1.84	1.53	2.12	2.16
Net realized and unrealized gain (loss)(b)	7.40		(18.37)	15.47	2.85	(3.92)	0.83

Net increase (decrease) from investment operations	7.88		(16.30)	17.31	4.38	(1.80)	2.99

Distributions from net investment income(c)		(0.31)	(2.52)	(1.67)	(1.18)	(1.70)	(1.76)

Net asset value, end of period	$69.60		$62.03	$80.85	$65.21	$62.01	$65.51

Total Return(d)
Based on net asset value	12.71	%(e)	(20.54)%	26.69%	7.12%	(2.68)%	4.64%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses excluding professional fees for foreign withholding tax claims	0.20	%(g)	0.20%	N/A	N/A	N/A	N/A

Net investment income	1.49	%(g)	2.84%	2.45%	2.47%	3.39%	3.22%

Supplemental Data
Net assets, end of period (000)	$6,980,967		$6,376,262	$6,694,669	$3,025,519	$917,780	$360,309

Portfolio turnover rate(h)		14%	27%	25%	30%	26%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG MSCI EM Leaders ETF

	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22		Year Ended 08/31/21	Period From 02/05/20 to 08/31/20	(a)

Net asset value, beginning of period	$46.46		$63.49		$51.84	$51.43

Net investment income(b)	0.31		0.96		1.01	0.79
Net realized and unrealized gain (loss)(c)		(1.14)	(16.79)		11.67	(0.03)

Net increase (decrease) from investment operations		(0.83)	(15.83)		12.68	0.76

Distributions(d)
From net investment income		(0.27)	(0.90)		(1.03)	(0.35)
From net realized gain		(1.42)	(0.30)		—	—

Total distributions		(1.69)	(1.20)		(1.03)	(0.35)

Net asset value, end of period	$43.94		$46.46		$63.49	$51.84

Total Return(e)
Based on net asset value	(1.76	)%(f)	(25.25	)%(g)	24.68%	1.54	%(f)

Ratios to Average Net Assets(h)
Total expenses	0.16	%(i)	0.16%		0.16%	0.16	%(i)

Net investment income	1.40	%(i)	1.60%		1.66%	3.04	%(i)

Supplemental Data
Net assets, end of period (000)	$43,941		$60,394		$882,529	$647,969

Portfolio turnover rate(j)		7%	17%		34%	19%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payments received from an affiliate, which impacted the Fund’s total return. Excluding payments, the Fund’s total return would have been -26.07%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Sustainable Development Goals ETF
	Six Months Ended 02/28/23 (unaudited)		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$78.45		$100.03	$81.68	$57.03	$58.35	$55.92

Net investment income(a)	0.42		1.81	1.12	1.19	1.02	1.32
Net realized and unrealized gain (loss)(b)		(0.35)	(21.60)	18.09	24.32	(1.29)	2.65

Net increase (decrease) from investment operations	0.07		(19.79)	19.21	25.51	(0.27)	3.97

Distributions from net investment income(c)		(0.70)	(1.79)	(0.86)	(0.86)	(1.05)	(1.54)

Net asset value, end of period	$77.82		$78.45	$100.03	$81.68	$57.03	$58.35

Total Return(d)
Based on net asset value	0.03	%(e)	(19.93)%	23.60%	45.10%	(0.40)%	7.16%

Ratios to Average Net Assets(f)
Total expenses	0.49	%(g)	0.49%	0.49%	0.49%	0.49%	0.49%

Total expenses excluding professional fees for foreign withholding tax claims	0.49	%(g)	N/A	N/A	N/A	N/A	N/A

Net investment income	1.08	%(g)	2.06%	1.19%	1.82%	1.79%	2.26%

Supplemental Data
Net assets, end of period (000)	$420,204		$415,791	$565,145	$175,604	$54,174	$37,928

Portfolio turnover rate(h)		18%	54%	70%	47%	43%	36%

(a)	Based on average shares outstanding.
(b)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Water Management Multisector ETF

	Period From
	09/20/22	(a)
	to 02/28/23 (unaudited)

Net asset value, beginning of period	$24.91

Net investment income(b)	0.11
Net realized and unrealized gain(c)	2.36

Net increase from investment operations	2.47

Distributions from net investment income(d)	(0.09	)(e)

Net asset value, end of period	$27.29

Total Return(f)
Based on net asset value	9.90	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.47	%(i)

Net investment income	0.91	%(i)

Supplemental Data
Net assets, end of period (000)	$5,459

Portfolio turnover rate(j)		24%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (i) Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Emergent Food and AgTech Multisector	Non-diversified
ESG Aware MSCI EAFE	Diversified
ESG MSCI EM Leaders(a)	Diversified
MSCI Global Sustainable Development Goals	Diversified
MSCI Water Management Multisector(b)	Non-diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.
(b)	The Fund commenced operations on September 20, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

ESG Aware MSCI EAFE
BNP Paribas SA	$68,739	$(67,189)	$—		$1,550	(b)
HSBC Bank PLC	3,005,431	(3,005,431)	—		—

	$3,074,170	$(3,072,620)	$—		$1,550

ESG MSCI EM Leaders
Barclays Capital, Inc.	$6,673	$(6,673)	$—		$—
BofA Securities, Inc.	33,446	(33,446)	—		—
Citigroup Global Markets, Inc.	28,758	(28,758)	—		—
Credit Suisse Securities (USA) LLC	17,647	(17,647)	—		—
J.P. Morgan Securities LLC	199,516	(199,516)	—		—
Morgan Stanley	21,174	(21,174)	—		—
State Street Bank & Trust Co.	8,625	(8,625)	—		—
UBS AG	88,447	(86,540)	—		1,907	(b)

	$404,286	$(402,379)	$—		$1,907

MSCI Global Sustainable Development Goals
Barclays Bank PLC	$18,460	$(18,194)	$—		$266	(b)
BNP Paribas SA	1,399,299	(1,399,299)	—		—
HSBC Bank PLC	82,630	(82,630)	—		—
J.P. Morgan Securities LLC	681,306	(681,306)	—		—
Morgan Stanley	268,411	(268,411)	—		—
Nomura Securities International, Inc	10,332	(10,332)	—		—
State Street Bank & Trust Co.	287,184	(287,184)	—		—
UBS AG	176,532	(176,532)	—		—

	$2,924,154	$(2,923,888)	$—		$266

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

(b)

The market value of the loaned securities is determined as of February 28, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Emergent Food and AgTech Multisector	0.47%
ESG Aware MSCI EAFE	0.20
ESG MSCI EM Leaders	0.16
MSCI Global Sustainable Development Goals	0.49
MSCI Water Management Multisector	0.47

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Emergent Food and AgTech Multisector	$343
ESG Aware MSCI EAFE	7,818
ESG MSCI EM Leaders	445
MSCI Global Sustainable Development Goals	6,706
MSCI Water Management Multisector	2

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
ESG Aware MSCI EAFE	$240,947,888	$324,483,080	$(48,713,378)
ESG MSCI EM Leaders	370,396	1,139,276	(351,513)
MSCI Global Sustainable Development Goals	22,237,308	31,765,121	(1,426,144)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Emergent Food and AgTech Multisector	$966,079	$959,615
ESG Aware MSCI EAFE	971,513,114	932,798,931
ESG MSCI EM Leaders	3,694,313	12,904,543
MSCI Global Sustainable Development Goals	74,782,015	73,277,136
MSCI Water Management Multisector	1,716,080	1,248,697

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Emergent Food and AgTech Multisector	$1,058,220	$—
ESG Aware MSCI EAFE	30,430,251	201,741,073
ESG MSCI EM Leaders	—	5,825,585
MSCI Global Sustainable Development Goals	15,590,518	10,804,586
MSCI Water Management Multisector	4,512,913	—

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
Emergent Food and AgTech Multisector	$8,113
ESG Aware MSCI EAFE	349,991,271
MSCI Global Sustainable Development Goals	31,101,981

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emergent Food and AgTech Multisector	$6,875,436	$138,817	$(724,341)	$(585,524)
ESG Aware MSCI EAFE	6,573,169,685	784,296,670	(402,157,573)	382,139,097
ESG MSCI EM Leaders	45,959,626	6,752,167	(8,436,992)	(1,684,825)
MSCI Global Sustainable Development Goals	467,027,477	19,633,302	(64,657,246)	(45,023,944)
MSCI Water Management Multisector	5,034,514	460,226	(45,303)	414,923

9.	LINE OF CREDIT

The iShares ESG MSCI EM Leaders ETF, iShares MSCI Global Sustainable Development Goals ETF and iShares MSCI Water Management Multisector ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2023, the iShares MSCI Global Sustainable Developement Goals ETF and iShares MSCI Water Management Multisector ETF did not borrow under the Syndicated Credit Agreement.

For the six months ended February 28, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
ESG MSCI EM Leaders	$180,000	$994	5.67%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

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Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

Emergent Food and AgTech Multisector
Shares sold	50,000	$1,066,423	250,000	$6,038,739

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 02/28/23		Year Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

ESG Aware MSCI EAFE
Shares sold	500,000	$31,311,889	20,900,000	$ 1,606,111,842
Shares redeemed	(3,000,000)	(202,693,927)	(900,000)	(58,658,862)

	(2,500,000)	$ (171,382,038)	20,000,000	$ 1,547,452,980

ESG MSCI EM Leaders
Shares sold	—	$(1,052)	350,000	$25,549,181
Shares redeemed	(300,000)	(13,502,696)	(12,950,000)	(752,065,046)

	(300,000)	$ (13,503,748)	(12,600,000)	$ (726,515,865)

MSCI Global Sustainable Development Goals
Shares sold	250,000	$ 18,919,405	600,000	$54,530,456
Shares redeemed	(150,000)	(11,871,332)	(950,000)	(81,040,703)

	100,000	$ 7,048,073	(350,000)	$ (26,510,247)

	Period Ended 02/28/23

iShares ETF	Shares	Amount

MSCI Water Management Multisector(a)
Shares sold	200,000	$4,982,461

(a)	The Fund commenced operations on September 20, 2022.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares MSCI Water Management Multisector ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	53

Board Review and Approval of Investment Advisory Contract (continued)

noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Emergent Food and AgTech Multisector ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG MSCI EM Leaders ETF, iShares MSCI Global Sustainable Development Goals ETF and iShares MSCI Water Management Multisector ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	55

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
ESG MSCI EM Leaders	$0.269765	$1.424065	$—	$1.693830	16%	84%	—%	100%
MSCI Water Management Multisector(a)	0.081803	—	0.004272	0.086075	95	—	5	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	57

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar Inc. and MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-817-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

• iShares MSCI China Multisector Tech ETF | TCHI | NASDAQ

• iShares MSCI Japan Value ETF | EWJV | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%

U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)

International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)

Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® MSCI China Multisector Tech ETF

Investment Objective

The iShares MSCI China Multisector Tech ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities in technology and technology-related industries, as represented by the MSCI China Technology Sub-Industries Select Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(3.82)%	(18.13)%	(21.03)%	(18.13)%	(22.80)%
Fund Market	(3.60)	(18.17)	(20.80)	(18.17)	(22.55)
Index	(4.16)	(17.42)	(20.21)	(17.42)	(21.98)

The inception date of the Fund was January 25, 2022. The first day of secondary market trading was January 27, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 961.80	$ 2.87		$ 1,000.00	$ 1,021.90	$ 2.96		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION
Sector	Percent of Total Investments	(a)

Information Technology	39.6%
Consumer Discretionary	26.2
Communication Services	23.3
Industrials	8.5
Financials	2.4

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)

Meituan, Class B	4.1%
Baidu Inc.	3.9
Pinduoduo Inc.	3.9
Xiaomi Corp., Class B	3.9
NetEase Inc.	3.9
Tencent Holdings Ltd.	3.7
Kuaishou Technology	3.7
Alibaba Group Holding Ltd.	3.6
JD.com Inc., Class A	3.1
Contemporary Amperex Technology Co. Ltd., Class A	2.9

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® MSCI Japan Value ETF

Investment Objective

The iShares MSCI JapanValue ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities with value characteristics and relatively lower valuations, as represented by the MSCI Japan Value Index (USD) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	6.70%	(4.94)%	3.40%	(4.94)%	14.26%
Fund Market	6.79	(5.59)	3.32	(5.59)	13.92
Index	5.93	(4.97)	3.32	(4.97)	13.92

The inception date of the Fund was March 5, 2019. The first day of secondary market trading was March 7, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,067.00	$ 0.77		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	25.6%
Financials	21.1
Consumer Discretionary	19.3
Communication Services	8.3
Real Estate	4.7
Information Technology	4.7
Materials	4.5
Health Care	4.5
Consumer Staples	3.7
Utilities	2.0
Energy	1.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Toyota Motor Corp.	8.7%
Mitsubishi UFJ Financial Group Inc.	5.1
Sumitomo Mitsui Financial Group Inc.	3.5
Hitachi Ltd.	3.0
SoftBank Group Corp.	2.9
Takeda Pharmaceutical Co. Ltd.	2.8
KDDI Corp.	2.8
Honda Motor Co. Ltd.	2.6
Mitsubishi Corp.	2.6
Mitsui & Co. Ltd.	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI China Multisector Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Capital Markets — 1.0%
East Money Information Co. Ltd., Class A	20,960	$62,933
Hithink RoyalFlush Information Network Co. Ltd., Class A	800	13,605

		76,538

Communications Equipment — 2.4%
BYD Electronic International Co. Ltd.	18,000	52,486
Guangzhou Haige Communications Group Inc. Co., Class A	4,000	5,481
Hengtong Optic-Electric Co. Ltd., Class A	3,600	7,627
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	1,200	5,877
Yealink Network Technology Corp. Ltd., Class A	1,600	15,332
Zhongji Innolight Co. Ltd., Class A	1,200	6,121
ZTE Corp., Class A	6,000	27,789
ZTE Corp., Class H	20,800	61,799

		182,512

Consumer Finance — 1.4%
360 DigiTech Inc.	3,184	64,826
Lufax Holding Ltd., ADR	18,168	39,243

		104,069

Diversified Consumer Services — 4.1%
Koolearn Technology Holding Ltd.(a)(b)	10,000	56,949
New Oriental Education & Technology Group Inc.(b)	40,800	157,336
Offcn Education Technology Co. Ltd., Class A(b)	10,000	8,216
TAL Education Group, ADR(b)	12,044	84,670

		307,171

Electrical Equipment — 6.4%
Beijing Easpring Material Technology Co. Ltd., Class A	800	6,863
Contemporary Amperex Technology Co. Ltd., Class A	3,800	220,166
Eve Energy Co. Ltd., Class A	3,200	33,405
Fangda Carbon New Material Co. Ltd., Class A(b)	6,000	5,775
Ginlong Technologies Co. Ltd., Class A(b)	600	13,682
Gotion High-tech Co. Ltd., Class A	2,800	11,886
Guangzhou Great Power Energy & Technology Co. Ltd.	800	7,704
Hongfa Technology Co. Ltd., Class A	880	4,437
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	200	11,177
Jiangsu Zhongtian Technology Co. Ltd., Class A	5,600	12,937
Jiangxi Special Electric Motor Co. Ltd., NVS(b)	2,800	7,194
Ningbo Orient Wires & Cables Co. Ltd.	1,192	9,433
Ningbo Ronbay New Energy Technology Co. Ltd.	740	7,676
Pylon Technologies Co. Ltd., NVS	284	10,957
Shenzhen Kstar Science & Technology Co. Ltd.	800	5,768
Sieyuan Electric Co. Ltd.	1,200	8,108
Sungrow Power Supply Co. Ltd., Class A	2,400	41,206
Sunwoda Electronic Co. Ltd., Class A	2,800	8,693
Suzhou Maxwell Technologies Co. Ltd., Class A	300	15,821
TBEA Co. Ltd., Class A	6,400	19,853
Zhejiang Chint Electrics Co. Ltd., Class A	3,600	15,540
Zhejiang HangKe Technology Inc. Co., Class A	800	5,786

		484,067

Electronic Equipment, Instruments & Components — 9.6%
AAC Technologies Holdings Inc.(b)(c)	20,000	44,699
Avary Holding Shenzhen Co. Ltd., Class A	3,200	13,078
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	400	5,180
BOE Technology Group Co. Ltd., Class A	59,600	35,716
Chaozhou Three-Circle Group Co. Ltd., Class A	3,200	14,648
China Railway Signal & Communication Corp. Ltd., Class A	12,000	8,822
China Zhenhua Group Science & Technology Co. Ltd., Class A	800	11,958
Foxconn Industrial Internet Co. Ltd., Class A	15,600	21,550

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
GoerTek Inc., Class A	5,600	$17,334
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,200	11,855
Hengdian Group DMEGC Magnetics Co. Ltd.	2,722	8,506
Kingboard Holdings Ltd.	18,000	64,262
Kingboard Laminates Holdings Ltd.	24,000	29,930
Lens Technology Co. Ltd., Class A	7,800	14,285
Lingyi iTech Guangdong Co., Class A(b)	11,200	9,224
Luxshare Precision Industry Co. Ltd., Class A	11,200	48,135
Maxscend Microelectronics Co. Ltd., Class A	640	10,777
Raytron Technology Co. Ltd., Class A	800	5,322
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	200	6,052
Shengyi Technology Co. Ltd., Class A	3,600	9,390
Shennan Circuits Co. Ltd., Class A	800	9,179
Shenzhen Sunlord Electronics Co. Ltd., Class A	1,200	4,394
Sunny Optical Technology Group Co. Ltd.	19,200	218,339
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,800	11,736
Tianma Microelectronics Co. Ltd., Class A	4,000	5,503
Unisplendour Corp. Ltd., Class A	4,800	17,516
Westone Information Industry Inc., Class A	1,200	5,405
Wingtech Technology Co. Ltd., Class A	2,000	15,492
Wuhan Guide Infrared Co. Ltd., Class A	5,360	9,187
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,800	6,599
Xiamen Faratronic Co. Ltd.	400	8,765
Zhejiang Dahua Technology Co. Ltd., Class A	4,400	9,162
Zhejiang Supcon Technology Co. Ltd.	804	11,332
Zhuzhou Hongda Electronics Corp. Ltd.	800	5,249

		728,581

Entertainment — 8.8%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,600	11,358
Beijing Enlight Media Co. Ltd., Class A	4,800	5,242
Bilibili Inc.(b)	5,040	97,551
China Ruyi Holdings Ltd.(b)	144,000	35,787
G-Bits Network Technology Xiamen Co. Ltd., Class A	100	5,083
iQIYI Inc., ADR(b)	11,612	89,761
Kingsoft Corp. Ltd.	25,600	84,521
Mango Excellent Media Co. Ltd., Class A	3,200	15,413
NetEase Inc.	18,800	292,160
Perfect World Co. Ltd., Class A	3,200	6,545
Tencent Music Entertainment Group, ADR(b)	696	5,248
Wanda Film Holding Co. Ltd., Class A(b)	3,600	7,003
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	12,400	7,839

		663,511

Household Durables — 4.2%
Ecovacs Robotics Co. Ltd., Class A	800	10,411
Gree Electric Appliances Inc. of Zhuhai, Class A	4,400	22,457
Haier Smart Home Co. Ltd., Class A	10,000	37,874
Haier Smart Home Co. Ltd., Class H	61,600	218,007
Hangzhou Robam Appliances Co. Ltd., Class A	1,600	7,080
TCL Technology Group Corp., Class A	26,800	17,101
Zhejiang Supor Co. Ltd., Class A	800	6,546

		319,476

Interactive Media & Services — 14.5%
Autohome Inc., ADR	2,004	61,122
Baidu Inc.(b)	17,400	299,163
JOYY Inc., ADR	1,272	39,941
Kanzhun Ltd., ADR(b)	4,880	98,332
Kuaishou Technology(a)(b)	41,600	278,781
Tencent Holdings Ltd.	6,400	281,142

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI China Multisector Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Weibo Corp., ADR(b)(c)	1,860	$38,465

		1,096,946

Internet & Direct Marketing Retail — 17.9%
Alibaba Group Holding Ltd.(b)	24,800	272,588
Alibaba Health Information Technology Ltd.(b)	8,000	5,728
JD Health International Inc.(a)(b)	5,400	37,802
JD.com Inc., Class A	10,600	235,637
Meituan, Class B(a)(b)	17,920	311,000
Pinduoduo Inc., ADR(b)	3,388	297,229
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	13,600	31,167
Vipshop Holdings Ltd., ADR(b)	11,216	167,006

		1,358,157

IT Services — 2.1%
Chinasoft International Ltd.	72,000	51,710
DHC Software Co. Ltd., Class A	4,000	3,783
GDS Holdings Ltd., Class A(b)	23,200	56,122
TravelSky Technology Ltd., Class H	24,000	47,374

		158,989

Machinery — 2.1%
Haitian International Holdings Ltd.	16,000	41,820
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,000	19,832
Keda Industrial Group Co. Ltd.	3,200	7,545
Luoyang Xinqianglian Slewing Bearing Co. Ltd.	680	5,457
Ningbo Deye Technology Co. Ltd., NVS	400	19,019
North Industries Group Red Arrow Co. Ltd., Class A	2,400	7,818
Riyue Heavy Industry Co. Ltd., Class A	1,600	5,781
Shenzhen Inovance Technology Co. Ltd., Class A	4,400	46,353
Wuxi Shangji Automation Co. Ltd., Class A	560	8,948

		162,573

Media — 0.0%
China Literature Ltd.(a)(b)	800	3,425

Semiconductors & Semiconductor Equipment — 13.7%
3peak Inc.	156	5,721
Advanced Micro-Fabrication Equipment Inc., Class A(b)	800	12,119
Amlogic Shanghai Co. Ltd.(b)	684	7,833
China Resources Microelectronics Ltd.	1,840	14,342
Daqo New Energy Corp., ADR(b)	1,616	71,395
Flat Glass Group Co. Ltd., Class A	2,400	11,923
Flat Glass Group Co. Ltd., Class H	12,000	31,787
GCL-Poly Energy Holdings Ltd.(b)	544,000	140,088
GigaDevice Semiconductor Inc., Class A	1,200	18,090
Hangzhou Chang Chuan Technology Co. Ltd.	775	4,922
Hangzhou First Applied Material Co. Ltd., Class A	2,240	22,132
Hangzhou Lion Electronics Co. Ltd.	1,200	7,698
Hangzhou Silan Microelectronics Co. Ltd., Class A	2,400	11,633
Hua Hong Semiconductor Ltd.(a)(b)	16,000	61,355
Ingenic Semiconductor Co. Ltd., Class A	800	8,693
JA Solar Technology Co. Ltd., Class A	3,920	34,384
JCET Group Co. Ltd., Class A	2,800	11,332
Jiangsu Pacific Quartz Co. Ltd., NVS	400	8,265
LONGi Green Energy Technology Co. Ltd., Class A	12,320	78,455
Montage Technology Co. Ltd., Class A	1,600	13,291
NAURA Technology Group Co. Ltd., Class A	800	26,771
Risen Energy Co. Ltd.(b)	2,000	9,036
SG Micro Corp., Class A	600	13,530
Shanghai Aiko Solar Energy Co. Ltd.(b)	1,574	8,287
Shanghai Fudan Microelectronics Group Co. Ltd.	744	7,701
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	8,000	32,826

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Shenzhen SC New Energy Technology Corp., Class A	400	$7,417
StarPower Semiconductor Ltd., Class A	400	16,972
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,200	32,596
Tianshui Huatian Technology Co. Ltd., Class A	4,800	6,609
TongFu Microelectronics Co. Ltd., Class A(b)	2,400	7,702
Tongwei Co. Ltd., Class A	7,200	43,408
Trina Solar Co. Ltd.	3,584	31,827
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,519	24,188
Will Semiconductor Co. Ltd. Shanghai, Class A	2,020	24,976
Wuhan DR Laser Technology Corp. Ltd.	200	4,116
Wuxi Autowell Technology Co. Ltd.	204	5,753
Xinyi Solar Holdings Ltd.	128,000	136,867
Yangzhou Yangjie Electronic Technology Co. Ltd.	766	6,021
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,000	19,713

		1,041,774

Software — 4.7%
360 Security Technology Inc., Class A	11,600	17,999
Beijing Kingsoft Office Software Inc., Class A	800	33,507
Beijing Shiji Information Technology Co. Ltd., Class A	2,800	6,688
China National Software & Service Co. Ltd., Class A	1,192	12,251
Hundsun Technologies Inc., Class A	3,120	19,938
Iflytek Co. Ltd., Class A	3,600	25,008
Kingdee International Software Group Co. Ltd.(b)	68,000	127,056
NavInfo Co. Ltd., Class A	4,000	7,495
Sangfor Technologies Inc., Class A	800	16,425
Shanghai Baosight Software Co. Ltd., Class A	2,200	15,664
Shanghai Baosight Software Co. Ltd., Class B	13,520	44,070
Thunder Software Technology Co. Ltd., Class A	800	10,984
Yonyou Network Technology Co. Ltd., Class A	5,400	18,092

		355,177

Technology Hardware, Storage & Peripherals — 7.0%
China Greatwall Technology Group Co. Ltd., Class A	5,600	10,478
GRG Banking Equipment Co. Ltd., Class A	4,400	6,769
Inspur Electronic Information Industry Co. Ltd., Class A	2,400	13,445
Lenovo Group Ltd.	192,000	172,781
Ninestar Corp., Class A	2,400	18,618
Shenzhen Transsion Holding Co. Ltd., Class A	1,104	12,811
Xiaomi Corp., Class B(a)(b)	196,000	296,936

		531,838

Total Long-Term Investments — 99.9% (Cost: $9,449,688)		7,574,804

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	94,373	94,429

Total Short-Term Securities — 1.2% (Cost: $94,389)		94,429

Total Investments — 101.1% (Cost: $9,544,077)		7,669,233

Liabilities in Excess of Other Assets — (1.1)%		(86,946)

Net Assets — 100.0%		$7,582,287

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI China Multisector Tech ETF

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$47,181	$ 47,179	(a)	$—		$48	$21	$94,429	94,373	$279	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—		0	(a)	—	—	—	—	46		—

						$48	$21	$94,429		$325		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$518	$—	$—	$—	$518

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,089,009	$6,485,795	$—	$7,574,804
Short-Term Securities
Money Market Funds	94,429	—	—	94,429

	$1,183,438	$6,485,795	$—	$7,669,233

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) February 28, 2023	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Nippon Express Holdings Inc.	9,400	$524,379

Airlines — 0.2%
ANA Holdings Inc.(a)	9,400	190,713
Japan Airlines Co. Ltd.(a)	9,400	177,001

		367,714

Auto Components — 2.0%
Aisin Corp.	19,000	520,667
Bridgestone Corp.	77,300	2,957,331
Sumitomo Electric Industries Ltd.	103,400	1,272,436

		4,750,434

Automobiles — 14.2%
Honda Motor Co. Ltd.	235,000	6,110,747
Isuzu Motors Ltd.	84,600	1,011,682
Mazda Motor Corp.	75,200	672,818
Nissan Motor Co. Ltd.	338,400	1,313,797
Subaru Corp.	56,400	903,597
Suzuki Motor Corp.	56,400	1,979,136
Toyota Motor Corp.	1,504,000	20,498,867
Yamaha Motor Co. Ltd.	37,600	962,004

		33,452,648

Banks — 13.2%
Chiba Bank Ltd. (The)	75,200	550,608
Concordia Financial Group Ltd.	150,400	646,157
Japan Post Bank Co. Ltd.	56,400	487,224
Mitsubishi UFJ Financial Group Inc.	1,692,000	11,995,421
Mizuho Financial Group Inc.	338,450	5,275,519
Resona Holdings Inc.	310,200	1,708,545
Shizuoka Financial Group Inc., NVS	65,800	525,774
Sumitomo Mitsui Financial Group Inc.	188,000	8,210,680
Sumitomo Mitsui Trust Holdings Inc.	47,000	1,741,351

		31,141,279

Beverages — 1.1%
Asahi Group Holdings Ltd.	65,800	2,326,974
Suntory Beverage & Food Ltd.	9,400	329,743

		2,656,717

Building Products — 0.8%
AGC Inc.	28,200	1,043,307
Lixil Corp.	37,600	599,429
TOTO Ltd.	9,400	314,132

		1,956,868

Capital Markets — 1.4%
Daiwa Securities Group Inc.	188,000	898,629
Nomura Holdings Inc.	413,600	1,704,571
SBI Holdings Inc.	37,600	810,479

		3,413,679

Chemicals — 2.3%
Asahi Kasei Corp.	178,600	1,243,951
Mitsubishi Chemical Group Corp.	178,600	1,040,320
Mitsui Chemicals Inc.	28,200	680,329
Sumitomo Chemical Co. Ltd.	216,200	757,563
Toray Industries Inc.	197,500	1,130,769
Tosoh Corp.	37,600	511,706

		5,364,638

Commercial Services & Supplies — 1.0%
Dai Nippon Printing Co. Ltd.	28,200	756,036
Secom Co. Ltd.	14,800	860,686

Security	Shares	Value

Commercial Services & Supplies (continued)
Toppan Inc.	37,600	$679,975

		2,296,697

Construction & Engineering — 1.1%
Kajima Corp.	56,500	675,232
Obayashi Corp.	94,000	695,320
Shimizu Corp.	75,200	405,921
Taisei Corp.	28,200	919,409

		2,695,882

Diversified Financial Services — 1.5%
Mitsubishi HC Capital Inc.	94,000	490,732
ORIX Corp.	169,200	3,032,572

		3,523,304

Electric Utilities — 1.1%
Chubu Electric Power Co. Inc.	94,000	973,300
Kansai Electric Power Co. Inc. (The)	103,400	971,313
Tokyo Electric Power Co. Holdings Inc.(a)	216,200	716,338

		2,660,951

Electrical Equipment — 1.5%
Fuji Electric Co. Ltd.	9,400	362,932
Mitsubishi Electric Corp.	272,600	3,063,265

		3,426,197

Electronic Equipment, Instruments & Components — 1.3%
Kyocera Corp.	47,000	2,313,149
Omron Corp.	9,400	504,622
Yokogawa Electric Corp.	9,400	140,392

		2,958,163

Entertainment — 0.1%
Toho Co. Ltd./Tokyo	9,400	327,213

Equity Real Estate Investment Trusts (REITs) — 1.8%
Daiwa House REIT Investment Corp.	285	588,292
GLP J-Reit	282	296,126
Japan Metropolitan Fund Invest	1,128	846,859
Japan Real Estate Investment Corp.	188	778,575
Nippon Building Fund Inc.	191	806,182
Nippon Prologis REIT Inc.	188	401,020
Nomura Real Estate Master Fund Inc.	564	625,168

		4,342,222

Food & Staples Retailing — 0.1%
MatsukiyoCocokara & Co.	5,700	264,999

Food Products — 0.4%
MEIJI Holdings Co. Ltd.	15,700	718,993
Nisshin Seifun Group Inc.	28,200	325,854

		1,044,847

Gas Utilities — 0.9%
Osaka Gas Co. Ltd.	56,400	916,123
Tokyo Gas Co. Ltd.	56,400	1,087,812

		2,003,935

Hotels, Restaurants & Leisure — 0.6%
Oriental Land Co. Ltd./Japan	9,400	1,501,039

Household Durables — 2.1%
Iida Group Holdings Co. Ltd.	18,800	312,419
Panasonic Holdings Corp.	310,200	2,708,674
Sekisui House Ltd.	84,600	1,601,751
Sharp Corp./Japan	37,600	259,425

		4,882,269

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 2.9%
Hitachi Ltd.	137,000	$6,934,653

Insurance — 4.9%
Dai-ichi Life Holdings Inc.	141,000	3,008,136
Japan Post Holdings Co. Ltd.	338,400	3,008,101
Japan Post Insurance Co. Ltd.	28,200	489,618
MS&AD Insurance Group Holdings Inc.	61,100	1,999,444
Sompo Holdings Inc.	44,200	1,897,554
T&D Holdings Inc.	75,200	1,138,844

		11,541,697

Internet & Direct Marketing Retail — 0.1%
Rakuten Group Inc.	65,800	324,340

IT Services — 0.0%
Otsuka Corp.	1,700	57,307

Machinery — 4.7%
FANUC Corp.	9,400	1,597,726
Hitachi Construction Machinery Co. Ltd.	18,800	420,458
Hoshizaki Corp.	9,400	333,237
Komatsu Ltd.	131,600	3,148,581
Kubota Corp.	94,000	1,418,813
Makita Corp.	18,800	459,759
Mitsubishi Heavy Industries Ltd.	47,000	1,731,933
NGK Insulators Ltd.	37,600	499,100
Toyota Industries Corp.	18,800	1,102,999
Yaskawa Electric Corp.	9,400	369,834

		11,082,440

Marine — 1.2%
Mitsui OSK Lines Ltd.	47,000	1,227,645
Nippon Yusen KK	65,800	1,710,338

		2,937,983

Media — 0.6%
Dentsu Group Inc.	28,200	904,333
Hakuhodo DY Holdings Inc.	37,600	419,170

		1,323,503

Metals & Mining — 2.0%
JFE Holdings Inc.	65,800	816,445
Nippon Steel Corp.	112,800	2,520,826
Sumitomo Metal Mining Co. Ltd.	37,600	1,399,670

		4,736,941

Oil, Gas & Consumable Fuels — 1.6%
ENEOS Holdings Inc.	432,800	1,487,914
Idemitsu Kosan Co. Ltd.	28,292	626,144
Inpex Corp.	150,400	1,576,852

		3,690,910

Paper & Forest Products — 0.2%
Oji Holdings Corp.	112,800	457,706

Personal Products — 0.5%
Kao Corp.	33,600	1,251,666

Pharmaceuticals — 4.5%
Astellas Pharma Inc.	169,200	2,376,004
Eisai Co. Ltd.	18,800	1,015,439
Shionogi & Co. Ltd.	11,100	491,752
Takeda Pharmaceutical Co. Ltd.	216,200	6,664,208

		10,547,403

Real Estate Management & Development — 2.9%
Daito Trust Construction Co. Ltd.	9,400	885,468

Security	Shares	Value

Real Estate Management & Development (continued)
Daiwa House Industry Co. Ltd.	84,600	$1,952,667
Hulic Co. Ltd.	56,400	448,872
Mitsubishi Estate Co. Ltd.	159,800	1,986,347
Nomura Real Estate Holdings Inc.	18,800	419,135
Sumitomo Realty & Development Co. Ltd.	47,000	1,109,582

		6,802,071

Road & Rail — 2.9%
Central Japan Railway Co.	19,400	2,178,133
East Japan Railway Co.	28,200	1,424,219
Hankyu Hanshin Holdings Inc.	18,800	534,994
Keio Corp.	9,400	327,517
Keisei Electric Railway Co. Ltd.	9,400	271,718
Kintetsu Group Holdings Co. Ltd.	18,800	569,533
Odakyu Electric Railway Co. Ltd.	18,800	227,909
Tobu Railway Co. Ltd.	9,400	209,864
Tokyu Corp.	37,600	452,966
West Japan Railway Co.	18,800	729,686

		6,926,539

Semiconductors & Semiconductor Equipment — 0.3%
SUMCO Corp.	47,000	648,526

Software — 0.2%
Trend Micro Inc./Japan	9,400	441,994

Specialty Retail — 0.3%
Nitori Holdings Co. Ltd.	3,900	440,724
USS Co. Ltd.	9,400	152,502

		593,226

Technology Hardware, Storage & Peripherals — 3.0%
Brother Industries Ltd.	37,600	553,056
Canon Inc.	141,000	3,034,636
FUJIFILM Holdings Corp.	48,700	2,271,946
Ricoh Co. Ltd.	75,200	584,223
Seiko Epson Corp.	37,600	518,417

		6,962,278

Tobacco — 1.5%
Japan Tobacco Inc.	169,200	3,440,749

Trading Companies & Distributors — 8.9%
ITOCHU Corp.	84,600	2,528,751
Marubeni Corp.	216,200	2,760,021
Mitsubishi Corp.	178,600	6,067,231
Mitsui & Co. Ltd.	206,800	5,804,021
Sumitomo Corp.	159,800	2,723,435
Toyota Tsusho Corp.	28,200	1,150,095

		21,033,554

Wireless Telecommunication Services — 7.6%
KDDI Corp.	225,600	6,600,574
SoftBank Corp.	404,200	4,559,765
SoftBank Group Corp.	169,200	6,842,662

		18,003,001

Total Long-Term Investments — 99.7% (Cost: $247,592,932)		235,294,561

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(b)(c)	80,000	$80,000

Total Short-Term Securities — 0.0% (Cost: $80,000)		80,000

Total Investments — 99.7% (Cost: $247,672,932)		235,374,561

Other Assets Less Liabilities — 0.3%		591,455

Net Assets — 100.0%		$235,966,016

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$ 60,000	(a)	$—	$—	$—	$80,000	80,000	$1,280	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	42	03/09/23	$614	$11,740

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$11,740	$—	$—	$—	$11,740

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® MSCI Japan Value ETF

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$45,190	$—	$—	$—	$45,190

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$11,954	$—	$—	$—	$11,954

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$861,310

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$235,294,561	$—	$235,294,561
Short-Term Securities
Money Market Funds	80,000	—	—	80,000

	$80,000	$235,294,561	$—	$235,374,561

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$11,740	$—	$11,740

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Statements of Assets and Liabilities (unaudited)

February 28, 2023

	iShares MSCI China Multisector Tech ETF	iShares MSCI Japan Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$7,574,804	$235,294,561
Investments, at value — affiliated(c)	94,429	80,000
Cash	3,811	297
Foreign currency collateral pledged for futures contracts(d)	—	18,633
Foreign currency, at value(e)	43,383	282,506
Receivables:
Investments sold	251,662	343,730
Securities lending income — affiliated	42	—
Dividends — unaffiliated	17,390	236,511
Dividends — affiliated	—	281
Variation margin on futures contracts	—	2,115

Total assets	7,985,521	236,258,634

LIABILITIES
Collateral on securities loaned, at value	94,359	—
Payables:
Investments purchased	305,202	265,052
Investment advisory fees	3,673	27,566

Total liabilities	403,234	292,618

NET ASSETS	$7,582,287	$235,966,016

NET ASSETS CONSIST OF
Paid-in capital	$9,892,974	$251,541,278
Accumulated loss	(2,310,687)	(15,575,262)

NET ASSETS	$7,582,287	$235,966,016

NET ASSETVALUE
Shares outstanding	400,000	9,400,000

Net asset value	$18.96	$25.10

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$9,449,688	$247,592,932
(b) Securities loaned, at value	$81,511	$—
(c) Investments, at cost — affiliated	$94,389	$80,000
(d) Foreign currency collateral pledged, at cost	$—	$19,059
(e) Foreign currency, at cost	$43,382	$296,812

See notes to financial statements.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 28, 2023

	iShares MSCI China Multisector Tech ETF	iShares MSCI Japan Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$12,034	$1,372,680
Dividends — affiliated	46	1,280
Securities lending income — affiliated — net	279	—
Foreign taxes withheld	(197)	(137,269)

Total investment income	12,162	1,236,691

EXPENSES
Investment advisory	21,499	78,584
Commitment costs	46	—

Total expenses	21,545	78,584

Net investment income (loss)	(9,383)	1,158,107

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(116,851)	(974,530)
Investments — affiliated	48	—
Foreign currency transactions	110	62,867
Futures contracts	518	45,190

	(116,175)	(866,473)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(177,896)	(955,888)
Investments — affiliated	21	—
Foreign currency translations	168	(15,808)
Futures contracts	—	11,954

	(177,707)	(959,742)

Net realized and unrealized loss	(293,882)	(1,826,215)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(303,265)	$(668,108)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statements of Changes in Net Assets

	iShares MSCI China Multisector Tech ETF			iShares MSCI Japan Value ETF

	Six Months Ended		Period From	Six Months Ended
	02/28/23		01/25/22 (a)	02/28/23	Year Ended
	(unaudited)		to 08/31/22	(unaudited)	08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(9,383)		$45,984	$1,158,107	$2,218,537
Net realized loss	(116,175)		(276,477)	(866,473)	(1,114,202)
Net change in unrealized appreciation (depreciation)	(177,707)		(1,697,116)	(959,742)	(12,976,420)

Net decrease in net assets resulting from operations	(303,265)		(1,927,609)	(668,108)	(11,872,085)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(58,126	)(c)	(21,687)	(894,771)	(2,495,878)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—		9,892,974	156,676,823	50,859,340

NET ASSETS
Total increase (decrease) in net assets	(361,391)		7,943,678	155,113,944	36,491,377
Beginning of period	7,943,678		—	80,852,072	44,360,695

End of period	$7,582,287		$7,943,678	$235,966,016	$80,852,072

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI China Multisector Tech ETF

	Six Months Ended		Period From
	02/28/23		01/25/22	(a)
	(unaudited)		to 08/31/22

Net asset value, beginning of period	$19.86		$24.81

Net investment income (loss)(b)		(0.02)	0.12
Net realized and unrealized loss(c)		(0.73)		(5.02)

Net decrease from investment operations		(0.75)		(4.90)

Distributions from net investment income(d)	(0.15	)(e)		(0.05)

Net asset value, end of period	$18.96		$19.86

Total Return(f)
Based on net asset value	(3.82	)%(g)	(19.74	)%(g)

Ratios to Average Net Assets(h)
Total expenses	0.59	%(i)	0.59	%(i)

Net investment income (loss)	(0.26	)%(i)	0.93	%(i)

Supplemental Data
Net assets, end of period (000)	$7,582		$7,944

Portfolio turnover rate(j)		11%		17%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan Value ETF

	Six Months Ended					Period From
	02/28/23		Year Ended	Year Ended	Year Ended	03/05/19	(a)
	(unaudited)		08/31/22	08/31/21	08/31/20	to 08/31/19

Net asset value, beginning of period	$23.78		$27.73	$23.22	$23.70	$24.67

Net investment income(b)	0.27		0.72	0.65	0.71	0.46
Net realized and unrealized gain (loss)(c)	1.31		(3.88)	4.36	(0.26)		(0.97)

Net increase (decrease) from investment operations	1.58		(3.16)	5.01	0.45		(0.51)

Distributions from net investment income(d)		(0.26)	(0.79)	(0.50)	(0.93)		(0.46)

Net asset value, end of period	$25.10		$23.78	$27.73	$23.22	$23.70

Total Return(e)
Based on net asset value	6.70	%(f)	(11.57)%	21.62%	1.71%	(2.10	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.15	%(h)	0.15%	0.15%	0.15%	0.15	%(h)

Net investment income	2.21	%(h)	2.74%	2.39%	2.98%	3.83	%(h)

Supplemental Data
Net assets, end of period (000)	$235,966		$80,852	$44,361	$6,965	$7,111

Portfolio turnover rate(i)		6%	24%	24%	35%		9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI China Multisector Tech	Non-diversified
MSCI Japan Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI China Multisector Tech
Barclays Capital, Inc.	$41,514	$(41,514)	$—		$—
J.P. Morgan Securities LLC	39,997	(39,997)	—		—

	$81,511	$(81,511)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

MSCI China Multisector Tech	0.59%
MSCI Japan Value	0.15

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

MSCI China Multisector Tech	$78

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Japan Value	$4,497,586	$5,094,067	$(741,458)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI China Multisector Tech	$835,398	$879,725
MSCI Japan Value	11,544,501	8,011,602

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI Japan Value	$153,084,168	$—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts

MSCI China Multisector Tech	$274,665
MSCI Japan Value	1,845,089

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI China Multisector Tech	$9,563,108	$411,889	$(2,305,764)	$(1,893,875)
MSCI Japan Value	248,322,552	2,861,312	(15,797,563)	(12,936,251)

9.	LINE OF CREDIT

The iShares MSCI China Multisector Tech ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 28, 2023, the Fund did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

The Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Period Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

MSCI China Multisector Tech
Shares sold	—	$—	400,000	$9,892,974

	Six Months Ended 02/28/23		Year Ended 08/31/22

iShares ETF	Shares	Amount	Shares	Amount

MSCI Japan Value
Shares sold	6,000,000	$156,676,823	2,100,000	$58,305,017
Shares redeemed	—	—	(300,000)	(7,445,677)

	6,000,000	$156,676,823	1,800,000	$50,859,340

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI ChinaMultisector Tech ETF and iShares MSCI Japan Value ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI China Multisector Tech(a)	$0.054469	$—	$0.090846	$0.145315	37%	—%	63%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

G E N E R A L I N F O R M A T I O N	27

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	29

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-819-0223

FEBRUARY 28, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares ESG Advanced MSCI EAFE ETF | DMXF | NASDAQ
•	iShares ESG Advanced MSCI EM ETF | EMXF | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.

While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	1.26%	(7.69)%
U.S. small cap equities (Russell 2000® Index)	3.63	(6.02)
International equities (MSCI Europe, Australasia, Far East Index)	12.58	(3.14)
Emerging market equities (MSCI Emerging Markets Index)	(2.29)	(15.28)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.74	2.11
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.81)	(14.06)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.13)	(9.72)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.66	(5.10)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.52	(5.45)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2023	iShares® ESG Advanced MSCI EAFE ETF

Investment Objective

The iShares ESG Advanced MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market companies excluding the U.S. and Canada that have a favorable environmental, social and governance rating while applying extensive screens for company involvement in controversial activities, as represented by the MSCI EAFE Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	12.23%	(4.86)%	5.91%	(4.86)%	16.81%
Fund Market	11.82	(4.33)	6.02	(4.33)	17.13
Index	11.99	(4.83)	6.07	(4.83)	17.28

The inception date of the Fund was June 16, 2020. The first day of secondary market trading was June 18, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

	Actual				Hypothetical 5% Return

Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,122.30	$ 0.63		$ 1,000.00	$ 1,024.20	$ 0.60		0.12%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION
Sector	Percent of Total Investments	(a)
Financials	21.1%
Industrials	19.1
Information Technology	14.3
Health Care	13.0
Consumer Discretionary	8.6
Materials	7.7
Communication Services	5.8
Consumer Staples	5.2
Real Estate	4.6
Utilities	0.6

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
Japan	27.0%
France	10.7
Germany	9.2
Switzerland	9.1
United Kingdom	8.6
Netherlands	7.3
Australia	4.9
Sweden	4.8
Denmark	4.7
Hong Kong	3.8
Singapore	1.9
Spain	1.8
Italy	1.2
Finland	1.2
Belgium	1.0
Other (each representing less than 1%)	2.8

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2023	iShares® ESG Advanced MSCI EM ETF

Investment Objective

The iShares ESG Advanced MSCI EM ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market companies that have a favorable environmental, social and governance rating while applying extensive screens for company involvement in controversial activities, as represented by the MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(2.13)%	(15.67)%	0.38%	(15.67)%	0.91%
Fund Market	(2.05)	(16.28)	0.44	(16.28)	1.07
Index	(2.60)	(15.54)	0.69	(15.54)	1.65

The inception date of the Fund was October 6, 2020. The first day of secondary market trading was October 8, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 978.70	$ 0.78		$ 1,000.00	$ 1,024.00	$ 0.80		0.16%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	34.2%
Consumer Discretionary	17.2
Information Technology	17.0
Communication Services	8.4
Consumer Staples	6.5
Materials	5.3
Health Care	4.9
Industrials	3.9
Real Estate	2.2
Utilities	0.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

China	32.2%
Taiwan	17.5
India	12.6
South Africa	6.4
South Korea	5.4
Brazil	4.4
Thailand	3.0
Saudi Arabia	2.9
Indonesia	2.8
United Arab Emirates	2.3
Malaysia	2.1
Mexico	2.1
Poland	1.0
Qatar	1.0
Other (each representing less than 1%)	4.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2023	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.9%
ASX Ltd.	10,074	$460,143
Aurizon Holdings Ltd.	90,087	200,186
BlueScope Steel Ltd.	24,309	311,026
Brambles Ltd.	72,061	622,657
Cochlear Ltd.	3,431	511,647
Computershare Ltd.	28,397	472,330
CSL Ltd.	24,747	4,923,840
Dexus	50,301	284,229
Fortescue Metals Group Ltd.	87,381	1,252,163
Goodman Group	87,308	1,161,463
GPT Group (The)	95,565	301,670
IDP Education Ltd.	10,767	207,062
IGO Ltd.	35,186	309,304
James Hardie Industries PLC	22,995	479,092
Lendlease Corp. Ltd.	35,551	182,057
Mineral Resources Ltd.	8,833	487,834
Mirvac Group	206,517	314,438
Newcrest Mining Ltd.	46,063	705,166
Northern Star Resources Ltd.	59,349	414,216
Orica Ltd.	23,214	252,210
Pilbara Minerals Ltd.(a)	130,962	364,934
QBE Insurance Group Ltd.	76,577	774,671
Ramsay Health Care Ltd.	9,350	423,900
REA Group Ltd.	2,701	222,413
Reece Ltd.	11,607	128,529
Scentre Group	267,983	535,230
SEEK Ltd.	17,823	288,780
Sonic Healthcare Ltd.	23,652	511,667
Stockland	121,405	312,733
Suncorp Group Ltd.	65,262	562,951
Transurban Group	158,702	1,510,164
Vicinity Ltd.	206,229	282,161
WiseTech Global Ltd.	7,665	323,914
Xero Ltd.(a)	6,935	361,201

		20,455,981

Austria — 0.2%
Erste Group Bank AG	17,739	696,309
voestalpine AG	5,706	210,751

		907,060

Belgium — 1.0%
Ageas SA/NV	8,322	375,564
Argenx SE(a)	2,847	1,036,322
D’ieteren Group	1,402	271,725
Elia Group SA/NV	1,800	237,111
Groupe Bruxelles Lambert NV	5,110	428,964
KBC Group NV	12,921	964,883
Sofina SA	803	200,047
Umicore SA	10,587	352,850
Warehouses De Pauw CVA	8,322	253,971

		4,121,437

Denmark — 4.6%
AP Moller - Maersk A/S, Class A	148	338,282
AP Moller - Maersk A/S, Class B, NVS	219	510,127
Chr Hansen Holding A/S	5,476	379,629
Demant A/S(a)	4,845	144,890
DSV A/S	9,636	1,750,920
Genmab A/S(a)	3,358	1,263,444
Novo Nordisk A/S, Class B	85,191	12,033,677

Security	Shares	Value

Denmark (continued)
Novozymes A/S, Class B	10,585	$509,815
Pandora A/S	4,745	449,464
Rockwool A/S, Class B	444	100,805
Tryg A/S	19,068	422,422
Vestas Wind Systems A/S	52,122	1,487,298

		19,390,773

Finland — 1.2%
Elisa OYJ	7,305	414,838
Kesko OYJ, Class B	14,600	317,051
Kone OYJ, Class B	17,520	909,842
Metso Outotec OYJ	34,164	364,243
Nokia OYJ	279,298	1,292,186
Orion OYJ, Class B	5,372	253,135
Sampo OYJ, Class A	24,747	1,204,688
Wartsila OYJ Abp	22,212	214,537

		4,970,520

France — 10.6%
Accor SA(a)	8,761	290,771
Aeroports de Paris(a)	1,460	211,542
Air Liquide SA	27,010	4,291,251
Amundi SA(b)	3,249	213,697
Arkema SA	2,999	304,036
AXA SA	96,433	3,038,745
BioMerieux	2,192	214,642
BNP Paribas SA	57,305	4,006,258
Bouygues SA	11,836	400,491
Bureau Veritas SA	15,549	444,181
Capgemini SE	8,468	1,588,055
Carrefour SA	31,244	617,677
Cie. Generale des Etablissements Michelin SCA	35,040	1,100,818
Covivio	2,342	149,993
Credit Agricole SA	62,488	761,574
Danone SA	33,142	1,862,988
Dassault Systemes SE	34,383	1,326,846
Edenred	12,848	723,166
Eiffage SA	4,241	465,446
Eurazeo SE	2,201	148,106
Eurofins Scientific SE	6,887	479,987
Euronext NV(b)	4,380	319,477
Gecina SA	2,487	286,128
Getlink SE	22,796	382,855
Hermes International	1,606	2,907,073
Ipsen SA	1,985	226,803
Klepierre SA	9,992	249,197
Legrand SA	13,797	1,274,390
L’Oreal SA	12,410	4,905,335
Publicis Groupe SA	11,826	938,832
Sartorius Stedim Biotech	1,460	475,517
Schneider Electric SE	27,886	4,474,505
SEB SA	1,255	144,773
Sodexo SA	4,672	432,710
Unibail-Rodamco-Westfield(a)(c)	5,870	370,911
Valeo	10,403	216,120
Vinci SA	27,740	3,154,255
Vivendi SE	36,368	374,251
Wendel SE	1,387	157,302
Worldline SA/France(a)(b)	12,337	513,866

		44,444,570

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany — 8.6%
adidas AG	8,322	$1,242,864
Aroundtown SA	46,663	120,890
Bayerische Motoren Werke AG	17,082	1,762,271
Bechtle AG	4,307	181,380
Beiersdorf AG	5,183	618,568
Brenntag SE	7,957	599,347
Carl Zeiss Meditec AG, Bearer	1,971	262,725
Commerzbank AG(a)	53,228	648,609
Continental AG	5,986	429,747
Covestro AG(b)	10,220	449,275
Daimler Truck Holding AG(a)	22,703	719,097
Deutsche Boerse AG	9,782	1,705,725
Deutsche Lufthansa AG, Registered(a)	29,638	307,072
Deutsche Post AG, Registered	51,173	2,164,154
Evonik Industries AG	10,951	233,823
GEA Group AG	7,811	343,371
Hannover Rueck SE	3,070	596,190
HeidelbergCement AG	7,665	526,221
HelloFresh SE(a)	8,614	192,975
Henkel AG & Co. KGaA	5,484	379,191
Infineon Technologies AG	67,379	2,383,625
Knorr-Bremse AG	3,587	243,790
LEG Immobilien SE	3,869	280,183
Merck KGaA	6,643	1,258,802
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	7,227	2,489,536
Nemetschek SE	2,993	169,493
Rational AG	264	175,109
SAP SE	53,655	6,095,790
Scout24 SE(b)	4,044	221,636
Siemens AG, Registered	39,370	6,025,544
Siemens Healthineers AG(b)	14,527	758,166
Symrise AG	6,862	701,086
Telefonica Deutschland Holding AG	57,457	174,292
United Internet AG, Registered	5,256	114,859
Vonovia SE	36,938	928,955
Zalando SE(a)(b)	11,972	474,331

		35,978,692

Hong Kong — 3.8%
AIA Group Ltd.	607,400	6,455,453
BOC Hong Kong Holdings Ltd.	186,000	629,488
CK Asset Holdings Ltd.	109,500	686,787
ESR Group Ltd.(b)	102,200	173,846
Futu Holdings Ltd., ADR(a)(c)	3,431	168,840
Hang Lung Properties Ltd.	96,000	185,153
Hang Seng Bank Ltd.	43,800	712,474
Henderson Land Development Co. Ltd.	73,000	256,243
HKT Trust & HKT Ltd., Class SS	219,000	284,721
Hong Kong Exchanges & Clearing Ltd.	61,800	2,475,253
Hongkong Land Holdings Ltd.	58,400	266,888
Link REIT	109,500	720,672
MTR Corp. Ltd.	76,500	385,504
New World Development Co. Ltd.	73,000	198,718
Sino Land Co. Ltd.	170,000	218,000
Sun Hung Kai Properties Ltd.	73,000	997,648
Swire Pacific Ltd., Class A	36,500	297,866
Swire Properties Ltd.	58,400	153,680
WH Group Ltd.(b)	438,000	254,885

Security	Shares	Value

Hong Kong (continued)
Wharf Real Estate Investment Co. Ltd.	75,000	$411,212

		15,933,331

Ireland — 0.9%
AIB Group PLC	55,188	235,725
Bank of Ireland Group PLC	52,852	582,276
CRH PLC	39,128	1,837,978
Kerry Group PLC, Class A	8,402	804,447
Smurfit Kappa Group PLC	12,848	479,317

		3,939,743

Israel — 0.5%
Azrieli Group Ltd.	2,190	122,905
Check Point Software Technologies Ltd.(a)	5,208	644,334
CyberArk Software Ltd.(a)	2,117	306,478
Nice Ltd.(a)	3,285	682,837
Wix.com Ltd.(a)	2,920	264,347

		2,020,901

Italy — 1.2%
Amplifon SpA	6,424	185,750
Assicurazioni Generali SpA	57,670	1,140,676
DiaSorin SpA	1,314	158,400
FinecoBank Banca Fineco SpA	31,463	543,696
Infrastrutture Wireless Italiane SpA(b)	18,475	203,337
Mediobanca Banca di Credito Finanziario SpA	30,766	328,320
Moncler SpA	10,585	645,219
Nexi SpA(a)(b)	29,346	236,842
Poste Italiane SpA(b)	26,083	281,247
Prysmian SpA	13,213	507,973
Recordati Industria Chimica e Farmaceutica SpA	5,122	217,206
Telecom Italia SpA/Milano(a)	582,547	190,215
Terna - Rete Elettrica Nazionale	72,635	546,029

		5,184,910

Japan — 26.9%
Advantest Corp.	7,900	626,223
Aeon Co. Ltd.	36,500	680,793
AGC Inc.	7,300	270,076
Ajinomoto Co. Inc.	21,900	646,206
ANA Holdings Inc.(a)	7,400	150,135
Asahi Intecc Co. Ltd.	14,600	248,580
Asahi Kasei Corp.	62,800	437,403
Astellas Pharma Inc.	94,900	1,332,640
Azbil Corp.	7,300	189,843
Bridgestone Corp.	29,200	1,117,129
Brother Industries Ltd.	14,600	214,751
Canon Inc.	51,800	1,114,852
Capcom Co. Ltd.	7,300	229,734
Central Japan Railway Co.	7,300	819,607
Chiba Bank Ltd. (The)	29,200	213,800
Chugai Pharmaceutical Co. Ltd.	36,500	908,028
Concordia Financial Group Ltd.	58,400	250,901
CyberAgent Inc.	21,900	187,241
Dai Nippon Printing Co. Ltd.	14,600	391,423
Daifuku Co. Ltd.	7,300	398,100
Dai-ichi Life Holdings Inc.	51,900	1,107,250
Daiichi Sankyo Co. Ltd.	87,600	2,759,079
Daikin Industries Ltd.	12,200	2,086,135
Daito Trust Construction Co. Ltd.	3,000	282,596
Daiwa House Industry Co. Ltd.	29,200	673,970
Daiwa House REIT Investment Corp.	146	301,371
Daiwa Securities Group Inc.	65,700	314,042

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Denso Corp.	21,900	$1,164,394
Dentsu Group Inc.	14,600	468,201
Disco Corp.	1,400	438,986
East Japan Railway Co.	14,600	737,362
Eisai Co. Ltd.	14,600	788,586
FANUC Corp.	9,300	1,580,729
Fast Retailing Co. Ltd.	9,000	1,776,743
FUJIFILM Holdings Corp.	18,300	853,729
Fujitsu Ltd.	9,400	1,207,226
GMO Payment Gateway Inc.	2,200	180,699
Hakuhodo DY Holdings Inc.	14,600	162,763
Hamamatsu Photonics KK	7,300	358,215
Hankyu Hanshin Holdings Inc.	14,600	415,474
Hirose Electric Co. Ltd.	1,300	158,943
Hitachi Construction Machinery Co. Ltd.	7,300	163,263
Hoshizaki Corp.	7,300	258,790
Hoya Corp.	18,100	1,791,949
Hulic Co. Ltd.	21,900	174,296
Ibiden Co. Ltd.	7,300	250,401
Itochu Techno-Solutions Corp.	7,300	162,452
Japan Exchange Group Inc.	29,200	435,506
Japan Metropolitan Fund Invest	367	275,529
Japan Post Bank Co. Ltd.	21,900	189,188
Japan Real Estate Investment Corp.	73	302,319
JFE Holdings Inc.	29,200	362,313
JSR Corp.	7,300	165,854
Kajima Corp.	21,900	261,727
Kao Corp.	22,500	838,169
KDDI Corp.	80,300	2,349,406
Keio Corp.	7,300	254,348
Keisei Electric Railway Co. Ltd.	7,300	211,015
Keyence Corp.	10,000	4,322,272
Kikkoman Corp.	7,300	341,307
Kintetsu Group Holdings Co. Ltd.	7,300	221,148
Kobayashi Pharmaceutical Co. Ltd.	2,000	120,405
Kobe Bussan Co. Ltd.	7,300	199,555
Komatsu Ltd.	43,800	1,047,932
Konami Group Corp.	4,800	211,716
Kubota Corp.	51,800	781,857
Kurita Water Industries Ltd.	7,300	329,815
Kyocera Corp.	14,600	718,553
Kyowa Kirin Co. Ltd.	14,600	312,446
Lixil Corp.	14,600	232,757
Makita Corp.	11,500	287,173
MatsukiyoCocokara & Co.	5,900	274,298
McDonald’s Holdings Co. Japan Ltd.	7,300	288,990
MEIJI Holdings Co. Ltd.	7,300	334,309
MINEBEA MITSUMI Inc.	14,600	253,033
MISUMI Group Inc.	14,700	349,559
Mitsubishi Chemical Group Corp.	65,700	382,693
Mitsubishi Electric Corp.	102,200	1,148,443
Mitsubishi Estate Co. Ltd.	59,300	737,111
Mitsubishi HC Capital Inc.	29,500	154,006
Mitsubishi UFJ Financial Group Inc.	620,500	4,399,030
Mitsui Chemicals Inc.	7,300	176,113
Mitsui Fudosan Co. Ltd.	44,500	848,109
MonotaRO Co. Ltd.	14,600	198,580
MS&AD Insurance Group Holdings Inc.	21,900	716,658
Murata Manufacturing Co. Ltd.	29,200	1,562,999
NEC Corp.	14,600	522,509

Security	Shares	Value

Japan (continued)
NGK Insulators Ltd.	14,600	$193,800
Nidec Corp.	22,400	1,136,788
Nihon M&A Center Holdings Inc.	15,300	127,566
Nintendo Co. Ltd.	58,400	2,186,324
Nippon Building Fund Inc.	73	308,122
Nippon Paint Holdings Co. Ltd.	43,800	382,747
Nippon Prologis REIT Inc.	73	155,715
Nippon Telegraph & Telephone Corp.	58,400	1,692,246
Nippon Yusen KK	21,900	569,246
Nissan Chemical Corp.	7,300	320,570
Nissin Foods Holdings Co. Ltd.	2,100	174,889
Nitori Holdings Co. Ltd.	3,800	429,423
Nitto Denko Corp.	7,300	439,499
Nomura Real Estate Holdings Inc.	7,400	164,979
Nomura Real Estate Master Fund Inc.	219	242,751
Nomura Research Institute Ltd.	21,900	489,287
NTT Data Corp.	29,700	412,077
Obayashi Corp.	37,000	273,690
Odakyu Electric Railway Co. Ltd.	14,600	176,993
Oji Holdings Corp.	37,100	150,540
Omron Corp.	7,300	391,887
Ono Pharmaceutical Co. Ltd.	21,900	446,058
Open House Group Co. Ltd.	7,300	262,745
Oriental Land Co. Ltd./Japan	9,600	1,532,975
Otsuka Corp.	7,300	246,084
Otsuka Holdings Co. Ltd.	21,900	663,481
Pan Pacific International Holdings Corp.	19,000	347,296
Persol Holdings Co. Ltd.	7,400	148,210
Rakuten Group Inc.	43,800	215,898
Recruit Holdings Co. Ltd.	73,000	1,957,554
Renesas Electronics Corp.(a)	58,400	754,381
Resona Holdings Inc.	109,500	603,113
Ricoh Co. Ltd.	29,200	226,853
Rohm Co. Ltd.	4,100	315,752
SCSK Corp.	7,300	105,923
Secom Co. Ltd.	9,900	575,729
Seiko Epson Corp.	14,600	201,300
Sekisui Chemical Co. Ltd.	21,900	293,596
Sekisui House Ltd.	29,700	562,317
SG Holdings Co. Ltd.	14,600	210,508
Sharp Corp./Japan	14,600	100,734
Shimadzu Corp.	14,600	421,633
Shimizu Corp.	29,200	157,618
Shin-Etsu Chemical Co. Ltd.	18,500	2,564,675
Shionogi & Co. Ltd.	14,600	646,809
Shiseido Co. Ltd.	21,900	1,009,099
Shizuoka Financial Group Inc., NVS	22,200	177,389
SoftBank Corp.	146,000	1,647,021
SoftBank Group Corp.	58,400	2,361,770
Sompo Holdings Inc.	14,600	626,794
Sony Group Corp.	65,700	5,493,599
Square Enix Holdings Co. Ltd.	7,300	325,393
SUMCO Corp.	14,600	201,457
Sumitomo Chemical Co. Ltd.	73,000	255,792
Sumitomo Mitsui Financial Group Inc.	65,700	2,869,370
Sumitomo Realty & Development Co. Ltd.	15,500	365,926
Suntory Beverage & Food Ltd.	7,300	256,077
Sysmex Corp.	7,300	437,277
T&D Holdings Inc.	29,200	442,211
Taisei Corp.	7,300	238,003

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
TDK Corp.	21,900	$733,243
Terumo Corp.	36,500	981,243
TIS Inc.	14,600	362,433
Tobu Railway Co. Ltd.	7,300	162,980
Tokio Marine Holdings Inc.	94,900	2,014,787
Tokyo Electron Ltd.	7,600	2,607,575
Tokyu Corp.	36,500	439,715
Toppan Inc.	14,600	264,033
Toray Industries Inc.	73,000	417,955
Tosoh Corp.	14,600	198,694
TOTO Ltd.	7,300	243,954
Toyota Industries Corp.	7,500	440,123
Trend Micro Inc./Japan	7,300	343,250
Unicharm Corp.	21,900	810,570
USS Co. Ltd.	14,600	236,865
Welcia Holdings Co. Ltd.	7,300	159,805
West Japan Railway Co.	14,600	566,671
Yakult Honsha Co. Ltd.	7,300	497,613
Yamaha Corp.	7,300	276,983
Yamaha Motor Co. Ltd.	14,600	373,544
Yamato Holdings Co. Ltd.	14,600	246,605
Yaskawa Electric Corp.	14,600	574,423
Yokogawa Electric Corp.	14,600	218,055
Z Holdings Corp.	138,700	372,361
ZOZO Inc.	7,300	162,247

		112,557,145

Netherlands — 7.3%
ABN AMRO Bank NV, CVA(b)	21,046	371,381
Adyen NV(a)(b)	1,095	1,552,085
AerCap Holdings NV(a)	7,081	442,138
Akzo Nobel NV	9,344	683,559
ASM International NV	2,409	821,146
ASML Holding NV	20,732	12,778,296
EXOR NV, NVS(a)	5,694	469,837
IMCD NV	2,936	464,743
ING Groep NV(a)	194,399	2,720,636
JDE Peet’s NV	5,186	152,661
Just Eat Takeaway.com NV(a)(b)	9,441	205,345
Koninklijke Ahold Delhaize NV	53,947	1,712,918
Koninklijke DSM NV	9,052	1,115,478
NN Group NV	14,381	582,093
OCI NV	5,318	176,652
Prosus NV	41,318	2,962,053
QIAGEN NV(a)	11,753	540,985
Randstad NV	6,209	380,985
Universal Music Group NV	37,814	890,948
Wolters Kluwer NV	13,578	1,571,892

		30,595,831

New Zealand — 0.4%
Auckland International Airport Ltd.(a)	65,700	355,008
EBOS Group Ltd.	8,322	227,820
Fisher & Paykel Healthcare Corp. Ltd.	30,076	481,409
Mercury NZ Ltd.	39,133	151,680
Meridian Energy Ltd.	66,430	218,046
Spark New Zealand Ltd.	97,973	302,499

		1,736,462

Norway — 0.7%
Adevinta ASA(a)	14,390	107,529
DNB Bank ASA	48,034	958,529

Security	Shares	Value

Norway (continued)
Gjensidige Forsikring ASA	9,646	$170,974
Mowi ASA	22,046	380,619
Orkla ASA	37,376	251,569
Salmar ASA	3,358	139,690
Telenor ASA	35,415	397,103
Yara International ASA	8,428	400,657

		2,806,670

Portugal — 0.1%
Jeronimo Martins SGPS SA	15,257	313,164

Singapore — 1.9%
CapitaLand Ascendas REIT	175,299	360,040
CapitaLand Integrated Commercial Trust	277,481	399,156
Capitaland Investment Ltd/Singapore	146,000	402,667
City Developments Ltd.	22,300	127,564
DBS Group Holdings Ltd.	94,900	2,407,719
Grab Holdings Ltd., Class A(a)	64,139	205,886
Mapletree Logistics Trust	173,300	217,195
Oversea-Chinese Banking Corp. Ltd.	175,200	1,646,616
Singapore Airlines Ltd.	73,000	308,211
Singapore Exchange Ltd.	37,100	239,605
United Overseas Bank Ltd.	58,400	1,294,473
UOL Group Ltd.	22,300	112,933
Venture Corp. Ltd.	14,600	185,926

		7,907,991

Spain — 1.8%
Acciona SA	1,314	247,564
ACS Actividades de Construccion y Servicios SA	11,779	357,087
Aena SME SA(a)(b)	3,961	612,792
Amadeus IT Group SA(a)	23,214	1,459,762
CaixaBank SA	228,125	977,698
Cellnex Telecom SA(b)	29,127	1,092,809
Corp. ACCIONA Energias Renovables SA	3,358	130,065
EDP Renovaveis SA	14,746	301,773
Ferrovial SA	25,519	708,302
Grifols SA(a)	17,155	208,987
Red Electrica Corp. SA	7,817	129,673
Telefonica SA	270,392	1,103,058

		7,329,570

Sweden — 4.8%
Assa Abloy AB, Class B	51,757	1,259,442
Atlas Copco AB, Class A	138,627	1,645,810
Atlas Copco AB, Class B	80,519	848,227
Electrolux AB, Class B(c)	10,401	125,860
Embracer Group AB(a)(c)	31,122	150,024
Epiroc AB, Class A	32,777	629,904
Epiroc AB, Class B	20,124	331,078
EQT AB	18,323	409,783
Essity AB, Class B	31,390	846,670
Fastighets AB Balder, Class B(a)	28,908	143,004
Getinge AB, Class B	11,796	253,534
H & M Hennes & Mauritz AB, Class B	38,070	479,697
Hexagon AB, Class B	100,448	1,113,222
Holmen AB, Class B	4,735	191,186
Husqvarna AB, Class B	21,652	191,708
Industrivarden AB, Class A	6,590	181,143
Industrivarden AB, Class C	7,769	213,000
Indutrade AB	13,807	293,681
Investment AB Latour, Class B	7,738	160,089

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Investor AB, Class A	25,842	$529,732
Investor AB, Class B	94,827	1,831,713
Kinnevik AB, Class B(a)	12,556	186,731
Lifco AB, Class B	10,950	218,748
Nibe Industrier AB, Class B	78,183	808,390
Nordea Bank Abp	174,178	2,207,223
Sagax AB, Class B	9,250	227,561
Sandvik AB	55,042	1,132,319
Skandinaviska Enskilda Banken AB, Class A	83,366	1,043,033
SKF AB, Class B	19,783	375,741
Svenska Cellulosa AB SCA, Class B	31,244	436,022
Svenska Handelsbanken AB, Class A	75,263	798,312
Swedish Orphan Biovitrum AB(a)	8,249	190,034
Tele2 AB, Class B	28,983	266,406
Telia Co. AB	140,160	361,947
Volvo Car AB, Class B(a)(c)	30,119	142,005

		20,222,979

Switzerland — 9.1%
ABB Ltd., Registered	81,103	2,698,869
Adecco Group AG, Registered	8,068	287,675
Alcon Inc.	25,769	1,757,002
Bachem Holding AG, Class A	1,845	183,892
Baloise Holding AG, Registered	2,430	404,660
Banque Cantonale Vaudoise, Registered	1,533	137,081
Clariant AG, Registered	11,169	180,654
Coca-Cola HBC AG, Class DI(a)	10,157	260,115
Geberit AG, Registered	1,825	984,949
Givaudan SA, Registered	476	1,434,797
Julius Baer Group Ltd.	11,023	730,801
Kuehne + Nagel International AG, Registered	2,774	710,247
Logitech International SA, Registered	8,804	480,878
Lonza Group AG, Registered	3,796	2,261,054
Novartis AG, Registered	111,325	9,369,125
Partners Group Holding AG	1,168	1,106,018
Schindler Holding AG, Participation Certificates, NVS	2,117	476,121
Schindler Holding AG, Registered	1,241	267,443
SGS SA, Registered	292	669,362
SIG Group AG(a)	15,768	381,380
Sika AG, Registered	7,519	2,108,515
Sonova Holding AG, Registered	2,774	682,228
STMicroelectronics NV	35,259	1,688,962
Straumann Holding AG	5,694	754,886
Swiss Life Holding AG, Registered	1,606	966,413
Swiss Prime Site AG, Registered	3,877	326,700
Swiss Re AG	15,549	1,624,368
Swisscom AG, Registered	1,319	813,880
Temenos AG, Registered	3,220	236,838
VAT Group AG(b)	1,387	418,661
Zurich Insurance Group AG	7,738	3,670,546

		38,074,120

United Kingdom — 8.6%
3i Group PLC	50,224	982,594
abrdn PLC	112,201	302,294
Admiral Group PLC	9,216	243,874
Anglo American PLC	65,554	2,265,200
Antofagasta PLC	20,805	392,461
Ashtead Group PLC	22,849	1,511,901
Auto Trader Group PLC(b)	48,910	349,808
Aviva PLC	144,613	776,920

Security	Shares	Value

United Kingdom (continued)
Barratt Developments PLC	52,427	$294,769
Berkeley Group Holdings PLC	5,350	269,312
British Land Co. PLC (The)	44,020	236,111
Bunzl PLC	17,447	621,652
Burberry Group PLC	20,221	600,453
CNH Industrial NV	52,779	865,173
Coca-Cola Europacific Partners PLC	10,521	578,655
Compass Group PLC	91,104	2,104,665
Croda International PLC	7,227	569,936
Halma PLC	18,834	490,183
Hikma Pharmaceuticals PLC	8,614	179,719
Informa PLC	75,701	608,110
InterContinental Hotels Group PLC	8,906	600,365
Intertek Group PLC	8,395	421,366
JD Sports Fashion PLC	128,616	280,018
Johnson Matthey PLC	9,417	247,054
Kingfisher PLC	103,451	357,770
Land Securities Group PLC	32,975	272,281
Legal & General Group PLC	308,279	948,913
Lloyds Banking Group PLC	3,519,768	2,222,838
London Stock Exchange Group PLC	17,009	1,517,573
M&G PLC	115,340	297,066
Mondi PLC	25,039	420,788
Ocado Group PLC(a)	28,861	190,714
Pearson PLC	34,164	377,911
Persimmon PLC	16,137	281,408
Phoenix Group Holdings PLC	37,896	288,691
Prudential PLC	141,912	2,168,833
RELX PLC	99,061	2,987,231
Rentokil Initial PLC	129,502	796,584
Sage Group PLC (The)	52,633	474,229
Schroders PLC	37,920	226,343
Segro PLC	62,780	620,083
Severn Trent PLC	13,224	436,779
Spirax-Sarco Engineering PLC	3,796	533,115
St. James’s Place PLC	28,324	436,036
Standard Chartered PLC	129,064	1,221,229
Taylor Wimpey PLC	172,718	255,491
Vodafone Group PLC	1,362,983	1,632,001
Whitbread PLC	10,367	384,496
WPP PLC	56,429	694,030

		35,835,026

Total Common Stocks — 99.1% (Cost: $441,134,947)		414,726,876

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,139	297,313
Dr Ing hc F Porsche AG, Preference Shares, NVS	5,913	712,600
Henkel AG & Co. KGaA, Preference Shares, NVS	9,198	669,139
Sartorius AG, Preference Shares, NVS	1,241	527,137

		2,206,189

Total Preferred Stocks — 0.6% (Cost: $2,331,660)		2,206,189

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Hong Kong — 0.0%
Link REIT, (Expires 03/28/23, Strike Price HKD 44.20)(a)	21,900	$20,646

Total Rights — 0.0% (Cost: $—)		20,646

Total Long-Term Investments — 99.7% (Cost: $443,466,607)		416,953,711

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(d)(e)(f)	911,414	911,961
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.41%(d)(e)	40,000	40,000

Total Short-Term Securities — 0.2% (Cost: $951,626)		951,961

Total Investments — 99.9% (Cost: $444,418,233)		417,905,672

Other Assets Less Liabilities — 0.1%		565,154

Net Assets — 100.0%		$418,470,826

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,631,126	$—		$(724,862	)(a)	$5,967	$(270)	$911,961	911,414	$14,426	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	10,000	(a)	—		—	—	40,000	40,000	1,633		—

						$5,967	$(270)	$951,961		$16,059		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	40	03/09/23	$585	$18,869
Euro STOXX 50 Index	18	03/17/23	807	53,864

				$72,733

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Advanced MSCI EAFE ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$72,733	$—	$—	$—	$72,733

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$204,397	$—	$—	$—	$204,397

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$85,862	$—	$—	$—	$85,862

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,831,773

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,610,678	$412,116,198	$—	$414,726,876
Preferred Stocks	—	2,206,189	—	2,206,189
Rights	—	20,646	—	20,646
Short-Term Securities
Money Market Funds	951,961	—	—	951,961

	$3,562,639	$414,343,033	$—	$417,905,672

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$72,733	$—	$72,733

(a)	Derivative financial instruments are futures contracts Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 28, 2023	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.9%
Atacadao SA	9,828	$25,248
B3 SA - Brasil, Bolsa, Balcao	96,978	195,421
Banco Bradesco SA	24,466	54,395
Banco do Brasil SA	13,650	105,071
CCR SA	19,124	40,144
Cia. de Saneamento Basico do Estado de Sao Paulo	5,572	55,077
Energisa SA	3,052	22,554
Hapvida Participacoes e Investimentos SA(a)(b)	73,570	63,095
Localiza Rent a Car SA	11,878	125,894
Localiza Rent a Car SA, NVS	41	415
Lojas Renner SA	16,114	57,402
Natura & Co. Holding SA	14,518	42,483
Raia Drogasil SA	16,702	72,353
Rede D’Or Sao Luiz SA(a)	9,187	44,834
Rumo SA	20,580	70,599
Sendas Distribuidora SA	15,359	53,216
Telefonica Brasil SA	7,812	58,104
Tim SA	13,104	30,686
TOTVS SA	8,232	42,910
WEG SA	26,726	199,905

		1,359,806

Chile — 0.5%
Banco de Chile	725,340	75,367
Banco de Credito e Inversiones SA	930	29,102
Banco Santander Chile	1,048,265	44,442
Cencosud SA	22,358	42,276
Empresas CMPC SA	15,827	26,299
Falabella SA	12,656	27,851

		245,337

China — 32.0%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,800	8,834
3SBio Inc.(a)	21,000	20,824
AAC Technologies Holdings Inc.(b)	14,000	31,289
Agricultural Bank of China Ltd., Class A	88,200	37,181
Agricultural Bank of China Ltd., Class H	410,000	142,146
Air China Ltd., Class A(b)	8,400	13,428
Air China Ltd., Class H(b)	28,000	25,791
Alibaba Group Holding Ltd.(b)	191,800	2,108,159
Alibaba Health Information Technology Ltd.(b)	84,000	60,146
Baidu Inc.(b)	35,240	605,892
Bank of China Ltd., Class A	32,200	14,966
Bank of China Ltd., Class H	1,260,000	462,107
Bank of Communications Co. Ltd., Class A	39,200	27,637
Bank of Communications Co. Ltd., Class H	140,000	82,776
Bank of Hangzhou Co. Ltd., Class A	5,600	9,778
Bank of Ningbo Co. Ltd., Class A	7,000	29,706
BeiGene Ltd.(b)	9,737	168,775
Beijing Enterprises Water Group Ltd.	56,000	14,061
Beijing Shiji Information Technology Co. Ltd., Class A	1,828	4,366
Beijing Tongrentang Co. Ltd., Class A	1,400	9,863
BOC Aviation Ltd.(a)	2,800	20,226
Bosideng International Holdings Ltd.	56,000	31,064
By-health Co. Ltd., Class A	2,800	9,250
China CITIC Bank Corp. Ltd., Class H	140,000	64,772
China Conch Venture Holdings Ltd.	28,000	56,349
China Construction Bank Corp., Class A	11,200	9,090
China Construction Bank Corp., Class H	1,526,000	932,809

Security	Shares	Value

China (continued)
China Everbright Bank Co. Ltd., Class A	43,400	$18,609
China Everbright Bank Co. Ltd., Class H	42,000	12,095
China Everbright Environment Group Ltd.	56,000	22,687
China Feihe Ltd.(a)	56,000	44,884
China International Capital Corp. Ltd., Class A	1,400	8,440
China International Capital Corp. Ltd., Class H(a)	28,000	60,286
China Jinmao Holdings Group Ltd.	84,000	16,266
China Jushi Co. Ltd., Class A	4,371	9,530
China Lesso Group Holdings Ltd.	14,000	14,767
China Life Insurance Co. Ltd., Class A	2,800	14,409
China Life Insurance Co. Ltd., Class H	112,000	189,987
China Literature Ltd.(a)(b)	5,600	23,977
China Medical System Holdings Ltd.	28,000	42,153
China Mengniu Dairy Co. Ltd.	56,000	246,494
China Minsheng Banking Corp. Ltd., Class A	34,576	16,964
China Minsheng Banking Corp. Ltd., Class H	98,000	33,845
China Overseas Land & Investment Ltd.	56,000	138,834
China Railway Signal & Communication Corp. Ltd., Class A	5,800	4,264
China Resources Land Ltd.	56,000	248,823
China Resources Mixc Lifestyle Services Ltd.(a)	11,200	61,489
China Resources Pharmaceutical Group Ltd.(a)	21,000	17,256
China Ruyi Holdings Ltd.(b)	112,000	27,834
China Southern Airlines Co. Ltd., Class A(b)	12,100	13,753
China Southern Airlines Co. Ltd., Class H(b)	28,000	20,417
China Tourism Group Duty Free Corp. Ltd.(a)(b)	1,400	35,407
China Tourism Group Duty Free Corp. Ltd., Class A	1,400	39,822
China Vanke Co. Ltd., Class A	9,800	24,135
China Vanke Co. Ltd., Class H	26,600	46,507
China Zheshang Bank Co. Ltd., Class A(b)	15,400	6,471
Chow Tai Fook Jewellery Group Ltd.	30,800	59,695
CITIC Securities Co. Ltd., Class A	11,200	33,278
CITIC Securities Co. Ltd., Class H	35,000	74,108
CMOC Group Ltd., Class A	26,600	22,617
CMOC Group Ltd., Class H	42,000	23,650
Contemporary Amperex Technology Co. Ltd., Class A	2,100	121,671
Country Garden Services Holdings Co. Ltd.	35,000	65,168
CSC Financial Co. Ltd., Class A	4,200	16,179
CSPC Pharmaceutical Group Ltd.	140,000	150,402
Dali Foods Group Co. Ltd.(a)	35,000	14,156
Dongfeng Motor Group Co. Ltd., Class H	56,000	28,609
Far East Horizon Ltd.	28,000	24,768
Foxconn Industrial Internet Co. Ltd., Class A	11,200	15,472
Ganfeng Lithium Co. Ltd., Class H(a)	5,600	39,118
Ganfeng Lithium Group Co. Ltd., Class A	1,400	14,565
GDS Holdings Ltd., Class A(b)	14,000	33,867
Geely Automobile Holdings Ltd.	98,000	127,319
GEM Co. Ltd., Class A	6,400	7,257
Genscript Biotech Corp.(b)	14,000	38,321
Great Wall Motor Co. Ltd., Class A	1,400	6,946
Great Wall Motor Co. Ltd., Class H	49,000	65,026
Greentown China Holdings Ltd.	14,000	19,142
Greentown Service Group Co. Ltd.	28,000	18,683
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,424	6,470
Haier Smart Home Co. Ltd., Class A	7,000	26,500
Haier Smart Home Co. Ltd., Class H	36,400	128,685
Haitong Securities Co. Ltd., Class A	14,000	18,426
Haitong Securities Co. Ltd., Class H	39,200	25,227
Hangzhou Robam Appliances Co. Ltd., Class A	1,400	6,195
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	2,800	32,156

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hansoh Pharmaceutical Group Co. Ltd.(a)	28,000	$50,337
Huatai Securities Co. Ltd., Class A	9,800	17,765
Huatai Securities Co. Ltd., Class H(a)	22,400	25,215
Huaxia Bank Co. Ltd., Class A	12,600	9,463
Hundsun Technologies Inc., Class A	1,778	11,362
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	5,600	40,799
Industrial & Commercial Bank of China Ltd., Class A	65,800	40,707
Industrial & Commercial Bank of China Ltd., Class H	910,000	454,055
Industrial Bank Co. Ltd., Class A	21,000	51,086
Industrial Securities Co. Ltd., Class A	11,260	10,415
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,000	30,693
Jafron Biomedical Co. Ltd., Class A	1,400	6,524
JD.com Inc., Class A	34,300	759,027
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,600	35,051
Jiumaojiu International Holdings Ltd.(a)	14,000	33,830
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	2,800	5,314
Kanzhun Ltd., ADR(b)	2,898	58,395
Keda Industrial Group Co. Ltd.	2,800	6,602
Kingboard Holdings Ltd.	7,000	24,991
Kingdee International Software Group Co. Ltd.(b)	42,000	78,475
Kingsoft Corp. Ltd.	14,000	46,223
Koolearn Technology Holding Ltd.(a)(b)	7,000	39,864
Kuaishou Technology(a)(b)	28,000	187,275
Legend Biotech Corp., ADR(b)	938	43,317
Li Auto Inc.(b)	17,538	206,934
Longfor Group Holdings Ltd.(a)	28,000	80,154
Meituan, Class B(a)(b)	70,000	1,214,845
Microport Scientific Corp.(b)	9,800	27,803
Ming Yang Smart Energy Group Ltd., Class A	2,800	10,227
MINISO Group Holding Ltd.	1,526	27,315
NetEase Inc.	32,275	501,568
NIO Inc., ADR(b)(c)	21,756	204,289
Nongfu Spring Co. Ltd., Class H(a)	28,000	156,955
Orient Securities Co. Ltd., Class A	8,800	12,914
People’s Insurance Co. Group of China Ltd. (The), Class A	8,400	6,309
People’s Insurance Co. Group of China Ltd. (The), Class H	126,000	39,838
Pharmaron Beijing Co. Ltd., Class A	1,400	12,024
Pharmaron Beijing Co. Ltd., Class H(a)	2,800	15,701
Ping An Bank Co. Ltd., Class A	19,600	38,799
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	8,400	19,250
Ping An Insurance Group Co. of China Ltd., Class A	12,600	87,449
Ping An Insurance Group Co. of China Ltd., Class H	98,000	669,000
Pop Mart International Group Ltd.(a)(c)	8,400	23,403
Postal Savings Bank of China Co. Ltd., Class A	23,800	15,481
Postal Savings Bank of China Co. Ltd., Class H(a)	126,000	75,701
Sangfor Technologies Inc., Class A	700	14,372
SF Holding Co. Ltd., Class A	4,200	32,525
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	39,200	63,275
Shanghai Electric Group Co. Ltd., Class A(b)	13,083	7,884
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	2,800	13,577
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,000	20,479
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,800	7,959
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	11,200	19,751
Shanghai Pudong Development Bank Co. Ltd., Class A	29,400	30,371
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,400	10,131
Shanghai Rural Commercial Bank Co. Ltd.	8,399	7,167
Shenzhen Inovance Technology Co. Ltd., Class A	2,850	30,024
Sino Biopharmaceutical Ltd.	168,000	86,737
Sinopharm Group Co. Ltd., Class H	22,400	59,994
Sungrow Power Supply Co. Ltd., Class A	1,400	24,037

Security	Shares	Value

China (continued)
Sunny Optical Technology Group Co. Ltd.	11,200	$127,364
TCL Technology Group Corp., Class A	19,600	12,507
Tongcheng Travel Holdings Ltd.(b)	22,400	44,463
Topsports International Holdings Ltd.(a)	28,000	24,491
Unisplendour Corp. Ltd., Class A	2,800	10,218
Vipshop Holdings Ltd., ADR(b)	6,636	98,810
Want Want China Holdings Ltd.	70,000	44,038
WuXi AppTec Co. Ltd., Class A	2,860	34,062
WuXi AppTec Co. Ltd., Class H(a)	5,640	60,173
Wuxi Biologics Cayman Inc., New(a)(b)	60,000	420,009
Xinyi Solar Holdings Ltd.	84,000	89,819
XPeng Inc.(b)	13,136	58,390
Yadea Group Holdings Ltd.(a)	28,000	60,093
Yonyou Network Technology Co. Ltd., Class A	2,800	9,381
Yum China Holdings Inc.	6,622	388,910
Yunnan Baiyao Group Co. Ltd., Class A	1,940	15,871
Zai Lab Ltd., ADR(b)(c)	1,414	52,530
Zhejiang Expressway Co. Ltd., Class H	28,000	22,583
Zhejiang Weixing New Building Materials Co. Ltd., Class A	2,100	7,748
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	7,000	6,752

		15,254,605

Colombia — 0.1%
Bancolombia SA	3,990	29,477
Interconexion Electrica SA ESP	7,182	25,435

		54,912

Czech Republic — 0.1%
Komercni Banka AS	1,204	40,559
Moneta Money Bank AS(a)	5,488	20,906

		61,465

Egypt — 0.1%
Commercial International Bank Egypt SAE	32,770	56,811

Greece — 0.6%
Alpha Services and Holdings SA(b)	35,789	55,998
Eurobank Ergasias Services and Holdings SA, Class A(b)	41,312	63,328
Hellenic Telecommunications Organization SA	3,059	46,925
JUMBO SA	1,952	38,977
National Bank of Greece SA(b)	8,783	49,143
Terna Energy SA	854	17,795

		272,166

Hungary — 0.3%
OTP Bank Nyrt	3,556	107,721
Richter Gedeon Nyrt	2,226	46,661

		154,382

India — 12.5%
ABB India Ltd.	812	31,602
Adani Green Energy Ltd.(b)	4,928	28,860
Apollo Hospitals Enterprise Ltd.	1,596	84,912
Asian Paints Ltd.	6,090	208,161
AU Small Finance Bank Ltd.(a)	2,786	19,962
Axis Bank Ltd.	36,138	368,567
Bajaj Auto Ltd.	1,036	45,851
Bajaj Finance Ltd.	4,326	319,435
Bandhan Bank Ltd.(a)(b)	10,445	29,141
Bank of Baroda	16,184	31,128
Berger Paints India Ltd.	3,999	28,007
Bharti Airtel Ltd.	35,322	316,918
Britannia Industries Ltd.	1,736	93,669

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Cholamandalam Investment and Finance Co. Ltd.	6,622	$60,541
Colgate-Palmolive India Ltd.	1,890	33,671
Dabur India Ltd.	9,898	63,728
Eicher Motors Ltd.	2,170	81,442
Grasim Industries Ltd.	3,962	75,655
Havells India Ltd.	3,990	57,734
HCL Technologies Ltd.	15,078	196,337
HDFC Life Insurance Co. Ltd.(a)	15,512	91,653
Hero MotoCorp Ltd.	1,680	49,130
Hindustan Unilever Ltd.	13,048	388,071
ICICI Lombard General Insurance Co. Ltd.(a)	3,894	51,882
ICICI Prudential Life Insurance Co. Ltd.(a)	5,978	29,537
Indian Hotels Co. Ltd. (The)	13,174	49,521
Info Edge India Ltd.	1,135	47,893
Infosys Ltd.	53,370	958,678
Kotak Mahindra Bank Ltd.	8,834	184,577
Mahindra & Mahindra Ltd.	13,818	212,010
Marico Ltd.	8,330	49,524
Mphasis Ltd.	1,330	32,708
Nestle India Ltd.	532	120,076
PI Industries Ltd.	1,218	45,631
SBI Cards & Payment Services Ltd.	3,836	34,798
Shriram Transport Finance Co. Ltd.	3,598	52,318
Siemens Ltd.	1,148	45,058
State Bank of India	28,364	179,185
Tata Consultancy Services Ltd.	14,492	580,202
Tata Elxsi Ltd.	546	40,441
Tech Mahindra Ltd.	9,296	123,573
Titan Co. Ltd.	5,670	162,624
Torrent Pharmaceuticals Ltd.	1,498	26,454
Trent Ltd.	3,010	46,506
TVS Motor Co. Ltd.	3,346	43,686
Wipro Ltd.	21,854	102,199
Zomato Ltd.(b)	47,533	30,686

		5,953,942

Indonesia — 2.8%
Bank Central Asia Tbk PT	877,800	503,452
Bank Negara Indonesia Persero Tbk PT	117,600	67,635
Bank Rakyat Indonesia Persero Tbk PT	1,082,247	331,238
Barito Pacific Tbk PT	486,062	29,797
Kalbe Farma Tbk PT	340,200	47,062
Merdeka Copper Gold Tbk PT(b)	193,200	57,507
Sarana Menara Nusantara Tbk PT	291,200	20,050
Sumber Alfaria Trijaya Tbk PT	266,000	50,586
Telkom Indonesia Persero Tbk PT	784,200	199,764
Unilever Indonesia Tbk PT	117,954	32,321

		1,339,412

Kuwait — 0.7%
Gulf Bank KSCP	25,956	25,612
Kuwait Finance House KSCP	116,947	326,382

		351,994

Malaysia — 2.1%
AMMB Holdings Bhd	29,500	26,354
Axiata Group Bhd	44,800	31,641
CIMB Group Holdings Bhd	109,200	136,515
DiGi.Com Bhd	49,000	46,941
HAP Seng Consolidated Bhd	11,200	15,221
Hong Leong Bank Bhd	9,800	44,855
Hong Leong Financial Group Bhd	4,200	17,053

Security	Shares	Value

Malaysia (continued)
IHH Healthcare Bhd	28,000	$36,123
Inari Amertron Bhd	42,000	22,914
Malayan Banking Bhd	75,600	148,244
Maxis Bhd	39,200	34,149
MR DIY Group M Bhd(a)	47,600	18,027
Nestle Malaysia Bhd	1,400	42,148
PPB Group Bhd	11,200	43,677
Press Metal Aluminium Holdings Bhd	59,000	67,819
Public Bank Bhd	228,700	210,474
RHB Bank Bhd	23,800	30,123
Sime Darby Bhd	44,800	22,662
Telekom Malaysia Bhd	18,200	20,400

		1,015,340

Mexico — 2.1%
Arca Continental SAB de CV	6,100	51,483
Banco del Bajio SA(a)	12,600	48,220
Gruma SAB de CV, Class B	3,360	49,255
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,080	88,347
Grupo Financiero Banorte SAB de CV, Class O	40,600	342,703
Grupo Televisa SAB, CPO	39,200	39,229
Kimberly-Clark de Mexico SAB de CV, Class A	25,200	50,561
Wal-Mart de Mexico SAB de CV	82,600	325,091

		994,889

Peru — 0.3%
Credicorp Ltd.	1,134	144,494

Philippines — 0.5%
BDO Unibank Inc.	38,308	85,319
Globe Telecom Inc.	10	320
Monde Nissin Corp.(a)	100,800	21,948
PLDT Inc.	1,330	30,858
SM Prime Holdings Inc.	190,400	117,026

		255,471

Poland — 1.0%
Allegro.eu SA (a)(b)	6,062	39,512
Bank Polska Kasa Opieki SA	2,958	59,524
CD Projekt SA	1,050	31,238
KGHM Polska Miedz SA	2,226	63,484
LPP SA	14	29,571
mBank SA(b)	242	17,822
Powszechna Kasa Oszczednosci Bank Polski SA	14,014	97,793
Powszechny Zaklad Ubezpieczen SA	9,898	81,381
Santander Bank Polska SA	560	37,579

		457,904

Qatar — 1.0%
Commercial Bank PSQC (The)	51,660	86,922
Ooredoo QPSC	12,502	31,504
Qatar National Bank QPSC	73,458	338,957

		457,383

Russia — 0.0%
Magnit PJSC(b)(d)	693	—
Moscow Exchange MICEX-RTS PJSC(b)(d)	12,190	2
Novolipetsk Steel PJSC(b)(d)	15,750	2
PhosAgro PJSC(b)(d)	563	—
PhosAgro PJSC, New(b)(d)	11	—
Polymetal International PLC(b)(d)	3,451	1
Polyus PJSC(b)(d)	329	—
TCS Group Holding PLC, GDR(b)(d)	1,183	—

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
VK Co. Ltd.(b)(d)	1,337	$—

		5

Saudi Arabia — 2.9%
Al Rajhi Bank(b)	31,080	581,218
Almarai Co. JSC	3,962	55,364
Bank AlBilad(b)	7,745	73,476
Dr Sulaiman Al Habib Medical Services Group Co.	1,386	85,534
Etihad Etisalat Co.	5,950	61,934
Jarir Marketing Co.	1,008	39,686
Mobile Telecommunications Co.(b)	6,468	17,868
Sahara International Petrochemical Co.	5,796	54,611
Saudi Basic Industries Corp.	14,252	335,852
Saudi Investment Bank (The)	7,700	32,407
Savola Group (The)	4,228	30,612

		1,368,562

South Africa — 6.3%
Absa Group Ltd.	13,392	144,588
Anglo American Platinum Ltd.	840	46,449
Aspen Pharmacare Holdings Ltd.	5,992	46,269
Bid Corp. Ltd.	5,320	116,510
Bidvest Group Ltd. (The)	4,536	57,878
Capitec Bank Holdings Ltd.	1,386	132,230
Clicks Group Ltd.	3,850	56,078
Discovery Ltd.(b)	7,994	65,184
FirstRand Ltd.	80,052	285,527
Foschini Group Ltd. (The)	5,306	29,307
Gold Fields Ltd.	14,182	128,703
Growthpoint Properties Ltd.	54,600	39,958
Impala Platinum Holdings Ltd.	13,524	126,272
Kumba Iron Ore Ltd.	980	25,556
Mr. Price Group Ltd.	4,200	34,824
MTN Group Ltd.	26,908	212,020
MultiChoice Group	5,922	45,467
Naspers Ltd., Class N	3,458	608,067
Nedbank Group Ltd.	7,252	91,052
NEPI Rockcastle NV	7,448	44,618
Old Mutual Ltd.	78,988	51,235
Pepkor Holdings Ltd.(a)	33,368	34,068
Remgro Ltd.	8,246	62,762
Sanlam Ltd.	28,462	92,724
Shoprite Holdings Ltd.	7,952	96,292
Standard Bank Group Ltd.	21,212	211,887
Vodacom Group Ltd.	9,954	68,600
Woolworths Holdings Ltd.	15,680	65,743

		3,019,868

South Korea — 5.3%
Amorepacific Corp.	476	49,758
BGF retail Co. Ltd.	126	17,234
CJ CheilJedang Corp.	126	30,575
CJ Corp.	238	15,625
Coway Co. Ltd.	910	36,715
DB Insurance Co. Ltd.	728	42,365
Hana Financial Group Inc.	4,704	161,334
Hanon Systems	2,926	19,948
HYBE Co. Ltd.(b)	308	43,036
Hyundai Engineering & Construction Co. Ltd.	1,260	34,626
KakaoBank Corp.(b)	2,268	45,677
KB Financial Group Inc.	6,174	239,113
Korean Air Lines Co. Ltd.	2,758	47,417

Security	Shares	Value

South Korea (continued)
LG Display Co. Ltd.(b)	3,640	$42,074
LG Electronics Inc.	1,708	143,260
LG H&H Co. Ltd.	154	77,709
LG Uplus Corp.	2,772	23,190
Lotte Chemical Corp.	316	42,544
Mirae Asset Securities Co. Ltd.	4,676	25,248
NCSoft Corp.	266	87,278
Netmarble Corp.(a)(b)	378	17,619
NH Investment & Securities Co. Ltd.(b)	1,946	13,971
POSCO Chemical Co. Ltd.	441	73,580
Samsung Fire & Marine Insurance Co. Ltd.	490	79,471
Samsung Life Insurance Co. Ltd.	1,288	66,330
Samsung SDS Co. Ltd.	535	50,598
Samsung Securities Co. Ltd.	1,036	26,219
Shinhan Financial Group Co. Ltd.	7,266	213,366
SK Biopharmaceuticals Co. Ltd.(b)	504	25,395
SK Bioscience Co. Ltd.(b)	364	19,173
SK Hynix Inc.	8,638	583,797
SK IE Technology Co. Ltd.(a)(b)	420	20,706
SKC Co. Ltd.	336	24,852
Woori Financial Group Inc.	8,440	77,808
Yuhan Corp.	762	30,348

		2,547,959

Taiwan — 17.4%
Accton Technology Corp.	7,000	64,107
Acer Inc.	42,000	34,828
Advantech Co. Ltd.	4,000	46,400
ASE Technology Holding Co. Ltd.	56,000	192,835
Asustek Computer Inc.	14,000	126,803
AUO Corp.	112,000	68,158
Cathay Financial Holding Co. Ltd.	134,080	190,138
Chailease Holding Co. Ltd.	21,315	156,232
Chang Hwa Commercial Bank Ltd.	84,600	48,281
China Airlines Ltd.	42,000	27,797
China Development Financial Holding Corp.	252,000	108,505
China Steel Corp.	196,000	201,631
Chunghwa Telecom Co. Ltd.	60,000	226,851
Compal Electronics Inc.	70,000	55,359
CTBC Financial Holding Co. Ltd.	280,000	207,881
Delta Electronics Inc.	33,000	308,739
E Ink Holdings Inc.	14,000	88,591
E.Sun Financial Holding Co. Ltd.	210,232	171,576
Eclat Textile Co. Ltd.	2,000	31,440
Eva Airways Corp.	42,000	38,898
Evergreen Marine Corp. Taiwan Ltd.	16,000	81,764
Far Eastern New Century Corp.	56,000	59,532
Far EasTone Telecommunications Co. Ltd.	28,000	63,181
First Financial Holding Co. Ltd.	171,059	149,904
Fubon Financial Holding Co. Ltd.	112,650	220,277
Hotai Motor Co. Ltd.	4,000	80,623
Hua Nan Financial Holdings Co. Ltd.	145,037	108,395
Innolux Corp.	140,600	67,352
Inventec Corp.	42,000	36,486
Lite-On Technology Corp.	28,000	63,715
MediaTek Inc.	25,000	586,976
Mega Financial Holding Co. Ltd.	185,250	202,091
Micro-Star International Co. Ltd.	14,000	62,455
momo.com Inc.	1,000	25,701
Nan Ya Plastics Corp.	70,000	172,230
Nien Made Enterprise Co. Ltd.	2,000	21,294

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
President Chain Store Corp.	10,000	$87,377
Shanghai Commercial & Savings Bank Ltd. (The)	59,225	91,938
Shin Kong Financial Holding Co. Ltd.	210,000	60,967
SinoPac Financial Holdings Co. Ltd.	173,200	96,962
Taishin Financial Holding Co. Ltd.	175,941	94,490
Taiwan Business Bank	98,000	46,022
Taiwan Cement Corp.	98,994	126,907
Taiwan Cooperative Financial Holding Co. Ltd.	154,165	134,107
Taiwan Mobile Co. Ltd.	28,000	88,701
Taiwan Semiconductor Manufacturing Co. Ltd.	143,000	2,365,777
Unimicron Technology Corp.	20,000	82,604
United Microelectronics Corp.	182,000	296,424
Voltronic Power Technology Corp.	1,000	52,214
Win Semiconductors Corp.	6,000	32,931
WPG Holdings Ltd.	28,000	45,260
Yageo Corp.	4,775	83,685
Yuanta Financial Holding Co. Ltd.	168,600	125,363

		8,308,755

Thailand — 3.0%
Advanced Info Service PCL, NVDR	18,900	108,000
Airports of Thailand PCL, NVDR(b)	68,600	141,177
Asset World Corp. PCL, NVDR	151,200	25,230
Bangkok Dusit Medical Services PCL, NVDR	166,600	131,963
Berli Jucker PCL, NVDR	22,400	24,393
BTS Group Holdings PCL, NVDR	125,400	28,556
Bumrungrad Hospital PCL, NVDR	9,800	58,496
Central Pattana PCL, NVDR	32,100	63,777
Central Retail Corp. PCL, NVDR	14,000	17,727
Charoen Pokphand Foods PCL, NVDR	61,500	38,627
CP ALL PCL, NVDR	94,300	165,392
Delta Electronics Thailand PCL, NVDR	4,900	126,332
Home Product Center PCL, NVDR	93,900	37,174
Indorama Ventures PCL, NVDR	28,000	29,100
Intouch Holdings PCL, NVDR	18,200	36,426
Kasikornbank PCL, NVDR	9,800	37,980
Krung Thai Bank PCL, NVDR	58,800	28,780
Krungthai Card PCL, NVDR	16,800	27,916
Minor International PCL, NVDR(b)	51,800	49,073
Osotspa PCL, NVDR	16,800	15,331
SCB X PCL, NVS(c)	14,000	41,184
SCG Packaging PCL, NVDR	22,800	33,537
Siam Cement PCL (The), NVDR	12,600	116,557
Thai Union Group PCL, NVDR	50,400	22,671
True Corp. PCL, NVDR	191,800	27,949

		1,433,348

Turkey — 0.6%
Akbank TAS	49,994	46,228
Haci Omer Sabanci Holding AS	16,240	37,470
Turk Hava Yollari AO(b)	8,708	66,165
Turkcell Iletisim Hizmetleri AS	19,726	33,253
Turkiye Is Bankasi AS, Class C	55,081	33,056
Turkiye Sise ve Cam Fabrikalari AS	21,784	54,446
Yapi ve Kredi Bankasi AS	45,150	23,927

		294,545

Security	Shares	Value

United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	44,632	$101,755
Abu Dhabi Islamic Bank PJSC	23,744	67,450
Aldar Properties PJSC	62,650	80,061
Dubai Islamic Bank PJSC	40,600	63,446
Emirates NBD Bank PJSC	30,282	111,992
Emirates Telecommunications Group Co. PJSC	55,286	383,816
First Abu Dhabi Bank PJSC	70,283	269,274

		1,077,794

Total Common Stocks — 97.4% (Cost: $50,136,350)		46,481,149

Preferred Stocks

Brazil — 1.5%
Banco Bradesco SA, Preference Shares, NVS	85,225	212,922
Itau Unibanco Holding SA, Preference Shares, NVS	76,720	372,650
Itausa SA, Preference Shares, NVS	80,353	126,313

		711,885

Chile — 0.4%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	2,268	202,420

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	7,448	47,238

Total Preferred Stocks — 2.0% (Cost: $917,326)		961,543

Total Long-Term Investments — 99.4% (Cost: $51,053,676)		47,442,692

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.81%(e)(f)(g)	334,684	334,884

Total Short-Term Securities — 0.7% (Cost: $334,853)		334,884

Total Investments — 100.1% (Cost: $51,388,529)		47,777,576

Liabilities in Excess of Other Assets — (0.1)%		(41,412)

Net Assets — 100.0%		$47,736,164

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Advanced MSCI EM ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$288,657	$46,280	(a)	$—		$(62)	$9	$334,884	334,684	$1,388	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	50,000	—		(50,000	)(a)	—	—	—	—	1,153		—

						$(62)	$9	$334,884		$2,541		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	3	03/17/23	$144	$(287)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$287	$—	$—	$—	$287

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(314)	$—	$—	$—	$(314)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$216	$—	$—	$—	$216

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$96,780

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2023	iShares® ESG Advanced MSCI EM ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,907,755	$41,573,389	$5	$46,481,149
Preferred Stocks	759,123	202,420	—	961,543
Short-Term Securities
Money Market Funds	334,884	—	—	334,884

	$6,001,762	$41,775,809	$5	$47,777,576

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(287)	$—	$—	$(287)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

February 28, 2023

	iShares ESG Advanced MSCI EAFE ETF	iShares ESG Advanced MSCI EM ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$416,953,711	$47,442,692
Investments, at value — affiliated(c)	951,961	334,884
Cash	6,547	314,306
Cash pledged for futures contracts	101,000	4,000
Foreign currency, at value(d)	873,460	324,341
Receivables:
Investments sold	9,246,244	2,984,902
Securities lending income — affiliated	2,179	172
Dividends — unaffiliated	376,780	69,959
Dividends — affiliated	87	254
Tax reclaims	350,718	589

Total assets	428,862,687	51,476,099

LIABILITIES
Collateral on securities loaned, at value	906,393	334,939
Payables:
Investments purchased	9,445,412	3,168,093
Bank borrowings	—	230,036
Investment advisory fees	39,377	6,133
Variation margin on futures contracts	679	734

Total liabilities	10,391,861	3,739,935

NET ASSETS	$418,470,826	$47,736,164

NET ASSETS CONSIST OF
Paid-in capital	$461,854,554	$54,485,764
Accumulated loss	(43,383,728)	(6,749,600)

NET ASSETS	$418,470,826	$47,736,164

NET ASSET VALUE
Shares outstanding	7,300,000	1,400,000

Net asset value	$57.32	$34.10

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$443,466,607	$51,053,676
(b) Securities loaned, at value	$871,596	$318,825
(c) Investments, at cost — affiliated	$951,626	$334,853
(d) Foreign currency, at cost	$885,562	$324,362

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations  (unaudited)

Six Months Ended February 28, 2023

	iShares ESG Advanced MSCI EAFE ETF	iShares ESG Advanced MSCI EM ETF

INVESTMENT INCOME
Dividends — unaffiliated	$2,567,675	$318,660
Dividends — affiliated	1,633	1,153
Securities lending income — affiliated — net	14,426	1,388
Foreign taxes withheld	(231,735)	(40,953)

Total investment income	2,351,999	280,248

EXPENSES
Investment advisory	230,206	31,875
Commitment costs	—	413
Interest expense	—	69

Total expenses	230,206	32,357

Net investment income	2,121,793	247,891

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(2,848,291)	(1,300,626)
Investments — affiliated	5,967	(62)
Foreign currency transactions	34,300	(9,380)
Futures contracts	204,397	(314)

	(2,603,627)	(1,310,382)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	47,183,234	624,305
Investments — affiliated	(270)	9
Foreign currency translations	20,117	(262)
Futures contracts	85,862	216

	47,288,943	624,268

Net realized and unrealized gain (loss)	44,685,316	(686,114)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,807,109	$(438,223)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$(8,267)
(b) Net of reduction in deferred foreign capital gain tax of	$—	$10,591

See notes to financial statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG Advanced MSCI EAFE ETF		iShares ESG Advanced MSCI EM ETF
	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22	Six Months Ended 02/28/23 (unaudited)	Year Ended 08/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,121,793	$9,021,180	$247,891	$840,274
Net realized loss	(2,603,627)	(13,145,851)	(1,310,382)	(1,585,361)
Net change in unrealized appreciation (depreciation)	47,288,943	(94,638,332)	624,268	(6,761,697)

Net increase (decrease) in net assets resulting from operations	46,807,109	(98,763,003)	(438,223)	(7,506,784)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,282,900)	(9,431,637)	(673,916)	(523,636)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	19,514,153	216,781,420	13,380,462	29,948,355

NET ASSETS
Total increase in net assets	64,038,362	108,586,780	12,268,323	21,917,935
Beginning of period	354,432,464	245,845,684	35,467,841	13,549,906

End of period	$418,470,826	$354,432,464	$47,736,164	$35,467,841

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Advanced MSCI EAFE ETF

	Six Months Ended 02/28/23 (unaudited	)	Year Ended 08/31/22	Year Ended 08/31/21	Period From 06/16/20 to 08/31/20	(a)

Net asset value, beginning of period	$51.37		$70.24	$55.79	$51.37

Net investment income(b)	0.29		1.65	1.36	0.18
Net realized and unrealized gain (loss)(c)	5.97		(18.86)	13.91	4.24

Net increase (decrease) from investment operations	6.26		(17.21)	15.27	4.42

Distributions from net investment income(d)	(0.31)		(1.66)	(0.82)	—

Net asset value, end of period	$57.32		$51.37	$70.24	$55.79

Total Return(e)
Based on net asset value	12.23	%(f)	(24.82)%	27.47%	8.60	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.12	%(h)	0.12%	0.12%	0.12	%(h)

Net investment income	1.11	%(h)	2.73%	2.06%	1.64	%(h)

Supplemental Data
Net assets, end of period (000)	$418,471		$354,432	$245,846	$11,158

Portfolio turnover rate(i)	8	%(f)	18%	28%	6	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares ESG Advanced MSCI EM ETF

	Six Months Ended 02/28/23	(unaudited)	Year Ended 08/31/22	Period From 10/06/20 to 08/31/21	(a)

Net asset value, beginning of period	$35.47		$45.17	$35.39

Net investment income(b)	0.21		1.08	0.71
Net realized and unrealized gain (loss)(c)	(0.97)		(9.94)	9.42

Net increase (decrease) from investment operations	(0.76)		(8.86)	10.13

Distributions from net investment income(d)	(0.61)		(0.84)	(0.35)

Net asset value, end of period	$34.10		$35.47	$45.17

Total Return(e)
Based on net asset value	(2.13	)%(f)	(19.91)%	28.74	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.16	%(h)	0.16%	0.16	%(h)

Net investment income	1.24	%(h)	2.72%	1.83	%(h)

Supplemental Data
Net assets, end of period (000)	$47,736		$35,468	$13,550

Portfolio turnover rate(i)	14	%(f)	31%	51	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Advanced MSCI EAFE	Non-diversified
ESG Advanced MSCI EM	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
ESG Advanced MSCI EAFE
Barclays Capital, Inc.	$167,117	$(162,298)	$—		$4,819
Goldman Sachs & Co. LLC	148,520	(148,520)	—		—
J.P. Morgan Securities LLC	204,510	(204,510)	—		—
Morgan Stanley	351,449	(351,449)	—		—

	$871,596	$(866,777)	$—		$4,819

ESG Advanced MSCI EM
J.P. Morgan Securities LLC	$318,825	$(318,825)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
ESG Advanced MSCI EAFE	0.12%
ESG Advanced MSCI EM	0.16

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
ESG Advanced MSCI EAFE	$4,191
ESG Advanced MSCI EM	344

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
ESG Advanced MSCI EAFE	$12,785,806	$16,206,592	$(306,597)
ESG Advanced MSCI EM	166,161	759,943	(196,055)

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
ESG Advanced MSCI EAFE	$33,107,545	$30,833,191
ESG Advanced MSCI EM	16,052,365	5,819,184

For the six months ended February 28, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG Advanced MSCI EAFE	$17,768,692	$—
ESG Advanced MSCI EM	2,585,190	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
ESG Advanced MSCI EAFE	$12,048,286
ESG Advanced MSCI EM	1,369,975

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Advanced MSCI EAFE	$446,992,084	$22,784,610	$(51,798,289)	$(29,013,679)
ESG Advanced MSCI EM	51,928,846	1,822,057	(5,973,614)	(4,151,557)

9.	LINE OF CREDIT

The iShares ESG Advanced MSCI EM ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

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Notes to Financial Statements  (unaudited) (continued)

For the six months ended February 28, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
ESG Advanced MSCI EM	$230,000	$3,227	3.67%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements  (unaudited) (continued)

the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/23		Year Ended 08/31/22
iShares ETF	Shares	Amount	Shares	Amount
ESG Advanced MSCI EAFE
Shares sold	400,000	$19,514,153	3,500,000	$223,468,417
Shares redeemed	—	—	(100,000)	(6,686,997)

	400,000	$19,514,153	3,400,000	$216,781,420

ESG Advanced MSCI EM
Shares sold	400,000	$13,380,462	700,000	$29,948,355

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Advanced MSCI EAFE ETF and iShares ESG Advanced MSCI EM ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	35

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-820-0223

(b) Not Applicable

Item 2.      Code of Ethics.

Not applicable to this semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.      Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: April 20, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 20, 2023